As filed with the Securities and Exchange Commission on May 7, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5366

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6484.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6484 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report

February 29, 2020 (Unaudited)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I returned -4.85% net of fees for the six-month fiscal period ended February 29, 2020. Losses over the period were largely driven by trading in currencies, metals and agricultural commodities. The Fund’s core allocation to trendfollowing strategies generated most of the negative performance, while the performance of the Fund’s non-trendfollowing allocation was also negative in aggregate during the period. The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), which invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a multi-adviser fund that invests in managed futures and foreign exchange. The Fund may also invest a portion of its assets into Abbey Capital Onshore Series LLC (“ACOS”), which is a multi-adviser fund that invests in managed futures and foreign exchange contracts.

Average Total Returns For The Periods Ended February 29, 2020

	2020 YTD	1 Year	SEP. 1, 2019 TO FEB. 29, 2020	5 Year Annualized	ANNUALIZED SINCE INCEPTION ON JULY 1, 2014
Class I Shares	0.83%	11.49%	-4.85%	-0.69%	3.62%
Class A Shares*	0.74%	11.21%	-5.04%	-0.94%	3.35%
Class A Shares* (max load)	-5.06%	4.80%	-10.51%	-2.11%	2.28%
Class C Shares**	0.66%	10.45%	-5.33%	-1.67%	2.60%
BofA Merrill Lynch 3-Month T-Bill Index***	0.28%	2.18%	0.92%	1.13%	1.00%
S&P 500® Total Return Index***	-8.27%	8.19%	1.92%	9.23%	9.73%
Barclay CTA Index***	0.05%	5.60%	-2.27%	-0.60%	1.16%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 27, 2020

Source: Abbey Capital and Bloomberg

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only

*

Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

**	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

***

The Barclay CTA Index is derived from data that is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable, and the table above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively. This contractual limitation is in effect until February 28, 2021, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which

1

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 29, 2020 (Unaudited)

such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 1.89%. 2.14% and 2.89% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively, as stated in the Fund’s current prospectus dated February 28, 2020 (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Performance Analysis

The six-month period ended February 29, 2020 saw a number of shifts in risk sentiment. Early in the period, the Fund saw previous trends in fixed income and currencies reverse. Although the trading environment improved for risk assets at times during the period, the Fund’s Diversified Trendfollowing (“Trendfollowing”) sub-advisers struggled to recoup losses incurred in September and October 2019. The non-Trendfollowing sub-advisers also saw negative performance early in the period, with the Global Macro sub-advisers ultimately recovering to finish slightly positive over the six-months, while the Value sub-advisers finished the period with negative performance due to further losses later in the period.

Thawing US-China trade tensions were a key market driver early in the period, with investors rotating out of fixed income into riskier assets, such as equities. Furthermore, signals from the Federal Reserve that its rate cuts were not expected to be the start of a prolonged easing cycle added to the pressure facing bond markets. Long exposures in bonds saw losses during this period, with German 10-year and 5-year government bond contracts the most difficult trades. Trading in fixed income saw muted performance for much of the rest of the period, before some partially-offsetting gains were made in February 2020 as fears over the global coronavirus outbreak saw strong demand in global bond markets.

Major currencies proved to be the most difficult sector for the Fund over the full six-month period, with the Trendfollowing sub-advisers driving losses during the period. Both the Global Macro and Value sub-advisers generated positive returns in major currencies. For the Trendfollowing sub-advisers, losses were seen in major currencies throughout most of the period as mostly long USD exposure proved difficult. A rate cut and the commencement of purchases of T-Bills by the Federal Reserve weighed on the USD early in the period, while improved trade sentiment was a headwind in December. The Trendfollowing sub-advisers saw losses from both long and short positions in GBP/USD during the period, as shifting sentiment around Brexit drove moves in the currency pair. Further losses in major currencies were seen from mostly short exposures in USD/CAD and from trading in USD/CHF.

The Fund saw losses across agricultural commodities during the period, as negative performance in softs and grains more-than offset modest gains from trading in meats. Within softs, the Trendfollowing sub-advisers struggled from whipsaw price movements in soybean contracts, with large losses coming from short exposures in December 2019 as optimism over US-China trade relations supported a rally in a number of US agricultural commodities. Elsewhere within softs, losses were seen from trading in coffee, cotton and sugar. Losses within grains stemmed from trading in wheat, from both short exposure in September 2019 and long positions in February 2020.

Elsewhere, the Fund was negative within metals. In base metals, the Fund was short copper for much of the period, leading to negative performance. Moreover, long copper positioning in January 2020 generated further losses as prices fell amid concerns over the economic impact of the coronavirus outbreak in China. In precious metals, the Fund suffered losses throughout the period from mostly long exposures. The Fund realized some profits from long gold and silver exposures in early February 2020, but ultimately saw losses for the month as both markets reversed lower in the last week of the month.

2

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 29, 2020 (Unaudited)

Smaller sector-level losses were also seen in equities and emerging market currencies. A long exposure to the FTSE 100 Index was the largest detractor from the Fund’s performance within equities during the period, as both the Trendfollowing and Value sub-advisers struggled in the contract. Within emerging market currencies, the Fund recorded its largest losses from mostly short USD exposures versus the PLN, ZAR, and TRY.

On the upside, energy was the strongest sector for the Fund over the period. The Trendfollowing sub-advisers were the largest contributors to positive performance in energy and were driven by short exposures in natural gas and gasoil in February 2020. Concerns over the impact of the coronavirus outbreak on global energy demand weighed on these markets, which proved profitable for the Fund’s short positions. The Value sub-advisers were also positive in energy over the six-month period, with gains from shorts in heating oil and gasoline offsetting losses from longs in crude oil.

Key to Currency Abbreviations
USD	US Dollar
CAD	Canadian Dollar
GBP	British Pound Sterling
CHF	Swiss Franc
PLN	Polish Zloty
ZAR	South African Rand
TRY	Turkish Lira

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), which invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a multi-adviser fund that invests in managed futures and foreign exchange. The Fund may also invest a portion of its assets into Abbey Capital Onshore Series LLC (“ACOS”), which is a multi-adviser fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Futures Strategy Fund is distributed by Quasar Distributions, LLC.

3

Abbey Capital Futures Strategy Fund

Performance Data

February 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2020
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class A Shares (without sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-5.04%	11.21%	0.55%	-0.94%	3.35%*
Class A Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-10.51%	4.80%	-1.42%	-2.11%	2.28%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.92%	2.18%	1.73%	1.13%	1.00%**
S&P 500® Total Return Index	1.92%	8.19%	9.87%	9.23%	9.73%**
Barclay CTA Index	-2.27%	5.60%	0.97%	-0.60%	1.16%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was August 29, 2014.

*	Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.14% for Class A Shares as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

4

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2020
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class I Shares	-4.85%	11.49%	0.82%	-0.69%	3.62%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.92%	2.18%	1.73%	1.13%	1.00%*
S&P 500® Total Return Index	1.92%	8.19%	9.87%	9.23%	9.73%*
Barclay CTA Index	-2.27%	5.60%	0.97%	-0.60%	1.16%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was July 1, 2014.

*	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.89% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2020
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class C Shares (Pro forma July 1, 2014 to October 6, 2015)	-5.33%	10.45%	-0.19%	-1.67%	2.60%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.92%	2.18%	1.73%	1.13%	1.00%**
S&P 500® Total Return Index	1.92%	8.19%	9.87%	9.23%	9.73%**
Barclay CTA Index	-2.27%	5.60%	0.97%	-0.60%	1.16%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was October 6, 2015.

*	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.89% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

6

Abbey Capital Futures Strategy Fund

Performance Data (Concluded)

February 29, 2020 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 510 programs included in the calculation of the Barclay CTA Index for 2020. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

DAX 30 Index

DAX 30 Index is a blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange. Prices are taken from the Xetra trading venue.

DJ Euro Stoxx 50 Index

DJ Euro Stoxx 50 Index is a stock index of Eurozone stocks designed by STOXX, an index provider owned by Deutsche Börse Group. According to STOXX, its goal is “to provide a blue-chip representation of Supersector leaders in the Eurozone”. It is made up of fifty of the largest and most liquid stocks.

FTSE 100 Index

FTSE 100 Index is a share index of the 100 companies listed on the London Stock Exchange with the highest market capitalization. It is seen as a gauge of prosperity for businesses regulated by UK company law.

Hang Seng Index

The Hang Seng Index is a market capitalization-weighted index of 40 of the largest companies that trade on the Hong Kong Exchange. The Hang Seng Index is maintained by a subsidiary of Hang Seng Bank, and has been published since 1969.

Nikkei 225 Index

The Nikkei 225 Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies traded on the Tokyo Stock Exchange.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

7

Abbey Capital Futures Strategy Fund

Fund Expense Examples

February 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six- Month Total Investment Return for the Fund
Actual
Class A Shares	$1,000.00	$ 949.60	$ 9.89	2.04%	-5.04%
Class I Shares	1,000.00	951.50	8.69	1.79	-4.85
Class C Shares	1,000.00	946.70	13.50	2.79	-5.33
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$ 1,014.72	$ 10.22	2.04%	N/A
Class I Shares	1,000.00	1,015.96	8.97	1.79	N/A
Class C Shares	1,000.00	1,010.99	13.95	2.79	N/A

*

Expenses are equal to the Funds’ Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for the Fund’s respective share classes.

8

Abbey Capital Futures Strategy Fund

Consolidated Portfolio Holdings Summary Table

February 29, 2020 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	77.3%	$609,155,072
PURCHASED OPTIONS	0.0	15,413
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures, forward foreign currency contracts and written options)	22.7	179,069,423
NET ASSETS	100.0%	$788,239,908

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

February 29, 2020 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 77.3%
U.S. TREASURY OBLIGATIONS — 77.3%
U.S. Treasury Bills	1.662%	03/05/20	$3,184	$3,183,613
U.S. Treasury Bills	1.869%	03/12/20	439	438,821
U.S. Treasury Bills	1.891%	03/19/20	9,467	9,460,651
U.S. Treasury Bills	1.871%	03/26/20	5666	5660810
U.S. Treasury Bills	1.664%	04/02/20	44,022	43,969,308
U.S. Treasury Bills	1.642%	04/09/20	1,648	1,645,582
U.S. Treasury Bills	1.605%	04/16/20	4,322	4,314,665
U.S. Treasury Bills	1.614%	04/23/20	13,680	13,653,294
U.S. Treasury Bills	1.539%	04/30/20	35,491	35,412,680
U.S. Treasury Bills	1.553%	05/07/20	40,334	40,238,222
U.S. Treasury Bills	1.559%	05/14/20	51,580	51,445,572
U.S. Treasury Bills	1.564%	05/21/20	8,862	8,837,063
U.S. Treasury Bills	1.589%	05/28/20	12,220	12,183,233
U.S. Treasury Bills	1.528%	06/04/20	53,879	53,703,462
U.S. Treasury Bills	1.559%	06/11/20	5,043	5,025,735
U.S. Treasury Bills	1.551%	06/18/20	22,983	22,897,676
U.S. Treasury Bills	1.565%	06/25/20	7,728	7,697,938
U.S. Treasury Bills	1.533%	07/02/20	17,016	16,946,571
U.S. Treasury Bills	1.537%	07/09/20	36,206	36,051,287
U.S. Treasury Bills	1.534%	07/16/20	16,022	15,951,864
U.S. Treasury Bills	1.533%	07/23/20	12,803	12,743,422
U.S. Treasury Bills	1.534%	07/30/20	23,517	23,404,192
U.S. Treasury Bills	1.540%	08/06/20	38,021	37,831,143
U.S. Treasury Bills	1.531%	08/13/20	39,213	39,010,203
U.S. Treasury Bills	1.496%	08/20/20	41,387	41,164,117
U.S. Treasury Bills	1.290%	08/27/20	66,649	66,283,948
				609,155,072
TOTAL SHORT-TERM INVESTMENTS
(Cost $608,618,569)				609,155,072
TOTAL PURCHASED OPTIONS — 0.0%**
(Cost $479,406)				15,413
TOTAL INVESTMENTS — 77.3%
(Cost $609,097,975)				609,170,485

OTHER ASSETS IN EXCESS OF LIABILITIES — 22.7%				179,069,423
NET ASSETS — 100.0%				$788,239,908

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 22 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the consolidated financial statements.

10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Futures contracts outstanding as of February 29, 2020 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
1-Month SOFR Future	Mar-20	1	$410,991	$750
3-Month Euro Euribor	Jun-20	193	53,531,805	34,374
3-Month Euro Euribor	Sep-20	720	199,743,884	12,199
3-Month Euro Euribor	Dec-20	1,058	293,527,141	85,418
3-Month Euro Euribor	Mar-21	11	3,051,794	2,401
3-Month Euro Euribor	Jun-21	2	554,844	1,118
3-Month Euro Euribor	Sep-21	9	2,496,674	2,470
3-Month Euro Euribor	Dec-21	8	2,219,156	2,677
3-Month Euro Euribor	Mar-22	15	4,160,089	4,264
3-Month Euro Euribor	Jun-22	22	6,100,857	6,900
3-Month Euro Euribor	Sep-22	7	1,940,892	3,174
3-Month Euro Euribor	Dec-22	11	3,049,518	4,071
3-Month Euro Euribor	Mar-23	1	277,160	207
3-Month Euro Euribor	Jun-23	1	277,118	14
90-DAY Bank Bill	Jun-20	9	5,854,090	(3,441)
90-DAY Bank Bill	Sep-20	721	469,093,134	72,671
90-DAY Bank Bill	Dec-20	103	67,016,605	23,786
90-DAY Bank Bill	Mar-21	60	39,039,761	13,007
90-DAY Bank Bill	Jun-21	54	35,134,919	13,614
90-DAY Bank Bill	Sep-21	37	24,073,926	10,891
90-DAY Eurodollar Futures	Jun-20	476	117,768,350	530,912
90-DAY Eurodollar Futures	Sep-20	268	66,386,950	112,613
90-DAY Eurodollar Futures	Dec-20	1,473	364,917,338	1,064,163
90-DAY Eurodollar Futures	Mar-21	69	17,112,863	89,550
90-DAY Eurodollar Futures	Jun-21	589	146,101,450	1,026,525
90-DAY Eurodollar Futures	Sep-21	56	13,891,500	72,388
90-DAY Eurodollar Futures	Dec-21	431	106,888,000	673,312
90-DAY Eurodollar Futures	Mar-22	51	12,644,813	62,350
90-DAY Eurodollar Futures	Jun-22	44	10,905,950	49,775
90-DAY Eurodollar Futures	Sep-22	9	2,230,088	10,662
90-DAY Eurodollar Futures	Dec-22	349	86,442,938	515,788
90-DAY Eurodollar Futures	Mar-23	5	1,238,125	5,425
90-DAY Eurodollar Futures	Jun-23	4	990,250	3,850
90-DAY Eurodollar Futures	Sep-23	5	1,237,438	3,750
90-DAY Eurodollar Futures	Dec-23	2	494,800	2,725
90-DAY Eurodollar Futures	Jun-24	4	989,100	1,512
90-DAY Sterling Futures	Jun-20	342	54,529,627	43,946
90-DAY Sterling Futures	Sep-20	864	137,835,218	24,096
90-DAY Sterling Futures	Dec-20	2,524	402,697,964	297,611
90-DAY Sterling Futures	Mar-21	124	19,789,856	14,552
90-DAY Sterling Futures	Jun-21	1,338	213,528,204	275,278
90-DAY Sterling Futures	Sep-21	125	19,947,448	17,926
90-DAY Sterling Futures	Dec-21	655	104,514,129	130,379
90-DAY Sterling Futures	Mar-22	125	19,945,445	21,147
90-DAY Sterling Futures	Jun-22	121	19,304,282	20,082
90-DAY Sterling Futures	Sep-22	8	1,276,188	1,699
90-DAY Sterling Futures	Dec-22	456	72,731,749	93,308
Amsterdam Index Futures	Mar-20	72	8,569,831	(1,213,685)

The accompanying notes are an integral part of the consolidated financial statements.

11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Australian 10-Year Bond Futures	Mar-20	277	$27,012,885	$478,651
Australian 3-Year Bond Futures	Mar-20	830	62,905,488	219,256
Bank Acceptance Futures	Jun-20	23	4,220,451	9,508
Bank Acceptance Futures	Sep-20	21	3,858,344	15,133
Bank Acceptance Futures	Dec-20	69	12,683,842	49,693
Bank Acceptance Futures	Mar-21	54	9,930,005	36,590
Bank Acceptance Futures	Jun-21	39	7,172,397	26,578
Bank Acceptance Futures	Sep-21	28	5,149,413	18,746
CAC40 10 Euro Futures	Mar-20	266	15,582,542	(1,816,080)
Canadian 10-Year Bond Futures	Jun-20	321	34,131,585	418,015
CHF Currency Futures	Mar-20	38	4,924,325	18,737
Cocoa Futures	May-20	90	2,404,800	(142,950)
Cocoa Futures	Jul-20	42	1,127,280	(47,670)
Cocoa Futures ICE	May-20	40	1,002,641	(20,758)
Cocoa Futures ICE	Sep-20	1	24,643	(397)
DAX Index Futures	Mar-20	68	22,180,849	(3,076,964)
Dollar Index	Mar-20	566	55,513,846	(46,734)
Euro BUXL 30-Year Bond Futures	Mar-20	47	11,403,405	579,860
Euro STOXX 50	Mar-20	496	18,146,075	(2,152,963)
Euro/CHF 3-Month Futures ICE	Dec-20	1	261,531	78
Euro/CHF 3-Month Futures ICE	Mar-21	2	523,062	726
Euro-Bobl Futures	Mar-20	390	58,407,004	327,652
Euro-Bobl Futures	Jun-20	538	80,773,647	1,512
Euro-BTP Futures	Mar-20	212	34,113,221	(155,237)
Euro-BTP Futures	Jun-20	4	645,854	751
Euro-Bund Futures	Mar-20	305	59,751,501	1,099,135
Euro-Bund Futures	Jun-20	26	5,014,064	(1,104)
Euro-Oat Futures	Mar-20	233	43,395,556	458,149
Euro-Oat Futures	Jun-20	6	1,135,035	(132)
Euro-Schatz Futures	Mar-20	592	73,402,014	180,120
Euro-Schatz Futures	Jun-20	2	248,079	11
FTSE 100 Index Futures	Mar-20	228	19,084,776	(2,549,414)
FTSE China A50 Index	Mar-20	24	318,240	(6,865)
FTSE/JSE TOP 40	Mar-20	5	146,308	(20,144)
FTSE/MIB Index Futures	Mar-20	27	3,282,600	(277,521)
Gold 100 Oz Futures	Apr-20	116	18,173,720	141,980
Hang Seng China Enterprises Index Futures	Mar-20	10	664,464	(16,389)
Hang Seng Index Futures	Mar-20	72	12,086,209	(181,379)
IBEX 35 Index Futures	Mar-20	50	4,798,474	(546,465)
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-20	24	34,282,218	49,230
Kansas City Hard Red Winter Wheat Futures	Jul-20	17	391,213	(18,538)
LME Aluminum Forward	Mar-20	2,263	95,357,163	(4,866,549)
LME Copper Forward	Mar-20	595	83,731,375	(5,687,695)
LME Lead Forward	Mar-20	13	600,275	(2,869)
LME Nickel Forward	Mar-20	150	10,980,900	(1,568,771)
LME Zinc Forward	Mar-20	118	5,938,350	(737,621)
Long Gilt Futures	Jun-20	778	135,063,210	1,076,134
Mill Wheat Euro	Mar-20	1	10,350	(317)
Mill Wheat Euro	May-20	6	61,021	(2,553)
Mill Wheat Euro	Sep-20	3	29,558	(1,035)

The accompanying notes are an integral part of the consolidated financial statements.

12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini FTSE/MIB Pound Futures	Mar-20	2	$48,631	$(3,012)
Mini HSI Index Futures	Mar-20	4	134,291	(1,238)
MSCI EAFE Index Futures	Mar-20	12	1,089,600	(125,145)
MSCI Emerging Markets Index Futures	Mar-20	21	1,059,240	(92,525)
MSCI Singapore Exchange ETS	Mar-20	51	1,259,714	(71,581)
MSCI Taiwan Index	Mar-20	71	2,989,810	(156,220)
MXN Currency Futures	Mar-20	639	16,147,530	(607,840)
Nasdaq 100 E-Mini	Mar-20	65	10,990,200	(2,262,321)
Nikkei 225 (Chicago Mercantile Exchange)	Mar-20	4	420,600	(54,075)
Nikkei 225 (Osaka Securities Exchange)	Mar-20	56	10,944,558	(1,281,819)
Nikkei 225 (Singapore Exchange)	Mar-20	43	4,181,995	(723,484)
Nikkei 225 Mini	Mar-20	104	2,032,561	(211,686)
OMX Stockholm 30 Index Futures	Mar-20	397	6,904,591	(853,158)
Palladium Futures	Jun-20	2	498,220	(25,080)
Palm Oil Futures	May-20	1	13,754	(1,975)
Platinum Futures	Apr-20	5	216,175	(48,280)
Rapeseed Euro	May-20	1	20,989	(1,214)
Rapeseed Euro	Aug-20	1	20,575	(788)
Rough Rice Futures	May-20	1	27,200	90
Russell 2000 E-Mini	Mar-20	101	7,448,245	(990,120)
S&P 500 E-Mini Futures	Mar-20	30	4,426,650	(1,778,455)
S&P Mid 400 E-Mini	Mar-20	15	2,718,300	(360,800)
S&P/TSX 60 IX Futures	Mar-20	91	13,168,814	(734,126)
SGX Iron Ore 62% Futures	Mar-20	5	41,135	(3,329)
SGX Nifty 50	Mar-20	53	1,183,702	(64,071)
Short BTP Future	Mar-20	95	11,807,880	(16,780)
SPI 200 Futures	Mar-20	151	15,675,064	(1,377,049)
STOXX Europe 600 Index	Mar-20	15	308,995	(2,799)
Sugar No. 11 (World)	May-20	648	16,162	(469,930)
Sugar No. 11 (World)	Jul-20	75	10,262,246	(43,120)
Sugar No. 11 (World)	Mar-21	1	1,181,040	(504)
Topix Index Futures	Mar-20	88	12,234,007	(1,786,334)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-20	1,256	169,246,000	2,606,812
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-20	452	98,684,313	594,172
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-20	1,375	168,781,250	2,028,406
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-20	338	57,544,500	1,374,109
U.S. Treasury Ultra 10-Year Notes	Jun-20	8	1,201,750	17,797
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-20	48	9,960,000	325,672
USD/NOK Futures	Mar-20	5	500,646	14,649
USD/SEK Futures	Mar-20	3	300,884	7,966
Wheat (Chicago Board of Trade)	May-20	349	9,161,250	(319,354)
White Sugar ICE	May-20	1	19,830	(715)
				$(21,995,919)

The accompanying notes are an integral part of the consolidated financial statements.

13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-20	12	$(1,714,000)	$(10,579)
AUD/USD Currency Futures	Mar-20	1,044	(68,110,560)	2,385,215
Brent Crude Futures	May-20	49	(2,433,830)	391,590
Brent Crude Futures	Jun-20	9	(446,310)	59,360
Brent Crude Futures	Jul-20	3	(148,740)	21,510
Brent Crude Oil Last Day	May-20	4	(198,680)	12,230
CAD Currency Futures	Mar-20	567	(42,306,705)	239,199
Canola Futures (Winnipeg Commodity Exchange)	May-20	6	(40,794)	665
Coffee ‘C’ Futures	May-20	122	(5,094,263)	(323,194)
Coffee ‘C’ Futures	Jul-20	3	(127,406)	(8,381)
Coffee ‘C’ Futures	Sep-20	2	(86,250)	(6,338)
Coffee Robusta Futures	May-20	1	(12,830)	1,010
Coffee Robusta Futures	Jul-20	1	(13,020)	450
Copper Futures	May-20	253	(16,065,500)	259,262
Corn Futures	May-20	588	(10,826,550)	317,412
Corn Futures	Jul-20	532	(9,908,500)	487,687
Corn Futures	Sep-20	3	(55,875)	1,138
Corn Futures	Dec-20	9	(169,650)	8,325
Cotton No.2 Futures	May-20	61	(1,875,445)	135,130
DJIA Mini E-CBOT	Mar-20	29	(3,677,780)	(584,840)
E-Mini Crude Oil	Apr-20	8	(179,040)	29,823
Emissions ICE	Dec-20	2	(52,128)	(2,153)
EUR Foreign Exchange Currency Futures	Mar-20	1,459	(201,332,881)	312,460
Euro E-Mini Futures	Mar-20	1	(68,997)	147
Euro/CHF 3-Month Futures ICE	Jun-20	1	(261,401)	(441)
Euro/CHF 3-Month Futures ICE	Sep-20	1	(261,479)	(441)
Euro/JPY Futures	Mar-20	86	(11,853,305)	59,614
FTSE KLCI Futures	Mar-20	4	(69,442)	1,334
Gasoline RBOB Futures	Apr-20	233	(14,510,681)	2,050,264
Gasoline RBOB Futures	May-20	2	(124,076)	15,641
Gasoline RBOB Futures	Jun-20	1	(61,719)	(760)
GBP Currency Futures	Mar-20	10	(799,875)	(431,332)
JPY Currency Futures	Mar-20	316	(36,663,900)	(262,619)
Kansas City Hard Red Winter Wheat Futures	May-20	42	(951,825)	26,438
Lean Hogs Futures	Apr-20	76	(1,893,160)	176,050
Lean Hogs Futures	Jun-20	114	(3,521,460)	220,500
Lean Hogs Futures	Jul-20	1	(31,320)	3,930
Live Cattle Futures	Apr-20	48	(2,065,440)	207,260
Live Cattle Futures	Jun-20	166	(6,719,680)	301,390
Live Cattle Futures	Aug-20	18	(736,380)	42,150
Live Cattle Futures	Oct-20	10	(430,100)	6,100
LME Aluminum Forward	Mar-20	2,263	(95,357,163)	5,190,650
LME Aluminum Forward	Apr-20	71	(3,006,406)	28,849
LME Aluminum Forward	Jun-20	420	(17,847,375)	469,808
LME Copper Forward	Mar-20	595	(83,731,375)	3,843,516
LME Copper Forward	Apr-20	18	(2,534,400)	11,604
LME Copper Forward	Jun-20	165	(23,269,125)	512,315
LME Lead Forward	Mar-20	13	(600,275)	6,856
LME Lead Forward	Apr-20	8	(370,000)	(7,379)
LME Nickel Forward	Mar-20	150	(10,980,900)	1,694,735

The accompanying notes are an integral part of the consolidated financial statements.

14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Nickel Forward	Apr-20	9	$(660,150)	$46,018
LME Nickel Forward	Jun-20	88	(6,480,672)	457,196
LME Zinc Forward	Mar-20	118	(5,938,350)	1,046,841
LME Zinc Forward	Apr-20	16	(807,200)	63,808
LME Zinc Forward	Jun-20	73	(3,688,325)	320,631
Low Sulphur Gasoil G Futures	Apr-20	136	(5,977,200)	848,775
Low Sulphur Gasoil G Futures	May-20	19	(835,525)	115,600
Low Sulphur Gasoil G Futures	Jun-20	1	(44,050)	11,800
Low Sulphur Gasoil G Futures	Jul-20	1	(44,250)	6,975
Lumber Futures	May-20	1	(45,199)	1,969
Milk Futures	Mar-20	1	(32,620)	1,820
Natural Gas Futures	Apr-20	966	(16,267,440)	1,590,990
Natural Gas Futures	May-20	376	(6,512,320)	552,690
Natural Gas Futures	Jun-20	4	(71,960)	9,850
Natural Gas Futures	Oct-20	1	(19,730)	1,470
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-20	548	(34,001,537)	3,676,189
NY Harbor Ultra-Low Sulfur Diesel Futures	May-20	16	(989,520)	114,072
NY Harbor Ultra-Low Sulfur Diesel Futures	Jun-20	2	(123,732)	16,099
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-20	2	(128,764)	20,744
NZD Currency Futures	Mar-20	463	(28,965,280)	558,940
OAT Futures	May-20	1	(13,638)	1,438
Red Wheat Futures (Minneapolis Grain Exchange)	May-20	3	(79,125)	875
Silver Futures	May-20	2	(164,570)	(683,145)
Soybean Futures	May-20	471	(21,024,263)	211,067
Soybean Futures	Jul-20	202	(9,105,150)	127,125
Soybean Futures	Nov-20	6	(272,475)	10,688
Soybean Meal Futures	May-20	138	(4,217,280)	(119,790)
Soybean Meal Futures	Jul-20	4	(124,040)	(2,690)
Soybean Oil Futures	May-20	23	(395,784)	2,772
Soybean Oil Futures	Jul-20	3	(52,272)	3,492
Soybean Oil Futures	Dec-20	1	(17,940)	1,128
Wheat (Chicago Board of Trade)	Jul-20	37	(973,563)	(30,675)
Wheat (Chicago Board of Trade)	Sep-20	1	(26,650)	1,863
WTI Crude Futures IPE	Apr-20	4	(11,503,320)	30,040
WTI Crude Futures	Apr-20	257	(179,040)	1,280,180
WTI Crude Futures	May-20	85	(3,819,900)	353,630
WTI Crude Futures	Jun-20	3	(135,300)	19,670
WTI Crude Futures	Jun-20	1	(45,230)	7,360
WTI Crude Futures	Dec-20	4	(183,560)	18,660
				$28,589,325
Total Futures Contracts				$6,593,406

The accompanying notes are an integral part of the consolidated financial statements.

15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Forward foreign currency contracts outstanding as of February 29, 2020 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	3,400,000	CAD	2,981,266	Mar 02 2020	BOA	$ (6,002)
AUD	2,108,066	EUR	1,250,000	Mar 02 2020	BOA	(6,792)
AUD	1,728,923	GBP	875,000	Mar 02 2020	BOA	4,418
AUD	1,600,000	JPY	114,101,370	Mar 02 2020	BOA	(15,636)
AUD	2,800,000	NZD	2,927,719	Mar 02 2020	BOA	(5,823)
AUD	47,716,045	USD	31,352,644	Mar 02 2020	BOA	(265,522)
AUD	45,525,102	USD	29,627,736	Mar 03 2020	BOA	32,795
AUD	22,447,099	USD	15,403,273	Mar 18 2020	BOA	(773,148)
AUD	14,755,000	USD	10,165,159	Mar 19 2020	BOA	(548,208)
AUD	25,773,000	USD	17,800,829	Mar 20 2020	BOA	(1,002,215)
BRL	33,401,457	USD	7,948,996	Mar 18 2020	BOA	(488,948)
CAD	2,972,620	AUD	3,400,000	Mar 02 2020	BOA	(440)
CAD	2,981,372	AUD	3,400,000	Mar 06 2020	BOA	5,856
CAD	3,819,769	EUR	2,625,000	Mar 02 2020	BOA	(52,612)
CAD	3,143,000	EUR	2,125,000	Mar 03 2020	BOA	(4,885)
CAD	600,000	JPY	49,512,600	Mar 02 2020	BOA	(12,107)
CAD	400,000	JPY	32,407,440	Mar 06 2020	BOA	(2,562)
CAD	67,502,509	USD	50,315,435	Mar 02 2020	BOA	(24,550)
CAD	22,841,975	USD	17,449,399	Mar 18 2020	BOA	(431,305)
CAD	50,581,000	USD	38,131,946	Mar 19 2020	BOA	(447,248)
CAD	25,237,000	USD	19,345,545	Mar 20 2020	BOA	(543,040)
CHF	3,451,338	EUR	3,250,000	Mar 02 2020	BOA	(10,498)
CHF	3,458,452	EUR	3,250,000	Mar 06 2020	BOA	(3,021)
CHF	1,750,000	JPY	197,881,250	Mar 02 2020	BOA	(20,676)
CHF	1,750,000	JPY	197,132,425	Mar 06 2020	BOA	(13,612)
CHF	10,017,060	USD	10,265,604	Mar 02 2020	BOA	119,158
CHF	7,761,076	USD	8,012,658	Mar 03 2020	BOA	33,886
CHF	7,752,702	USD	8,030,543	Mar 04 2020	BOA	7,897
CHF	2,250,000	USD	2,327,215	Mar 06 2020	BOA	6,048
CHF	109,537,000	USD	113,373,325	Mar 19 2020	BOA	327,780
CHF	23,900,000	USD	24,706,738	Mar 20 2020	BOA	103,692
CLP	79,329,000	USD	100,000	Mar 11 2020	BOA	(3,006)
CLP	79,710,000	USD	100,000	Mar 13 2020	BOA	(2,539)
CLP	1,712,348,426	USD	2,207,038	Mar 18 2020	BOA	(113,313)
CLP	81,138,000	USD	100,000	Mar 20 2020	BOA	(790)
CNH	12,649,626	USD	1,804,099	Mar 02 2020	BOA	8,500
CNH	24,420,506	USD	3,500,000	Mar 18 2020	BOA	(2,276)
COP	343,098,000	USD	100,000	Mar 06 2020	BOA	(2,540)
COP	343,017,290	USD	100,000	Mar 12 2020	BOA	(2,590)
COP	22,379,240,000	USD	6,700,000	Mar 18 2020	BOA	(346,501)
COP	343,317,000	USD	100,000	Mar 20 2020	BOA	(2,541)
CZK	143,084,882	EUR	5,600,000	Mar 18 2020	BOA	17,805
EUR	1,250,000	AUD	2,080,450	Mar 02 2020	BOA	24,784
EUR	1,250,000	AUD	2,108,481	Mar 06 2020	BOA	6,728
EUR	2,625,000	CAD	3,851,859	Mar 02 2020	BOA	28,704
EUR	3,250,000	CHF	3,458,715	Mar 02 2020	BOA	2,850
EUR	2,950,000	CZK	74,965,658	Mar 18 2020	BOA	8,382
EUR	1,300,000	GBP	1,109,570	Mar 02 2020	BOA	12,651
EUR	11,906,400	GBP	10,197,691	Mar 05 2020	BOA	71,876

The accompanying notes are an integral part of the consolidated financial statements.

16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	100,000	HUF	33,911,000	Mar 02 2020	BOA	$ (305)
EUR	100,000	HUF	34,045,200	Mar 06 2020	BOA	(733)
EUR	7,700,000	HUF	2,580,808,325	Mar 18 2020	BOA	80,128
EUR	2,483,766	JPY	297,858,500	Mar 02 2020	BOA	(19,504)
EUR	1,250,000	NOK	12,820,575	Mar 02 2020	BOA	17,512
EUR	375,000	NOK	3,897,062	Mar 03 2020	BOA	(132)
EUR	1,250,000	NOK	13,008,779	Mar 06 2020	BOA	(2,177)
EUR	20,700,000	NOK	211,121,400	Mar 18 2020	BOA	438,115
EUR	300,000	PLN	1,300,693	Mar 02 2020	BOA	(405)
EUR	200,000	PLN	867,156	Mar 03 2020	BOA	(263)
EUR	3,900,000	PLN	16,762,514	Mar 18 2020	BOA	36,452
EUR	1,875,000	SEK	19,888,913	Mar 02 2020	BOA	244
EUR	1,875,000	SEK	20,035,558	Mar 06 2020	BOA	(14,904)
EUR	7,100,000	SEK	75,234,907	Mar 18 2020	BOA	10,732
EUR	69,719,204	USD	76,642,472	Mar 02 2020	BOA	338,816
EUR	64,673,180	USD	71,313,610	Mar 03 2020	BOA	100,670
EUR	31,129,413	USD	34,598,485	Mar 18 2020	BOA	(191,211)
EUR	132,368,000	USD	144,899,288	Mar 19 2020	BOA	1,416,169
EUR	19,227,000	USD	21,305,033	Mar 20 2020	BOA	(50,744)
GBP	875,000	AUD	1,726,331	Mar 02 2020	BOA	(2,729)
GBP	875,000	AUD	1,729,067	Mar 06 2020	BOA	(4,504)
GBP	1,096,667	EUR	1,300,000	Mar 02 2020	BOA	(29,195)
GBP	9,942,392	EUR	11,906,400	Mar 05 2020	BOA	(399,266)
GBP	1,109,696	EUR	1,300,000	Mar 06 2020	BOA	(12,694)
GBP	27,423,290	USD	35,391,148	Mar 02 2020	BOA	(227,289)
GBP	26,312,443	USD	33,907,914	Mar 03 2020	BOA	(167,462)
GBP	26,052,816	USD	33,404,269	Mar 04 2020	BOA	4,242
GBP	255,300	USD	325,768	Mar 05 2020	BOA	1,622
GBP	187,500	USD	241,678	Mar 06 2020	BOA	(1,225)
GBP	15,264,863	USD	20,048,780	Mar 18 2020	BOA	(466,043)
GBP	22,536,000	USD	29,051,884	Mar 19 2020	BOA	(140,423)
GBP	19,949,000	USD	26,123,549	Mar 20 2020	BOA	(530,204)
HUF	34,036,030	EUR	100,000	Mar 02 2020	BOA	713
HUF	1,497,436,879	EUR	4,500,000	Mar 18 2020	BOA	(82,199)
HUF	557,532,970	USD	1,802,942	Mar 02 2020	BOA	17,427
HUF	1,478,497,181	USD	4,859,207	Mar 18 2020	BOA	(29,435)
HUF	1,010,000,000	USD	3,437,217	Mar 19 2020	BOA	(137,783)
ILS	3,775,200	USD	1,100,000	Mar 03 2020	BOA	(11,339)
ILS	23,433,037	USD	6,800,000	Mar 18 2020	BOA	(37,217)
INR	7,135,750	USD	100,000	Mar 05 2020	BOA	(1,187)
INR	157,049,860	USD	2,200,000	Mar 06 2020	BOA	(25,472)
INR	157,454,000	USD	2,200,000	Mar 13 2020	BOA	(21,483)
INR	1,621,206,109	USD	22,602,962	Mar 18 2020	BOA	(183,921)
INR	194,599,260	USD	2,700,000	Mar 24 2020	BOA	(10,659)
JPY	115,438,400	AUD	1,600,000	Mar 02 2020	BOA	28,034
JPY	99,598,240	AUD	1,400,000	Mar 06 2020	BOA	11,554
JPY	48,890,265	CAD	600,000	Mar 02 2020	BOA	6,336
JPY	16,064,698	CAD	200,000	Mar 03 2020	BOA	(32)
JPY	197,112,650	CHF	1,750,000	Mar 02 2020	BOA	13,549
JPY	195,737,879	CHF	1,750,000	Mar 03 2020	BOA	770
JPY	132,088,000	EUR	1,100,000	Mar 02 2020	BOA	10,248

The accompanying notes are an integral part of the consolidated financial statements.

17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
JPY	131,768,230	EUR	1,100,000	Mar 06 2020	BOA	$ 7,237
JPY	51,907,079	GBP	375,000	Mar 03 2020	BOA	488
JPY	97,003,200	NZD	1,400,000	Mar 02 2020	BOA	24,394
JPY	95,224,080	NZD	1,400,000	Mar 06 2020	BOA	8,054
JPY	3,564,903,268	USD	32,306,612	Mar 02 2020	BOA	750,040
JPY	3,422,750,498	USD	31,205,789	Mar 03 2020	BOA	534,451
JPY	3,231,634,430	USD	29,933,572	Mar 04 2020	BOA	36,034
JPY	3,454,106,211	USD	31,834,840	Mar 18 2020	BOA	223,679
JPY	12,846,072,000	USD	117,357,514	Mar 19 2020	BOA	1,877,344
KRW	1,658,762,000	USD	1,400,000	Mar 09 2020	BOA	(34,011)
KRW	7,519,925,862	USD	6,455,990	Mar 18 2020	BOA	(262,579)
MXN	33,000,000	USD	1,696,794	Mar 06 2020	BOA	(21,999)
MXN	377,010,507	USD	19,506,237	Mar 18 2020	BOA	(410,762)
MXN	651,620,000	USD	34,153,276	Mar 19 2020	BOA	(1,154,417)
MXN	99,706,000	USD	5,180,200	Mar 20 2020	BOA	(131,805)
NOK	13,004,825	EUR	1,250,000	Mar 02 2020	BOA	2,071
NOK	153,399,170	EUR	15,350,000	Mar 18 2020	BOA	(660,465)
NOK	14,000,000	SEK	14,377,706	Mar 02 2020	BOA	(8,397)
NOK	31,241,518	USD	3,315,523	Mar 02 2020	BOA	5,116
NOK	2,969,396	USD	313,939	Mar 03 2020	BOA	1,678
NOK	113,418,891	USD	12,487,661	Mar 18 2020	BOA	(431,584)
NOK	35,770,000	USD	3,917,320	Mar 19 2020	BOA	(115,067)
NZD	2,915,528	AUD	2,800,000	Mar 02 2020	BOA	(1,798)
NZD	2,927,582	AUD	2,800,000	Mar 06 2020	BOA	5,612
NZD	1,400,000	JPY	95,245,780	Mar 02 2020	BOA	(8,097)
NZD	1,912,191	USD	1,192,877	Mar 02 2020	BOA	2,376
NZD	2,984,321	USD	1,990,246	Mar 18 2020	BOA	(124,520)
NZD	50,927,000	USD	33,083,854	Mar 19 2020	BOA	(1,245,161)
NZD	19,627,000	USD	12,994,287	Mar 20 2020	BOA	(723,690)
PHP	328,394,244	USD	6,450,000	Mar 18 2020	BOA	(15,933)
PLN	1,295,250	EUR	300,000	Mar 02 2020	BOA	(982)
PLN	1,300,918	EUR	300,000	Mar 06 2020	BOA	379
PLN	24,495,462	EUR	5,700,000	Mar 18 2020	BOA	(54,193)
PLN	7,129,303	USD	1,807,700	Mar 02 2020	BOA	10,148
PLN	58,446,855	USD	15,130,376	Mar 18 2020	BOA	(227,235)
PLN	58,980,000	USD	15,181,780	Mar 19 2020	BOA	(142,682)
RUB	454,329,462	USD	7,000,000	Mar 18 2020	BOA	(226,151)
SEK	20,033,033	EUR	1,875,000	Mar 02 2020	BOA	14,756
SEK	108,420,041	EUR	10,300,000	Mar 18 2020	BOA	(90,939)
SEK	14,478,940	NOK	14,000,000	Mar 02 2020	BOA	18,933
SEK	3,079,229	NOK	3,000,000	Mar 03 2020	BOA	1,635
SEK	14,373,478	NOK	14,000,000	Mar 06 2020	BOA	8,213
SEK	23,571,521	USD	2,429,271	Mar 02 2020	BOA	24,080
SEK	37,903,796	USD	3,974,897	Mar 18 2020	BOA	(26,629)
SEK	550,820,000	USD	57,445,822	Mar 19 2020	BOA	(66,461)
SGD	4,470,317	USD	3,200,000	Mar 02 2020	BOA	9,429
SGD	22,209,383	USD	15,918,000	Mar 10 2020	BOA	27,948
SGD	7,001,301	USD	5,167,739	Mar 18 2020	BOA	(140,651)
THB	139,418,715	USD	4,600,000	Mar 18 2020	BOA	(180,137)
TRY	36,074,145	USD	6,100,000	Mar 18 2020	BOA	(365,298)
TRY	193,780,000	USD	31,938,661	Mar 19 2020	BOA	(1,149,245)

The accompanying notes are an integral part of the consolidated financial statements.

18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
TWD	24,172,704	USD	806,262	Mar 03 2020	BOA	$ (7,827)
TWD	18,122,636	USD	600,000	Mar 04 2020	BOA	(1,380)
TWD	17,977,800	USD	600,000	Mar 09 2020	BOA	(6,044)
TWD	17,956,200	USD	600,000	Mar 12 2020	BOA	(6,682)
TWD	103,694,626	USD	3,458,221	Mar 18 2020	BOA	(31,008)
USD	31,294,786	AUD	47,746,253	Mar 02 2020	BOA	187,983
USD	29,923,744	AUD	45,525,102	Mar 03 2020	BOA	263,212
USD	29,627,827	AUD	45,525,102	Mar 04 2020	BOA	(33,518)
USD	1,435,014	AUD	2,200,000	Mar 06 2020	BOA	1,551
USD	29,710,971	AUD	43,584,133	Mar 18 2020	BOA	1,304,570
USD	10,119,546	AUD	14,756,000	Mar 19 2020	BOA	501,945
USD	30,290,196	AUD	44,478,000	Mar 20 2020	BOA	1,299,827
USD	12,889,659	BRL	54,359,893	Mar 18 2020	BOA	748,649
USD	50,420,045	CAD	67,502,509	Mar 02 2020	BOA	129,160
USD	49,721,241	CAD	66,707,508	Mar 03 2020	BOA	22,544
USD	2,231,562	CAD	3,000,000	Mar 06 2020	BOA	(3,525)
USD	24,647,891	CAD	32,580,635	Mar 18 2020	BOA	374,144
USD	37,652,970	CAD	50,579,000	Mar 19 2020	BOA	(30,238)
USD	13,946,872	CAD	18,490,000	Mar 20 2020	BOA	171,133
USD	10,336,891	CHF	10,009,682	Mar 02 2020	BOA	(40,222)
USD	8,038,379	CHF	7,761,076	Mar 03 2020	BOA	(8,165)
USD	84,949,447	CHF	82,820,000	Mar 19 2020	BOA	(1,018,998)
USD	16,917,916	CHF	16,531,000	Mar 20 2020	BOA	(242,805)
USD	100,000	CLP	78,667,113	Mar 11 2020	BOA	3,816
USD	100,000	CLP	79,340,000	Mar 13 2020	BOA	2,992
USD	3,907,576	CLP	3,056,926,364	Mar 18 2020	BOA	169,807
USD	100,000	CLP	79,722,000	Mar 20 2020	BOA	2,521
USD	100,000	CLP	81,189,000	Mar 27 2020	BOA	724
USD	1,800,000	CNH	12,649,626	Mar 02 2020	BOA	(12,599)
USD	1,800,000	CNH	12,622,981	Mar 06 2020	BOA	(8,618)
USD	4,350,000	CNH	30,607,010	Mar 18 2020	BOA	(33,810)
USD	100,000	COP	337,368,000	Mar 06 2020	BOA	4,167
USD	100,000	COP	343,227,000	Mar 12 2020	BOA	2,530
USD	8,900,000	COP	30,740,191,369	Mar 18 2020	BOA	172,815
USD	100,000	COP	341,728,000	Mar 20 2020	BOA	2,992
USD	100,000	COP	343,470,000	Mar 27 2020	BOA	2,529
USD	77,441,395	EUR	71,102,969	Mar 02 2020	BOA	(1,067,795)
USD	71,103,114	EUR	64,673,180	Mar 03 2020	BOA	(311,166)
USD	69,351,731	EUR	62,890,374	Mar 04 2020	BOA	(98,407)
USD	2,750,620	EUR	2,500,000	Mar 06 2020	BOA	(10,499)
USD	76,173,165	EUR	68,538,340	Mar 18 2020	BOA	417,883
USD	123,492,227	EUR	111,519,000	Mar 19 2020	BOA	222,604
USD	53,957,545	EUR	48,504,000	Mar 20 2020	BOA	339,297
USD	35,328,825	GBP	27,410,387	Mar 02 2020	BOA	181,509
USD	33,736,513	GBP	26,312,443	Mar 03 2020	BOA	(3,938)
USD	28,973,215	GBP	22,245,196	Mar 18 2020	BOA	435,662
USD	44,341,830	GBP	34,238,000	Mar 19 2020	BOA	417,859
USD	12,545,431	GBP	9,686,000	Mar 20 2020	BOA	118,886
USD	1,800,000	HUF	557,658,000	Mar 02 2020	BOA	(20,777)
USD	1,800,000	HUF	556,587,540	Mar 06 2020	BOA	(17,591)
USD	4,565,911	HUF	1,377,105,120	Mar 18 2020	BOA	67,354

The accompanying notes are an integral part of the consolidated financial statements.

19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	3,278,078	HUF	1,010,000,000	Mar 19 2020	BOA	$ (21,356)
USD	3,800,000	ILS	13,140,408	Mar 18 2020	BOA	7,674
USD	100,000	INR	7,177,812	Mar 05 2020	BOA	604
USD	2,200,000	INR	157,051,120	Mar 06 2020	BOA	25,454
USD	2,200,000	INR	157,192,860	Mar 13 2020	BOA	25,096
USD	10,936,566	INR	786,431,222	Mar 18 2020	BOA	61,308
USD	2,700,000	INR	193,516,553	Mar 24 2020	BOA	25,622
USD	2,700,000	INR	194,720,760	Mar 27 2020	BOA	9,828
USD	200,000	INR	14,385,490	Apr 03 2020	BOA	1,419
USD	30,983,273	JPY	3,400,836,283	Mar 02 2020	BOA	(552,018)
USD	31,697,880	JPY	3,422,750,498	Mar 03 2020	BOA	(42,360)
USD	1,263,256	JPY	137,500,000	Mar 06 2020	BOA	(12,035)
USD	43,840,820	JPY	4,785,411,606	Mar 18 2020	BOA	(573,915)
USD	106,777,227	JPY	11,679,236,000	Mar 19 2020	BOA	(1,627,275)
USD	1,400,000	KRW	1,656,116,000	Mar 09 2020	BOA	36,190
USD	1,400,000	KRW	1,658,930,000	Mar 12 2020	BOA	33,817
USD	14,590,001	KRW	17,286,488,671	Mar 18 2020	BOA	352,851
USD	400,000	KRW	486,442,958	Apr 02 2020	BOA	(723)
USD	10,442,236	MXN	198,983,490	Mar 18 2020	BOA	363,778
USD	44,398,669	MXN	851,900,000	Mar 19 2020	BOA	1,257,378
USD	1,281,780	MXN	24,730,000	Mar 20 2020	BOA	29,630
USD	3,343,063	NOK	31,425,768	Mar 02 2020	BOA	2,839
USD	314,598	NOK	2,969,396	Mar 03 2020	BOA	(1,019)
USD	1,800,000	NOK	17,025,464	Mar 06 2020	BOA	(9,680)
USD	8,797,819	NOK	80,919,526	Mar 18 2020	BOA	196,324
USD	28,457,434	NOK	269,000,000	Mar 19 2020	BOA	(136,531)
USD	1,195,974	NZD	1,900,000	Mar 02 2020	BOA	8,341
USD	1,185,247	NZD	1,900,000	Mar 06 2020	BOA	(2,435)
USD	10,352,412	NZD	15,925,087	Mar 18 2020	BOA	396,425
USD	14,428,845	NZD	22,083,000	Mar 19 2020	BOA	622,930
USD	17,840,780	NZD	27,714,000	Mar 20 2020	BOA	514,274
USD	4,000,000	PHP	204,092,638	Mar 18 2020	BOA	1,313
USD	1,800,000	PLN	7,123,860	Mar 02 2020	BOA	(16,460)
USD	1,800,000	PLN	7,099,457	Mar 06 2020	BOA	(10,246)
USD	10,867,497	PLN	42,154,268	Mar 18 2020	BOA	118,741
USD	29,463,687	PLN	116,250,000	Mar 19 2020	BOA	(178,484)
USD	400,000	RUB	26,506,680	Mar 06 2020	BOA	4,183
USD	4,500,000	RUB	296,674,758	Mar 18 2020	BOA	76,712
USD	2,453,914	SEK	23,816,875	Mar 02 2020	BOA	(24,972)
USD	1,800,000	SEK	17,481,647	Mar 06 2020	BOA	(19,876)
USD	5,871,207	SEK	56,280,415	Mar 18 2020	BOA	8,728
USD	46,654,855	SEK	453,400,000	Mar 19 2020	BOA	(576,187)
USD	3,207,009	SGD	4,470,317	Mar 02 2020	BOA	(2,419)
USD	3,200,000	SGD	4,470,285	Mar 06 2020	BOA	(9,498)
USD	10,960,318	SGD	15,075,323	Mar 18 2020	BOA	135,906
USD	5,750,000	THB	177,030,182	Mar 18 2020	BOA	137,775
USD	1,600,000	TRY	9,907,077	Mar 06 2020	BOA	15,337
USD	6,100,000	TRY	37,047,772	Mar 18 2020	BOA	210,521
USD	17,993,340	TRY	110,260,000	Mar 19 2020	BOA	474,293
USD	800,000	TWD	24,172,704	Mar 03 2020	BOA	1,565
USD	600,000	TWD	17,992,200	Mar 04 2020	BOA	5,688

The accompanying notes are an integral part of the consolidated financial statements.

20

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)

February 29, 2020 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	600,000	TWD	17,968,800	Mar 09 2020	BOA	$ 6,342
USD	2,450,000	TWD	74,146,442	Mar 18 2020	BOA	(616)
USD	815,345	ZAR	12,474,800	Mar 02 2020	BOA	16,063
USD	800,000	ZAR	12,483,478	Mar 06 2020	BOA	676
USD	9,891,158	ZAR	146,931,507	Mar 18 2020	BOA	500,436
USD	17,136,082	ZAR	265,780,000	Mar 19 2020	BOA	152,101
ZAR	12,474,800	USD	800,000	Mar 02 2020	BOA	(719)
ZAR	183,974,215	USD	12,456,740	Mar 18 2020	BOA	(698,536)
ZAR	265,770,000	USD	17,555,150	Mar 19 2020	BOA	(571,808)
Total Forward Foreign Currency Contracts						$ (3,722,688)

	Put/Call	Counterparty	Number Of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.875	Put	N/A	1,735	EUR 69,715,770	$—
Euro Currency Futures, Expires 3/06/20, Strike Price $1.075	Put	N/A	377	EUR 47,125,000	4,713
Euro Currency Futures, Expires 3/06/20, Strike Price $1.14	Call	N/A	428	EUR 53,500,000	10,700
TOTAL PURCHASED OPTIONS (COST $479,406)					$15,413

WRITTEN OPTIONS — (0.0%)
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.625	Put	N/A	1,735	EUR 69,715,770	$—
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $73,745)					$—

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

21

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

February 29, 2020 (Unaudited)

ASSETS
Investments, at value (cost $609,097,975)	$609,170,485
Cash	54,798
Foreign currency deposits with broker for futures contracts (cost $4,132,167)	4,155,702
Deposits with broker for forward foreign currency contracts	16,294,617
Deposits with broker for futures contracts	149,250,367
Receivables for:
Capital shares sold	9,173,554
Unrealized appreciation on forward foreign currency contracts	20,360,065
Unrealized appreciation on futures contracts	48,699,330
Prepaid expenses and other assets	71,304
Total assets	857,230,222

LIABILITIES
Options written, at value (premiums received $73,745)	—
Due to broker	107,738
Payables for:
Capital shares redeemed	1,497,148
Advisory fees	1,032,710
Administration and accounting services fees	54,803
Unrealized depreciation on forward foreign currency contracts	24,082,753
Unrealized depreciation on futures contracts	42,105,924
Other accrued expenses and liabilities	109,238
Total liabilities	68,990,314
Net assets	$788,239,908

NET ASSETS CONSIST OF:
Par value	$71,715
Paid-in capital	860,097,121
Total distributable earnings/(losses)	(71,928,928)
Net assets	$788,239,908

CLASS A SHARES:
Net assets	$15,278,088
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,400,924
Net asset value and redemption price per share	$10.91
Maximum offering price per share (100/94.25 of $12.45)	$11.58

CLASS I SHARES:
Net assets	$768,825,554
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	69,926,226
Net asset value, offering and redemption price per share	$10.99

CLASS C SHARES:
Net assets	$4,136,266
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	387,916
Net asset value, offering and redemption price per share	$10.66

The accompanying notes are an integral part of the consolidated financial statements.

22

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$5,729,484
Total investment income	5,729,484
EXPENSES
Advisory fees (Note 2)	6,399,650
Administration and accounting services fees (Note 2)	178,243
Legal fees	50,065
Printing and shareholder reporting fees	47,546
Directors fees	46,532
Registration and filing fees	33,374
Transfer agent fees (Note 2)	32,299
Audit and tax service fees	29,979
Officers fees	28,280
Distribution fees (Class A Shares) (Note 2)	17,151
Distribution fees (Class C Shares) (Note 2)	15,659
Custodian fees (Note 2)	14,312
Other expenses	20,799
Total expenses before waivers and/or reimbursements	6,913,889
Less: waivers and/or reimbursements (Note 2)	(403,898)
Net expenses after waivers and/or reimbursements	6,509,991
Net investment income/(loss)	(780,507)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(1,105,591)
Futures contracts	984,949
Foreign currency transactions	(123,997)
Forward foreign currency contracts	(3,711,011)
Written options	154,688
Net change in unrealized appreciation/(depreciation) on:
Investments	276,795
Futures contracts	(24,044,764)
Foreign currency translations	43,388
Forward foreign currency contracts	(5,499,822)
Written options	(159,765)
Net realized and unrealized gain/(loss) from investments	(33,185,130)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,965,637)

The accompanying notes are an integral part of the consolidated financial statements.

23

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(780,507)	$1,335,321
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	(3,800,962)	48,779,073
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts and written options	(29,384,168)	5,783,007
Net increase/(decrease) in net assets resulting from operations	(33,965,637)	55,897,401
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(55,609,182)	(1,067,180)
Net decrease in net assets from dividends and distributions to shareholders	(55,609,182)	(1,067,180)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	7,698,618	3,556,791
Proceeds from reinvestment of distributions	842,070	—
Shares redeemed	(4,043,532)	(7,628,192)
Total from Class A Shares	4,497,156	(4,071,401)
Class I Shares
Proceeds from shares sold	250,998,601	313,688,622
Proceeds from reinvestment of distributions	27,643,486	527,421
Shares redeemed	(129,991,614)	(573,740,986)
Total from Class I Shares	148,650,473	(259,524,943)
Class C Shares
Proceeds from shares sold	229,795	255,081
Proceeds from reinvestment of distributions	272,687	—
Shares redeemed	(320,216)	(4,461,451)
Total from Class C Shares	182,266	(4,206,370)
Net increase/(decrease) in net assets from capital share transactions	153,329,895	(267,802,714)
Total increase/(decrease) in net assets	63,755,076	(212,972,493)
NET ASSETS:
Beginning of period	724,484,832	937,457,325
End of period	$788,239,908	$724,484,832

The accompanying notes are an integral part of the consolidated financial statements.

24

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Shares sold	681,324	318,840
Shares reinvested	78,405	—
Shares redeemed	(357,842)	(697,645)
Total Class A Shares	401,887	(378,805)
Class I Shares
Shares sold	22,564,658	28,320,027
Shares reinvested	2,554,850	48,926
Shares redeemed	(11,555,511)	(52,397,812)
Total Class I Shares	13,563,997	(24,028,859)
Class C Shares
Shares sold	21,178	24,070
Shares reinvested	25,921	—
Shares redeemed	(29,626)	(420,710)
Total Class C Shares	17,473	(396,640)
Net increase/(decrease) in shares outstanding	13,983,357	(24,804,304)

The accompanying notes are an integral part of the consolidated financial statements.

25

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$12.45		$11.28	$11.15	$11.77	$12.01	$10.36
Net investment income/(loss)(1)	(0.03)		(0.01)	(0.07)	(0.18)	(0.24)	(0.27)
Net realized and unrealized gain/(loss) from investments	(0.59)		1.18	0.20	(0.44)	0.01	2.14
Net increase/(decrease) in net assets resulting from operations	(0.62)		1.17	0.13	(0.62)	(0.23)	1.87
Dividends and distributions to shareholders from:
Net investment income	(0.64)		—	—	—	(0.01)	(0.21)
Net realized capital gains	(0.28)		—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.92)		—	—	—	(0.01)	(0.22)
Net asset value, end of period	$10.91		$12.45	$11.28	$11.15	$11.77	$12.01
Total investment return/(loss)(2)	(5.04	)%(4)	10.37%	1.08%	(5.18)%	(1.94)%	18.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,278		$12,434	$15,539	$15,401	$17,125	$11,013
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.04	%(5)	2.04%	2.04%	2.14%	2.26%	2.28%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.04	%(5)	2.04%	2.04%	2.14%	2.24%	2.24%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.15	%(5)	2.14%	2.13%	2.28%	2.42%	2.71%
Ratio of net investment income/(loss) to average net assets	(0.45	)%(5)	(0.05)%	(0.65)%	(1.60)%	(2.01)%	(2.23)%
Portfolio turnover rate(6)	0	%(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.24% of the Fund’s average daily net assets attributable to Class A Shares.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

26

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$12.55		$11.36	$11.20	$11.80	$12.03	$10.36
Net investment income/(loss)(1)	(0.01)		0.02	(0.05)	(0.15)	(0.21)	(0.24)
Net realized and unrealized gain/(loss) from investments	(0.61)		1.19	0.21	(0.45)	0.01	2.14
Net increase/(decrease) in net assets resulting from operations	(0.62)		1.21	0.16	(0.60)	(0.20)	1.90
Dividends and distributions to shareholders from:
Net investment income	(0.66)		(0.02)	—	—	(0.03)	(0.22)
Net realized capital gains	(0.28)		—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.94)		(0.02)	—	—	(0.03)	(0.23)
Net asset value, end of period	$10.99		$12.55	$11.36	$11.20	$11.80	$12.03
Total investment return/(loss)(2)	(4.85	)%(4)	10.63%	1.34%	(5.00)%	(1.68)%	18.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$768,826		$707,564	$913,437	$772,413	$739,842	$220,441
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(5)	1.79%	1.79%	1.89%	2.01%	2.03%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(5)	1.79%	1.79%	1.89%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.90	%(5)	1.89%	1.88%	2.03%	2.17%	2.46%
Ratio of net investment income/(loss) to average net assets	(0.20	)%(5)	0.20%	(0.40)%	(1.35)%	(1.76)%	(1.98)%
Portfolio turnover rate(6)	0	%(4)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.99% of the Fund’s average daily net assets attributable to Class I Shares.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

27

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period Ended August 31, 2016(1)
Per Share Operating Performance
Net asset value, beginning of period	$12.11		$11.06	$11.01	$11.71	$11.99
Net investment income/(loss)(2)	(0.07)		(0.08)	(0.16)	(0.26)	(0.30)
Net realized and unrealized gain/(loss) from investments	(0.58)		1.13	0.21	(0.44)	0.03
Net increase/(decrease) in net assets resulting from operations	(0.65)		1.05	0.05	(0.70)	(0.27)
Dividends and distributions to shareholders from:
Net investment income	(0.52)		—	—	—	(0.01)
Net realized capital gains	(0.28)		—	—	—	—
Total dividends and distributions to shareholders	(0.80)		—	—	—	(0.01)
Net asset value, end of period	$10.66		$12.11	$11.06	$11.01	$11.71
Total investment return/(loss)(3)	(5.33	)%(4)	9.49%	0.36%	(5.89)%	(2.22	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,136		$4,487	$8,481	$9,462	$8,380
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.79	%(5)	2.79%	2.79%	2.89%	3.01	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.79	%(5)	2.79%	2.79%	2.89%	2.99	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.90	%(5)	2.89%	2.88%	3.03%	3.17	%(5)
Ratio of net investment income/(loss) to average net assets	(1.20	)%(5)	(0.80)%	(1.40)%	(2.35)%	(2.76	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0%	0%	0	%(4)

(1)	Inception date of Class C Shares of the Fund was October 6, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.99% of the Fund’s average daily net assets attributable to Class C Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.

28

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 29, 2020 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. Effective on or about October 1, 2018, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), which was formed on August 16, 2018.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $186,267,434, which represented 23.63% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $163,194,792, which represented 20.70% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the

29

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$609,155,072	$609,155,072	$—	$—
Commodity Contracts
Futures Contracts	27,649,243	27,649,243	—	—
Equity Contracts
Futures Contracts	1,334	1,334	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	20,360,065	—	20,360,065	—
Futures Contracts	3,596,927	3,596,927	—	—
Purchased Options	15,413	15,413	—	—
Interest Rate Contracts
Futures Contracts	17,451,826	17,451,826	—	—
Total Assets	$678,229,880	$657,869,815	$20,360,065	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(15,196,517)	$(15,196,517)	$—	$—
Equity Contracts
Futures Contracts	(25,372,727)	(25,372,727)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(24,082,753)	—	(24,082,753)	—
Futures Contracts	(1,348,525)	(1,348,525)	—	—
Interest Rate Contracts
Futures Contracts	(188,155)	(188,155)	—	—
Written Options	— *	— *	—	—
Total Liabilities	$(66,188,677)	$(42,105,924)	$(24,082,753)	$—

*	Value equals zero at the end of the reporting period.

30

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options, forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Abbey Capital Master Offshore Fund Limited and the SPC), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

31

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by contract type and primary risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Purchased Options	Investments, at value	$—	$—	$15,413	$—	$15,413
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	20,360,065	—	20,360,065
Futures Contracts (a)	Unrealized appreciation on futures contracts	1,334	17,451,826	3,596,927	27,649,243	48,699,330
Total Value- Assets		$1,334	$17,451,826	$23,972,405	$27,649,243	$69,074,808

Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(24,082,753)	$—	$(24,082,753)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(25,372,727)	(188,155)	(1,348,525)	(15,196,517)	(42,105,924)
Total Value- Liabilities		$(25,372,727)	$(188,155)	$(25,431,278)	$(15,196,517)	$(66,188,677)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and primary risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Purchased Options	Net realized gain/(loss) from investments	$(1,154)	$(589,594)	$(385,720)	$(202,542)	$(1,179,010)
Futures Contracts	Net realized gain/(loss) from futures contracts	9,445,569	(2,543,048)	981,127	(6,898,699)	984,949
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	(3,711,011)	—	(3,711,011)
Written Options	Net realized gain/(loss) from written options	—	154,688	—	—	154,688
Total Realized Gain/(Loss)		$9,444,415	$(2,977,954)	$(3,115,604)	$(7,101,241)	$(3,750,384)

32

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and primary risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation/(depreciation) on investments	$—	$350,936	$(279,630)	$—	$71,306
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(25,071,605)	5,546,704	(8,255,249)	3,735,386	(24,044,764)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(5,499,822)	—	(5,499,822)
Written Options	Net change in unrealized appreciation/(depreciation) on written options	—	(159,765)	—	—	(159,765)
Total Change in Unrealized Appreciation/(Depreciation)		$(25,071,605)	$5,737,875	$(14,034,701)	$3,735,386	$(29,633,045)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)	Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$609,580	$(197,442)	$3,827,665,653	$(904,362,637)	$(2,513,683,975)	$2,512,986,693

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

33

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$20,360,065	$(20,360,065)	$—	$—	$24,082,753	$(20,360,065)	$(3,722,688)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

34

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Law (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPCs are treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Fund’s written options are exchange-traded options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions,

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

extraordinary expenses, interest and taxes. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after February 28, 2021.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$6,399,650	$(403,898)	$5,995,752

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2020	August 31, 2021	August 31, 2022	August 31, 2023	Total
$550,755	$815,529	$770,182	$403,898	$2,540,364

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners LLP, GAM Systematic LLP (formerly known as Cantab Capital Partners LLP), Graham Capital Management, LP, P/E Global, LLC, Revolution Capital Management, LLC, Trigon Investment Advisors, LLC, Tudor Investment Corporation and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$678,942,419	$63,812,100	$(65,508,256)	$(1,696,156)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

Permanent differences as of August 31, 2019, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$(47,074,076)	$47,074,076

As of August 31, 2019, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$46,898,860	$8,709,556	$(37,962,525)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2019 was as follows:

Ordinary Income	Long-Term Gains	Total
$1,067,180	$—	$1,067,180

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the year ended August 31, 2019, the Fund utilized $6,346 of total capital loss carryforwards. As of August 31, 2019, the Fund had no tax basis capital loss carryforwards to offset future capital gains.

6. New Accounting Pronouncements and Regulatory Updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

February 29, 2020 (Unaudited)

7. Subsequent Events

Acquisition of Fund’s Distributor

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

41

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

42

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Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AFS-SAR20

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 29, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6484.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6484 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report

February 29, 2020 (Unaudited)

Dear Shareholder,

The Abbey Capital Multi Asset Fund (the “Fund”) Class I Shares returned -4.56% net of fees for the six-month fiscal period ended February 29, 2020. The negative performance was driven by the managed futures component of the Fund’s investment strategy, with losses stemming from trading in major currencies, fixed income, metals and soft commodities. The Fund’s long US equity component was slightly positive over the six-month period. The Fund allocates assets to its underlying trading advisers through its investment in Abbey Capital Multi Asset Offshore Fund Limited (the “ACMAOF”), a wholly-owned subsidiary of the Fund. The Fund invests up to 25% of its assets into the ACMAOF and invests its remaining assets in a long-only US equity strategy consisting of S&P 500 futures only and a fixed income strategy consisting primarily of U.S. Treasury obligations.

Abbey Global, LP (the “Predecessor Fund”), transferred all of its assets to the Fund on April 11, 2018. The Fund allocates approximately 50% of its assets to S&P 500 futures and 100% of its assets to a managed futures strategy.

Average Total Returns For The Periods Ended February 29, 2020

	2020 YTD	1 Year	SEP. 1, 2019 TO FEB. 29, 2020	5yr Annualized	10yr Annualized	ANNUALIZED SINCE INCEPTION ON JULY 1, 2014
Class I Shares	-2.01%	16.40%	-4.56%	4.37%	10.02%	9.90%
BofA Merrill Lynch 3-Month T-Bill Index***	0.28%	2.18%	0.92%	1.13%	0.61%	1.39%
S&P 500® Total Return Index***	-8.27%	8.19%	1.92%	9.23%	12.65%	8.02%
Barclay CTA Index***	0.05%	5.60%	-2.27%	-0.60%	0.95%	3.42%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 27, 2020

Source: Abbey Capital and Bloomberg

Performance quoted is past performance and does not guarantee future results. Additionally, the Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, Fund performance may be different than the Predecessor Fund’s restated past performance, which is included in the table above for the period between inception of the Fund on May 14, 2002 and April 11, 2018. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only.

Performance from May 14, 2002 to April 11, 2018 is performance of the Predecessor Fund. The Fund commenced operations as a series of The RBB Fund, Inc. on April 11, 2018, when all of the assets of the Predecessor Fund transferred to Class I Shares of the Fund. The Fund’s objectives, policies, guidelines, and restrictions are in all material respects equivalent to the Predecessor Fund. Performance of the Predecessor Fund is not an indicator of future Fund results. Performance from April 2014 represents proprietary performance as the only investors for that period were Abbey Capital Limited and its officers.

***

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable and the table above is shown for illustrative purposes only.

1

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 29, 2020 (Unaudited)

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. This contractual limitation is in effect until February 28, 2021, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. In determining the Adviser’s obligation to waive its investment advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. Without the expense limitation agreement, the expense ratio is 2.27% of the Fund’s average daily net assets attributable to Class I Shares, as stated in the Fund’s current prospectus dated February 28, 2020 (and which may differ from the actual expense ratio for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Performance Analysis

The six-month period ended February 29, 2020 saw a number of shifts in risk sentiment. Early in the period, the Fund saw previous trends in fixed income and currencies reverse. Although the trading environment for risk assets improved at times during the six-month period, the Fund’s managed futures allocation was unable to recoup losses incurred in September and October 2019. The long US equity allocation generated strong gains between September 2019 and mid-February 2020, however these gains were largely erased in late February 2020 as global equities declined amid fears of the global coronavirus outbreak.

Thawing US-China trade tensions were a key market driver early in the period, with investors rotating out of fixed income into riskier assets, such as equities. Furthermore, signals from the Federal Reserve that its rate cuts were not expected to be the start of a prolonged easing cycle added to the pressure facing bond markets. The managed futures allocation suffered from long bond exposures during this period, with the German 5-year government bond contract proving the most difficult trade. Trading in fixed income saw muted performance of much of the rest of the period, before some partially-offsetting gains were realized in February 2020 as fears over the global coronavirus outbreak saw strong demand in global bond markets.

The managed futures allocation saw its largest sector-level losses during the period in major currencies. Losses were seen as primarily long USD exposures proved difficult. A rate cut and the commencement of purchases of T-Bills by the Federal Reserve weighed on the USD early in the period, while improved trade sentiment was a headwind in December. Short exposures in EUR/USD were the worst contracts for the Fund within major currencies. Losses were also seen in GBP/USD from both long and short positions during the period, as shifting sentiment around Brexit drove moves in the currency pair. Further losses were seen from mixed exposures in USD/CAD, while trading in USD/JPY was also negative.

Losses were seen across agricultural commodities during the period, as negative performance in softs and grains more than offset modest gains from trading in meats. Within softs, the whipsaw price movements in soybean contracts proved difficult, with large losses coming from short exposures in December 2019 as optimism over US-China trade supported a rally in a number of US agricultural commodities. Elsewhere within softs, losses were seen from trading in coffee, cotton and sugar. Underperformance in grains stemmed from trading in wheat, from both short exposures in September 2019 and long positions in February 2020.

Elsewhere, the Fund’s managed futures allocation was negative in metals. Base metals proved difficult through most of the period, due to trading in copper. Positioning was short for most of the period, leading to negative performance. Moreover, long copper exposure in January 2020 generated further losses as prices fell amid concerns over the economic

2

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 29, 2020 (Unaudited)

impact of the coronavirus in China. In precious metals, the profits were seen from long gold and silver exposures in early February 2020, but ultimately both contracts reversed lower in the last week of the month, which contributed to overall losses on the period.

In equities, the managed futures allocation saw profits from long exposures across a number of major indices. The NASDAQ 100 was the top contract over the period, while longs in the DJ Euro Stoxx 50, the S&P 500 and the DAX 30 also generated strong performance. There were some equity losses incurred from longs in the FTSE 100 and mixed positions in the Hang Seng. The Fund’s long US equity allocation was profitable over the period due to its consistent long exposure in S&P 500 futures, although most of these gains were erased in February 2020 as US indices corrected sharply.

On the upside, the Fund experienced profits in energy. Short exposures in natural gas was the top performing contract within the sector over the six-month period, while additional profits stemmed from short positions in crude oil in February 2020. Concerns over the impact of the coronavirus outbreak on global energy demand weighed on energy markets in February 2020, proving profitable for short exposures.

Key to Currency Abbreviations
USD	US Dollar
EUR	Euro
GBP	British Pound Sterling
CAD	Canadian Dollar
JPY	Japanese Yen

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited, which is a wholly-owned subsidiary of the Fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Multi Asset Fund is distributed by Quasar Distributions, LLC.

3

Abbey Capital Multi Asset Fund

Performance Data

February 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2020
	Six Months†	One Year	Five Years	Ten Years	Since Inception
Class I Shares*	-4.56%	16.40%	4.37%	10.02%	9.90%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.92%	2.18%	1.13%	0.61%	1.39%**
S&P 500® Total Return Index	1.92%	8.19%	9.23%	12.65%	8.02%**
Barclay CTA Index	-2.27%	5.60%	-0.60%	0.95%	3.42%**

†	Not annualized.

*

Performance from May 14, 2002 to April 10, 2018 is performance of Abbey Global LP (the “Predecessor Fund”). The Fund commenced operations as a series of The RBB Fund, Inc. on April 11, 2018, when all of the assets of the Predecessor Fund transferred to Class I Shares of the Fund.

**	Performance is from the inception date of the Predecessor Fund only and is not the inception date of the index itself.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 2.27% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

4

Abbey Capital Multi Asset Fund

Performance Data (Concluded)

February 29, 2020 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 510 programs included in the calculation of the Barclay CTA Index for 2020. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

DAX 30

The DAX is a blue-chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

DJ Euro Stoxx 50 Index

DJ Euro Stoxx 50 Index is a stock index of Eurozone stocks designed by STOXX, an index provider owned by Deutsche Börse Group. According to STOXX, its goal is “to provide a blue-chip representation of Supersector leaders in the Eurozone”. It is made up of fifty of the largest and most liquid stocks.

FTSE 100 Index

FTSE 100 Index is a share index of the 100 companies listed on the London Stock Exchange with the highest market capitalization. It is seen as a gauge of prosperity for businesses regulated by UK company law.

Hang Seng Index

The Hang Seng Index is a market capitalization-weighted index of 40 of the largest companies that trade on the Hong Kong Exchange. The Hang Seng Index is maintained by a subsidiary of Hang Seng Bank, and has been published since 1969.

NASDAQ 100

The NASDAQ-100 is a stock market index made up of 103 equity securities issued by 100 of the largest non-financial companies listed on the Nasdaq stock market.

Nikkei 225 Index

The Nikkei 225 Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies traded on the Tokyo Stock Exchange.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

5

Abbey Capital Multi Asset Fund

Fund Expense Example

February 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$ 1,000.00	$ 954.40	$ 8.70	1.79%	-4.56%
Hypothetical (5% return before expenses)	1,000.00	1,015.96	8.97	1.79	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

6

Abbey Capital Multi Asset Fund

Consolidated Portfolio Holdings Summary Table

February 29, 2020 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	77.9%	$21,034,076
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures and forward foreign currency contracts)	22.1	5,955,256
NET ASSETS	100.0%	$26,989,332

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
7

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

February 29, 2020 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
SHORT-TERM INVESTMENTS — 77.9%
U.S. TREASURY OBLIGATIONS — 77.9%
U.S. Treasury Bills	1.892%	03/19/20	$504	$503,662
U.S. Treasury Bills	1.871%	03/26/20	2,058	2,056,115
U.S. Treasury Bills	1.658%	04/09/20	1,210	1,208,224
U.S. Treasury Bills	1.611%	04/16/20	91	90,846
U.S. Treasury Bills	1.615%	04/23/20	1,502	1,499,068
U.S. Treasury Bills	1.538%	04/30/20	329	328,274
U.S. Treasury Bills	1.554%	05/07/20	2,438	2,432,211
U.S. Treasury Bills	1.559%	05/14/20	261	260,320
U.S. Treasury Bills	1.601%	05/28/20	744	741,761
U.S. Treasury Bills	1.538%	06/04/20	492	490,397
U.S. Treasury Bills	1.559%	06/11/20	542	540,144
U.S. Treasury Bills	1.538%	06/18/20	3,991	3,976,183
U.S. Treasury Bills	1.554%	07/02/20	663	660,295
U.S. Treasury Bills	1.531%	07/09/20	917	913,082
U.S. Treasury Bills	1.549%	07/16/20	97	96,575
U.S. Treasury Bills	1.538%	07/23/20	524	521,562
U.S. Treasury Bills	1.538%	07/30/20	547	544,376
U.S. Treasury Bills	1.542%	08/06/20	674	670,634
U.S. Treasury Bills	1.533%	08/13/20	1,827	1,817,551
U.S. Treasury Bills	1.528%	08/20/20	686	682,306
U.S. Treasury Bills	1.290%	08/27/20	1,006	1,000,490
				21,034,076
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,016,727)				21,034,076
TOTAL INVESTMENTS — 77.9%
(Cost $21,016,727)				21,034,076

OTHER ASSETS IN EXCESS OF LIABILITIES — 22.1%				5,955,256
NET ASSETS — 100.0%				$26,989,332

*	Short-term investments’ coupon reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.
8

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Futures contracts outstanding as of February 29, 2020 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-20	1	$142,833	$(371)
3-Month Euro Euribor	Jun-20	14	3,883,136	2,525
3-Month Euro Euribor	Dec-20	17	4,716,410	6,003
3-Month Euro Euribor	Jun-22	1	277,312	235
90-DAY Bank Bill	Jun-20	3	1,951,363	352
90-DAY Bank Bill	Sep-20	42	27,325,814	3,844
90-DAY Bank Bill	Dec-20	6	3,903,880	1,442
90-DAY Bank Bill	Mar-21	3	1,951,988	689
90-DAY Bank Bill	Jun-21	3	1,951,940	689
90-DAY Bank Bill	Sep-21	2	1,301,293	689
90-DAY Eurodollar Futures	Jun-20	36	8,906,850	40,863
90-DAY Eurodollar Futures	Sep-20	4	990,850	5,650
90-DAY Eurodollar Futures	Dec-20	44	10,900,450	64,163
90-DAY Eurodollar Futures	Mar-21	3	744,038	4,525
90-DAY Eurodollar Futures	Jun-21	11	2,728,550	15,188
90-DAY Eurodollar Futures	Sep-21	3	744,188	3,675
90-DAY Eurodollar Futures	Dec-21	25	6,200,000	38,163
90-DAY Eurodollar Futures	Mar-22	2	495,875	2,475
90-DAY Eurodollar Futures	Jun-22	2	495,725	2,438
90-DAY Eurodollar Futures	Dec-22	19	4,706,063	28,075
90-DAY Sterling Futures	Jun-20	26	4,145,527	2,652
90-DAY Sterling Futures	Sep-20	2	319,063	112
90-DAY Sterling Futures	Dec-20	119	18,986,156	18,038
90-DAY Sterling Futures	Mar-21	6	957,574	665
90-DAY Sterling Futures	Jun-21	74	11,809,482	13,671
90-DAY Sterling Futures	Sep-21	7	1,117,057	857
90-DAY Sterling Futures	Dec-21	38	6,063,415	7,909
90-DAY Sterling Futures	Mar-22	6	957,381	809
90-DAY Sterling Futures	Jun-22	6	957,237	1,042
90-DAY Sterling Futures	Dec-22	27	4,306,485	5,505
Amsterdam Index Futures	Mar-20	2	238,051	(39,221)
Australian 10-Year Bond Futures	Mar-20	7	682,636	9,761
Australian 3-Year Bond Futures	Mar-20	43	3,258,959	11,296
Bank Acceptance Futures	Jun-20	1	183,498	447
Bank Acceptance Futures	Sep-20	1	183,731	754
Bank Acceptance Futures	Dec-20	4	735,295	2,840
Bank Acceptance Futures	Mar-21	3	551,667	1,816
Bank Acceptance Futures	Jun-21	2	367,815	1,397
Bank Acceptance Futures	Sep-21	2	367,815	1,378
CAC40 10 Euro Futures	Mar-20	8	468,648	(47,585)
Canadian 10-Year Bond Futures	Jun-20	5	531,645	8,359
CHF Currency Futures	Mar-20	2	259,175	525
Cocoa Futures	May-20	3	80,160	(3,440)
Cocoa Futures	Jul-20	2	53,680	(2,750)
DAX Index Futures	Mar-20	2	652,378	(103,716)
Dollar Index	Mar-20	40	3,923,240	(1,980)
Euro BUXL 30-Year Bond Futures	Mar-20	1	242,626	11,812
Euro STOXX 50	Mar-20	6	219,509	(25,314)

The accompanying notes are an integral part of the consolidated financial statements.
9

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	Jun-20	39	$5,855,339	$77
Euro-BTP Futures	Mar-20	9	1,448,203	44
Euro-Bund Futures	Mar-20	18	3,526,318	55,518
Euro-Bund Futures	Jun-20	2	385,697	(88)
Euro-Oat Futures	Mar-20	11	2,048,717	16,846
Euro-Schatz Futures	Mar-20	20	2,479,798	8,285
FTSE/MIB Index Futures	Mar-20	1	121,578	(11,062)
Gold 100 Oz Futures	Apr-20	1	156,670	2,920
Hang Seng Index Futures	Mar-20	2	335,728	(7,460)
LME Aluminum Forward	Mar-20	152	6,404,900	(333,284)
LME Copper Forward	Mar-20	44	6,191,900	(420,647)
LME Nickel Forward	Mar-20	10	732,060	(118,419)
LME Zinc Forward	Mar-20	2	100,650	(10,929)
Long Gilt Futures	Jun-20	28	4,860,887	53,402
MSCI EAFE Index Futures	Mar-20	1	90,800	(10,750)
MSCI Emerging Markets Index Futures	Mar-20	1	50,440	(4,310)
MSCI Singapore Exchange ETS	Mar-20	3	74,101	(4,211)
MSCI Taiwan Index	Mar-20	4	168,440	(8,600)
MXN Currency Futures	Mar-20	36	909,720	(35,185)
Nasdaq 100 E-Mini	Mar-20	5	845,400	(101,130)
Nikkei 225 (Osaka Securities Exchange)	Mar-20	1	195,439	(21,046)
Nikkei 225 (Singapore Exchange)	Mar-20	4	389,023	(61,005)
OMX Stockholm 30 Index Futures	Mar-20	20	347,838	(45,250)
Russell 2000 E-Mini	Mar-20	1	73,745	(10,155)
S&P 500 E-Mini Futures	Mar-20	77	11,361,735	(1,026,755)
S&P/TSX 60 IX Futures	Mar-20	4	578,849	(27,744)
SGX Nifty 50	Mar-20	3	67,002	(3,432)
Short BTP Future	Mar-20	5	621,467	(1,247)
SPI 200 Futures	Mar-20	4	415,233	(33,875)
Sugar No. 11 (World)	May-20	34	538,451	(23,789)
Sugar No. 11 (World)	Jul-20	4	62,989	(3,058)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-20	48	6,468,000	101,367
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-20	25	5,458,203	35,055
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-20	49	6,014,750	76,570
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-20	11	1,872,750	46,547
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-20	2	415,000	15,547
Wheat (Chicago Board of Trade)	May-20	23	603,750	(20,574)
				$(1,832,876)

The accompanying notes are an integral part of the consolidated financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
AUD/USD Currency Futures	Mar-20	30	$(1,957,200)	$87,480
Brent Crude Futures	May-20	11	(546,370)	32,650
CAD Currency Futures	Mar-20	35	(2,611,525)	8,305
Coffee ‘C’ Futures	May-20	7	(292,294)	(16,463)
Copper Futures	May-20	18	(1,143,000)	15,163
Corn Futures	May-20	20	(368,250)	8,838
Corn Futures	Jul-20	30	(558,750)	30,863
Cotton No.2 Futures	May-20	3	(92,235)	8,615
DJIA Mini E-CBOT	Mar-20	3	(380,460)	(18,335)
EUR Foreign Exchange Currency Futures	Mar-20	51	(7,037,681)	1,209
Euro/JPY Futures	Mar-20	5	(689,146)	5,992
Euro-Bobl Futures	Mar-20	4	(599,046)	1,590
FTSE 100 Index Futures	Mar-20	2	(167,410)	(15,328)
Gasoline RBOB Futures	Apr-20	10	(622,776)	88,187
GBP Currency Futures	Mar-20	4	(319,950)	(25,381)
JPY Currency Futures	Mar-20	17	(1,972,425)	(22,400)
Lean Hogs Futures	Apr-20	3	(74,730)	8,830
Lean Hogs Futures	Jun-20	8	(247,120)	8,500
Live Cattle Futures	Apr-20	1	(43,030)	4,920
Live Cattle Futures	Jun-20	10	(404,800)	18,100
Live Cattle Futures	Aug-20	1	(40,910)	2,890
LME Aluminum Forward	Mar-20	152	(6,404,900)	343,878
LME Aluminum Forward	Jun-20	24	(1,019,850)	21,859
LME Copper Forward	Mar-20	44	(6,191,900)	289,701
LME Copper Forward	Jun-20	9	(1,269,225)	30,996
LME Nickel Forward	Mar-20	10	(732,060)	123,117
LME Nickel Forward	Jun-20	6	(441,864)	31,131
LME Zinc Forward	Mar-20	2	(100,650)	10,505
LME Zinc Forward	Jun-20	2	(101,050)	6,104
Low Sulphur Gasoil G Futures	Apr-20	2	(87,900)	13,625
Low Sulphur Gasoil G Futures	May-20	1	(43,975)	5,700
Nasdaq 100 E-Mini	Mar-20	5	(845,400)	(4,395)
Natural Gas Futures	Apr-20	48	(808,320)	70,460
Natural Gas Futures	May-20	21	(363,720)	30,830
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-20	26	(1,613,212)	191,024
NY Harbor Ultra-Low Sulfur Diesel Futures	May-20	1	(61,845)	7,741
NZD Currency Futures	Mar-20	26	(1,626,560)	29,760
Silver Futures	May-20	4	(329,140)	(15,120)
Soybean Futures	May-20	25	(1,115,938)	10,850
Soybean Futures	Jul-20	11	(495,825)	9,325
Soybean Meal Futures	May-20	3	(91,680)	(2,520)
Wheat (Chicago Board of Trade)	Jul-20	3	(78,938)	(939)
WTI Crude Futures	Apr-20	28	(1,253,280)	167,440
WTI Crude Futures	May-20	4	(179,760)	13,950
				$1,619,247
Total Futures Contracts				$(213,629)

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Forward foreign currency contracts outstanding as of February 29, 2020 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	3,425,976	USD	2,256,690	Mar 02 2020	SOCIETE GENERALE	$(24,660)
AUD	3,426,644	USD	2,221,493	Mar 03 2020	SOCIETE GENERALE	11,035
BRL	1,265,467	USD	300,000	Mar 18 2020	SOCIETE GENERALE	(17,364)
CAD	5,021,859	USD	3,737,614	Mar 02 2020	SOCIETE GENERALE	3,783
CHF	584,068	USD	598,375	Mar 02 2020	SOCIETE GENERALE	7,133
CHF	584,173	USD	602,160	Mar 03 2020	SOCIETE GENERALE	3,500
CHF	583,541	USD	603,002	Mar 04 2020	SOCIETE GENERALE	2,046
CNH	1,045,584	USD	150,000	Mar 18 2020	SOCIETE GENERALE	(242)
COP	1,344,506,700	USD	400,000	Mar 18 2020	SOCIETE GENERALE	(18,293)
CZK	8,925,302	EUR	350,000	Mar 18 2020	SOCIETE GENERALE	354
EUR	200,000	CZK	5,058,218	Mar 18 2020	SOCIETE GENERALE	1,618
EUR	300,000	HUF	100,446,746	Mar 18 2020	SOCIETE GENERALE	3,462
EUR	104,156	JPY	12,501,810	Mar 02 2020	SOCIETE GENERALE	(922)
EUR	1,100,000	NOK	11,220,171	Mar 18 2020	SOCIETE GENERALE	23,158
EUR	150,000	PLN	645,148	Mar 18 2020	SOCIETE GENERALE	1,291
EUR	400,000	SEK	4,238,817	Mar 18 2020	SOCIETE GENERALE	581
EUR	6,992,875	USD	7,683,771	Mar 02 2020	SOCIETE GENERALE	37,495
EUR	6,992,875	USD	7,687,268	Mar 03 2020	SOCIETE GENERALE	34,498
GBP	1,984,943	USD	2,561,787	Mar 02 2020	SOCIETE GENERALE	(16,569)
GBP	1,961,353	USD	2,528,056	Mar 03 2020	SOCIETE GENERALE	(13,013)
GBP	1,960,977	USD	2,502,511	Mar 04 2020	SOCIETE GENERALE	12,124
HUF	32,979,474	EUR	100,000	Mar 18 2020	SOCIETE GENERALE	(2,797)
ILS	1,035,278	USD	300,000	Mar 18 2020	SOCIETE GENERALE	(1,218)
INR	14,325,225	USD	200,000	Mar 18 2020	SOCIETE GENERALE	(1,902)
JPY	255,512,490	USD	2,316,261	Mar 02 2020	SOCIETE GENERALE	53,057
JPY	243,242,920	USD	2,211,640	Mar 03 2020	SOCIETE GENERALE	44,028
JPY	243,242,920	USD	2,252,800	Mar 04 2020	SOCIETE GENERALE	2,992
KRW	231,682,653	USD	200,000	Mar 18 2020	SOCIETE GENERALE	(9,186)
NOK	7,995,163	EUR	800,000	Mar 18 2020	SOCIETE GENERALE	(34,377)
PHP	20,356,330	USD	400,000	Mar 18 2020	SOCIETE GENERALE	(1,168)
PLN	1,075,987	EUR	250,000	Mar 18 2020	SOCIETE GENERALE	(1,963)
RUB	25,850,186	USD	400,000	Mar 18 2020	SOCIETE GENERALE	(14,585)
SEK	6,319,591	EUR	600,000	Mar 18 2020	SOCIETE GENERALE	(4,895)
SGD	339,044	USD	250,000	Mar 18 2020	SOCIETE GENERALE	(6,559)
THB	7,564,672	USD	250,000	Mar 18 2020	SOCIETE GENERALE	(10,184)
TRY	1,768,484	USD	300,000	Mar 18 2020	SOCIETE GENERALE	(18,864)
TWD	4,499,917	USD	150,000	Mar 18 2020	SOCIETE GENERALE	(1,273)
USD	2,245,630	AUD	3,425,976	Mar 02 2020	SOCIETE GENERALE	13,598
USD	2,257,181	AUD	3,426,644	Mar 03 2020	SOCIETE GENERALE	24,653
USD	2,221,552	AUD	3,426,644	Mar 04 2020	SOCIETE GENERALE	(11,038)
USD	600,000	BRL	2,536,840	Mar 18 2020	SOCIETE GENERALE	33,409
USD	3,758,268	CAD	5,021,859	Mar 02 2020	SOCIETE GENERALE	16,870
USD	3,736,969	CAD	5,021,029	Mar 03 2020	SOCIETE GENERALE	(3,818)
USD	602,008	CHF	584,068	Mar 02 2020	SOCIETE GENERALE	(3,500)
USD	603,609	CHF	584,173	Mar 03 2020	SOCIETE GENERALE	(2,051)
USD	100,000	CLP	78,547,988	Mar 18 2020	SOCIETE GENERALE	3,958
USD	200,000	CNH	1,407,846	Mar 18 2020	SOCIETE GENERALE	(1,644)
USD	500,000	COP	1,728,572,738	Mar 18 2020	SOCIETE GENERALE	9,256
USD	7,728,631	EUR	7,097,031	Mar 02 2020	SOCIETE GENERALE	(107,640)

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments (Concluded)

February 29, 2020 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	7,684,226	EUR	6,992,875	Mar 03 2020	SOCIETE GENERALE	$(37,540)
USD	7,686,542	EUR	6,991,795	Mar 04 2020	SOCIETE GENERALE	(34,531)
USD	2,558,467	GBP	1,984,943	Mar 02 2020	SOCIETE GENERALE	13,250
USD	2,502,888	GBP	1,961,353	Mar 03 2020	SOCIETE GENERALE	(12,156)
USD	100,000	ILS	346,226	Mar 18 2020	SOCIETE GENERALE	79
USD	150,000	INR	10,772,059	Mar 18 2020	SOCIETE GENERALE	1,037
USD	2,209,389	JPY	243,010,680	Mar 02 2020	SOCIETE GENERALE	(44,002)
USD	2,252,666	JPY	243,242,920	Mar 03 2020	SOCIETE GENERALE	(3,001)
USD	350,000	KRW	414,792,013	Mar 18 2020	SOCIETE GENERALE	8,377
USD	250,000	PHP	12,736,439	Mar 18 2020	SOCIETE GENERALE	461
USD	250,000	RUB	16,457,668	Mar 18 2020	SOCIETE GENERALE	4,624
USD	400,000	SGD	550,518	Mar 18 2020	SOCIETE GENERALE	4,716
USD	300,000	THB	9,225,967	Mar 18 2020	SOCIETE GENERALE	7,518
USD	300,000	TRY	1,813,102	Mar 18 2020	SOCIETE GENERALE	11,771
USD	100,000	TWD	3,036,565	Mar 18 2020	SOCIETE GENERALE	(362)
USD	250,000	ZAR	3,754,614	Mar 18 2020	SOCIETE GENERALE	10,034
ZAR	2,941,631	USD	200,000	Mar 18 2020	SOCIETE GENERALE	(11,994)
Total Forward Foreign Currency Contracts						$(67,545)

AUD	Australian Dollar	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
CAD	Canadian Dollar	MIB	Milano Indice di Borsa
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	OMX	Stockholm Stock Exchange
CZK	Czech Koruna	PHP	Philippine Peso
DAX	Deutscher Aktienindex	PLN	Polish Zloty
DJIA	Dow Jones Industrial Average	RBOB	Reformulated Blendstock for Oxygenate Blending
EUR	Euro	RUB	Russian Ruble
FTSE	Financial Times Stock Exchange	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
ILS	Israeli New Shekel	TRY	Turkish Lira
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	USD	United States Dollar
		WTI	West Texas Intermediate
		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets And Liabilities

February 29, 2020 (Unaudited)

ASSETS
Investments, at value (cost $21,016,727)	$21,034,076
Cash	955,213
Deposits with broker for futures contracts	5,419,334
Unrealized appreciation on forward foreign currency contracts	405,766
Unrealized appreciation on futures contracts	2,475,634
Prepaid expenses and other assets	21,334
Total assets	30,311,357

LIABILITIES
Due to broker	115,072
Payables for:
Advisory fees	26,796
Administration and accounting services fees	9,927
Unrealized depreciation on forward foreign currency contracts	473,311
Unrealized depreciation on futures contracts	2,689,263
Other accrued expenses and liabilities	7,656
Total liabilities	3,322,025
Net assets	$26,989,332

NET ASSETS CONSIST OF:
Par value	$2,901
Paid-in capital	30,609,476
Total distributable earnings/(losses)	(3,623,045)
Net assets	$26,989,332

CLASS I SHARES:
Net assets	$26,989,332
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,901,334
Net asset value, offering and redemption price per share	$9.30

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$223,564
Total investment income	223,564
EXPENSES
Advisory fees (Note 2)	240,688
Administration and accounting services fees (Note 2)	30,438
Audit and tax service fees	25,106
Registration and filing fees	10,652
Director fees	6,936
Printing and shareholder reporting fees	4,836
Legal fees	3,660
Officer fees	633
Transfer agent fees (Note 2)	456
Custodian fees (Note 2)	200
Other expenses	2,553
Total expenses before waivers and/or reimbursements	326,158
Less: waivers and/or reimbursements (Note 2)	(82,740)
Net expenses after waivers and/or reimbursements	243,418
Net investment income/(loss)	(19,854)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	236
Futures contracts	647,567
Foreign currency transactions	2,078
Forward foreign currency contracts	(314,094)
Net change in unrealized appreciation/(depreciation) on:
Investments	6,121
Futures contracts	(1,461,987)
Foreign currency translations	1,519
Forward foreign currency contracts	(56,509)
Net realized and unrealized gain/(loss) from investments	(1,175,069)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,194,923)

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(19,854)	$56,172
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	335,787	2,667,776
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(1,510,856)	295,999
Net increase/(decrease) in net assets resulting from operations	(1,194,923)	3,019,947
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(3,011,201)	(1,736,107)
Net decrease in net assets from dividends and distributions to shareholders	(3,011,201)	(1,736,107)
CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	151,500	3,807,213
Proceeds from reinvestment of distributions	2,892,851	1,699,774
Shares redeemed	(90,779)	(156,967)
Total from Class I Shares	2,953,572	5,350,020
Net increase/(decrease) in net assets from capital share transactions	2,953,572	5,350,020
Total increase/(decrease) in net assets	(1,252,552)	6,633,860
NET ASSETS:
Beginning of period	28,241,884	21,608,024
End of period	$26,989,332	$28,241,884
SHARE TRANSACTIONS:
Class I Shares
Shares sold	14,529	378,195
Shares reinvested	314,098	191,201
Shares redeemed	(8,672)	(17,613)
Total Class I Shares	319,955	551,783
Net increase/(decrease) in shares outstanding	319,955	551,783

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Period Ended August 31, 2018(1)
Per Share Operating Performance
Net asset value, beginning of period	$10.94		$10.65	$10.00
Net investment income/(loss)(2)	(0.01)		0.02	(0.01)
Net realized and unrealized gain/(loss) from investments	(0.46)		1.09	0.66
Net increase/(decrease) in net assets resulting from operations	(0.47)		1.11	0.65
Dividends and distributions to shareholders from:
Net investment income	(0.96)		(0.36)	—
Net realized capital gains	(0.21)		(0.46)	—
Total dividends and distributions to shareholders	(1.17)		(0.82)	—
Net asset value, end of period	$9.30		$10.94	$10.65
Total investment return/(loss)(3)	(4.56	)%(4)	12.20%	6.50	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,989		$28,242	$21,608
Ratio of expenses to average net assets with waivers and/or reimbursements(6)	1.79	%(5)	1.79%	1.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements(6)	2.40	%(5)	2.27%	2.84	%(5)
Ratio of net investment income/(loss) to average net assets	(0.15	)%(5)	0.25%	(0.25	)%(5)
Portfolio turnover rate	0	%(4)	0%	0	%(4)

(1)	Inception date of Class I Shares of the Fund was April 11, 2018.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

February 29, 2020 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares will be sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class A Shares and Class C Shares have not yet commenced operations as of the end of the reporting period.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

Consolidation of Subsidiary — The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $5,819,468, which represented 21.56% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

18

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$21,034,076	$21,034,076	$—	$—
Commodity Contracts
Futures Contracts	1,608,712	1,608,712	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	405,766	—	405,766	—
Futures Contracts	133,271	133,271	—	—
Interest Rate Contracts
Futures Contracts	733,651	733,651	—	—
Total Assets	$23,915,476	$23,509,710	$405,766	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(971,932)	$(971,932)	$—	$—
Equity Contracts
Futures Contracts	(1,630,679)	(1,630,679)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(473,311)	—	(473,311)	—
Futures Contracts	(84,946)	(84,946)	—	—
Interest Rate Contracts
Futures Contracts	(1,706)	(1,706)	—	—
Total Liabilities	$(3,162,574)	$(2,689,263)	$(473,311)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end

19

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$405,766	$—	$405,766
Futures Contracts (a)	Unrealized appreciation on futures contracts	—	733,651	133,271	1,608,712	2,475,634
Total Value- Assets		$—	$733,651	$539,037	$1,608,712	$2,881,400
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(473,311)	$—	$(473,311)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(1,630,679)	(1,706)	(84,946)	(971,932)	(2,689,263)
Total Value- Liabilities		$(1,630,679)	$(1,706)	$(558,257)	$(971,932)	$(3,162,574)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

20

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and primary risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	$1,839,534	$(430,201)	$(71,540)	$(690,226)	$647,567
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(314,094)	—	(314,094)
Total Realized Gain/(Loss)		$1,839,534	$(430,201)	$(385,634)	$(690,226)	$333,473

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and primary risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(1,576,666)	$218,027	$(347,943)	$244,595	$(1,461,987)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(56,509)	—	(56,509)
Total Change in Unrealized Appreciation/(Depreciation)		$(1,576,666)	$218,027	$(404,452)	$244,595	$(1,518,496)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$195,583,163	$(39,852,933)	$(56,683,913)	$56,659,711

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

21

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$405,766	$(405,766)	$—	$—	$473,311	$(405,766)	$—	$(67,545)

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

22

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

23

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund and its Subsidiary. The Adviser allocates the assets of the Subsidiary to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

24

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after February 28, 2021.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$240,688	$(82,740)	$157,948

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2021	August 31, 2022	August 31, 2023	Total
$84,306	$106,779	$82,740	$273,825

Aspect Capital Limited, Eclipse Capital Management, Inc., Revolution Capital Management, LLC, Tudor Investment Corporation and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the period.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

25

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$27,846,293	$10,171	$(695,866)	$(685,695)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

26

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

Permanent differences as of August 31, 2019, primarily attributable to disallowed book income from the Subsidiary were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$(2,164,378)	$2,164,378

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$2,523,473	$78,953	$(2,019,347)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2019, was as follows:

Ordinary Income	Long-Term Gains	Total
$1,151,783	$584,324	$1,736,107

6. New Accounting Pronouncements and Regulatory Updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7. Subsequent Events

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

27

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Concluded)

February 29, 2020 (Unaudited)

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

28

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

29

Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AMA-SAR20

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6482.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6482 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

SEMI-ANNUAL report
Performance Data

FEBRUARY 29, 2020 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 29, 2020
	Six Months†	One Year	Three Years	Since Inception
Adara Smaller Companies Fund	-1.92%	-3.79%	7.15%	8.09%*
Russell 2000® Index	-0.52%	-4.92%	3.52%	6.89%**

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2019, are 0.98% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier types of investments including small and micro-cap stocks, Initial Public Offerings (IPOs), special situations and illiquid securities all of which may be more volatile and less liquid.

1

ADARA SMALLER COMPANIES FUND

Fund Expense Example

FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Class I Shares
Actual	$ 1,000.00	$ 980.80	$ 4.48	0.91%	-1.92%
Hypothetical (5% return before expenses)	1,000.00	1,020.34	4.57	0.91	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

ADARA SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

FEBRUARY 29, 2020 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Banks	9.2%	$27,083,331
Retail	5.5	16,264,166
Commercial Services	5.4	15,774,053
Semiconductors	5.1	15,148,065
Healthcare-Products	5.0	14,817,584
Pharmaceuticals	4.9	14,544,174
Software	4.9	14,521,852
Biotechnology	4.7	13,938,760
Internet	3.5	10,390,265
Insurance	3.2	9,416,048
Computers	2.9	8,665,003
Machinery-Diversified	2.4	7,115,904
Electronics	2.3	6,838,634
REITS	2.2	6,413,786
Home Builders	2.1	6,228,840
Food	2.0	5,764,639
Engineering & Construction	1.9	5,580,657
Transportation	1.8	5,342,816
Healthcare-Services	1.7	5,021,866
Diversified Financial Services	1.6	4,710,798
Building Materials	1.6	4,586,945
Auto Parts & Equipment	1.2	3,489,666
Aerospace/Defense	1.0	2,955,105
Telecommunications	1.0	2,934,828
Savings & Loans	1.0	2,782,720
Oil & Gas	0.9	2,717,082
Miscellaneous Manufacturing	0.9	2,707,519
Distribution/Wholesale	0.9	2,683,989
Oil & Gas Services	0.8	2,197,449
Electrical Components & Equipment	0.7	1,944,982
Leisure Time	0.6	1,801,848
Metal Fabricate/Hardware	0.6	1,706,587
Cosmetics/Personal Care	0.6	1,649,662
Energy-Alternate Sources	0.6	1,609,522
Entertainment	0.5	1,583,115
Advertising	0.5%	1,556,926
Lodging	0.5	1,549,256
Chemicals	0.5	1,470,077
Textiles	0.4	1,280,417
Environmental Control	0.4	1,229,136
Holding Companies-Diversified	0.4	1,198,025
Home Furnishings	0.4	1,148,759
Apparel	0.4	1,124,513
Hand/Machine Tools	0.4	1,051,665
Storage/Warehousing	0.3	994,986
Housewares	0.3	985,381
Gas	0.3	866,401
Real Estate	0.3	815,698
Iron/Steel	0.2	672,275
Water	0.2	601,865
Media	0.2	545,483
Agriculture	0.2	525,067
Electric	0.2	450,450
Airlines	0.2	442,333
Mining	0.2	429,799
Household Products/Wares	0.1	266,752
Forest Products & Paper	0.1	214,999
Trucking & Leasing	0.0	113,833
Auto Manufacturers	0.0	82,383
Office/Business Equipment	0.0	74,320
Coal	0.0	70,814
Office Furnishings	0.0	56,478
Beverages	0.0	45,901
Packaging & Containers	0.0	30,358
SHORT-TERM INVESTMENTS	7.8	23,050,776
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	792,843
NET ASSETS	100.0%	$294,670,229

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Portfolio of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 91.9%
Advertising — 0.5%
Telaria, Inc.*	127,408	$1,556,926
Aerospace/Defense — 1.0%
Aerovironment, Inc.*	1,433	73,642
Cubic Corp.	29,198	1,589,539
Kaman Corp.	2,787	154,567
Mercury Systems, Inc.*	11,096	815,112
Moog, Inc., Class A	1,762	135,886
National Presto Industries, Inc.	835	65,614
Triumph Group, Inc.	6,355	120,745
		2,955,105
Agriculture — 0.2%
Andersons, Inc., (The)	4,501	82,683
Darling Ingredients, Inc.*	8,943	229,835
Phibro Animal Health Corp., Class A	3,915	98,854
Universal Corp.	1,451	71,607
Vector Group Ltd.	3,622	42,088
		525,067
Airlines — 0.2%
Hawaiian Holdings, Inc.	3,492	72,913
SkyWest, Inc.	8,137	369,420
		442,333
Apparel — 0.4%
Crocs, Inc.*	19,639	513,953
Kontoor Brands, Inc.	2,389	80,605
Oxford Industries, Inc.	1,483	89,558
Skechers U.S.A., Inc., Class A*	3,666	121,271
Steven Madden Ltd.	4,833	158,039
Unifi, Inc.*	816	17,438
Wolverine World Wide, Inc.	5,464	143,649
		1,124,513
Auto Manufacturers — 0.0%
Wabash National Corp.	7,503	82,383
Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc.*	6,390	40,449
Cooper Tire & Rubber Co.	3,881	98,927
Cooper-Standard Holdings, Inc.*	2,404	41,541
Douglas Dynamics, Inc.	4,348	189,268
Gentherm, Inc.*	3,355	136,817
Methode Electronics, Inc.	7,393	226,669
Modine Manufacturing Co.*	35,809	267,135
Motorcar Parts of America, Inc.*	27,753	464,585
Spartan Motors, Inc.	105,484	1,555,889
Standard Motor Products, Inc.	843	37,092
Unique Fabricating, Inc.	141,640	431,294
		3,489,666

	Number of Shares	Value
Banks — 9.2%
Allegiance Bancshares, Inc.	2,137	$70,884
American River Bankshares	74,857	1,077,941
Ameris Bancorp	1,944	66,446
Atlantic Capital Bancshares, Inc.*	39,262	711,820
Bank of Commerce Holdings	102,540	1,072,056
Banner Corp.	1,722	78,592
Baycom Corp.*	15,818	337,082
Boston Private Financial Holdings, Inc.	20,682	201,753
Capital Bancorp, Inc.*	62,320	862,509
Central Pacific Financial Corp.	4,527	108,286
City Holding Co.	4,208	294,223
Civista Bancshares, Inc.	25,770	493,238
Community Bank System, Inc.	1,997	121,437
Customers Bancorp, Inc.*	4,010	81,363
CVB Financial Corp.	8,715	161,576
Eagle Bancorp, Inc.	2,845	106,460
Esquire Financial Holdings, Inc.*	58,040	1,329,696
Farmers National Bancorp	65,040	977,551
First BanCorp	46,257	367,281
First Bancshares, Inc., (The)	25,030	746,895
First Business Financial Services, Inc.	40,060	961,440
First Citizens BancShares, Inc., Class A	1,104	500,454
First Commonwealth Financial Corp.	13,475	159,005
First Financial Bancorp	7,350	151,410
First Financial Bankshares, Inc.	13,162	378,276
First Merchants Corp.	14,084	492,658
First Northwest Bancorp	52,290	832,457
Glacier Bancorp, Inc.	3,879	144,648
Heritage Financial Corp.	2,235	51,830
Home BancShares, Inc.	9,066	151,946
Horizon Bancorp	60,177	903,858
Independent Bank Corp.	1,226	82,792
LCNB Corp.	50,304	796,312
Meta Financial Group, Inc.	26,129	858,338
Metropolitan Bank Holding Corp.*	24,820	1,061,055
Midland States Bancorp, Inc.	35,330	841,561
National Bank Holdings Corp., Class A	1,305	39,920
Northeast Bank	67,330	1,198,474
OFG Bancorp	8,517	142,575
OP Bancorp	65,450	579,232
Opus Bank	6,702	158,636
Orrstown Financial Services, Inc.	25,030	445,534
Parke Bancorp, Inc.	53,781	994,952
Premier Financial Bancorp, Inc.	56,887	947,168
Prosperity Bancshares, Inc.	1,431	92,443

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Banks — (Continued)
Seacoast Banking Corp. of Florida*	21,587	$537,516
Southside Bancshares, Inc.	6,100	196,542
Texas Capital Bancshares, Inc.*	1,396	65,724
Tompkins Financial Corp.	1,925	152,999
TriState Capital Holdings, Inc.*	24,972	496,194
Triumph Bancorp, Inc.*	16,041	543,309
TrustCo Bank Corp.	25,920	177,811
UMB Financial Corp.	3,746	217,830
United Bankshares, Inc.	2,242	64,749
United Community Banks, Inc.	26,461	655,439
Valley National Bancorp	14,660	136,338
Walker & Dunlop, Inc.	2,381	154,408
Webster Financial Corp.	11,346	430,808
West Bancorporation, Inc.	42,230	863,603
Westamerica Bancorp	2,698	155,998
		27,083,331
Beverages — 0.0%
MGP Ingredients, Inc.	1,596	45,901
Biotechnology — 4.7%
ANI Pharmaceuticals, Inc.*	2,019	96,932
Apellis Pharmaceuticals, Inc.*	18,432	638,116
Applied Therapeutics, Inc.*	9,832	408,520
Argenx SE, ADR*	9,282	1,312,289
Arrowhead Pharmaceuticals, Inc.*	707	24,999
Avrobio, Inc.*	15,299	295,271
BELLUS Health, Inc.*	19,919	174,690
Biohaven Pharmaceutical Holding Co., Ltd.*	4,549	200,884
Black Diamond Therapeutics, Inc.*	12,831	346,309
Dicerna Pharmaceuticals, Inc.*	49,487	976,873
Eidos Therapeutics, Inc.*	8,914	450,870
Emergent BioSolutions, Inc.*	8,611	505,293
Epizyme, Inc.*	14,819	317,571
Forty Seven, Inc.*	10,438	605,404
Guardant Health, Inc.*	4,485	390,016
Immunovant, Inc.*	30,041	472,545
Innoviva, Inc.*	9,226	124,274
Ligand Pharmaceuticals, Inc.*	1,187	111,103
Livongo Health, Inc.*	14,905	372,774
Mirati Therapeutics, Inc.*	8,932	799,325
Myriad Genetics, Inc.*	2,531	44,596
Nektar Therapeutics*	5,506	114,580
NeoGenomics, Inc.*	24,197	685,501
Orchard Therapeutics PLC, ADR*	41,467	534,510
PTC Therapeutics, Inc.*	6,190	339,460
REGENXBIO, Inc.*	9,245	369,800
SpringWorks Therapeutics, Inc.*	22,666	724,405
Turning Point Therapeutics, Inc.*	12,183	603,911

	Number of Shares	Value
Biotechnology — (Continued)
Twist Bioscience Corp.*	27,771	$850,348
Xenon Pharmaceuticals, Inc.*	21,798	314,327
Y-mAbs Therapeutics, Inc.*	24,924	733,264
		13,938,760
Building Materials — 1.6%
AAON, Inc.	2,783	153,093
American Woodmark Corp.*	4,890	409,635
Apogee Enterprises, Inc.	735	22,190
Armstrong World Industries, Inc.	8,764	877,715
Boise Cascade Co.	3,571	126,699
Gibraltar Industries, Inc.*	16,103	815,939
Griffon Corp.	1,519	26,431
Patrick Industries, Inc.	16,916	893,672
Simpson Manufacturing Co., Inc.	2,069	164,341
SPX Corp.*	4,521	189,565
Trex Co., Inc.*	5,197	497,093
Universal Forest Products, Inc.	8,103	379,706
US Concrete, Inc.*	1,150	30,866
		4,586,945
Chemicals — 0.5%
AdvanSix, Inc.*	6,055	87,979
Balchem Corp.	1,142	107,873
Chemours Co., (The)	9,276	137,841
Ferro Corp.*	4,115	47,816
HB Fuller Co.	4,743	186,068
Ingevity Corp.*	2,186	98,458
Innospec, Inc.	1,121	97,011
Koppers Holdings, Inc.*	5,436	118,831
Kraton Corp.*	4,667	47,230
Materion Corp.	1,920	87,053
Rogers Corp.*	1,868	216,688
Schulman, Inc.*(a)	1,631	—
Stepan Co.	2,701	237,229
		1,470,077
Coal — 0.0%
SunCoke Energy, Inc.	15,361	70,814
Commercial Services — 5.4%
ABM Industries, Inc.	2,589	85,230
Acacia Research Corp.*	203,480	468,004
AMN Healthcare Services, Inc.*	3,294	242,438
ARC Document Solutions, Inc.	379,970	524,359
ASGN, Inc.*	3,035	153,905
Barrett Business Services, Inc.	26,548	1,590,225
BG Staffing, Inc.	63,630	981,175
Brink’s Co., (The)	4,054	317,388
CAI International, Inc.*	54,030	1,336,702
Cardtronics, PLC, Class A*	998	36,197
Chegg, Inc.*	10,854	425,585
CRA International, Inc.	27,590	1,283,211

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Commercial Services — (Continued)
Green Dot Corp., Class A*	4,948	$169,024
Harsco Corp.*	46,829	561,480
HealthEquity, Inc.*	1,801	127,853
HMS Holdings Corp.*	9,256	212,610
ICF International, Inc.	5,571	423,285
Insperity, Inc.	7,813	525,580
Kelly Services, Inc., Class A	4,673	77,618
Korn Ferry International	4,210	147,266
MarketAxess Holdings, Inc.	1,332	432,008
Medifast, Inc.	1,970	163,727
Monro Muffler Brake, Inc.	1,316	73,854
Progyny, Inc.*	17,321	476,847
Repay Holdings Corp.*	52,825	926,022
Resources Connection, Inc.	41,405	518,805
ShotSpotter, Inc.*	4,829	171,912
SP Plus Corp.*	17,839	651,302
Strategic Education, Inc.	2,810	414,138
Team, Inc.*	6,684	85,087
TechTarget, Inc.*	13,516	312,625
TriNet Group, Inc.*	1,310	69,247
Universal Technical Institute, Inc.*	42,406	313,804
Vectrus, Inc.*	7,868	409,844
Viad Corp.	21,229	1,065,696
		15,774,053
Computers — 2.9%
CACI International, Inc., Class A*	1,145	280,548
Computer Services, Inc.	25,738	1,338,376
Conduent, Inc.*	26,148	85,504
Endava PLC, SP ADR*	35,089	1,861,471
ExlService Holdings, Inc.*	1,497	111,751
Globant S.A.*	2,758	311,682
Insight Enterprises, Inc.*	2,176	119,876
Kornit Digital Ltd.*	15,300	609,705
MAXIMUS, Inc.	1,853	116,776
NCR Corp.*	43,289	1,090,883
Science Applications International Corp.	1,681	134,699
TTEC Holdings, Inc.	3,501	131,042
Virtusa Corp.*	18,826	830,415
Vocera Communications, Inc.*	22,028	537,263
WNS Holdings Ltd., ADR*	9,701	638,714
Zscaler, Inc.*	8,969	466,298
		8,665,003
Cosmetics/Personal Care — 0.6%
elf Beauty, Inc.*	74,465	1,188,461
Inter Parfums, Inc.	7,679	461,201
		1,649,662
Distribution/Wholesale — 0.9%
Anixter International, Inc.*	1,549	151,043
Core-Mark Holding Co, Inc.	12,643	290,915

	Number of Shares	Value
Distribution/Wholesale — (Continued)
Fossil Group, Inc.*	11,413	$52,386
Manitex International, Inc.*	184,090	1,019,859
Pool Corp.	2,106	444,282
RESIDEO TECHNOLOGIES, Inc.*	34,030	365,822
SiteOne Landscape Supply, Inc.*	3,624	359,682
		2,683,989
Diversified Financial Services — 1.6%
Blucora, Inc.*	3,569	62,101
Encore Capital Group, Inc.*	3,458	128,499
Enova International, Inc.*	3,104	59,659
Evercore Partners, Inc., Class A	8,548	569,468
Greenhill & Co., Inc.	3,481	50,892
Houlihan Lokey, Inc.	11,457	586,828
I3 Verticals, Inc., Class A*	42,315	1,226,289
Interactive Brokers Group, Inc., Class A	3,063	156,519
LendingTree, Inc.*	815	224,793
Moelis & Co., Class A	13,808	441,304
Silvercrest Asset Management Group, Inc., Class A	75,600	873,936
Virtus Investment Partners, Inc.	807	89,093
WisdomTree Investments, Inc.	18,008	73,112
World Acceptance Corp.*	2,155	168,305
		4,710,798
Electric — 0.2%
ALLETE, Inc.	4,232	291,966
Avista Corp.	1,395	65,774
El Paso Electric Co.	1,366	92,710
		450,450
Electrical Components & Equipment — 0.7%
Encore Wire Corp.	1,848	90,497
EnerSys	3,171	195,270
Insteel Industries, Inc.	2,327	46,284
Littelfuse, Inc.	1,079	172,295
nLight, Inc.*	54,319	896,807
Vicor Corp.*	12,577	543,829
		1,944,982
Electronics — 2.3%
Atkore International Group, Inc.*	8,874	327,539
Benchmark Electronics, Inc.	3,373	91,678
Brady Corp., Class A	2,928	138,611
Coherent, Inc.*	1,014	130,512
Comtech Telecommunications Corp.	54,760	1,534,375
FARO Technologies, Inc.*	2,255	129,076
II-VI, Inc.*	3,812	113,178
Itron, Inc.*	10,064	763,254
Ituran Location and Control Ltd.	27,021	618,511
Knowles Corp.*	4,797	79,726

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Electronics — (Continued)
nVent Electric PLC	31,652	$759,965
OSI Systems, Inc.*	1,136	92,323
Plexus Corp.*	2,641	175,230
Sanmina Corp.*	6,648	174,776
SYNNEX Corp.	830	103,775
TTM Technologies, Inc.*	8,548	111,039
ZAGG, Inc.*	222,480	1,495,066
		6,838,634
Energy-Alternate Sources — 0.6%
Plug Power, Inc.*	152,733	662,861
Renewable Energy Group, Inc.*	4,229	111,857
REX American Resources Corp.*	1,203	84,222
SolarEdge Technologies, Inc.*	1,052	131,205
TPI Composites, Inc.*	26,090	619,377
		1,609,522
Engineering & Construction — 1.9%
Arcosa, Inc.	20,663	887,682
Argan, Inc.	23,950	999,433
Comfort Systems USA, Inc.	24,230	1,022,991
Dycom Industries, Inc.*	2,682	79,280
EMCOR Group, Inc.	4,741	364,678
Exponent, Inc.	5,810	427,906
Granite Construction, Inc.	721	14,651
Mistras Group, Inc.*	31,790	249,551
MYR Group, Inc.*	4,168	106,326
Primoris Services Corp.	22,401	425,171
Sterling Construction Co., Inc.*	53,410	729,581
TopBuild Corp.*	2,707	273,407
		5,580,657
Entertainment — 0.5%
Cinemark Holdings, Inc.	16,028	416,087
Everi Holdings, Inc.*	53,094	552,178
Scientific Games Corp.*	6,167	112,486
Six Flags Entertainment Corp.	19,872	502,364
		1,583,115
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A*	10,153	491,913
Tetra Tech, Inc.	3,198	258,622
US Ecology, Inc.	11,379	478,601
		1,229,136
Food — 2.0%
B&G Foods, Inc.	10,026	148,385
BellRing Brands, Inc., Class A*	58,724	1,153,926
Calavo Growers, Inc.	688	49,846
Grocery Outlet Holding Corp.*	16,779	531,055
Hostess Brands, Inc.*	137,570	1,748,515
Ingles Markets, Inc., Class A	23,753	849,645

	Number of Shares	Value
Food — (Continued)
J&J Snack Foods Corp.	681	$109,518
Landec Corp.*	86,008	882,442
Sanderson Farms, Inc.	1,371	169,401
SpartanNash Co.	5,509	68,477
United Natural Foods, Inc.*	8,258	53,429
		5,764,639
Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	1,018	27,761
Neenah Paper, Inc.	1,286	74,292
PH Glatfelter Co.	2,049	29,219
Schweitzer-Mauduit International, Inc.	2,483	83,727
		214,999
Gas — 0.3%
New Jersey Resources Corp.	2,340	82,626
Northwest Natural Holding Co.	2,390	157,190
South Jersey Industries, Inc.	4,502	121,779
Southwest Gas Holdings, Inc.	1,612	104,264
Spire, Inc.	5,337	400,542
		866,401
Hand/Machine Tools — 0.4%
Colfax Corp.*	28,493	953,661
Franklin Electric Co., Inc.	1,896	98,004
		1,051,665
Healthcare-Products — 5.0%
ABIOMED, Inc.*	1,453	218,328
Alphatec Holdings, Inc.*	69,451	406,288
BioLife Solutions, Inc.*	24,153	341,765
Cantel Medical Corp.	1,814	114,463
Castle Biosciences, Inc.*	20,184	604,309
Cerus Corp.*	105,254	541,006
CRH Medical Corp.*	409,877	1,340,298
Haemonetics Corp.*	3,260	353,156
ICU Medical, Inc.*	578	113,178
Inspire Medical Systems, Inc.*	23,769	2,041,044
Insulet Corp.*	2,533	481,194
Integra LifeSciences Holdings Corp.*	3,088	160,885
Luminex Corp.	1,725	42,711
Masimo Corp.*	3,287	536,866
Merit Medical Systems, Inc.*	3,088	111,199
Natera, Inc.*	19,173	726,753
NuVasive, Inc.*	789	51,924
OrthoPediatrics Corp.*	30,724	1,426,208
Patterson Cos., Inc.	10,169	241,920
Repligen Corp.*	8,015	686,084
SeaSpine Holdings Corp.*	27,511	388,730
Shockwave Medical, Inc.*	5,540	222,376

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Healthcare-Products — (Continued)
SI-BONE, Inc.*	50,964	$984,115
Tactile Systems Technology, Inc.*	8,815	444,364
Tandem Diabetes Care, Inc.*	20,899	1,560,319
ViewRay, Inc.*	87,496	251,113
West Pharmaceutical Services, Inc.	2,836	426,988
		14,817,584
Healthcare-Services — 1.7%
Addus HomeCare Corp.*	3,178	242,386
Amedisys, Inc.*	4,750	826,548
Catalent, Inc.*	9,340	481,290
Chemed Corp.	621	259,342
eHealth, Inc.*	11,033	1,294,723
Ensign Group, Inc., (The)	2,070	92,115
Fulgent Genetics, Inc.*	38,643	573,462
LHC Group, Inc.*	5,811	705,804
Magellan Health, Inc.*	1,789	107,358
Pennant Group Inc., (The)*	1,035	28,121
Providence Service Corp., (The)*	2,212	136,657
US Physical Therapy, Inc.	1,232	128,399
Vapotherm, Inc.*	16,820	145,661
		5,021,866
Holding Companies-Diversified — 0.4%
ChaSerg Technology Acquisition Corp., Class A*	104,631	1,198,025
Home Builders — 2.1%
Century Communities, Inc.*	15,953	531,713
Installed Building Products, Inc.*	21,619	1,427,935
LCI Industries	2,012	194,259
LGI Homes, Inc.*	12,520	943,382
MDC Holdings, Inc.	4,064	159,878
Skyline Corp.*	63,247	1,611,534
Taylor Morrison Home Corp.*	4,894	110,213
Winnebago Industries, Inc.	24,088	1,249,926
		6,228,840
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	3,468	45,778
iRobot Corp.*	968	46,454
La-Z-Boy, Inc.	2,014	57,701
Sleep Number Corp.*	2,991	131,754
Universal Electronics, Inc.*	20,537	867,072
		1,148,759
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	1,283	34,359
Quanex Building Products Corp.	3,617	60,766
WD-40 Co.	995	171,627
		266,752
Housewares — 0.3%
Lifetime Brands, Inc.	94,870	603,373

	Number of Shares	Value
Housewares — (Continued)
Toro Co., (The)	5,348	$382,008
		985,381
Insurance — 3.2%
Ambac Financial Group, Inc.*	2,222	42,707
American Equity Investment Life Holding Co.	11,107	280,785
American National Insurance Co.	4,156	408,784
BRP Group, Inc., Class A*	36,058	556,735
Employers Holdings, Inc.	3,729	143,716
FGL Holdings	62,593	716,064
Genworth Financial, Inc., Class A*	47,731	186,151
Goosehead Insurance, Inc., Class A	16,396	889,319
HCI Group, Inc.	3,972	168,889
Health Insurance Innovations, Inc.*	13,772	405,035
Heritage Insurance Holdings, Inc.	73,400	819,144
Horace Mann Educators Corp.	2,570	100,050
James River Group Holdings Ltd.	6,007	242,743
Kinsale Capital Group, Inc.	7,247	880,293
Palomar Holdings, Inc.*	23,739	1,206,179
RLI Corp.	1,478	118,802
Safety Insurance Group, Inc.	1,702	134,015
Selective Insurance Group, Inc.	3,866	215,645
White Mountains Insurance Group Ltd.	1,920	1,900,992
		9,416,048
Internet — 3.5%
8x8, Inc.*	4,788	88,578
Bandwidth, Inc., Class A*	6,612	415,829
Cardlytics, Inc.*	28,177	2,236,972
EverQuote, Inc., Class A*	22,473	912,853
Fiverr International Ltd.*	23,106	727,377
Gannett Co., Inc.	11,969	50,270
HealthStream, Inc.*	2,625	63,840
Limelight Networks, Inc.*	198,961	1,003,758
Mimecast Ltd.*	10,690	423,217
Perficient, Inc.*	25,416	1,041,294
Q2 Holdings, Inc.*	2,970	223,849
Rubicon Project Inc., (The)*	184,268	2,091,442
Stamps.com, Inc.*	659	92,991
Yelp, Inc.*	32,555	1,017,995
		10,390,265
Iron/Steel — 0.2%
Allegheny Technologies, Inc.*	38,620	660,016
Cleveland-Cliffs, Inc.	2,110	12,259
		672,275
Leisure Time — 0.6%
Callaway Golf Co.	7,398	125,618

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Leisure Time — (Continued)
Liberty TripAdvisor Holdings, Inc., Class A*	57,339	$249,711
Lindblad Expeditions Holdings, Inc.*	25,521	303,700
Malibu Boats, Inc., Class A*	9,900	435,006
OneSpaWorld Holdings Ltd.	16,181	197,732
OneWater Marine, Inc., Class A*	24,029	384,704
Vista Outdoor, Inc.*	14,337	105,377
		1,801,848
Lodging — 0.5%
Boyd Gaming Corp.	21,121	564,142
Extended Stay America, Inc.	89,719	985,114
		1,549,256
Machinery-Diversified — 2.4%
Albany International Corp., Class A	1,126	72,143
Applied Industrial Technologies, Inc.	1,045	61,645
Chart Industries, Inc.*	14,847	845,091
Columbus McKinnon Corp.	19,110	594,130
Curtiss-Wright Corp.	2,004	240,360
GrafTech International Ltd.	115,146	939,591
Hurco Cos., Inc.	28,660	807,639
Ichor Holdings Ltd.*	46,756	1,352,183
Newpark Resources, Inc.*	9,043	31,741
NN, Inc.	82,290	637,747
SPX FLOW, Inc.*	10,543	387,772
Tennant Co.	2,414	172,698
Twin Disc, Inc.*	120,740	973,164
		7,115,904
Media — 0.2%
EW Scripps Co., (The), Class A	4,556	54,217
MSG Networks, Inc., Class A*	38,866	491,266
		545,483
Metal Fabricate/Hardware — 0.6%
CIRCOR International, Inc.*	925	33,281
Northwest Pipe Co.*	53,000	1,672,150
TimkenSteel Corp.*	228	1,156
		1,706,587
Mining — 0.2%
Astec Industries, Inc.	1,849	69,430
Century Aluminum Co.*	18,637	108,095
Kaiser Aluminum Corp.	1,039	98,237
Livent Corp.*	12,169	108,669
ProPetro Holding Corp.*	5,179	45,368
		429,799
Miscellaneous Manufacturing — 0.9%
Axon Enterprise, Inc.*	5,340	413,156
EnPro Industries, Inc.	2,498	134,767

	Number of Shares	Value
Miscellaneous Manufacturing — (Continued)
ESCO Technologies, Inc.	6,684	$607,709
Fabrinet*	3,054	168,336
Federal Signal Corp.	16,938	491,202
FreightCar America, Inc.*	89,860	140,182
Haynes International, Inc.	731	18,502
Hillenbrand, Inc.	2,305	53,937
John Bean Technologies Corp.	2,493	241,472
Lydall, Inc.*	2,000	23,820
Proto Labs, Inc.*	1,026	89,919
Raven Industries, Inc.	7,472	214,521
Standex International Corp.	1,001	63,493
Sturm Ruger & Co., Inc.	968	46,503
		2,707,519
Office Furnishings — 0.0%
Interface, Inc.	3,871	56,478
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	21,731	74,320
Oil & Gas — 0.9%
Bonanza Creek Energy, Inc.*	2,528	41,181
Callon Petroleum Co.*	95,076	215,823
Denbury Resources, Inc.*	47,546	35,774
Evolution Petroleum Corp.	63,043	296,933
Gran Tierra Energy, Inc.*	92,840	71,208
Laredo Petroleum, Inc.*	74,052	79,976
Murphy USA, Inc.*	8,021	782,047
Nabors Industries Ltd.	32,083	56,466
PBF Energy, Inc., Class A	22,825	511,052
Penn Virginia Corp.*	13,639	216,860
QEP Resources, Inc.	30,000	67,500
Southwestern Energy Co.*	112,602	159,895
Talos Energy, Inc.*	4,407	62,579
Valaris PLC*	32,463	119,788
		2,717,082
Oil & Gas Services — 0.8%
Archrock, Inc.	8,156	57,500
DMC Global, Inc.	17,460	629,608
Dril-Quip, Inc.*	888	31,630
Helix Energy Solutions Group, Inc.*	17,356	116,459
Matrix Service Co.*	1,763	21,297
Natural Gas Services Group, Inc.*	89,640	885,643
Profire Energy, Inc.*	294,827	350,844
US Silica Holdings, Inc.	22,760	104,468
		2,197,449
Packaging & Containers — 0.0%
Matthews International Corp., Class A	1,027	30,358

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Pharmaceuticals — 4.9%
Anika Therapeutics, Inc.*	1,566	$65,396
Avadel Pharmaceuticals PLC, ADR*	25,483	254,575
Axsome Therapeutics, Inc.*	14,467	1,128,426
Bioxcel Therapeutics, Inc.*	10,206	382,725
Collegium Pharmaceutical, Inc.*	19,569	464,764
Corcept Therapeutics, Inc.*	2,448	30,894
Covetrus, Inc.*	6,104	67,815
Cytokinetics, Inc.*	97,531	1,359,582
Enanta Pharmaceuticals, Inc.*	4,093	208,252
Endo International PLC*	18,912	104,394
Global Blood Therapeutics, Inc.*	15,729	1,006,027
Kodiak Sciences, Inc.*	14,668	938,312
Lannett Co, Inc.*	3,812	33,164
MERUS NV*	36,217	612,067
Momenta Pharmaceuticals, Inc.*	30,134	852,491
MyoKardia, Inc.*	23,096	1,464,055
Neogen Corp.*	2,310	140,332
Odonate Therapeutics, Inc.*	25,166	744,662
Owens & Minor, Inc.	6,473	44,211
Pacira BioSciences, Inc.*	1,518	65,851
Premier, Inc., Class A*	55,476	1,632,659
Principia Biopharma, Inc.*	15,183	980,214
Progenics Pharmaceuticals, Inc.*	15,612	73,689
Revance Therapeutics, Inc.*	45,321	1,047,821
Spectrum Pharmaceuticals, Inc.*	12,467	35,656
Sutro Biopharma, Inc.*	11,415	111,068
Tricida, Inc.*	12,634	401,509
UroGen Pharma Ltd.*	10,769	293,563
		14,544,174
Real Estate — 0.3%
Newmark Group, Inc., Class A	27,808	265,566
RE/MAX Holdings, Inc., Class A	2,656	77,422
Realogy Holdings Corp.	24,456	226,707
Redfin Corp.*	9,091	246,003
		815,698
REITS — 2.2%
Acadia Realty Trust	4,655	106,320
Agree Realty Corp.	1,641	117,857
Alpine Income Property Trust, Inc.	45,754	841,874
Armada Hoffler Properties, Inc.	7,721	129,404
CareTrust REIT, Inc.	3,664	76,468
Community Healthcare Trust, Inc.	2,769	131,887
CoreSite Realty Corp.	1,355	140,554
DiamondRock Hospitality Co.	8,155	74,374
EastGroup Properties, Inc.	2,590	325,641
Getty Realty Corp.	5,173	146,603
Global Medical REIT, Inc.	90,050	1,257,998
Global Net Lease, Inc.	3,919	72,305

	Number of Shares	Value
REITS — (Continued)
Great Ajax Corp.	58,950	$832,963
Healthcare Realty Trust, Inc.	7,137	244,799
Hersha Hospitality Trust	10,935	126,080
Independence Realty Trust, Inc.	4,656	61,738
Industrial Logistics Properties Trust	5,048	104,292
iStar, Inc.	11,563	174,948
Lexington Realty Trust	12,112	125,601
Medical Properties Trust, Inc.	5,867	123,970
Office Properties Income Trust	3,799	110,665
PS Business Parks, Inc.	1,242	184,499
RPT Realty	2,382	30,871
Summit Hotel Properties, Inc.	13,199	122,355
Uniti Group, Inc.	12,376	120,790
Universal Health Realty Income Trust	3,469	373,681
Urstadt Biddle Properties, Inc., Class A	4,983	102,700
Washington Prime Group, Inc.	15,237	41,902
Whitestone REIT	9,003	110,647
		6,413,786
Retail — 5.5%
Abercrombie & Fitch Co., Class A	5,117	67,186
Asbury Automotive Group, Inc.*	2,463	218,320
Aspen Aerogels, Inc.*	26,357	209,538
Big 5 Sporting Goods Corp.	173,190	386,214
BJ’s Wholesale Club Holdings, Inc.*	49,357	950,616
Boot Barn Holdings, Inc.*	10,537	323,170
Buckle, Inc., (The)	4,527	102,446
Build-A-Bear Workshop, Inc.*	146,350	557,594
Cannae Holdings, Inc.*	83,438	3,111,403
Casey’s General Stores, Inc.	1,888	307,782
Cato Corp., (The), Class A	2,977	48,138
Chico’s FAS, Inc.	8,197	32,870
Children’s Place, Inc., (The)	1,027	59,155
Chuy’s Holdings, Inc.*	2,086	44,724
Cracker Barrel Old Country Store, Inc.	669	95,888
Designer Brands, Inc., Class A	3,154	42,611
DineEquity, Inc.	3,392	277,635
El Pollo Loco Holdings, Inc.*	10,833	139,746
Express, Inc.*	49,030	181,411
FirstCash, Inc.	2,930	225,376
Five Below, Inc.*	3,696	358,327
Freshpet, Inc.*	15,203	1,010,391
GameStop Corp., Class A	29,252	105,307
Genesco, Inc.*	4,461	153,503
GMS, Inc.*	3,964	90,577
Guess?, Inc.	6,372	103,226
Haverty Furniture Cos., Inc.	922	15,508

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Retail — (Continued)
Hibbett Sports, Inc.*	6,047	$118,037
J. Alexander’s Holdings, Inc.*	42,156	346,101
MarineMax, Inc.*	1,491	25,243
Movado Group, Inc.	2,245	33,002
MSC Industrial Direct Co, Inc., Class A	11,337	700,853
Office Depot, Inc.	22,481	52,830
Ollie’s Bargain Outlet Holdings, Inc.*	6,437	327,450
Papa John’s International, Inc.	21,551	1,241,553
PetIQ, Inc.*	7,971	247,898
Red Robin Gourmet Burgers, Inc.*	1,984	54,560
Regis Corp.*	8,392	107,082
RH*	2,399	435,179
Rush Enterprises, Inc., Class A	9,844	412,660
Shoe Carnival, Inc.	14,730	440,574
Signet Jewelers Ltd.	1,927	44,938
Sonic Automotive, Inc., Class A	20,128	563,584
Sportsman’s Warehouse Holdings, Inc.*	61,881	371,286
Texas Roadhouse, Inc.	8,396	472,023
Wingstop, Inc.	5,342	451,132
World Fuel Services Corp.	17,749	501,942
Zumiez, Inc.*	3,678	97,577
		16,264,166
Savings & Loans — 1.0%
Axos Financial, Inc.*	3,461	86,214
Banc of California, Inc.	4,328	66,348
Berkshire Hills Bancorp, Inc.	3,296	80,455
Brookline Bancorp, Inc.	13,535	187,730
Dime Community Bancshares, Inc.	11,675	195,906
FS Bancorp, Inc.	22,290	1,065,239
Provident Financial Services, Inc.	1,569	31,349
Riverview Bancorp, Inc.	135,360	873,072
Sterling Bancorp	11,846	196,407
		2,782,720
Semiconductors — 5.1%
Advanced Energy Industries, Inc.*	2,466	146,665
Amtech Systems, Inc.*	165,696	825,166
AXT, Inc.*	350,860	1,220,993
Brooks Automation, Inc.	18,025	622,043
Cabot Microelectronics Corp.	1,581	220,202
Cirrus Logic, Inc.*	3,525	241,956
Cohu, Inc.	90,070	1,843,733
FormFactor, Inc.*	22,097	494,310
Impinj, Inc.*	37,682	1,158,722
Inphi Corp.*	15,444	1,153,049
inTEST Corp.*	75,980	382,939

	Number of Shares	Value
Semiconductors — (Continued)
Kulicke & Soffa Industries, Inc.	6,419	$146,546
Lattice Semiconductor Corp.*	32,677	586,552
MKS Instruments, Inc.	1,371	137,360
Monolithic Power Systems, Inc.	1,952	309,665
Onto Innovation, Inc.*	4,854	148,387
Photronics, Inc.*	7,595	94,558
Power Integrations, Inc.	3,164	275,426
Semtech Corp.*	11,810	466,377
Silicon Laboratories, Inc.*	5,293	469,383
Silicon Motion Technology Corp., ADR	16,213	603,448
SiTime Corp.*	29,964	678,984
Ultra Clean Holdings, Inc.*	134,682	2,816,201
Veeco Instruments, Inc.*	3,472	46,490
Xperi Corp.	3,427	58,910
		15,148,065
Software — 4.9%
Appfolio, Inc., Class A*	2,212	272,010
Appian Corp.*	8,517	376,026
Asure Software, Inc.*	174,890	1,474,323
Avalara, Inc.*	3,710	314,422
Avaya Holdings Corp.*	68,670	889,963
Blackbaud, Inc.	2,160	146,448
Blackline, Inc.*	7,049	441,056
Bottomline Technologies de, Inc.*	2,442	108,132
Cogent Communications Holdings, Inc.	1,297	94,694
Computer Programs & Systems, Inc.	30,271	810,657
CSG Systems International, Inc.	2,981	131,909
Donnelley Financial Solutions, Inc.*	1,838	15,991
Ebix, Inc.	2,006	53,039
Elastic NV*	8,038	593,687
Everbridge, Inc.*	10,527	1,112,283
Five9, Inc.*	12,039	879,208
InnerWorkings, Inc.*	165,960	521,114
Intelligent Systems Corp.*	11,528	422,732
j2 Global, Inc.	1,540	134,488
LivePerson, Inc.*	9,192	243,220
ManTech International Corp., Class A	2,301	172,345
NextGen Healthcare, Inc.*	3,902	51,038
Omnicell, Inc.*	8,939	728,260
Phreesia, Inc.*	19,781	614,002
Pluralsight, Inc., Class A*	26,664	475,419
Progress Software Corp.	5,306	197,861
Schrodinger Inc/United States*	13,340	618,709
Smartsheet, Inc., Class A*	8,330	385,679
SVMK, Inc.*	21,891	399,073
Tabula Rasa HealthCare, Inc.*	5,412	303,992

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (CONCLUDED)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Software — (Continued)
Take-Two Interactive Software, Inc.*	3,989	$428,738
TiVo Corp.	5,483	41,506
Verra Mobility Corp.*	25,608	387,833
Workiva, Inc.*	10,939	467,533
Zovio, Inc.*	136,600	214,462
		14,521,852
Storage/Warehousing — 0.3%
Mobile Mini, Inc.	25,519	994,986
Telecommunications — 1.0%
ATN International, Inc.	1,366	73,627
Cincinnati Bell, Inc.*	2,642	34,478
Consolidated Communications Holdings, Inc.	5,783	35,970
Iridium Communications, Inc.*	9,628	260,630
Liberty Latin America Ltd., Class C*	89,748	1,363,272
LogMeIn, Inc.	1,382	117,795
NetGear, Inc.*	2,616	49,364
One Stop Systems, Inc.*	132,610	282,459
Plantronics, Inc.	2,265	31,099
Viavi Solutions, Inc.*	23,640	311,812
Vonage Holdings Corp.*	41,777	374,322
		2,934,828
Textiles — 0.4%
UniFirst Corp.	6,891	1,280,417
Transportation — 1.8%
Air Transport Services Group, Inc.*	111,500	1,995,850
ArcBest Corp.	4,606	91,245
Atlas Air Worldwide Holdings, Inc.*	3,485	93,119
CryoPort, Inc.*	13,226	220,874
Echo Global Logistics, Inc.*	4,834	89,187
Forward Air Corp.	9,439	556,995
Heartland Express, Inc.	3,583	64,172
Knight-Swift Transportation Holdings, Inc.	1,873	59,824
Marten Transport Ltd.	4,885	95,453
Matson, Inc.	2,281	75,752
PAM Transportation Services, Inc.*	18,494	732,547
Saia, Inc.*	13,826	1,207,148
SEACOR Holdings, Inc.*	1,626	60,650
		5,342,816

	Number of Shares	Value
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc., (The)	4,698	$113,833
Water — 0.2%
American States Water Co.	1,758	134,645
California Water Service Group	1,969	94,434
PICO Holdings, Inc.*	39,282	372,786
		601,865
TOTAL COMMON STOCKS
(Cost $232,107,469)		270,826,610

SHORT-TERM INVESTMENTS — 7.8%
First American Treasury Obligations Fund, 1.49%(b)	23,050,776	23,050,776
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,050,776)		23,050,776
TOTAL INVESTMENTS — 99.7%
(Cost $255,158,245)		293,877,386
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		792,843
NET ASSETS— 100.0%		$294,670,229

*	Non-income producing security.

(a)

Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $0 or 0.0% of net assets.

(b)	Seven-day yield as of February 29, 2020.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)

ASSETS
Investments, at value (cost $232,107,469)	$270,826,610
Short-term investments, at value (cost $23,050,776)	23,050,776
Cash	31
Receivables for:
Investments sold	2,464,936
Dividends	139,798
Capital shares sold	87,223
Prepaid expenses and other assets	43,908
Total assets	296,613,282

LIABILITIES
Payables for:
Investments purchased	1,713,159
Sub-advisory fees	167,659
Other accrued expenses and liabilities	62,235
Total liabilities	1,943,053
Net assets	$294,670,229

NET ASSETS CONSIST OF:
Par value	$24,169
Paid-in capital	256,598,354
Total distributable earnings/(loss)	38,047,706
Net assets	$294,670,229

CAPITAL SHARES:
Net Assets	$294,670,229
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	24,169,012
Net asset value, offering and redemption price per share	$12.19

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $4,369)	$1,384,946
Total investment income	1,384,946

EXPENSES
Sub-advisory fees (Note 2)	1,153,268
Administration and accounting services fees (Note 2)	68,985
Custodian fees (Note 2)	24,263
Legal fees	22,820
Transfer agent fees (Note 2)	20,926
Director fees	15,697
Officer fees	14,996
Registration and filing fees	13,319
Audit and tax service fees	13,145
Printing and shareholder reporting fees	3,986
Other expenses	48,295
Total expenses	1,399,700
Net investment income/(loss)	(14,754)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	13,230,168
Net change in unrealized appreciation/(depreciation) on investments	(19,273,710)
Net realized and unrealized gain/(loss) on investments	(6,043,542)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,058,296)

The accompanying notes are an integral part of the financial statements.
14

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$(14,754)	$(225,922)
Net realized gain/(loss) from investments	13,230,168	4,988,025
Net change in unrealized appreciation/(depreciation) on investments	(19,273,710)	(46,405,937)
Net increase/(decrease) in net assets resulting from operations	(6,058,296)	(41,643,834)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(11,162,154)	(38,776,479)
Net decrease in net assets from dividends and distributions to shareholders	(11,162,154)	(38,776,479)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,902,065	26,867,823
Reinvestment of distributions	9,841,826	34,269,675
Shares redeemed	(3,712,540)	(38,209,914)
Net increase/(decrease) in net assets resulting from capital share transactions	20,031,351	22,927,584
Total increase/(decrease) in net assets	2,810,901	(57,492,729)

NET ASSETS:
Beginning of period	291,859,328	349,352,057
End of period	$294,670,229	$291,859,328

SHARE TRANSACTIONS:
Shares sold	1,054,497	2,069,021
Shares reinvested	755,321	2,836,894
Shares redeemed	(277,949)	(3,114,162)
Net increase/(decrease) in shares	1,531,869	1,791,753

The accompanying notes are an integral part of the financial statements.
15

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Period October 21, 2014(1) to August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$12.89		$16.76	$12.94	$11.20	$10.59	$10.00
Net investment income/(loss)(2)	—	(3)	(0.01)	(0.01)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) from investments	(0.22)		(1.99)	4.36	1.76	0.64	0.63
Net increase/(decrease) in net assets resulting from operations	(0.22)		(2.00)	4.35	1.74	0.61	0.59
Dividends and distributions to shareholders from:
Net realized capital gains	(0.48)		(1.87)	(0.53)	—	— (3)	—
Total dividends and distributions to shareholders	(0.48)		(1.87)	(0.53)	—	—	—
Net asset value, end of period	$12.19		$12.89	$16.76	$12.94	$11.20	$10.59
Total investment return/(loss)(4)	(1.92	)%(5)	(11.16)%	34.54%	15.54%	5.76%	5.90	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$294,670		$291,859	$349,352	$262,480	$225,101	$212,934
Ratio of expenses to average net assets	0.91	%(6)	0.93%	0.90%	0.92%	1.15%	1.15	%(6)
Ratio of net investment income/(loss) to average net assets	(0.01	)%(6)	(0.08)%	(0.07)%	(0.15)%	(0.26)%	(0.41	)%(6)
Portfolio turnover rate	53	%(5)	80%	86%	88%	101%	95	%(5)

(1)	Commencement of operations.

(2)	Calculated based on average shares outstanding for the period.

(3)	Amount represents less than $0.005 per share.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
16

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Financial Statements is for the six months ended February 29, 2020 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2		Level 3
Common Stocks	$270,826,610	$270,826,610	$—	*	$—
Short-Term Investments	23,050,776	23,050,776	—		—
Total Investments**	$293,877,386	$293,877,386	$—		$—

*	Value equals zero as of the end of the reporting period.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s

18

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Granite Investment Partners, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

Effective December 31, 2019, Granite Investment Partners, LLC no longer serves as a sub-adviser to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s average daily net assets, (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $1,153,268, or the rate of 0.75%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

19

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$152,879,027	$149,007,120

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$236,284,618	$76,532,457	$(21,080,112)	$55,452,345

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

20

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

Permanent differences as of August 31, 2019, primarily attributable to current year write-off of Passive Foreign Investment Company (PFIC) sales and distributions, were reclassified among the following accounts:

Distributable earnings/(loss)	PAID-IN CAPITAL
$—	$—

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$—	$11,161,988	$—	$55,452,345	$11,346,177

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2019 were as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2019	$11,724,339	$27,052,140	$38,776,479

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. The Fund deferred qualified late-year losses of $11,346,177 which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2019, the Fund had no capital loss carryforwards.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

21

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 29, 2020 (UNAUDITED)

7. Subsequent Events

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

22

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

23

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADA-SAR20

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6482.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-261-6482 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SEMI-Annual Report
Performance Data

FEBRUARY 29, 2020 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 29, 2020
	Six Months†	One Year	Since Inception
Aquarius International Fund	0.51%	0.51%	-2.96%*
MSCI AC WORLD INDEX ex USA Gross Index	0.27%	-0.19%	-3.36%**

†	Not annualized.

*	The Fund commenced operations on April 17, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2019, are 0.96% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The MSCI ACWI ex USA Index captures large and mid cap representation across 21 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries. With 2,137 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small, micro-cap and large cap stocks, Initial Public Offerings (IPOs), special situations, foreign markets, emerging markets and illiquid securities all of which may be more volatile and less liquid.

1

AQUARIUS INTERNATIONAL FUND

Fund Expense Example

FEBRUARY 29, 2020 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Actual	$ 1,000.00	$ 1,007.70	$2.55	0.77%	0.51%
Hypothetical (5% return before expenses)	1,000.00	1,022.33	2.56	2.49	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Banks	7.7%	$13,820,570
Pharmaceuticals	7.5	13,421,963
Insurance	6.0	10,798,931
Commercial Services	4.3	7,732,487
Internet	4.2	7,509,863
Beverages	4.1	7,444,804
Semiconductors	4.1	7,400,059
Telecommunications	4.1	7,390,315
Chemicals	3.3	5,993,935
Oil & Gas	3.3	5,948,534
Food	2.8	5,088,858
Retail	2.8	4,986,045
Investment Companies	2.8	4,964,128
Diversified Financial Services	2.6	4,620,085
Software	2.1	3,677,338
Electronics	2.0	3,561,061
Cosmetics/Personal Care	1.7	3,099,063
Machinery-Diversified	1.6	2,926,052
Building Materials	1.6	2,847,348
Apparel	1.4	2,548,398
Media	1.3	2,367,417
REITS	1.2	2,218,713
Healthcare-Products	1.2	2,177,606
Miscellaneous Manufacturing	1.1	1,891,180
Real Estate	1.0	1,836,367
Distribution/Wholesale	1.0	1,727,518
Lodging	0.9	1,682,676
Airlines	0.9	1,555,528
Electrical Components & Equipment	0.8	1,414,109
Computers	0.8	1,392,937
Water	0.8	1,346,390
Mining	0.8	1,342,509
Auto Manufacturers	0.7	1,282,826
Food Service	0.7	1,275,670
Healthcare-Services	0.7	1,215,116
Hand/Machine Tools	0.6	1,142,592
Home Builders	0.6	1,105,129
Transportation	0.5	980,727
Electric	0.5	923,910
Agriculture	0.4	720,178
Engineering & Construction	0.4	632,452
Gas	0.3	607,781
Biotechnology	0.3	502,094
Home Furnishings	0.2	441,244
Auto Parts & Equipment	0.2	405,033
Aerospace/Defense	0.2	397,150
Private Equity	0.2	362,482
Household Products/Wares	0.2	327,387
Oil & Gas Services	0.2	316,689
Iron/Steel	0.2	309,495
Pipelines	0.1	258,961
Machinery-Construction & Mining	0.1	213,940
Leisure Time	0.1	203,701
Entertainment	0.1	199,496
Holding Companies-Diversification	0.1	168,629
Forest Products & Paper	0.1	131,382
Environmental Control	0.1	105,186
Electrical Equipment & Instruments	0.0	80,701
Toys/Games/Hobbies	0.0	73,401
Advertising	0.0	39,239
Energy-Alternate Sources	0.0	22,094
EXCHANGE TRADED FUNDS:
Diversified Financial Services	0.1	229,675
Other Investment Pools and Funds	0.1	133,901
PREFERRED STOCKS:
Cosmetics/Personal Care	0.4	740,780
Semiconductors	0.4	739,591
Banks	0.3	560,324
Chemicals	0.3	522,679
Airlines	0.1	172,221
Food	0.1	49,953
Iron/Steel	0.0	39,509
Telecommunications	0.0	34,239
SHORT-TERM INVESTMENTS	8.6	15,414,888
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(77,712)
NET ASSETS	100.0%	$179,737,520

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2020 (UNAUDITED)

The following table presents a summary by country of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Australia	2.2%	$3,916,487
Austria	0.1	139,131
Belgium	2.3	4,213,704
Bermuda	0.4	784,649
Brazil	0.9	1,665,881
Canada	1.7	3,112,859
Cayman Islands	4.2	7,547,799
Chile	0.1	103,503
China	1.8	3,234,784
Colombia	0.0	57,398
Denmark	1.1	2,036,377
Egypt	0.2	271,600
Finland	1.1	1,916,023
France	5.1	9,209,405
Germany	3.4	6,070,959
Greece	0.2	447,182
Hong Kong	5.1	9,111,076
Hungary	0.2	294,962
India	3.3	5,889,466
Indonesia	0.5	918,983
Ireland	4.5	8,080,346
Israel	0.8	1,419,854
Italy	1.1	2,060,681
Japan	8.9	16,074,670
Luxembourg	0.1	210,923
Malaysia	0.1	197,385
Mexico	0.5	930,869
Netherlands	3.1	5,504,695
Norway	0.1	251,757
Philippines	0.2	275,983
Poland	0.2	272,725
Portugal	0.1	104,698
Russia	0.6	1,140,259
Singapore	0.9	1,693,967
South Africa	0.5	849,113
South Korea	2.3	4,194,826
Spain	1.5	2,739,125
Sweden	2.0	3,605,135
Switzerland	7.1	12,797,076
Taiwan	2.6	4,600,198
Thailand	1.2	2,219,650
Turkey	0.0	71,685
United Arab Emirates	0.1	105,769
United Kingdom	15.8	28,549,487
United States	1.3	2,284,366
EXCHANGE TRADED FUNDS:
United States	0.2	363,576
PREFERRED STOCKS:
Brazil	0.3	593,207
Colombia	0.1	263,039
Germany	0.3	522,679
South Korea	0.8	1,480,370
SHORT-TERM INVESTMENTS
United States	8.6	15,414,888
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(77,712)
NET ASSETS	100.0%	$179,737,520

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 89.6%
Advertising — 0.0%
WPP, PLC	4,084	$39,239
Aerospace/Defense — 0.2%
Airbus SE, ADR	3,036	90,230
BAE Systems PLC, SP ADR	3,620	113,197
CAE, Inc.	913	24,477
Elbit Systems Ltd.	209	30,830
Embraer SA, SP ADR*	3,095	47,168
Safran SA	231	31,977
Safran SA, ADR	1,720	59,271
		397,150
Agriculture — 0.4%
British American Tabacco, PLC, SP ADR	4,706	187,299
Imperial Brands, PLC, SP ADR	3,882	78,086
Origin Enterprises, PLC	147,132	454,793
		720,178
Airlines — 0.9%
Ryanair Holding, PLC, SP ADR*	21,701	1,555,528
Apparel — 1.4%
Adidas AG, SP ADR	526	73,198
Hermes International	80	56,432
Kering SA	139	78,382
LVMH Moet Hennessy Louis Vuitton SE	4,315	1,800,778
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	165,440
Shenzhou International Group Holdings, Ltd.	29,565	374,168
		2,548,398
Auto Manufacturers — 0.7%
Bayerische Motoren Werke AG	1,330	87,757
BYD Co., Ltd.	6,500	40,467
Daimler AG	1,552	63,678
Ferrari NV	159	25,082
Fiat Chrysler Automobiles NV	2,720	34,274
Geely Automobile Holdings, Ltd.	6,982	12,754
Geely Automobile Holdings, Ltd., ADR	883	31,488
Honda Motor Co., Ltd.	4,500	115,445
Hyundai Motor Co.	803	76,707
Renault SA	1,469	43,665
Suzuki Motor Corp.	900	36,212
Tata Motors, Ltd., SP ADR*	13,089	119,895
Toyota Motor Corp., SP ADR	3,440	449,780
Volkswagen AG	168	28,537
Volkswagen AG, ADR	3,570	60,012
Volvo AB, Class B	3,636	57,073
		1,282,826

	Number of Shares	Value
Auto Parts & Equipment — 0.2%
Bridgestone Corp.	19	$630
Denso Corp.	34	1,308
Fuyao Glass Industrials Group, Ltd. (a)	116,000	336,181
Hyundai Mobis Co., Ltd.	267	46,668
Valeo SA, SP ADR	1,646	20,246
		405,033
Banks — 7.7%
Abu Dhabi Community Bank.	55,342	105,769
Aozora Bank Ltd.	1,000	24,817
Australia & New Zealand Banking Group, Ltd.	4,793	77,296
Banco Bilbao Vizcaya Argentaria SA	16,248	77,816
Banco do Brasil SA	16,755	173,623
Banco do Brasil SA, SP ADR	1,478	15,593
Banco Santander Brasil SA, ADR	1,117	9,729
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	6,639	42,822
Banco Santander SA	16,236	60,014
Bangkok Bank	130,800	548,086
Bank Central Asia Tbk PT	227,597	502,741
Bank Leumi Le Israel	200,412	1,295,443
Bank Mandiri Persero Tbk PT, ADR	2,253	22,530
Bank Montreal	2,225	151,033
Bank of China, Ltd.	41,028	16,396
Bank of Ireland Group, PLC	240,103	899,015
Bank of Kyoto Ltd., (The)	3,000	99,487
Bank of Nova Scotia, (The)	2,027	106,113
Bank Rakyat Indonesia Persero Tbk PT	974,897	291,326
Bank Rakyat Indonesia Persero Tbk PT, ADR	2,219	31,388
Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	67,996	17,991
Bankinter SA	6,617	39,099
BDO Unibank, Inc.	82,653	226,013
BNP Paribas SA, ADR	3,020	73,054
BNP Paribas SA	1,469	71,306
Canadian Imperial Bank of Commerce	1,382	105,129
China Construction Bank Corp.	614	505
China Merchants Bank Co., Ltd.	53,884	259,231
China Merchants Bank Co., Ltd., ADR	554	13,135
China Minsheng Banking Corp., Ltd.	77,000	52,695
CITIC, Ltd.	542	612

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Banks — (Continued)
Commercial International Bank Egypt SAE	51,427	$271,600
Commonwealth Bank Of Australia	2,556	137,214
Commonweatlh Bank Of Australia, SP ADR	334	17,472
Credicorp, Ltd.	482	87,372
Credit Agricole SA	2,988	35,933
Dah Sing Financial Holdings, Ltd.	132,400	468,999
Danske Bank A/S	3,854	59,748
DBS Group Holdings, Ltd.	55,600	972,122
DBS Group Holdings, Ltd., SP ADR	1,384	96,285
FirstRand, Ltd.	12,146	43,365
Grupo Financiero Banorte SAB de CV, SP ADR	772	20,998
Hang Seng Bank, Ltd.	3,700	78,035
HDFC Bank, Ltd.	60,864	999,014
HDFC Bank, Ltd., ADR	9,292	509,666
HSBC Holdings, PLC, SP ADR	8,367	280,880
ICICI Bank, Ltd., SP ADR	72,986	1,012,316
Industrial & Commerical Bank China, Ltd.	24,379	16,795
Industrial & Commerical Bank China, Ltd., ADR	1,942	26,741
ING Groep NV	8,470	81,107
Intesa Sanpaolo	9,153	22,252
Intesa Sanpaolo SpA, SP ADR	2,278	33,122
KBC Group NV	2,433	162,102
Kotak Mahindra Bank, Ltd.	16,127	364,971
Lloyds Banking Group PLC, ADR	26,067	66,471
Macquarie Group, Ltd., ADR	272	23,381
Macquarie Group, Ltd.	679	60,372
Mediobanca Banca di Credito Finanziario SpA	7,552	68,673
Mitsubishi UFJ Financial Group Inc., SP ADR	32,727	159,380
Mitsubishi UFJ Financial Group, Inc., SP ADR	11,911	58,197
Mizuho Financial Group, Inc.	35,600	48,162
National Australia Bank, Ltd.	6,032	99,263
Nordea Bank Abp	11,504	90,793
Nordea Bank Abp	93	733
OTP Bank, PLC	6,720	294,962
Oversea-Chinese Bank Corp., Ltd.	6,614	50,915
Raiffeisen Bank International AG	2,523	52,101
Resona Holdings, Inc.	9,918	36,920
Royal Bank Canada	3,528	262,730
Sberbank Russia, SP ADR	13,295	189,188
Skandinaviska Enskilda Banken AB	2,420	23,196
Societe Generale SA, SP ADR	11,240	62,944

	Number of Shares	Value
Banks — (Continued)
Societe Generale SA	1,533	$43,440
Standard Bank Group Ltd.	9,206	88,490
Standard Chart, PLC	4,927	35,652
Sumitomo Mitsui Financial Group Inc., SP ADR	5,545	35,322
Sumitomo Mitsui Trust Holdings, Inc.	3,000	101,849
Svenska Handelsbanken AB	6,031	60,983
Swedbank AB, Class A	2,464	37,424
Toronto-Dominion Bank, (The)	3,204	165,358
UBS Group AG	13,717	151,060
UniCredit SpA	8,458	108,763
United Overseas Bank, Ltd.	5,027	89,725
Woori Financial Group, Inc., SP ADR	1,907	46,207
		13,820,570
Beverages — 4.1%
Anheuser-Busch InBev SA NV	8,760	506,161
Anheuser-Busch InBev SA NV, SP ADR	1,003	58,545
Asahi Group Holdings Ltd.	800	30,622
Coca-Cola Amatil, Ltd.	273,170	2,057,270
Coca-Cola European Partners, PLC	752	38,322
Coca-Cola Femsa SA De CV, SP ADR	552	30,653
Compania Cervecerias Unidas SA, SP ADR	4,329	69,004
Diageo, PLC	73,174	2,610,817
Diageo, PLC, SP ADR	1,154	163,764
Fomento Economico Mexicano SAB de CV, SP ADR	383	31,172
Heineken Holding NV	491	43,600
Heineken NV	592	58,982
Kirin Holdings Co., Ltd.	2,057	39,092
Pernod Ricard SA	330	53,814
Pernod Ricard SA, ADR	1,910	61,846
Suntory Beverage & Food Ltd.	600	22,906
Thai Beverage, PLC	2,366,800	1,334,971
Wuliangye Yibin Co., Ltd.	13,337	233,263
		7,444,804
Biotechnology — 0.3%
BeiGene Ltd., ADR*	1,452	229,924
CSL Ltd.	628	128,282
CSL Ltd., SP ADR	1,030	102,279
Genmab A/S*	184	41,609
		502,094
Building Materials — 1.6%
AGC, Inc.	2,000	57,197

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Building Materials — (Continued)
Anhui Conch Cement Co., Ltd., ADR	455	$16,907
Anhui Conch Cement Co., Ltd.	3,500	26,212
Cemex SAB de CV, SP ADR	5,460	17,909
China Resources Cement Holdings, Ltd.	191,236	245,707
Cie de Saint-Gobain	862	30,437
CRH, PLC	31,312	1,056,345
CRH, PLC, SP ADR	3,605	122,137
Daikin Industries, Ltd., ADR	1,490	19,936
Daikin Industries, Ltd.	149	20,074
Geberit AG	90	44,910
HeidelbergCement AG	617	36,977
Imerys SA	579	22,770
Semen Indonesia Persero Tbk PT, ADR	2,553	36,929
Sika AG	6,029	1,079,213
TOTO Ltd.	365	13,688
		2,847,348
Chemicals — 3.3%
Air Liquide SA	14,604	1,989,253
Air Liquide SA, ADR	1,771	48,179
Akzo Nobel NV	417	33,364
Akzo Nobel NV, ADR	1,443	38,398
Arkema SA	471	44,556
Asian Paints Ltd.	5,034	125,930
BASF SE	2,262	133,874
Croda International PLC	16,602	981,334
Fuchs Petrolub SE	17,049	605,240
Givaudan SA	27	84,117
Givaudan SA, ADR	600	37,392
Kansai Paint Co., Ltd.	1,360	29,510
Kingboard Holdings Ltd.	6,500	17,420
Kuraray Co., Ltd.	8	83
LG Chem, Ltd.	385	116,644
Methanex Corp.	1,110	32,024
Mitsubishi Chemical Holdings Corp.	6,000	40,112
Mitsubishi Gas Chemical Co, Inc.	3,000	44,887
Mitsui Chemicals, Inc.	22	474
Nippon Paint Holdings Co., Ltd.	422	19,090
Novozymes A/S	14,188	727,356
Nutrien, Ltd.	354	14,312
Shin Etsu Chemical Co., Ltd., ADR	2,744	75,295
Shin-Etsu Chemical Co., Ltd.	654	72,363
Sociedad Quimica y Minera de Chile SA SP ADR	1,260	34,499
Umicore SA, ADR	3,052	31,985
UPL Ltd.	85,217	616,244
		5,993,935

	Number of Shares	Value
Commercial Services — 4.3%
Adecco Group AG	374	$20,030
Adyen NV (a)*	561	493,760
Afya Ltd., Class A*	3,270	77,761
ALD SA (a)	43,354	575,284
Amadeus IT Holdings SA	9,710	688,351
Atlantia SpA	534	11,550
Brambles Ltd.	4,457	35,080
Experian PLC, SP ADR	2,262	75,754
Experian, PLC	2,543	84,641
IHS Markit, Ltd.	6,980	497,255
Info Edge India Ltd.	6,068	218,055
Intertek Group, PLC	25,390	1,732,885
New Oriental Education & Tech Group Inc., SP ADR*	2,307	295,042
Recruit Holdings Co., Ltd.	1,992	69,666
RELX, PLC	69,035	1,670,290
RELX, PLC, SP ADR	168	4,057
Secom Co., Ltd.	358	28,392
SGS SA	282	704,322
Shenzhen International Holdings Ltd.	42,000	81,224
StoneCo Ltd.*	4,681	186,725
TAL Education Group, ADR*	1,488	80,932
Transurban Group	6,366	62,076
WorleyParsons Ltd.	4,683	39,355
		7,732,487
Computers — 0.8%
Capgemini SE	604	66,933
CGI, Inc.*	1,074	75,620
Check Point Software Technologies Ltd.*	447	46,399
Computershare Ltd.	3,377	34,226
Fujitsu Ltd.	354	36,914
Globant S.A.*	1,819	205,565
Infosys Ltd., SP ADR	13,597	136,922
Nomura Research Institute Ltd.	36,000	790,358
		1,392,937
Cosmetics/Personal Care — 1.7%
Beiersdorf AG	356	37,593
Essity AB, Class B	1,117	33,675
Estee Lauder Cos Inc., (The), Class A	2,347	430,909
Kao Corp.	1,250	90,969
Kao Corp., ADR	2,590	37,244
Kose Corp.	200	23,829
L’Oreal SA	68	18,278
L’Oreal SA, ADR	3,400	181,322
Procter & Gamble Co/The	1,949	220,685
Shiseido Co., Ltd.	126	7,521
Unicharm Corp.	1,087	35,213

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Cosmetics/Personal Care — (Continued)
Unilever NV	3,451	$182,075
Unilever NV-CVA	34,088	1,799,750
		3,099,063
Distribution/Wholesale — 1.0%
Bunzl, PLC	60,975	1,464,142
ITOCHU Corp.	3,700	83,847
ITOCHU Corp., ADR	426	19,110
Jardine Cycle & Carriage Ltd.	974	19,137
Mitsubishi Corp.	81	2,017
Mitsui & Co., Ltd.	5,159	85,210
Mitsui & Co., Ltd., SP ADR	37	11,770
Sumitomo Corp.	15	215
Toyota Tsusho Corp.	1,400	42,070
		1,727,518
Diversified Financial Services — 2.6%
ASX, Ltd.	1,017	49,682
BOC Aviation Ltd. (a)	14,200	124,147
Capitec Bank Holdings Ltd.	2,241	189,689
China International Capital Corp. Ltd. (a)	89,589	169,126
CME Group, Inc.	1,558	309,762
Deutsche Boerse AG	7,981	1,255,838
Deutsche Boerse AG, ADR	3,350	52,427
Hong Kong Exchange & Clearing, Ltd.	1,780	59,552
Housing Development Finance Corp. Ltd.	6,768	205,357
Japan Exchange Group, Inc., ADR	55,800	933,036
Julius Baer Group Ltd.	858	36,094
Julius Baer Group Ltd., ADR	3,350	27,872
KB Financial Group, Inc., ADR	3,862	124,627
London Stock Exchange Group PLC, ADR	2,464	60,664
London Stock Exchange Group, PLC	791	77,695
Network International Holdings PLC (a)*	21,777	149,938
ORIX Corp.	53	859
ORIX Corp., SP ADR	1,073	85,711
Rathbone Brothers, PLC	18,943	408,362
Schroders PLC	2,836	105,503
XP, Inc.*	5,603	194,144
		4,620,085
Electric — 0.5%
AGL Energy, Ltd.	1,892	23,693
China Resources Power Holdings Co., Ltd.	26,000	31,241
CLP Holdings, Ltd.	7,947	83,972
Endesa SA	2,751	70,789

	Number of Shares	Value
Electric — (Continued)
Enel SpA	6,768	$56,805
Fortis, Inc.	2,870	116,120
Iberdrola SA	8,686	99,439
Iberdrola SA, SP ADR	1,618	73,991
Kansai Electric Power Co., Inc., (The)	2,500	26,945
Korea Electric Power Corp., SP ADR	2,719	23,900
Origin Energy Ltd.	6,647	30,737
Orsted A/S (a)	381	39,334
Power Assets Holdings, Ltd.	8,000	57,387
Red Electrica Corp. SA	2,456	46,942
RWE AG	1,019	35,368
Sembcorp Industries, Ltd.	307	409
SSE PLC, ADR	5,415	106,838
		923,910
Electrical Components & Equipment — 0.8%
Contemporary Amperex Technology Co., Ltd.	9,687	192,420
Legrand SA	12,128	930,845
Legrand SA, ADR*	1,125	17,134
Schneider Electric SE	698	70,916
Wuxi Lead Intelligent Equipment Co., Ltd.	24,700	202,794
		1,414,109
Electrical Equipment & Instruments — 0.0%
Schneider Electric SE, ADR	4,025	80,701
Electronics — 2.0%
ABB Ltd.	4,533	98,227
Assa Abloy AB, ADR	3,966	44,340
Assa Abloy AB, Class B	71,286	1,603,162
Halma, PLC	38,148	958,692
Hirose Electric Co., Ltd.	127	13,454
Hon Hai Precision	56,353	147,051
Hoya Corp.	670	59,408
Hoya Corp., SP ADR	487	42,666
Kyocera Corp.	900	56,301
Murata Manufacturing Co., Ltd.	1,119	58,621
Murata Manufacturing Co., Ltd., ADR	5,048	65,927
Nidec Corp.	339	39,925
Nidec Corp., SP ADR	2,188	63,977
Samsung Electronic-Mechanics Co., Ltd.	2,928	309,310
		3,561,061
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	229	22,094
Engineering & Construction — 0.4%
Bouygues SA	663	26,227

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Engineering & Construction — (Continued)
Grupo Aeroportuario del Pacifico SAB de CV, ADR	572	$61,993
Grupo Aeroportuario del Sureste SAB de CV, ADR	302	50,434
Kajima Corp.	921	9,871
Keppel Corp., Ltd.	9,000	41,536
LendLease Group	2,252	26,197
Shimizu Corp.	3,000	27,277
Singapore Technologies Engineering Ltd.	63,813	193,303
Sydney Airport	8,427	43,066
Taisei Corp.	1,000	33,906
Vinci SA	597	60,325
Vinci SA, ADR	2,316	58,317
		632,452
Entertainment — 0.1%
OPAP SA	12,003	130,918
Oriental Land Co., Ltd.	313	35,637
Sankyo Co., Ltd.	1,000	32,941
		199,496
Environmental Control — 0.1%
China Conch Venture Holdings, Ltd.	21,500	105,186
Food — 2.8%
Carrefour SA	79	1,364
China Mengniu Dairy Co., Ltd.*	10,703	39,116
Colruyt SA	628	29,129
Danone SA, SP ADR	4,155	58,253
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,331	62,158
Glanbia, PLC	60,629	706,125
J Sainsbury PLC	8,762	22,198
Jardine Strategic Holdings Ltd.	2,000	58,013
Kerry Group, PLC, Class A	4,987	633,120
Koninklijke Ahold Delhaize NV	696	16,260
Koninklijke Ahold Delhaize NV, SP ADR	4,031	94,366
Magnit PJSC	5,394	60,045
Marine Harvest	1,676	35,506
Meiji Holdings Co., Ltd.	400	23,675
Nestle India Ltd.	1,744	381,312
Nestle SA	9,414	968,755
Nestle SA, SP ADR	6,845	704,419
Orkla Asa	3,575	30,407
Seven & i Holdings Co., Ltd.	30,700	1,044,517
Tesco, PLC	12,787	38,099
Woolworths Group, Ltd.	2,137	54,662
Yakult Honsha Co., Ltd.	600	27,359
		5,088,858

	Number of Shares	Value
Food Service — 0.7%
Compass Group, PLC	54,392	$1,198,389
Compass Group, PLC, SP ADR	3,508	77,281
		1,275,670
Forest Products & Paper — 0.1%
Smurfit Kappa Group PLC, ADR	1,402	47,135
Suzano Papel e Celulose SA, SP ADR	4,165	35,319
UPM-Kymmene Corp.	1,590	48,928
		131,382
Gas — 0.3%
Beijing Enterprises Holdings, Ltd.	18,500	78,751
China Gas Holdings, Ltd.	2,999	11,144
China Resources Gas Group Ltd.	10,000	50,399
Enagas SA	1,404	36,430
ENN Energy Holdings, Ltd.	6,000	67,682
Hong Kong & China Gas Co., Ltd.	19,800	38,430
Indraprastha Gas Ltd.	12,571	77,418
National Grid PLC	2,867	36,141
National Grid, PLC, SP ADR	2,605	164,792
Snam SpA	9,397	46,594
		607,781
Hand/Machine Tools — 0.6%
Amada Co., Ltd.	67,200	626,563
Sandvik AB	3,286	54,776
Schindler Holding AG	216	46,596
Techtronic Industrials Co., Ltd.	46,493	385,732
Techtronic Industries Co., Ltd., SP ADR	706	28,925
		1,142,592
Healthcare-Products — 1.2%
Alcon, Inc.*	27,998	1,712,117
Alcon, Inc.*	515	31,569
Coloplast A/S, ADR	1,070	14,252
Coloplast A/S, Class B	327	43,898
Essilor International Cie Generale d’Opitque SA	384	52,639
EssilorLuxottica SA, ADR	1,096	74,660
Hengan International Group Co., Ltd.	6,010	45,301
Koninklijke Philips NV	2,544	109,138
Olympus Corp.	2,000	36,224
Sysmex Corp., ADR	450	14,076
Terumo Corp.	1,362	43,732
		2,177,606
Healthcare-Services — 0.7%
Fresenius Medical Care AG & Co., KGaA, ADR	1,104	42,327
Fresenius SE & Co., KGaA	707	33,529
Lonza Group AG	182	72,625

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Healthcare-Services — (Continued)
Lonza Group AG, ADR	370	$14,689
Notre Dame Intermedica Participacoes SA	11,135	153,159
Ping An Healthcare and Technology Co., Ltd. (a)*	33,109	330,875
Ramsay Health Care Ltd.	720	32,211
Sonic Healthcare Ltd.	2,543	48,272
Sonic Healthcare Ltd., SP ADR	1,113	20,390
Wuxi Biologics Cayman, Inc. (a)*	31,356	467,039
		1,215,116
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings, Ltd.	15,500	137,021
Jardine Matheson Holdings, Ltd.	293	16,031
KOC Holding AS, ADR	824	11,538
Swire Pacific, Ltd., Class A	443	4,039
		168,629
Home Builders — 0.6%
Daiwa House Industry Co., Ltd.	730	20,145
Daiwa House Industry Co., Ltd., ADR	1,099	30,003
Persimmon, PLC	3,617	133,727
Sekisui Chemical Co., Ltd.	57,800	864,510
WHA Corp. PCL, NVDR	643,407	56,744
		1,105,129
Home Furnishings — 0.2%
Electrolux AB, Class B	972	19,669
Hangzhou Robam Appliances Co., Ltd., Class A	34,293	154,652
Panasonic Corp.	3,400	32,249
Sharp Corp. (Japan)	3,000	34,763
Sony Corp., SP ADR	3,214	199,911
		441,244
Household Products/Wares — 0.2%
Henkel Ag & Co., KGaA	375	32,051
Henkel AG & Co., KGaA, SP ADR	1,004	21,124
Hindustan Unilever Ltd.	4,558	137,718
Reckitt Benckiser Group, SP ADR	9,130	136,494
		327,387
Insurance — 6.0%
AIA Group, Ltd.	121,900	1,221,736
AIA Group, Ltd., SP ADR	3,872	153,757
Allianz SE, SP ADR*	8,370	179,704
Aon, PLC	13,800	2,870,400
Assic Generali SpA	6,258	112,965
Aviva, PLC	17,849	81,758
AXA SA	709	16,480
Cathay Financials Holdings Co., Ltd.	38,000	49,790
China Life Insurance Co., Ltd., ADR	4,936	58,442

	Number of Shares	Value
Insurance — (Continued)
China Pacific Insurance Group Co., Ltd.	12,200	$40,927
Hannover Rueck SE	286	51,785
ICICI Lombard General Insurance Co., Ltd. (a)	13,433	230,186
IRB Brasil Resseguros S/A	16,759	123,372
Japan Post Holdings Co., Ltd.	7,408	64,378
Lancashire Holdings, Ltd.	175,134	1,626,851
M&G PLC*	5,704	14,895
Manulife Finanical Corp.	6,692	112,693
MS&AD Insurance Group Holdings, Inc.	1,600	51,575
Muenchener Rueckversicherungs-Gesellschaft AG	293	75,921
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, ADR	2,550	65,101
Ping An Insurance Group Co. of China, Ltd.	72,236	822,941
Prudential PLC, SP ADR	5,704	94,826
QBE Insurance Group Ltd., ADR	5,619	48,829
Sampo, Class A, PLC	27,268	1,114,222
SCOR SE	784	28,394
Sompo Holdings, Inc.	1,000	36,959
Sul America SA	13,264	158,092
Sun Life Financial, Inc.	2,970	128,423
Swiss Life Holding AG	277	127,176
Swiss Re AG	569	54,129
Swiss Re AG, SP ADR	1,000	23,600
Tokio Marine Holdings, Inc.	1,150	61,454
Tokio Marine Holdings, Inc., ADR	620	32,835
Topdanmark AS	17,182	750,489
Zurich Insurance Group AG	294	113,846
		10,798,931
Internet — 4.2%
51job, Inc., ADR*	611	45,684
Alibaba Group Holdings, Ltd., SP ADR*	12,161	2,529,488
Baidu, Inc., SP ADR*	1,335	160,173
iQIYI, Inc., ADR*	1,374	30,819
JD.com, Inc., ADR*	6,324	243,537
LINE Corp.*	99	4,922
LINE Corp., SP ADR*	1,409	69,295
Meituan Dianping, Class B*	12,817	165,365
Mercadolibre, Inc.*	538	331,424
Momo, Inc., SP ADR	749	21,062
Naspers, Ltd.	953	149,007
Naver Corp.	1,033	148,278
Prosus NV*	786	54,965

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Internet — (Continued)
Tencent Holdings, Ltd.	57,018	$2,891,081
Tencent Holdings, Ltd., ADR	11,394	565,712
Trip.com Group, Ltd., ADR	1,543	46,846
Vipshop Holdings, Ltd. ADR*	4,069	52,205
		7,509,863
Investment Companies — 2.8%
EXOR NV	863	61,634
Groupe Bruxelles Lambert SA	30,229	2,747,955
Kinnevik AB, Class B	849	17,291
Melrose Industries, PLC	746,590	2,064,785
Pargesa Holdings SA	983	72,463
		4,964,128
Iron/Steel — 0.2%
Fortescue Metals Group, Ltd.	5,658	37,792
JFE Holdings, Inc.	10,000	91,619
Posco, SP ADR	2,416	97,341
Vale SA, SP ADR*	8,426	82,743
		309,495
Leisure Time — 0.1%
Giant Manufacturing Co., Ltd.	27,800	148,968
Shimano, Inc.	236	32,787
TUI AG	2,749	21,946
		203,701
Lodging — 0.9%
City Developments Ltd.	2,005	14,331
Fosun International Ltd.	25,500	33,199
Galaxy Entertainment Group, Ltd.	51,966	353,694
Huazhu Group, Ltd., ADR	1,213	40,939
InterContinental Hotels Group PLC	21,206	1,174,975
Melco Resorts & Entertainment, Ltd. ADR	988	17,132
Sands China, Ltd.	8,636	41,396
Whitbread, PLC	139	7,010
		1,682,676
Machinery-Construction & Mining — 0.1%
Hitachi Ltd.	1,901	63,486
Hitachi Ltd., ADR	750	49,222
Mitsubishi Electical Corp.	3,000	37,717
Mitsubishi Electric Corp., ADR	1,350	33,561
Mitsubishi Heavy Industries, Ltd.	948	29,954
		213,940
Machinery-Diversified — 1.6%
Atlas Copco AB, Class A	1,701	60,649
Atlas Copco AB, Class A, SP ADR	1,656	58,689
Fanuc Corp., ADR	3,060	50,031
GEA Group AG	37,863	1,013,170
Keyence Corp.	963	307,491

	Number of Shares	Value
Machinery-Diversified — (Continued)
Kone Corp., Class B	8,849	$501,227
SMC Corp.	110	43,847
SMC Corp., ADR	2,280	44,460
Spirax-Sarco Engineering, PLC	7,726	846,488
		2,926,052
Media — 1.3%
Informa, PLC	5,071	44,881
Informa, PLC, SP ADR	616	10,903
Liberty Media Corp-Liberty Formula One, Class C*	7,012	273,889
MultiChoice Group, Ltd., ADR*	93	535
Shaw Communications, Inc., Class B	6,416	111,318
Thomson Reuters Corp.	1,419	105,687
Vivendi SA	1,715	43,817
Vivendi SA, ADR	1,092	27,911
Wolters Kluwer	23,217	1,699,805
Wolters Kluwer NV, SP ADR	667	48,671
		2,367,417
Mining — 0.8%
Anglo American, PLC	767	18,046
Barrick Gold Corp.	13,660	260,086
BHP Billiton Ltd., SP ADR	2,130	92,250
Cameco Corp.	3,460	30,033
Franco-Nevada Corp.	1,038	111,585
Glencore, PLC	13,736	34,672
Mitsubishi Materials Corp.	2,000	45,372
Newcrest Mining Ltd.	1,769	29,019
Rio Tinto, PLC, SP ADR	2,259	106,015
Southern Copper Corp.	7,105	239,083
Vedanta, Ltd., ADR	12,442	81,744
Wheaton Precious Metals Corp.	10,337	294,604
		1,342,509
Miscellaneous Manufacturing — 1.1%
Airtac International Group	7,894	122,547
Largan Precision Co., Ltd.	2,010	284,316
Siemens AG	1,633	167,988
Smiths Group, PLC	57,366	1,143,138
Smiths Group, PLC, SP ADR	1,646	32,624
Sunny Optical Technology Group Co., Ltd.	3,869	62,861
Toshiba Corp.	1,047	28,338
Zhuzhou CRRC Times Electric Co., Ltd.	13,900	49,368
		1,891,180
Oil & Gas — 3.3%
BP, PLC, SP ADR	10,954	342,751
Caltex Australia Ltd.	4,324	92,990
Canadian Natural Resources, Ltd.	3,712	95,770
Cenovus Energy, Inc.	4,155	30,622

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Oil & Gas — (Continued)
CNOOC, Ltd., SP ADR	167	$23,101
DCC, PLC	36,387	2,606,148
Ecopetrol SA, SP ADR	3,252	57,398
Eni SpA	38,063	474,231
Equinor ASA	5,593	86,145
Equinor ASA, SP ADR	3,364	52,310
Galp Energia SGPS SA	7,590	104,698
Idemitsu Kosan Co., Ltd.	1,500	37,537
Imperial Oil, Ltd.	3,811	83,575
Inpex Corp.	3,152	27,742
JXTG Holdings, Inc.	8,800	35,650
Lukoil , PJSC, SP ADR	6,156	531,509
Neste Oyj	756	30,214
Novatek PJSC, GDR	1,113	159,795
OMV AG	2,078	87,031
Petroleo Brasileiro, SP ADR	10,297	124,594
Reliance Industries Ltd.	17,627	327,313
Suncor Energy, Inc.	5,850	161,460
Tatneft PJSC, SP ADR	3,368	199,723
Ultrapar Participacoes SA, SP ADR	22,428	93,076
Woodside Petroleum, Ltd.	4,466	83,151
		5,948,534
Oil & Gas Services — 0.2%
Dialog Group Bhd	246,145	197,385
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	23,676	119,304
		316,689
Pharmaceuticals — 7.5%
Alfresa Holdings Corp.	110,800	1,932,039
Aspen Pharmacare Holdings, Ltd., ADR	6,986	43,663
Astellas Pharma, Inc.	3,700	57,991
Astellas Pharma, Inc., ADR	1,987	30,719
AstraZeneca, PLC, SP ADR	5,764	252,463
Bayer AG	1,297	94,326
Bayer AG, SP ADR	3,620	65,232
Celltrion, Inc.*	119	16,927
Chugai Pharmaceutical Co., Ltd.	700	75,299
CSPC Pharmaceutical Group, Ltd.	12,000	27,973
Daiichi Sankyo Co., Ltd.	916	55,762
Daiichi Sankyo Co., Ltd., ADR	292	17,310
Dr. Reddy’s Laboratories, Ltd., ADR	3,953	158,752
Eisai Co., Ltd.	92	6,756
Glaxosmithkline, PLC	70,438	1,421,395
Glaxosmithkline, PLC, SP ADR	6,006	243,423
Jiangsu Hengrui Medicine Co., Ltd.	23,602	287,682

	Number of Shares	Value
Pharmaceuticals — (Continued)
Kobayashi Pharmaceutical Co., Ltd.	471	$34,148
Merck KGaA	587	71,429
Novartis AG	21,294	1,791,320
Novartis AG, SP ADR	16,731	1,404,735
Novo-Nordisk AS, SP ADR	4,286	249,145
Orion Corporation, Class B	672	26,820
Recordati SpA	26,322	1,125,726
Roche Holdings AG	4,590	1,475,840
Roche Holdings AG, SP ADR	12,016	479,318
Sanofi	16,899	1,576,096
Sanofi, ADR	4,424	204,610
Shionogi & Co., Ltd.	227	12,219
SINOPHARM GROUP Co.	11,600	36,442
Suzuken Co., Ltd.	1,000	33,012
Takeda Pharmaceutical Co., Ltd., SP ADR	6,442	111,447
UCB SA	21	1,944
		13,421,963
Pipelines — 0.1%
Enbridge, Inc.	4,650	174,049
TC Energy Corp.	1,622	84,912
		258,961
Private Equity — 0.2%
3i Group, PLC	3,463	45,584
Eurazeo SA	691	46,450
Macquarie Korea Infrastructure Fund	23,324	213,171
Partners Group Holding AG	66	57,277
		362,482
Real Estate — 1.0%
CapitaLand, Ltd.	5,654	14,485
China Evergrande Group	111	254
China Overseas Land & Investment, Ltd.	1,605	5,497
China Resources Land Ltd.	13,714	65,120
CK Asset Holdings, Ltd.	1,638	10,455
Country Garden Holdings Co., Ltd.	31,000	42,115
Country Garden Services Holdings Co., Ltd.	64,310	256,640
Deutsche Wohnen SE	1,095	44,701
Great Eagle Holdings, Ltd.	222,662	662,951
Hongkong Land Holdings, Ltd.	9,025	44,754
Longfor Group Holdings, Ltd. (a)	6,500	30,743
Mitsubishi Estate Co., Ltd.	2,000	34,133
Mitsubishi Estate Co., Ltd., ADR	717	12,038
Mitsui Fudosan Co., Ltd.	2,000	45,901
REA Group, Ltd.	633	41,091

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Real Estate — (Continued)
Shanghai Industrial Urban Development Group, Ltd.	20,000	$2,266
Sumitomo Realty & Development Co., Ltd.	1,000	31,163
Sun Hung Kai Properties Ltd.	7,472	107,996
Sunac China Holdings Ltd.	31,694	177,535
UOL Group, Ltd.	8,000	42,902
Vonovia SE	1,036	56,056
Wheelock & Co., Ltd.	14,000	107,571
		1,836,367
REITS — 1.2%
Dexus	2,676	21,318
Fibra Uno Administracion SA de CV	102,161	154,723
Fonciere Des Regions	362	38,527
Goodman Group	6,677	65,556
GPT Group, (The)	15,252	57,645
Japan Prime Realty Investment Corp.	15	66,150
Land Securities Group PLC	7,569	81,580
Link	7,903	73,774
Merlin Properties Socimi SA	108,042	1,394,404
Nippon Building Fund Inc.	10	74,763
Scentre Group	21,110	47,831
Segro, PLC	5,434	57,609
Unibail-Rodamco-Westfield	705	84,833
		2,218,713
Retail — 2.8%
Aeon Co., Ltd.	676	12,636
ANTA Sports Products Ltd.	5,561	45,382
Bidvest Group, Ltd., (The)	8,402	97,938
Cie Financiere Richemont SA	1,404	96,246
Clicks Group, Ltd.	12,870	194,614
CP ALL PCL, NVDR	132,790	279,849
Fast Retailing Co., Ltd.	47	23,184
Hennes & Mauritz AB, Class B	1,600	29,037
Industria de Diseno Textil SA	1,252	39,061
Industria de Diseno Textil SA, ADR	3,078	47,986
Lawson, Inc.	1,000	53,414
Lojas Renner SA	23,257	271,788
Mr. Price Group, Ltd.	4,257	41,811
Nitori Holdings Co., Ltd.	3	417
Pan Pacific International Holdings Corp.	2,000	33,065
President Chain Store Corp.	25,695	250,831
Raia Drogasil SA	11,202	296,038
Sundrug Co., Ltd.	1,100	34,298
Swatch Group AG, (The)	5,110	1,189,744
Tsuruha Holdings	12,400	1,439,739
USS Co., Ltd.	2,140	33,910

	Number of Shares	Value
Retail — (Continued)
Wal-Mart de Mexico SAB de CV	84,458	$237,759
Wal-Mart de Mexico SAB de CV, SP ADR	2,313	65,088
Wesfarmers, Ltd.	3,607	96,541
Yum China Holdings, Inc.	1,728	75,669
		4,986,045
Semiconductors — 4.1%
ASE Technology Holding Co., Ltd. ADR	6,033	27,752
ASM Pacific Technology, Ltd.	9	109
ASML Holding NV	824	228,489
ASML Holding NV, ADR	775	214,450
Mediatek, Inc.	10,000	116,253
NVIDIA Corp.	1,492	402,945
NXP Semiconductors NV	847	96,295
Parade Technologies Ltd.	6,409	138,142
Rohm Co., Ltd.	40	2,614
Samsung Electronic Co., Ltd.	35,227	1,585,616
Samsung Electronic Co., Ltd., GDR	1,149	1,295,754
SK Hynix, Inc.	1,267	93,620
SUMCO Corp.	34	515
Taiwan Semiconductor Manufacturing Co., Ltd.	114,000	1,175,317
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	34,236	1,843,266
Tokyo Electron, Ltd.	400	83,565
Tokyo Electron, Ltd., ADR	1,048	54,779
United Microelectronics Corp., SP ADR	16,362	40,578
		7,400,059
Software — 2.1%
CD Projekt SA	3,801	272,725
Dassault Systemes SE	475	75,365
Konami Holdings Corp.	800	28,819
NetEase, Inc., ADR	2,345	747,375
Nexon Co., Ltd.	2,300	36,372
Open Text Corp.	2,489	104,339
Playtech, PLC	220,825	707,827
SAP SE	8,665	1,081,758
SAP SE, SP ADR	2,021	249,735
Sea, Ltd., ADR*	4,136	186,368
Tech Mahindra, Ltd.	18,043	186,655
		3,677,338
Telecommunications — 4.1%
Accton Technology Corp.	29,764	157,023
America Movil SAB de CV, Class L, SP ADR	13,685	217,318
Belgacom SA	27,215	675,882

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Telecommunications — (Continued)
China Mobile, Ltd.	49,500	$393,951
Chunghwa Telecom Co., Ltd., SP ADR	10,212	359,054
Deutsche Telekom AG	5,699	93,358
Deutsche Telekom AG, SP ADR	2,079	33,846
Elisa OYJ	619	35,655
Hellenic Telecommunications Organization SA	22,229	316,264
KDDI Corp.	74,764	2,112,349
Millicom International Cellular SA, SDR	116	5,358
NICE Ltd., SP ADR	288	47,183
Nippon Telegraph & Telephone Corp. ADR	4,220	98,242
Nokia OYJ, SP ADR	17,424	67,431
NTT DOCOMO, Inc.	703	19,029
NTT DOCOMO, Inc., SP ADR	2,092	56,170
PLDT, Inc., SP ADR	2,630	49,970
Rogers Communications, Inc., Class B	894	41,026
Singapore Telecommunications Ltd.	16,000	34,671
SK Telecom Ltd., SP ADR	3	58
SoftBank Group Corp.	2,500	116,146
Softbank Group Corp., ADR	532	12,236
Swisscom AG	80	42,702
Tele2 AB, Class B	1,551	22,580
Telefonaktiebolaget LM Ericsson, Class B	182,344	1,462,533
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	20,060
Telefonica SA	10,889	64,802
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	663	16,078
Telenor ASA	2,925	47,389
Tim Participacoes SA, ADR	2,409	43,434
Turkcell Iletisim Hizmetleri AS, ADR	11,016	60,147
Vodafone Group, PLC	342,186	598,055
Vodafone Group, PLC, SP ADR	4,018	70,315
		7,390,315
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	500	25,040
Nintendo, Ltd., ADR	1,152	48,361
		73,401
Transportation — 0.5%
Canadian National Railway Co.	910	77,268
Canadian Pacific Railway, Ltd.	211	52,491
Central Japan Railway Co.	391	64,276
Deutsche Post AG	1,395	41,987
Deutsche Post AG, SP ADR	2,117	63,383

	Number of Shares	Value
Transportation — (Continued)
DSV AS	413	$41,597
DSV PANALPINA A S, ADR	928	46,855
East Japan Railway Co.	91	6,951
Hankyu Hanshin Holdings, Inc.	1,000	32,876
Keio Corp.	1,000	47,953
MTR Corp., Ltd.	42,867	244,913
West Japan Railway Co.	760	53,685
Yamato Holdings Co., Ltd.	2,000	31,574
ZTO Express Cayman, Inc., ADR	7,456	174,918
		980,727
Water — 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,928	38,152
Guangdong Investment Ltd.	10,000	18,991
United Utilities Group, PLC	106,496	1,289,247
		1,346,390
TOTAL COMMON STOCKS
(Cost $163,239,926)		161,177,472

EXCHANGE TRADED FUNDS — 0.2%

Diversified Financial Services — 0.1%
Ishares MSCI India ETF	7,135	229,675
Other Investment Pools and Funds — 0.1%
Invesco India Exchange-Traded Fund Trust	7,309	133,901
TOTAL EXCHANGE TRADED FUNDS
(Cost $428,778)		363,576

PREFERRED STOCKS — 1.6%

Airlines — 0.1%
Azul SA, ADR*	5,838	172,221
Banks — 0.3%
Banco Bradesco SA, ADR, 7.635%	18,265	123,837
Bancolombia SA, SP ADR, 2.526%	5,540	263,039
Itau Unibanco Holdings, SP ADR, 6.829%	24,533	173,448
		560,324
Chemicals — 0.3%
Fuchs Petrolub SE, 2.793%	13,654	522,679
Cosmetics/Personal Care — 0.4%
LG Household & Health Care, Ltd., 1.508%	1,220	740,780
Food — 0.1%
Cia Brasileira de Distribuicao, ADR, 1.367%	3,074	49,953

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

Portfolio of Investments (Concluded)

FEBRUARY 29, 2020 (UNAUDITED)

	Number of Shares	Value
Iron/Steel — 0.0%
Gerdau SA, SP ADR, 1.865%	10,564	$39,509
Semiconductors — 0.4%
Samsung Electronic Co., Ltd., 3.111%	19,373	739,591
Telecommunications — 0.0%
Telefonica Brasil SA, ADR, 7.788%	2,870	34,239
TOTAL PREFERRED STOCKS
(Cost $3,233,611)		2,859,296

SHORT-TERM INVESTMENTS - 8.6%
First American Government Obligations Fund, Class X, 1.49% (b)	15,414,888	15,414,888
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,414,888)		15,414,888
TOTAL INVESTMENTS — 100.0%
(Cost $182,317,203)		179,815,232
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%)		(77,712)
NET ASSETS — 100.0%		$179,737,520

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of February 29, 2020, total market value of Rule 144A securities is $2,946,613 and represents 1.60% of net assets.

(b)	Seven-day yield as of February 29, 2020.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SDR	Special Drawing Right

SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)

ASSETS
Investments, at value (cost $166,902,315)	$164,400,344
Short-term investments, at value (cost $15,414,888)	15,414,888
Foreign currency at value (cost $35,452)	30,328
Receivables for:
Dividends	491,092
Investments sold	313,213
Capital shares sold	188,937
Prepaid expenses and other assets	34,159
Total assets	180,872,961

LIABILITIES
Payables for:
Investments purchased	936,769
Sub-advisory fees	71,414
Other accrued expenses and liabilities	127,258
Total liabilities	1,135,441
Net assets	$179,737,520

NET ASSETS CONSIST OF:
Par value	$19,559
Paid-in capital	197,013,443
Total distributable earnings/(loss)	(17,295,482)
Net assets	$179,737,520

CAPITAL SHARES:
Net Assets	$179,737,520
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	19,558,659
Net asset value, offering and redemption price per share	$9.19

The accompanying notes are an integral part of the financial statements.

16

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $105,247)	$1,395,738
Total investment income	1,395,738

EXPENSES
Sub-advisory fees (Note 2)	405,089
Custodian fees (Note 2)	87,672
Administration and accounting services fees (Note 2)	87,290
Transfer agent fees (Note 2)	25,527
Audit and tax service fees	15,767
Registration and filing fees	15,522
Legal fees	10,843
Director fees	9,291
Officer fees	8,895
Printing and shareholder reporting fees	5,352
Other expenses	23,647
Total expenses	694,895
Net investment income/(loss)	700,843

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions	(1,849,672)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	1,203,353
Net realized and unrealized gain/(loss) on investments	(646,319)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,524

The accompanying notes are an integral part of the financial statements.

17

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FORM OPERATIONS
Net investment income/(loss)	$700,843	$2,469,734
Net realized gain/(loss) from investments and foreign currency transactions	(1,849,672)	(8,506,256)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	1,203,353	(2,529,903)
Net increase/(decrease) in net assets resulting from operations	54,524	(8,566,425)

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,498,204)	(1,307,749)
Net decrease in net assets from dividends and distributions to shareholders	(2,498,204)	(1,307,749)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,743,897	153,773,759
Reinvestment of distributions	1,933,346	1,153,300
Shares redeemed	(6,870,621)	(158,646,047)
Net increase/(decrease) in net assets resulting from capital share transactions	18,806,622	(3,718,988)
Total increase/(decrease) in net assets	16,362,942	(13,593,162)

NET ASSETS:
Beginning of period	163,374,578	176,967,740
End of period	$179,737,520	$163,374,578

SHARE TRANSACTIONS:
Shares sold	2,428,676	17,019,112
Shares reinvested	199,314	133,638
Shares redeemed	(702,596)	(17,930,022)
Net increase/(decrease) in shares	1,925,394	(777,272)

The accompanying notes are an integral part of the financial statements.

18

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Period April 17, 2018(1) to August 31, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.27		$9.61	$10.00
Net investment income/(loss)(2)	0.04		0.14	0.08
Net realized and unrealized gain/(loss) from investments	0.01		(0.35)	(0.47)
Net increase/(decrease) in net assets resulting from operations	0.05		(0.21)	(0.39)
Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.13)	—
Total dividends and distributions to shareholders	(0.13)		(0.13)	—
Net asset value, end of period	$9.19		$9.27	$9.61
Total investment return/(loss)(3)	0.51	%(4)	(2.12)%	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$179,738		$163,375	$176,968
Ratio of expenses to average net assets	0.77	%(5)	0.94%	0.80	%(5)
Ratio of net investment income/(loss) to average net assets	0.77	%(5)	1.56%	2.21	%(5)
Portfolio turnover rate	26	%(4)	81%	36	%(4)

(1)	Commencement of operations.

(2)	Calculated based on average shares outstanding for the period.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— Prices are determined using quoted prices in active markets for identical securities.

● Level 2	— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$161,177,472	$46,651,406	$114,526,066	$—
Exchange Traded Funds	363,576	363,576	—	—
Preferred Stocks	2,859,296	856,246	2,003,050	—
Short-Term Investments	15,414,888	15,414,888	—	—
Total Investments*	$179,815,232	$63,286,116	$116,529,116	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

22

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

MARKET RISK — Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Mawer Investment Management, Ltd. and Setanta Asset Management Limited each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s average daily net assets, (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $405,089, or the rate of 0.45%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

23

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$58,083,451	$41,087,327

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$167,824,584	$9,349,578	$(14,267,196)	$(4,917,618)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019, primarily attributable to foreign currency and an adjustment for sale of a Passive Foreign Investment Company (PFIC), were reclassified among the following accounts:

Distributable Earnings/(loss)	PAID-IN CAPITAL
$(54)	$54

24

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$1,898,859	$—	$(11,833,043)	$(4,917,618)	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal period ended August 31, 2019, were as follows:

	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
2019	$1,307,749	$—	$1,307,749

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2019, the Fund had capital loss carryforwards of $11,833,043.

6. NEW ACCOUNTING PRONOUNCEMENTS and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7. SUBSEQUENT EVENTS

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

25

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 29, 2020 (UNAUDITED)

Covid-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

26

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQU-SAR20

Bogle Investment Management

Small Cap
Growth Fund

of THE RBB FUND, INC.

Semi-Annual Report
February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-877-264-5346.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-877-264-5346 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Bogle Investment Management
Small Cap Growth Fund

Performance Data

February 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2020
	Six Months(1)	One Year	Five Year	Ten Year	Since Inception(2)
Bogle Investment Management Small Cap Growth Fund	-1.10%	-5.16%	2.90%	10.85%	9.91%
Russell 2000® Index	-0.52%	-4.92%	5.12%	10.41%	7.74%

(1)	Not annualized.

(2)	For the period October 1, 1999 (commencement of operations) through February 29, 2020.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence. The total annual Fund operating expense ratio, as stated in the current prospectus dated December 31, 2019, is 1.38% for the Fund prior to fee waivers.

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) waived a portion of its advisory fee and agreed to reimburse a portion of the Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions.

1

Bogle Investment Management
Small Cap Growth Fund

Fund Expense Example

February 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$1,000.00	$ 989.00	$6.18	1.25%	-1.10%
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.27	1.25%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half-year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

Bogle Investment Management
Small Cap Growth Fund

Portfolio Holdings Summary Table

February 29, 2020 (Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Finance	23.1%	$13,447,449
Health Technology	16.0	9,279,500
Technology Services	9.3	5,381,115
Producer Manufacturing	8.7	5,052,943
Electronic Technology	6.8	3,967,153
Commercial Services	5.8	3,382,310
Consumer Services	5.6	3,280,600
Consumer Non-Durables	3.6	2,063,652
Consumer Durables	3.4	1,953,067
Industrial Services	3.1	1,784,108
Distribution Services	2.7	1,583,957
Process Industries	2.5	1,428,427
Non-Energy Minerals	2.2	1,283,580
Retail Trade	2.1	1,224,060
Health Services	1.5	860,307
Energy Minerals	0.9	529,716
Communications	0.4	259,567
Utilities	0.0	9,847
SHORT-TERM INVESTMENTS	2.4	1,382,565
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(49,015)
NET ASSETS	100.0%	$58,104,908

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments

February 29, 2020 (Unaudited)

	Number of Shares	Value
Common Stocks—97.7%
Commercial Services—5.8%
Conduent, Inc.*	90,900	$297,243
Huron Consulting Group, Inc.*	8,300	492,522
Ritchie Bros Auctioneers, Inc.	13,149	522,015
Rubicon Project, Inc., (The)*	73,197	830,786
Vectrus, Inc.*	12,212	636,123
WNS Holdings Ltd., ADR*	9,168	603,621
		3,382,310
Communications—0.4%
ORBCOMM, Inc.*	78,419	259,567

Consumer Durables—3.4%
M/I Homes, Inc.*	17,943	668,018
Taylor Morrison Home Corp.*	26,938	606,644
Vista Outdoor, Inc.*	92,300	678,405
		1,953,067
Consumer Non-Durables—3.6%
BRF SA, ADR*	78,886	474,894
Central Garden & Pet Co., Class A*	20,432	517,134
Coca-Cola Consolidated, Inc.	2,568	504,304
National Beverage Corp.*	13,415	567,320
		2,063,652
Consumer Services—5.6%
Everi Holdings, Inc.*	71,715	745,836
International Game Technology PLC	44,307	471,427
K12, Inc.*	38,323	761,861
Perdoceo Education Corp.*	37,216	555,635
Unifirst Corp.	4,014	745,841
		3,280,600
Distribution Services—2.7%
Foundation Building Materials, Inc.*	40,209	627,260
HD Supply Holdings, Inc.*	12,290	467,266
Installed Building Products, Inc.*	7,410	489,431
		1,583,957
Electronic Technology—6.8%
Amkor Technology, Inc.*	49,900	520,707
Comtech Telecommunications Corp.	29,620	829,952
Enphase Energy, Inc.*	6,700	328,099
Huntington Ingalls Industries, Inc.	1,369	281,371
Itron, Inc.*	6,643	503,805

	Number of Shares	Value
Electronic Technology—(continued)
MagnaChip Semiconductor Corp.*	45,584	$521,025
NeoPhotonics Corp.*	90,963	601,266
Super Micro Computer, Inc.*	15,009	380,928
		3,967,153
Energy Minerals—0.9%
Cabot Oil & Gas Corp.	37,500	522,375
Cosan Ltd., Class A	402	7,341
		529,716
Finance—23.1%
Argo Group International Holdings Ltd.	8,500	478,210
Assured Guaranty Ltd.	6,100	248,941
Brightsphere Investment Group, Inc.	12,112	113,247
BRP Group, Inc., Class A*	33,900	523,416
CorVel Corp.*	7,000	482,580
Cowen, Inc., Class A*	36,400	544,908
Essent Group Ltd.	12,467	544,060
First American Financial Corp.	9,246	527,947
Fly Leasing Ltd., ADR*	33,627	575,022
Green Dot Corp., Class A*	26,623	909,442
H&E Equipment Services, Inc.	8,487	201,651
Hamilton Lane, Inc., Class A	8,370	520,112
Hanover Insurance Group, Inc., (The)	4,767	565,080
Herc Holdings, Inc.*	13,941	511,356
INTL FCStone, Inc.*	17,556	799,676
James River Group Holdings Ltd.	18,141	733,078
McGrath RentCorp	8,030	557,683
Mercury General Corp.	11,468	496,679
Moelis & Co., Class A	18,550	592,858
On Deck Capital, Inc.*	124,367	434,041
PJT Partners, Inc., Class A	11,429	513,733
ProAssurance Corp.	18,900	513,135
SEI Investments Co.	6,900	377,499
SLM Corp.	49,201	510,214
Stewart Information Services Corp.	19,801	716,400
Third Point Reinsurance Ltd.*	51,175	456,481
		13,447,449
Health Services—1.5%
Castle Biosciences, Inc.*	10,846	324,729
DaVita, Inc.*	6,900	535,578
		860,307
Health Technology—16.0%
AnaptysBio, Inc.*	31,500	470,925
Anika Therapeutics, Inc.*	14,300	597,168

The accompanying notes are an integral part of the financial statements.

4

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments (Concluded)

February 29, 2020 (Unaudited)

	Number of Shares	Value
Health Technology—(continued)
Assertio Therapeutics, Inc.*	65,375	$70,605
China Biologic Products Holdings, Inc.*	5,052	582,849
Collegium Pharmaceutical, Inc.*	36,213	860,059
Cutera, Inc.*	30,095	745,754
Dr Reddy’s Laboratories Ltd., ADR	10,899	437,704
Fluidigm Corp.*	79,920	265,334
Genmab A/S, SP ADR*	28,464	648,410
Horizon Therapeutics PLC*	13,789	471,860
ICON PLC*	3,211	501,109
Iveric Bio, Inc.*	44,953	244,320
Lantheus Holdings, Inc.*	12,851	199,833
MacroGenics, Inc.*	58,617	514,071
Novocure Ltd.*	5,500	400,125
Orthofix Medical, Inc.*	3,700	130,758
Pfenex, Inc.*	10,307	119,561
Retrophin, Inc.*	36,699	568,651
Surmodics, Inc.*	15,984	558,001
Vanda Pharmaceuticals, Inc.*	50,215	553,871
Zymeworks, Inc.*	8,271	338,532
		9,279,500
Industrial Services—3.1%
EMCOR Group, Inc.	3,100	238,452
Great Lakes Dredge & Dock Corp.*	72,421	702,484
Tetra Tech, Inc.	6,413	518,619
Tutor Perini Corp.*	22,383	324,553
		1,784,108
Non-Energy Minerals—2.2%
Boise Cascade Co.	15,780	559,874
Universal Forest Products, Inc.	15,444	723,706
		1,283,580
Process Industries—2.5%
Darling Ingredients, Inc.*	19,500	501,150
Scotts Miracle-Gro Co., (The)	4,400	466,356
Verso Corp., Class A*	28,260	460,921
		1,428,427
Producer Manufacturing—8.7%
Armstrong World Industries, Inc.	3,680	368,552
Bloom Energy Corp.*	27,900	253,053
BMC Stock Holdings, Inc.*	21,100	517,583
Builders FirstSource, Inc.*	41,488	942,192
Canadian Solar, Inc.*	27,611	563,264
PlayAGS, Inc.*	51,733	501,293
Simpson Manufacturing Co., Inc.	7,609	604,383

	Number of Shares	Value
Producer Manufacturing—(continued)
SolarEdge Technologies, Inc.*	5,000	$623,600
TopBuild Corp.*	6,723	679,023
		5,052,943
Retail Trade—2.1%
Murphy USA, Inc.*	4,630	451,425
Vipshop Holdings Ltd., ADR*	60,221	772,635
		1,224,060
Technology Services—9.3%
Blucora, Inc.*	30,397	528,908
Covetrus, Inc.*	40,954	454,999
CSG Systems International, Inc.	6,445	285,191
Digital Turbine, Inc.*	69,976	428,953
Endava PLC, SP ADR*	11,361	602,701
EverQuote, Inc., Class A*	11,786	478,747
QIWI PLC, SP ADR	23,449	408,951
Sohu.com Ltd., ADR*	49,570	472,402
Sprout Social, Inc., Class A*	2,629	51,660
Synaptics, Inc.*	7,894	521,399
Upwork, Inc.*	72,092	624,677
Virtusa Corp.*	11,846	522,527
		5,381,115
Utilities—0.0%
Pampa Energia SA, SP ADR	831	9,847
TOTAL COMMON STOCKS (Cost $59,098,973)		56,771,358

SHORT-TERM INVESTMENTS—2.4%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.46% (a)		1,382,565
TOTAL SHORT-TERM INVESTMENTS (Cost $1,382,565)		1,382,565
TOTAL INVESTMENTS—100.1% (Cost $60,481,538)		58,153,923
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(49,015)
NET ASSETS—100.0%		$58,104,908

*	Non-income producing security.

(a)	Seven-day yield as of February 29, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

SP ADR — Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

5

Bogle Investment Management
Small Cap Growth Fund

Statement Of Assets And Liabilities

February 29, 2020 (Unaudited)

Assets
Investments, at value (cost $59,098,973)	$56,771,358
Short-term investments, at value (cost $1,382,565)	1,382,565
Receivables for:
Investments sold	3,621,431
Dividends	46,177
Prepaid expenses and other assets	22,707
Total assets	61,844,238

Liabilities
Payables for:
Investments purchased	3,604,798
Advisory fees	47,093
Capital shares redeemed	34,363
Other accrued expenses and liabilities	53,076
Total liabilities	3,739,330
Net assets	$58,104,908

Net Assets Consist of:
Par value	$2,297
Paid-in capital	58,304,047
Total distributable earnings/(loss)	(201,436)
Net assets	$58,104,908

CAPITAL SHARES:
Net assets	$58,104,908
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,296,708
Net asset value, offering and redemption price per share	$25.30

The accompanying notes are an integral part of the financial statements.

6

Bogle Investment Management
Small Cap Growth Fund

Statement Of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $789)	$273,750
Total investment income	273,750

Expenses
Advisory fees (Note 2)	337,573
Administration and accounting fees (Note 2)	23,713
Audit and tax service fees	16,265
Legal fees	13,761
Transfer agent fees (Note 2)	13,629
Registration and filing fees	10,697
Officer fees	8,806
Printing and shareholder reporting fees	8,489
Director fees	5,723
Custodian fees (Note 2)	5,621
Other expenses	6,925
Total expenses before waivers	451,202
Less: waivers (Note 2)	(29,236)
Net expenses after waivers	421,966
Net investment income/(loss)	(148,216)

Net Realized and Unrealized Gain/(Loss) from Investments
Net realized gain/(loss) from investments	2,860,119
Net change in unrealized appreciation/(depreciation) on investments	(2,759,482)
Net realized and unrealized gain/(loss) on investments	100,637
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(47,579)

The accompanying notes are an integral part of the financial statements.

7

Bogle Investment Management
Small Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(148,216)	$(409,303)
Net realized gain/(loss) from investments	2,860,119	292,411
Net change in unrealized appreciation/(depreciation) on investments	(2,759,482)	(15,076,628)
Net increase/(decrease) in net assets resulting from operations	(47,579)	(15,193,520)

Dividends and Distributions to Shareholders:
Total distributable earnings	(208,711)	(9,977,095)
Net decrease in net assets from dividends and distributions to shareholders	(208,711)	(9,977,095)

Increase/(Decrease) in Net Assets Derived From Capital Share Transactions:
Proceeds from shares sold	193,759	1,103,223
Reinvestment of distributions	199,405	9,551,887
Distributions for shares redeemed	(11,333,673)	(12,761,667)
Net increase/(decrease) in net assets from capital share transactions	(10,940,509)	(2,106,557)
Total increase/(decrease) in net assets	(11,196,799)	(27,277,172)

Net Assets:
Beginning of period	69,301,707	96,578,879
End of period	$58,104,908	$69,301,707

Shares Transactions:
Shares sold	7,050	42,495
Shares reinvested	7,251	379,043
Shares redeemed	(417,536)	(469,806)
Net increase/(decrease) in shares outstanding	(403,235)	(48,268)

The accompanying notes are an integral part of the financial statements.

8

Bogle Investment Management
Small Cap Growth Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$25.67		$35.14	$32.04	$27.00	$30.00	$38.07
Net investment income/(loss)(1)	(0.06)		(0.15)	(0.19)	(0.18)	(0.13)	(0.18)
Net realized and unrealized gain/(loss) from investments	(0.22)		(5.55)	6.63	5.22	1.21	(3.09)
Net increase/(decrease) in net assets resulting from operations	(0.28)		(5.70)	6.44	5.04	1.08	(3.27)
Dividends and distributions to shareholders from:
Net realized capital gains	(0.09)		(3.77)	(3.34)	—	(4.08)	(4.80)
Total dividends and distributions to shareholders	(0.09)		(3.77)	(3.34)	—	(4.08)	(4.80)
Net asset value, end of period	$25.30		$25.67	$35.14	$32.04	$27.00	$30.00
Total investment return(2)	(1.10	)%(4)	(16.02)%	21.77%	18.69%	4.37%	(8.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,105		$69,302	$96,579	$ 106,278	$57,180	$88,086
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(5)	1.25%	1.25%	1.27%	1.25%	1.25%
Ratio of expenses to average net assets without waiver and reimbursements(3)	1.34	%(5)	1.37%	1.29%	1.37%	1.42%	1.35%
Ratio of net investment income/(loss) to average net assets	(0.44	)%(5)	(0.53)%	(0.57)%	(0.61)%	(0.50)%	(0.53)%
Portfolio turnover rate	127	%(4)	344%	349%	366%	380%	196%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements

February 29, 2020 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to provide long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$56,771,358	$56,771,358	$—	$—
Short-Term Investments	1,382,565	1,382,565	—	—
Total Investments*	$58,153,923	$58,153,923	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

11

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 29, 2020 (Unaudited)

Dividends And Distributions To Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Bogle Investment Management, L.P. (“Bogle” or the “Adviser”) serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the accompanying table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the accompanying table. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net total annual Fund operating expenses to exceed the Expense Cap: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2020 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2020. The Fund will not pay the Adviser at a later time for any amounts the Adviser may waive and/or any amounts that the Adviser has assumed.

Advisory Fee	Expense Cap
1.00%	1.25%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$337,573	$(29,236)	$308,337

Effective September 1, 2019, if at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was

12

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 29, 2020 (Unaudited)

made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement. As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

August 31, 2023
$29,236

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$82,207,363	$93,466,617

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

13

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 29, 2020 (Unaudited)

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$69,062,918	$5,869,582	$(5,679,204)	$190,378

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019, primarily attributable to tax equalization and PFICs, were reclassified among the following accounts:

DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
$(908,263)	$908,263

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Loss Deferral
$208,697	$190,378	$344,221

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. The Fund deferred qualified late-year losses of $344,221 which will be treated as arising on the first business day of the following fiscal year.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2019 was as follows:

Ordinary Income	Long-Term Gains	Total
$ 8,520,438	$ 1,456,657	$ 9,977,095

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

14

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Concluded)

February 29, 2020 (Unaudited)

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2019, the Fund had no capital loss carryforwards.

6. New Accounting Pronouncements and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurement. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7. Subsequent Events

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

15

Bogle Investment Management
Small Cap Growth Fund

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

16

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Investment Adviser
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

BOG-SAR20

Boston Partners Investment Funds of The RBB Fund, Inc.

Semi-Annual Report

February 29, 2020 (Unaudited)

Boston Partners Small Cap Value Fund II

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners All-Cap Value Fund

WPG Partners Small/Micro Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Long/Short Fund

Boston Partners Emerging Markets Long/Short Fund

Boston Partners Emerging Markets Fund

Boston Partners Global Equity Advantage Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-261-4073.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-261-4073 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

Stock market results for the six-month period ended February 29, 2020 are best described by breaking the investment environment and corresponding returns during the period into two separate segments: the first 2/3 of the period and the last 1/3 (or two months) of the period. “Risk-on” was the operative narrative in place for the first 2/3 of the period, as a confluence of positive economic, policy and geopolitical events rendered what was interpreted as an “all clear” signal to investors. Among the catalysts were: (i) three cumulative rate cuts by the U.S. Federal Reserve (the “Fed”), including a December statement from Fed Chairman Powell that “I would want to see a significant rise in inflation that is also persistent”1 before hiking rates, (ii) a reversal of the Fed’s quantitative tightening program, (iii) the return of a positive slope to the Treasury yield curve, (iv) the bipartisan passing of a $1.4 trillion spending bill, (v) the signing of the USMCA trade agreement between the U.S., Mexico and Canada, (vi) the December 13th completion of a “Phase 1” U.S./China trade deal and (vi) a resounding victory for Boris Johnson and his U.K. Brexit initiatives.

Stock markets around the world responded to these signals in what could be described as joyous fashion, with virtually every popular benchmark index producing high single-digit to mid-teen returns over the first four months of the period. During that time frame the S&P 500 Index gained 11.11%, with all eleven sectors of the index posting positive returns, from a low of 5.3% for Consumer Staples to a high of 16.13% for Technology. Of the major indices, the highest return was recorded by the MSCI Emerging Markets Index, which gained 13.9% in U.S. dollar terms as the greenback strengthened versus the Index’s underlying currencies. From a style standpoint, according to the Russell 2000, the Russell Mid-Cap and the Russell 1000 indices, Value stocks beat Growth stocks by 264 basis points on average over the first four months of the period across the small-, mid- and large-cap segments of the respective Russell benchmarks, and small-cap stocks beat large-cap stocks.

That all changed in the final two months of the period.

In January, the stock market—as measured by the S&P 500—hit six consecutive records in the first 2.5 weeks of trading, gaining +3.14% before succumbing to the news of the first human-to-human transmission of the coronavirus in China, ending the month with a loss of 0.04%. Fast forward to February, when the S&P posted seven new record closes and a gain of +5.12% through Thursday, February 19th on above-consensus Q4 earnings and employment reports and a rebound in manufacturing activity. Then, like in January, markets receded quickly when China reported a 10X increase in the number of new coronavirus cases (to 79,824) based upon a new procedure to identify those infected and the Center for Disease Control (“CDC”) warned of a likely coronavirus outbreak in the United States.

While new cases of the virus began to subside in China, outbreaks in other countries began to rocket higher. South Korea, which had reported 51 cases on February 19th, saw the number of those infected swell to 2,931 by the end of the month, becoming the country with the second-highest number of reported cases. Over the last seven trading days of February, the S&P dropped 12.76% from its February 19th peak, including a loss for the final week of February of 11.49% that amounted to the S&P’s worst weekly performance since the financial crisis of 2008, and officially entered a “correction phase” with a loss that exceeded 10%.

A surge in the polling odds that Bernie Sanders would receive the Democratic Party’s nomination for the presidential election also weighed on stock prices during February, as investors continued to grapple with the uncertainty of what the policies of a “democratic socialist” might mean for the economy and markets.

There was no place to hide during the last two months of period as all eleven sectors of the S&P 500 were “in-the-red”; the worst performance was recorded by the Energy sector, which fell by 24.01%, and the “best” performance was by Utilities, which dropped 3.9%. The S&P 500 itself lost 8.3% over the final two months of the period.

For the entire six-month period, the S&P 500 was able to eke out a return of 1.92%, with Technology providing the greatest positive contribution with a gain of 11.9% while Energy pulled up the rear with a loss of 16.8%.

As a result of the losses incurred in the final two months of the period, Growth wound up beating Value investing and large-caps beat small-caps over the six months. Developed market international stocks (EAFE) underperformed U.S. markets, while the MSCI Emerging Markets Index was able to maintain a slight lead over the results posted in the U.S.

Looking Ahead

The number of new cases of the coronavirus in China has plummeted by nearly 80% from the recent peak, and those who have recovered in China now exceed those still infected by the disease by almost a 2-to-1 margin. Unfortunately, the number of new cases outside of China continues to multiply at a pace that increases the total number of people infected each day.

The initial estimates of the virus’s impact to global GDP growth in 2020 vary widely by source, from a 0.1% reduction by the International Monetary Fund (IMF) to approximately 2% from Goldman Sachs as of the end of February, 2020. Estimates for the impact to 2020 U.S. GDP growth also have a wide variance, from a -0.1% reduction from the Organization for Economic Co-operation and Development (OECD) to a -0.6% drop from JP Morgan as of the end of February, 2020.

The projected earnings-per-share (“EPS”) growth for the S&P 500 in 2020 has also been impacted by the outbreak of coronavirus, as consensus estimates have fallen from +8.7% year-over-year growth at the end of last year, to +7.0% as of the end of February, 2020. Likewise, the EPS growth rate for the MSCI World Index ex USA has fallen from +12.92% at year-end to +10.53%.

As of this writing, the Fed has already cut its benchmark interest rate by 50 basis points to a range of 1.00% to 1.25%, and Chairman Powell has emphasized that the Fed will use “tools and act as appropriate to support the economy”2. A joint statement from the G7 countries was also released with a similar message. While these responses are encouraging, history tells us that monetary stimulus alone has a spotty record at best when dealing with supply side economic shocks. Fiscal stimulus has usually been more effective.

Since 2000 there have been six global pandemic threats and/or outbreaks, and while COVID-19 may prove to be something different, in each of these prior episodes, the S&P 500 was higher one year after the peak in infections, by an average of +19.8%.

Needless to say, the eventual impact of the virus remains a “known, unknown” to quote former Secretary of Defense Donald Rumsfeld.

[1]	December 11, 2019 Federal Reserve News Conference
[2]	February 29, 2020 Federal Reserve Press Release

Semi-Annual Report 2020  |  1

BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (unaudited)

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of February 29, 2020 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Basis point refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001.

Beta or beta coefficient is a measure of a stock or portfolio’s level of systematic and unsystematic risk based on in its prior performance. In general, a higher beta indicates a more volatile security in relation to its benchmark and lower beta indicates a less volatile security in relation to its benchmark.

Bloomberg Barclays US Aggregate Bond Index “US Aggregate Bond Index” is a broad base bond market index consisting of approximately 17,000 bonds, representing intermediate term investment grade bonds traded in the United States.

Earnings per share: Is the portion of a company’s profit allocated to each outstanding share of common stock.

Free cash flow yield is an indicator that compare free cash flow and market cap. It is a representation of the income created by an investment.

Growth stocks typically are more volatile than value stocks; however, value stocks generally have a lower expected growth rate in earnings and sales.

High Dividend: The MSCI High Dividend Yield Factor aims to capture the high dividend yield equity opportunity set within a standard MSCI parent index (U.S.) by including only securities that offer a higher than average dividend yield (i.e. at least 30% higher) relative to that of the parent index and that pass dividend sustainability and persistence screens.

JP Morgan Emerging Markets Currency Index is a market-cap weighted index of 10 emerging market currencies versus the US dollar.

Mergers and Acquisitions (M&A) is a general term that refers to the consolidation of companies or assets through various types of financial transactions.

Momentum: High Momentum companies are characterized in the literature as companies with high price performance in the recent history, up to 12-months. High Momentum companies tend to continue their high price performance over the near term, typically over a 6 – 12 month period.

MSCI EAFE (EAFE) Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. It is maintained by MSCI Inc., a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and Far East.

MSCI Emerging Markets (EM) Index is an index created by Morgan Stanley Capital International (MSCI) designed to measure equity market performance in global emerging markets.

MSCI World Index is an unmanaged index that measures the equity market performance of developed markets.

MSCI World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 Developed Markets Countries.

MSCI World Value NR Index is an index tracking value stocks, which are stocks with prices lower than their intrinsic values.

A net return index includes reinvesting the after tax dividends. A gross return index includes reinvesting the before tax dividends. In general, a net return index should under perform a gross return index.

OROA: Operating Return on Operating Assets

P/B: Price/Book: A valuation ratio of a company’s current share price compared to its book value.

P/E: Price/Earnings: A valuation ratio of a company’s current share price compared to its per-share earnings.

Quality has long been established as an investment approach, dating back to Benjamin Graham, but it is less well accepted as a factor, especially when compared with value, size, yield, momentum and low volatility. By “factor”, we mean any characteristic that helps explain the risk and returns of a group of securities.

ROE: Return on Equity: measures a corporation’s profitability by revealing how much profit a company generates with the money invested.

Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

Russell 2000® Growth Index is an unmanaged index that measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

2  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (concluded) (unaudited)

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® Index. It includes companies that display signs of above average growth.

Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures performance of the 800 smallest companies in the Russell 1000® Index.

The S&P 500® Index is a market-capitalization-weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

Trade Weighted U.S. Dollar Index: Major Currencies is a weighted average of the foreign exchange value of the U.S. dollar against a subset of the broad index currencies that circulate widely outside the country of issue. Major currencies index includes the Euro Area, Canada, Japan, United Kingdom, Switzerland, Australia, and Sweden.

Semi-Annual Report 2020  |  3

BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 29, 2020 (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners Small Cap Value Fund II
Institutional Class	-3.38%	-5.43%	3.63%	8.92%	N/A
Investor Class	-3.49%	-5.68%	3.36%	8.64%	N/A
Russell 2000® Value Index	-2.58%	-9.29%	3.61%	8.67%	N/A
Russell 2000® Index(1)	-0.52%	-4.92%	5.12%	10.41%	N/A
(1)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
Boston Partners Long/Short Equity Fund
Institutional Class	-4.04%	-5.69%	1.48%	5.49%	N/A
Investor Class	-4.13%	-5.87%	1.24%	5.23%	N/A
S&P 500® Index	1.92%	8.19%	9.23%	12.65%	N/A
Boston Partners Long/Short Research Fund
Institutional Class(1)	-1.89%	-1.56%	1.02%	N/A	5.71%
S&P 500 Index	1.92%	8.19%	9.23%	N/A	12.96	%(3)
Investor Class(2)	-2.05%	-1.85%	0.76%	N/A	5.10%
S&P 500® Index	1.92%	8.19%	9.23%	N/A	12.67	%(3)
(1)	Inception date of the class was September 30, 2010.
(2)	Inception date of the class was November 29, 2010.
(3)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.
Boston Partners All-Cap Value Fund
Institutional Class	-2.33%	-1.10%	5.34%	10.43%	N/A
Investor Class	-2.46%	-1.34%	5.09%	10.18%	N/A
Russell 3000® Value Index	-1.75%	-0.16%	5.38%	10.27%	N/A
Russell 3000® Index(1)	1.81%	6.90%	8.72%	12.48%	N/A
(1)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
WPG Partners Small/Micro Cap Value Fund
Institutional Class	-4.81%	-13.59%	-2.50%	5.01%	N/A
Russell 2000® Value Index	-2.58%	-9.29%	3.61%	8.67%	N/A
Boston Partners Global Equity Fund
Institutional Class(1)	-3.91%	-4.99%	2.42%	N/A	8.12%
MSCI World Index – Gross Return(3)	1.11%	5.23%	6.48%	N/A	10.32	%(2)
MSCI World Index – Net Return(3)	0.88%	4.63%	5.88%	N/A	9.70	%(2)
(1)	Inception date of the fund was December 30, 2011.
(2)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.
(3)	Effective August 31, 2019 the Fund changed its primary index from MSCI World Index - Gross Return to MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Boston Partners Global Long/Short Fund
Institutional Class(1)	-6.32%	-6.75%	-0.18%	N/A	0.51%
MSCI World Index – Gross Return(4)	1.11%	5.23%	6.48%	N/A	6.83	%(3)
MSCI World Index – Net Return(4)	0.88%	4.63%	5.88%	N/A	6.24	%(3)
Investor Class(2)	-6.45%	-6.98%	-0.42%	N/A	0.53%
MSCI World Index – Gross Return(4)	1.11%	5.23%	6.48%	N/A	7.28	%(3)
MSCI World Index – Net Return(4)	0.88%	4.63%	5.88%	N/A	6.68	%(3)
(1)	Inception date of the class was December 31, 2013.
(2)	Inception date of the class was April 11, 2014.
(3)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.
(4)	Effective August 31, 2019 the Fund changed its primary index from MSCI World Index - Gross Return to MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Boston Partners Emerging Markets Long/Short Fund
Institutional Class(1)	1.84%	4.54%	N/A	N/A	3.07%
MSCI Emerging Markets Index – Gross Return(3)	3.05%	-1.51%	N/A	N/A	2.77	%(2)
MSCI Emerging Markets Index – Net Return(3)	2.93%	1.88%	N/A	N/A	2.73	%(2)
(1)	Inception date of the fund was March 1, 2015. The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Market Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown above for periods prior to December 15, 2015 is that of the Prior Account.

4  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 29, 2020 (concluded) (unaudited)

(2)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.
(3)	Effective August 31, 2019 the Fund changed its primary index from MSCI Emerging Markets Index – Gross Return to MSCI Emerging Markets – Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners Emerging Markets Fund
Institutional Class(1)	4.27%	4.61%	N/A	N/A	-1.56%
MSCI Emerging Markets Index – Gross Return(3)	3.05%	-1.51%	N/A	N/A	-2.10	%(2)
MSCI Emerging Markets Index – Net Return(3)	2.93%	-1.88%	N/A	N/A	-2.45	%(2)
(1)	Inception date of the fund was October 17, 2017.
(2)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.
(3)	Effective August 31, 2019 the Fund changed its primary index from MSCI Emerging Markets Index – Gross Return to MSCI Emerging Markets – Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners Global Equity Advantage Fund
Institutional Class(1)	-5.57%	N/A	N/A	N/A	-0.38%
MSCI World Index – Net Return	0.88%	N/A	N/A	N/A	4.92	%(2)
(1)	Inception date of the fund was May 29, 2019.
(2)	Index Performance is from inception date of the Class only and is not the inception date of the index itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Boston Partners Global Investors, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the returns quoted. Visit www.boston-partners.com for returns updated daily. Call 1-888-261-4073 for returns current to the most recent month-end.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses, for Institutional Class and Investor Class, respectively, dated February 28, 2020:

	INSTITUTIONAL CLASS		INVESTOR CLASS
Boston Partners Small Cap Value Fund II	1.17%		1.42%
Boston Partners Long/Short Equity Fund	2.68	%(1)	2.93	%(1)
Boston Partners Long/Short Research Fund	2.15	%(1)	2.40	%(1)
Boston Partners All-Cap Value Fund	0.83%		1.08%
WPG Partners Small/Micro Cap Value Fund	1.23%		N/A
Boston Partners Global Equity Fund	1.04%		1.29%
Boston Partners Global Long/Short Fund	2.48	%(1)	2.73	%(1)
Boston Partners Emerging Markets Long/Short Fund	2.15%		N/A
Boston Partners Emerging Markets Fund	2.93%		N/A
Boston Partners Global Equity Advantage Fund	2.32%		N/A
[1]	Includes interest and/or dividend expense on short sales.

Semi-Annual Report 2020  |  5

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES

FEBRUARY 29, 2020 (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, if any. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2019	ENDING ACCOUNT VALUE FEBRUARY 29, 2020	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO		ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$966.20	$5.38	1.10%		–3.38%
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.52	1.10%		N/A
Investor
Actual	$1,000.00	$965.10	$6.60	1.35%		–3.49%
Hypothetical (5% return before expenses)	1,000.00	1,018.15	6.77	1.35%		N/A
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$959.60	$12.86	2.64	%(1)	–4.04%
Hypothetical (5% return before expenses)	1,000.00	1,011.74	13.20	2.64	%(1)	N/A
Investor
Actual	$1,000.00	$958.70	$14.07	2.89	%(1)	–4.13%
Hypothetical (5% return before expenses)	1,000.00	1,010.49	14.45	2.89	%(1)	N/A
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$981.10	$10.54	2.14	%(1)	–1.89%
Hypothetical (5% return before expenses)	1,000.00	1,014.22	10.72	2.14	%(1)	N/A
Investor
Actual	$1,000.00	$979.50	$11.76	2.39	%(1)	–2.05%
Hypothetical (5% return before expenses)	1,000.00	1,012.98	11.96	2.39	%(1)	N/A
Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$976.70	$3.93	0.80%		–2.33%
Hypothetical (5% return before expenses)	1,000.00	1,020.89	4.02	0.80%		N/A
Investor
Actual	$1,000.00	$975.40	$5.16	1.05%		–2.46%
Hypothetical (5% return before expenses)	1,000.00	1,019.64	5.27	1.05%		N/A

6  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (concluded)

FEBRUARY 29, 2020 (unaudited)

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2019	ENDING ACCOUNT VALUE FEBRUARY 29, 2020	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO		ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
WPG Partners Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$951.90	$5.34	1.10%		–4.81%
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.52	1.10%		N/A
Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$960.90	$4.63	0.95%		–3.91%
Hypothetical (5% return before expenses)	1,000.00	1,020.14	4.77	0.95%		N/A
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$936.80	$11.65	2.41	%(1)	–6.32%
Hypothetical (5% return before expenses)	1,000.00	1,012.83	12.11	2.41	%(1)	N/A
Investor
Actual	$1,000.00	$935.50	$12.80	2.66	%(1)	–6.45%
Hypothetical (5% return before expenses)	1,000.00	1,011.64	13.30	2.66	%(1)	N/A
Boston Partners Emerging Markets Long/Short Fund
Institutional
Actual	$1,000.00	$1,018.40	$7.73	1.54	%(1)	1.84%
Hypothetical (5% return before expenses)	1,000.00	1,017.21	7.72	1.54	%(1)	N/A
Boston Partners Emerging Markets Fund
Institutional
Actual	$1,000.00	$1,042.70	$5.49	1.08	%(1)	4.27%
Hypothetical (5% return before expenses)	1,000.00	1,019.49	5.42	1.08	%(1)	N/A
Boston Partners Global Equity Advantage Fund
Institutional
Actual(2)	$1,000.00	$944.30	$5.08	1.05%		–5.57%
Hypothetical (5% return before expenses)	1,000.00	1,000.00	5.22	1.05%		N/A

*	Expenses are equal to each Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
(1)	These amounts include dividends paid on securities which the Funds have sold short (“Short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 0.25% of average net assets for the six-month period ended February 29, 2020 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund, 0.78% of average net assets for the Institutional Class and Investor Class of the Boston Partners Long/Short Research Fund, 0.73% of average net assets of the Institutional Class and Investor Class of the Boston Partners Global Long/Short Fund and 0.00% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund.

Semi-Annual Report 2020  |  7

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)

Portfolio Holdings Summary Tables

BOSTON PARTNERS

SMALL CAP VALUE FUND II

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	36.6%	$202,424,446
Industrials	16.6	91,826,915
Information Technology	11.1	61,153,407
Consumer Discretionary	9.3	51,692,618
Materials	7.2	39,799,847
Health Care	5.7	31,636,717
Energy	3.9	21,448,629
Consumer Staples	3.6	19,677,164
Communication Services	1.4	7,811,650
Real Estate	1.0	5,814,337
Utilities	0.4	2,381,250
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	13.2	72,814,661
SHORT-TERM INVESTMENTS	3.5	19,314,063
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.5)	(74,803,013)
NET ASSETS	100.0%	$552,992,691

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

LONG/SHORT EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Information Technology	21.2%	$31,345,262
Health Care	15.9	23,452,001
Financials	13.5	19,958,408
Energy	9.0	13,225,650
Industrials	8.7	12,753,605
Communication Services	8.2	12,136,877
Consumer Discretionary	7.7	11,311,944
Real Estate	4.2	6,132,799
Materials	3.4	4,956,556
Consumer Staples	3.1	4,638,124
Utilities	0.9	1,380,237
PURCHASED OPTIONS	0.0	9,696
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	10.7	15,802,657
SHORT-TERM INVESTMENTS	7.4	10,983,101

SHORT POSITIONS:
COMMON STOCK
Information Technology	(14.5)	(21,241,538)
Consumer Discretionary	(10.8)	(15,948,554)
Industrials	(9.6)	(14,214,038)
Health Care	(7.2)	(10,680,129)
Communication Services	(5.0)	(7,410,613)
Consumer Staples	(4.6)	(6,737,411)
Financials	(2.6)	(3,865,410)
Real Estate	(1.8)	(2,695,752)
Utilities	(1.3)	(1,901,601)
Materials	(0.9)	(1,282,791)
Energy	(0.1)	(147,947)

BOSTON PARTNERS

LONG/SHORT EQUITY FUND (continued)

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
EXCHANGE TRADED FUNDS	(0.0)%	$—
OPTIONS WRITTEN	(0.3)	(502,160)
OTHER ASSETS IN EXCESS OF LIABILITIES	44.8	66,124,731
NET ASSETS	100.0%	$147,583,704

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

LONG/SHORT RESEARCH FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	18.3%	$480,595,254
Information Technology	13.8	361,526,191
Health Care	13.1	344,087,323
Industrials	11.2	294,602,124
Consumer Discretionary	9.4	247,499,327
Consumer Staples	8.7	226,941,274
Communication Services	8.2	214,369,165
Energy	7.2	187,732,321
Materials	4.9	128,303,487
Utilities	0.7	17,823,898
Real Estate	0.2	4,763,253
WARRANTS	0.0	167,719
PREFERRED STOCKS	0.3	8,288,774
SHORT-TERM INVESTMENTS	4.0	102,512,376

SHORT POSITIONS:
COMMON STOCK
Financials	(9.9)	(259,603,014)
Consumer Discretionary	(5.9)	(153,624,575)
Industrials	(5.6)	(146,847,376)
Information Technology	(5.1)	(134,169,161)
Materials	(5.0)	(131,121,697)
Consumer Staples	(3.4)	(87,967,441)
Communication Services	(3.3)	(85,994,644)
Health Care	(3.2)	(85,139,051)
Energy	(1.9)	(49,454,245)
Real Estate	(0.8)	(20,022,033)
Utilities	(0.4)	(10,021,430)
PREFERRED STOCK	(0.3)	(8,693,120)
OTHER ASSETS IN EXCESS OF LIABILITIES	44.8	1,173,774,449
NET ASSETS	100.0%	$2,620,329,148

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)

Portfolio Holdings summary Tables (continued)

BOSTON PARTNERS

ALL-CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	27.4%	$419,608,695
Health Care	24.6	378,030,022
Industrials	11.3	172,745,405
Information Technology	11.0	169,229,846
Consumer Discretionary	6.8	105,048,850
Communication Services	6.8	103,620,228
Energy	3.9	59,230,372
Materials	3.2	48,588,769
Consumer Staples	2.9	45,064,274
Utilities	0.5	7,722,690
RIGHTS	0.0	—
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	8.7	133,925,535
SHORT-TERM INVESTMENTS	1.9	29,299,013
WRITTEN OPTIONS	(0.1)	(2,578,678)
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.9)	(135,767,070)
NET ASSETS	100.0%	$1,533,767,951

Portfolio holdings are subject to change at any time.

WPG PARTNERS

SMALL/MICRO CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	24.2%	$4,944,226
Energy	13.5	2,760,943
Information Technology	12.5	2,552,445
Industrials	10.7	2,180,038
Real Estate	10.4	2,129,816
Consumer Staples	8.1	1,661,999
Utilities	4.8	982,009
Health Care	4.7	968,405
Materials	4.5	919,632
Consumer Discretionary	3.0	624,742
WARRANTS	0.0	733
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	14.0	2,857,175
SHORT-TERM INVESTMENTS	6.6	1,366,580
LIABILITIES IN EXCESS OF OTHER ASSETS	(17.0)	(3,480,540)
NET ASSETS	100.0%	$20,468,203

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

GLOBAL EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	22.9%	$105,724,446
Industrials	13.7	62,959,946
Information Technology	12.1	55,701,750
Health Care	11.2	51,791,620
Communication Services	9.3	43,090,778
Consumer Discretionary	9.0	41,526,742
Materials	7.6	35,085,729
Consumer Staples	6.6	30,490,936
Energy	4.5	20,928,855
Utilities	1.6	7,369,974
Real Estate	1.0	4,632,220
PREFERRED STOCKS	0.9	4,062,357
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	3.9	17,792,890
SHORT-TERM INVESTMENTS	0.0	172,626
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3)	(19,668,837)
NET ASSETS	100.0%	$461,662,032

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

GLOBAL LONG/SHORT FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	19.2%	$84,454,097
Information Technology	15.9	70,179,897
Communication Services	11.1	48,795,674
Industrials	10.6	46,766,345
Health Care	9.9	43,566,108
Consumer Discretionary	8.3	36,793,018
Materials	6.5	28,743,961
Consumer Staples	6.4	28,018,246
Energy	3.7	16,171,704
Real Estate	1.3	5,930,941
Utilities	1.3	5,616,314
PREFERRED STOCKS	0.4	1,771,206
SHORT-TERM INVESTMENTS	2.0	8,657,154

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  9

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)

Portfolio Holdings Summary Tables (concluded)

BOSTON PARTNERS

GLOBAL LONG/SHORT FUND (continued)

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(8.3)%	$(36,498,849)
Industrials	(7.2)	(31,781,205)
Information Technology	(6.2)	(27,532,433)
Financials	(5.7)	(25,288,220)
Materials	(4.8)	(21,039,519)
Consumer Staples	(3.4)	(14,968,683)
Health Care	(3.0)	(13,325,574)
Communication Services	(2.0)	(8,758,097)
Energy	(1.6)	(6,933,506)
Utilities	(1.3)	(5,633,765)
Real Estate	(1.1)	(4,696,446)
PREFERRED STOCK	(0.2)	(1,035,812)
OPTIONS WRITTEN	(0.4)	(1,604,058)
OTHER ASSETS IN EXCESS OF LIABILITIES	48.6	213,992,600
NET ASSETS	100.0%	$440,361,098

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

EMERGING MARKETS LONG/SHORT FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Information Technology	17.4%	$9,852,042
Financials	11.9	6,746,211
Consumer Discretionary	7.9	4,467,963
Consumer Staples	6.9	3,896,067
Communication Services	5.2	2,946,044
Energy	3.9	2,216,004
Real Estate	2.8	1,580,718
Industrials	2.3	1,319,584
Utilities	1.9	1,053,130
Materials	1.0	573,616
Health Care	0.4	225,430
Telecommunication Services	0.3	168,797
PREFERRED STOCKS	4.6	2,604,402
SHORT-TERM INVESTMENTS	21.6	12,232,221

SHORT POSITIONS:
COMMON STOCK
Financials	(0.4)	(223,663)
EXCHANGE TRADED FUNDS	(5.4)	(3,080,562)
OTHER ASSETS IN EXCESS OF LIABILITIES	17.7	10,042,997
NET ASSETS	100.0%	$56,621,001

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

EMERGING MARKETS FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Information Technology	21.4%	$3,291,704
Consumer Discretionary	17.7	2,717,277
Financials	15.2	2,340,198
Communication Services	10.9	1,673,120
Consumer Staples	9.6	1,473,428
Real Estate	5.0	760,833
Energy	3.8	590,363
Industrials	2.8	427,007
Utilities	2.0	310,771
Materials	1.9	288,133
Health Care	0.4	68,466
PREFERRED STOCKS	5.2	796,107
SHORT-TERM INVESTMENTS	6.0	919,473
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(292,352)
NET ASSETS	100.0%	$15,364,528

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS

GLOBAL EQUITY ADVANTAGE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	17.8%	$6,079,025
Industrials	10.6	3,625,722
Information Technology	9.4	3,206,971
Health Care	8.7	2,982,016
Communication Services	7.3	2,475,519
Consumer Discretionary	7.0	2,388,270
Materials	5.9	2,021,241
Consumer Staples	5.2	1,756,309
Energy	3.5	1,205,692
Utilities	1.2	424,599
Real Estate	0.8	264,645
PREFERRED STOCKS	0.7	233,434
INVESTMENT COMPANY	22.1	7,563,527
SHORT-TERM INVESTMENTS	0.4	127,918
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(211,045)
NET ASSETS	100.0%	$34,143,843

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—96.8%
Communication Services—1.4%
Entercom Communications Corp., Class A	689,423	$2,392,298
TripAdvisor, Inc.(a)	64,486	1,512,197
Yelp, Inc.*(a)	124,949	3,907,155
		7,811,650
Consumer Discretionary—9.3%
Extended Stay America, Inc.	294,260	3,230,975
Foot Locker, Inc.(a)	100,024	3,625,870
Frontdoor, Inc.*	102,748	4,356,515
Group 1 Automotive, Inc.	24,121	2,055,833
La-Z-Boy, Inc.	50,114	1,435,766
LCI Industries	58,943	5,690,947
Lithia Motors, Inc., Class A	94,121	11,215,458
Movado Group, Inc.(a)	70,525	1,036,717
Playa Hotels & Resorts NV*	241,094	1,277,798
Six Flags Entertainment Corp.(a)	52,177	1,319,035
Skechers U.S.A., Inc., Class A*	178,302	5,898,230
Standard Motor Products, Inc.	38,562	1,696,728
Steven Madden Ltd.	146,778	4,799,641
Toll Brothers, Inc.	46,793	1,732,745
TravelCenters of America, Inc.*	41,327	499,643
ZAGG, Inc.*(a)	270,940	1,820,717
		51,692,618
Consumer Staples—3.6%
Energizer Holdings, Inc.(a)	220,702	9,487,979
Fresh Del Monte Produce, Inc.	93,582	2,566,018
Nomad Foods Ltd.*	148,823	2,747,273
Spectrum Brands Holdings, Inc.	35,668	1,922,148
Universal Corp.	59,853	2,953,746
		19,677,164
Energy—3.9%
Apergy Corp.*(a)	82,659	1,537,457
Cactus, Inc., Class A	100,268	2,738,319
Enerplus Corp.(a)	450,945	1,957,101
Kosmos Energy Ltd.(a)	1,059,481	3,231,417
Parsley Energy, Inc., Class A	132,879	1,780,579
ProPetro Holding Corp.*	235,930	2,066,747
Viper Energy Partners LP(a)	68,835	1,227,328
World Fuel Services Corp.	244,331	6,909,681
		21,448,629
Financials—36.6%
AllianceBernstein Holding LP	61,989	1,885,085
AMERISAFE, Inc.(a)	43,213	2,816,191
Ares Commercial Real Estate Corp.	112,703	1,719,848
Assured Guaranty Ltd.	228,613	9,329,697
Axis Capital Holdings Ltd.	37,514	2,105,286
BankUnited, Inc.	153,355	4,554,643
Blackstone Mortgage Trust, Inc., Class A(a)	195,597	7,053,228
Boston Private Financial Holdings, Inc.	233,291	2,275,754
Cadence BanCorp	112,286	1,585,478
CenterState Banks, Inc.	128,395	2,597,431
Columbia Banking System, Inc.	50,152	1,665,046
Essent Group Ltd.	149,604	6,528,719
Evercore, Inc., Class A	70,966	4,727,755
Federal Agricultural Mortgage Corp., Class C	52,717	3,956,938
	NUMBER OF SHARES	VALUE
Financials—(continued)
First Citizens BancShares Inc., Class A	6,383	$2,893,478
First Hawaiian, Inc.	299,817	7,180,617
First Merchants Corp.	86,152	3,013,597
First Midwest Bancorp Inc.	105,877	1,921,668
FirstCash, Inc.	28,447	2,188,143
Flushing Financial Corp.	62,948	1,142,821
Global Indemnity Ltd., Class A	73,721	2,341,379
Greenhill & Co., Inc.(a)	106,634	1,558,989
Hanmi Financial Corp.	128,400	2,003,040
Hanover Insurance Group, Inc., (The)	28,635	3,394,393
Heritage Financial Corp.(a)	81,023	1,878,923
Hope Bancorp, Inc.	129,624	1,582,709
James River Group Holdings Ltd.	97,567	3,942,682
Luther Burbank Corp.	203,168	2,119,042
Merchants Bancorp	90,098	1,623,566
MFA Financial, Inc.	1,129,621	8,167,160
National General Holdings Corp.	309,040	6,017,009
Navient Corp.	440,264	4,944,165
Nelnet, Inc., Class A	53,902	2,862,196
NMI Holdings, Inc., Class A*	200,332	4,675,749
Peapack Gladstone Financial Corp.	101,110	2,775,470
PennyMac Financial Services, Inc.	171,587	6,050,158
PRA Group, Inc.*(a)	86,626	3,362,821
Preferred Bank(a)	39,789	2,034,412
ProAssurance Corp.	79,796	2,166,461
Radian Group, Inc.	163,093	3,464,095
RBB Bancorp	70,183	1,183,987
Redwood Trust, Inc.(a)	207,630	3,546,320
Silvercrest Asset Management Group, Inc., Class A	259,930	3,004,791
SLM Corp.	1,702,681	17,656,802
South State Corp.(a)	14,389	980,179
State Auto Financial Corp.	52,666	1,315,597
Synovus Financial Corp.	49,363	1,432,514
Two Harbors Investment Corp.	981,686	13,301,845
Umpqua Holdings Corp.	92,058	1,416,773
Velocity Financial, Inc.*(a)	267,866	3,589,404
Walker & Dunlop, Inc.	156,610	10,156,159
Washington Federal, Inc.	67,269	2,017,397
White Mountains Insurance Group Ltd.	4,764	4,716,836
		202,424,446
Health Care—5.7%
Change Healthcare, Inc.*(a)	564,204	7,667,532
Envista Holdings Corp.*(a)	186,226	4,726,416
ICON PLC*	22,368	3,490,750
LHC Group, Inc.*(a)	40,558	4,926,175
Patterson Cos., Inc.(a)	126,749	3,015,359
Syneos Health, Inc.*(a)	123,291	7,810,485
		31,636,717
Industrials—16.6%
ABM Industries, Inc.(a)	247,296	8,140,984
ACCO Brands Corp.	332,870	2,666,289
Aegion Corp.*	202,824	3,652,860
AIR LEASE Corp.	226,805	8,700,240
ASGN, Inc.*	100,255	5,083,931
BMC Stock Holdings, Inc.*	149,418	3,665,224
CBIZ, Inc.*	125,810	3,276,092
CRA International, Inc.	1,726	80,276
EnerSys	102,679	6,322,973

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  11

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Industrials—(continued)
Ennis, Inc.(a)	50,167	$1,008,357
Foundation Building Materials, Inc.*(a)	117,274	1,829,474
FTI Consulting, Inc.*(a)	78,785	8,870,403
Harsco Corp.*	238,419	2,858,644
Huron Consulting Group, Inc.*	37,618	2,232,252
IAA, Inc.*	77,582	3,314,303
ICF International, Inc.	65,364	4,966,357
KAR Auction Services, Inc.	379,772	7,310,611
Landstar System, Inc.(a)	17,319	1,748,699
NN, Inc.	238,662	1,849,630
Orion Group Holdings, Inc.*	272,600	1,071,318
Spirit Airlines, Inc.*(a)	57,727	1,642,333
Tutor Perini Corp.*(a)	157,411	2,282,460
Viad Corp.	34,377	1,725,725
WESCO International, Inc.*	185,543	7,527,480
		91,826,915
Information Technology—11.1%
Bel Fuse, Inc., Class B(a)	134,016	1,533,143
Belden, Inc.	154,617	6,173,857
Ciena Corp.*	199,746	7,680,234
EVERTEC, Inc.	136,010	4,036,777
Insight Enterprises, Inc.*	75,733	4,172,131
MAXIMUS, Inc.	45,829	2,888,143
NCR Corp.*	151,659	3,821,807
PC Connection, Inc.	30,618	1,245,234
Science Applications International Corp.	72,948	5,845,323
SMART Global Holdings, Inc.*	111,995	3,005,946
Sykes Enterprises, Inc.*	163,908	5,192,605
SYNNEX Corp.	83,117	10,392,118
TTEC Holdings, Inc.	138,020	5,166,089
		61,153,407
Materials—7.2%
Ferro Corp.*	104,350	1,212,547
Graphic Packaging Holding Co.	601,160	8,127,683
Huntsman Corp.	42,490	804,761
Minerals Technologies, Inc.	84,234	3,779,580
O-I Glass, Inc.(a)	208,779	2,254,813
Olin Corp.(a)	108,446	1,755,741
Orion Engineered Carbons SA	144,533	2,053,814
PQ Group Holdings, Inc.*(a)	249,827	3,315,204
Schweitzer-Mauduit International, Inc.(a)	140,395	4,734,119
SunCoke Energy, Inc.	268,014	1,235,545
Trinseo SA	76,115	1,665,396
Valvoline, Inc.	454,392	8,860,644
		39,799,847
Real Estate—1.0%
Chatham Lodging Trust	2,887	40,245
Colony Capital, Inc.	523,079	2,071,393
Cousins Properties, Inc.(a)	49,280	1,758,803
Spirit Realty Capital, Inc.	42,723	1,943,896
		5,814,337
Utilities—0.4%
Pure Cycle Corp.*	192,502	2,381,250

TOTAL COMMON STOCKS (Cost $494,576,185)		535,666,980
	NUMBER OF SHARES	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—13.2%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%(b)	72,814,661	$72,814,661
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $72,814,661)		72,814,661
SHORT-TERM INVESTMENTS—3.5%
Fidelity Investments Money Market Funds – Government Portfolio, 1.46%(b)	19,314,063	19,314,063
TOTAL SHORT-TERM INVESTMENTS (Cost $19,314,063)		19,314,063
TOTAL INVESTMENTS—113.5% (Cost $586,704,909)		627,795,704
LIABILITIES IN EXCESS OF OTHER ASSETS—(13.5)%		(74,803,013)
NET ASSETS—100.0%		$552,992,691

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $70,277,623.
(b)	—	Seven-day yield as of February 29, 2020.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

12  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$7,811,650	$7,811,650	$—	$—	$—
Consumer Discretionary	51,692,618	51,692,618	—	—	—
Consumer Staples	19,677,164	19,677,164	—	—	—
Energy	21,448,629	21,448,629	—	—	—
Financials	202,424,446	202,424,446	—	—	—
Health Care	31,636,717	31,636,717	—	—	—
Industrials	91,826,915	91,826,915	—	—	—
Information Technology	61,153,407	61,153,407	—	—	-
Materials	39,799,847	39,799,847	—	—	-
Real Estate	5,814,337	5,814,337	—	—	—
Utilities	2,381,250	2,381,250	—	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	72,814,661	—	—	—	72,814,661
Short-Term Investments	19,314,063	19,314,063	—	—	—
Total Assets	$627,795,704	$554,981,043	$—	$—	$72,814,661

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  13

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—113.9%
COMMON STOCKS—95.8%
Communication Services—8.2%
Baidu, Inc. - SP ADR*†	7,904	$948,322
Comcast Corp., Class A†	50,777	2,052,914
Discovery, Inc., Class C*	55,239	1,386,499
Facebook, Inc., Class A*†	15,119	2,909,954
Fox Corp., Class B	51,553	1,569,789
JOYY, Inc. - ADR*(a)	16,406	885,432
KT Corp. - SP ADR	79,489	767,069
Momo, Inc. - SP ADR	22,425	630,591
Verizon Communications, Inc.	18,211	986,307
		12,136,877
Consumer Discretionary—7.7%
Alibaba Group Holding Ltd. - SP ADR*	9,573	1,991,184
Aramark†	15,191	527,735
Booking Holdings, Inc.*	436	739,308
Carter’s, Inc.	11,593	1,060,412
International Game Technology PLC†	89,166	948,726
JD.com, Inc. - ADR*	23,834	917,847
Las Vegas Sands Corp.†	18,745	1,093,021
Naspers Ltd. - SP ADR	30,604	953,927
Six Flags Entertainment Corp.(a)	15,321	387,315
Skechers U.S.A., Inc., Class A*(a)	42,536	1,407,091
Wyndham Destinations, Inc.†	32,215	1,285,378
		11,311,944
Consumer Staples—3.1%
Coca-Cola European Partners PLC	19,378	987,503
Philip Morris International, Inc.	19,248	1,575,834
Unilever NV(a)	39,325	2,074,787
		4,638,124
Energy—9.0%
Baker Hughes a GE Co.	37,838	608,814
Canadian Natural Resources Ltd.†	53,718	1,385,924
Cheniere Energy, Inc.*	8,855	454,173
Chevron Corp.†	18,817	1,756,379
Enterprise Products Partners LP	40,045	934,650
Marathon Petroleum Corp.(a)	17,091	810,455
MPLX LP	28,449	577,230
Occidental Petroleum Corp.(a)	14,980	490,445
Oceaneering International, Inc.*	33,061	348,463
Overseas Shipholding Group, Inc., Class A*	143,446	246,727
Phillips 66†	16,710	1,250,911
Schlumberger Ltd.†	24,585	666,008
Solaris Oilfield Infrastructure, Inc., Class A(a)	54,922	582,173
Teekay LNG Partners LP	61,973	779,001
TOTAL SA - SP ADR	26,274	1,133,460
Valero Energy Corp.†	13,064	865,490
Viper Energy Partners LP†	18,808	335,347
		13,225,650
Financials—13.5%
American International Group, Inc.(a)†	37,525	1,582,054
Arthur J Gallagher & Co.	9,713	946,920
Banco Macro SA - ADR	23,499	681,001
Bank of America Corp.†	75,247	2,144,540
Berkshire Hathaway, Inc., Class B*†	7,798	1,609,039
BGC Partners, Inc., Class A	96,415	449,294
Citigroup, Inc.†	43,183	2,740,393
Discover Financial Services†	19,193	1,258,677
	NUMBER OF SHARES	VALUE
Financials—(continued)
FedNat Holding Co.†	89,051	$1,161,225
Jefferies Financial Group, Inc.†	58,159	1,146,314
Morgan Stanley†	35,601	1,603,113
Stifel Financial Corp.†	30,559	1,663,632
Umpqua Holdings Corp.†	45,408	698,829
Wells Fargo & Co.	23,798	972,148
Western Alliance Bancorp	28,263	1,301,229
		19,958,408
Health Care—15.9%
Akebia Therapeutics, Inc.*†	71,573	634,853
Alcon, Inc.*	6,084	372,949
Anthem, Inc.†	5,391	1,385,972
BioSpecifics Technologies Corp.*	9,763	538,820
Centene Corp.*	15,332	812,903
Cigna Corp.†	10,451	1,911,906
CVS Health Corp.†	24,547	1,452,691
Exelixis, Inc.*†	40,308	749,326
Fresenius Medical Care AG & Co. KGaA - ADR	29,213	1,120,026
Hanger, Inc.*	62,875	1,450,526
HCA Healthcare, Inc.†	13,970	1,774,330
Jazz Pharmaceuticals PLC*	9,514	1,090,114
Johnson & Johnson†	13,519	1,818,035
Kala Pharmaceuticals, Inc.*(a)	47,830	255,891
Medtronic PLC†	16,705	1,681,692
Novartis AG - SP ADR†	17,946	1,506,746
Pfizer, Inc.	44,171	1,476,195
Recro Pharma, Inc.*(a)	64,375	923,138
Syneos Health, Inc.*(a)	12,204	773,123
UnitedHealth Group, Inc.†#	6,757	1,722,765
		23,452,001
Industrials—8.7%
AerCap Holdings NV*†	12,959	674,905
AMERCO†	2,465	794,987
ASGN, Inc.*	17,931	909,281
Barrett Business Services, Inc.†	8,968	537,183
CECO Environmental Corp.*(a)†	98,263	663,275
China Yuchai International Ltd.	55,627	690,887
Fortress Transportation & Infrastructure Investors LLC	49,158	888,777
Forward Air Corp.	11,556	681,919
Graham Corp.†	37,636	624,005
Hexcel Corp.(a)	9,656	624,067
IHS Markit Ltd.	7,753	552,324
Quad/Graphics, Inc.	130,015	624,072
Quanta Services, Inc.	38,959	1,485,507
Safran SA - ADR†	30,957	1,066,778
Tetra Tech, Inc.	9,894	800,128
Vectrus, Inc.*	21,799	1,135,510
		12,753,605
Information Technology—21.2%
Akamai Technologies, Inc.*†	12,619	1,091,670
CACI International, Inc., Class A*	5,082	1,245,192
Capgemini SE - ADR	46,643	1,024,280
CDK Global, Inc.(a)	29,672	1,365,506
CDW Corp.(a)	6,863	783,892
Cerence, Inc.*	32,368	702,709
Cognizant Technology Solutions Corp., Class A†	23,164	1,411,383
Coherent, Inc.*	5,397	694,648

The accompanying notes are an integral part of the financial statements.

14  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Information Technology—(continued)
Dolby Laboratories, Inc. Class A†	16,590	$1,089,963
EchoStar Corp., Class A*(a)†	28,114	981,741
Euronet Worldwide, Inc.*	9,213	1,142,781
EVERTEC, Inc.†	45,534	1,351,449
Fabrinet*	26,409	1,455,664
Fidelity National Information Services, Inc.	9,316	1,301,632
Fiserv, Inc.*†	6,917	756,443
FleetCor Technologies, Inc.*	3,981	1,058,110
Hackett Group Inc., (The)	65,258	1,004,973
Hollysys Automation Technologies Ltd.	61,816	935,894
Huami Corp. - ADR*	68,015	965,813
Insight Enterprises, Inc.*†	22,393	1,233,630
InterDigital Inc.	18,124	958,578
KBR, Inc.†	42,060	1,091,878
Net 1 UEPS Technologies, Inc.*(a)	83,396	286,048
Nuance Communications, Inc.*(a)	39,740	859,179
Open Text Corp.	30,971	1,298,304
Perficient, Inc.*	24,020	984,099
Sabre Corp.†	36,910	502,530
SYNNEX Corp.†	11,506	1,438,595
Telefonaktiebolaget LM Ericsson - SP ADR(a)	149,987	1,205,896
Zebra Technologies Corp., Class A*†	5,322	1,122,782
		31,345,262
Materials—3.4%
Berry Global Group, Inc.*	26,838	1,018,771
Corteva, Inc.(a)	33,679	916,069
Freeport-McMoRan, Inc.†	57,246	570,170
LyondellBasell Industries NV, Class A	7,959	568,750
Nutrien Ltd.	16,998	687,229
Rio Tinto PLC - SP ADR†	12,444	583,997
Warrior Met Coal, Inc.(a)	34,513	611,570
		4,956,556
Real Estate—4.2%
Industrial Logistics Properties Trust†	67,363	1,391,720
Medical Properties Trust, Inc.(a)	42,769	903,709
Newmark Group, Inc., Class A†	167,056	1,595,385
Piedmont Office Realty Trust, Inc., Class A(a)	59,784	1,290,736
Simon Property Group, Inc.(a)	6,257	770,111
Wheeler Real Estate Investment Trust, Inc.*(a)	121,569	181,138
		6,132,799
Utilities—0.9%
TerraForm Power, Inc., Class A	73,456	1,380,237

TOTAL COMMON STOCKS (Cost $119,318,615)		141,291,463
	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS—0.0%
Put Purchased Options—0.0%
Fitbit, Inc.
Counterparty:
Goldman Sachs
Expiration: 05/15/2020, Exercise Price: 5.00	1,616	1,032,624	$9,696
TOTAL PUT PURCHASED OPTIONS (Cost $22,671)			9,696
TOTAL PURCHASED OPTIONS (Cost $22,671)			9,696

	NUMBER OF SHARES
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—10.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%(b)	15,802,657	15,802,657
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $15,802,657)		15,802,657
SHORT-TERM INVESTMENTS—7.4%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 1.44%(b)	10,983,101	10,983,101
TOTAL SHORT-TERM INVESTMENTS (Cost $10,983,101)		10,983,101
TOTAL LONG POSITIONS – 113.9% (Cost $146,127,044)		168,086,917
SECURITIES SOLD SHORT—(58.4%)
COMMON STOCKS—(58.4%)
Communication Services—5.0%
Cardlytics, Inc.*	(11,717)	(930,213)
CTC Communications Group, Inc.*‡	(98,900)	0
Netflix, Inc.*	(11,396)	(4,205,466)
Roku, Inc.*	(5,867)	(666,902)
Vonage Holdings Corp.*	(78,605)	(704,301)
Zillow Group, Inc., Class C*	(16,193)	(903,731)
		(7,410,613)
Consumer Discretionary—10.8%
Canada Goose Holdings, Inc.*	(13,575)	(374,263)
Carvana Co.*	(15,857)	(1,314,704)
Chuy’s Holdings, Inc.*	(41,064)	(880,412)
Dave & Buster’s Entertainment, Inc.	(20,860)	(688,589)
Domino’s Pizza, Inc.	(1,804)	(612,386)
Dorman Products, Inc.*	(11,968)	(725,740)
Fiesta Restaurant Group, Inc.*	(41,953)	(405,266)
Five Below, Inc.*	(4,661)	(451,884)
GoPro, Inc., Class A*	(203,702)	(773,049)
GrubHub, Inc.*	(18,013)	(866,605)
Hibbett Sports, Inc.*	(28,590)	(558,077)
iRobot Corp.*	(9,504)	(456,097)
Johnson Outdoors, Inc., Class A	(11,204)	(699,242)
Lands’ End, Inc.*	(76,262)	(803,801)
Noodles & Co.*	(108,827)	(883,675)
Papa John’s International, Inc.	(16,551)	(953,503)
Qsound Labs, Inc.*‡	(4,440)	0

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  15

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Consumer Discretionary—(continued)
Shake Shack, Inc. Class A*	(9,906)	$(588,813)
Sonos, Inc.*	(62,180)	(717,557)
Tesla Motors, Inc.*	(3,186)	(2,128,216)
Wayfair, Inc. Class A*	(5,402)	(341,460)
Winnebago Industries, Inc.	(13,976)	(725,215)
		(15,948,554)
Consumer Staples—4.6%
Amish Naturals, Inc.*‡	(25,959)	0
BellRing Brands, Inc., Class A*	(55,340)	(1,087,431)
Beyond Meat, Inc.*	(3,923)	(351,697)
Boston Beer Co., Inc. Class A (The)*	(1,393)	(516,511)
Freshpet, Inc.*	(22,533)	(1,497,543)
Limoneira Co.	(39,430)	(658,481)
Primo Water Corp.*	(78,023)	(1,092,322)
Rite Aid Corp.*	(54,610)	(743,788)
Simply Good Foods Co. (The)*	(35,795)	(789,638)
		(6,737,411)
Energy—0.1%
Beard Co.*	(9,710)	(31)
Uranium Energy Corp.*	(246,486)	(147,916)
		(147,947)
Financials—2.6%
Kinsale Capital Group, Inc.	(4,413)	(536,047)
KKR & Co, Inc., Class A	(25,495)	(729,157)
RLI Corp.	(8,684)	(698,020)
Siebert Financial Corp.	(68,111)	(558,510)
Trupanion, Inc.*	(43,711)	(1,343,676)
		(3,865,410)
Health Care—7.2%
10X Genomics, Inc., Class A*	(9,437)	(752,129)
Align Technology, Inc.*	(7,219)	(1,576,269)
AtriCure, Inc.*	(24,620)	(945,900)
BodyTel Scientific, Inc.*‡	(4,840)	0
CareView Communications, Inc.*	(190,048)	(1,901)
Corbus Pharmaceuticals Holdings, Inc.*	(51,521)	(244,210)
CryoPort, Inc.*	(53,075)	(886,353)
Endologix, Inc.*	(34,327)	(42,909)
Establishment Labs Holdings, Inc.*	(11,162)	(225,807)
Heska Corp.*	(17,260)	(1,647,812)
Inovalon Holdings, Inc., Class A*	(56,925)	(1,108,899)
Natera, Inc.*	(30,256)	(1,146,854)
Shockwave Medical, Inc.*	(13,616)	(546,546)
Tactile Systems Technology, Inc.*	(15,798)	(796,377)
Vocera Communications, Inc.*	(31,085)	(758,163)
		(10,680,129)
Industrials—9.6%
AAON, Inc.	(25,782)	(1,418,268)
Applied Energetics, Inc.*	(96,401)	(26,992)
Axon Enterprise, Inc.*	(9,635)	(745,460)
Blue Bird Corp.*	(65,266)	(1,166,956)
Capstone Turbine Corp.*	(2,351)	(5,289)
Corporate Resource Services, Inc.*	(218,896)	(131)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
Ener1, Inc.*‡	(102,820)	(10)
Kornit Digital Ltd.*	(25,293)	(1,007,926)
Kratos Defense & Security Solutions, Inc.*	(29,956)	(487,085)
Lindsay Corp.	(7,704)	(762,927)
	NUMBER OF SHARES	VALUE
Industrials—(continued)
National Presto Industries, Inc.	(5,374)	$(422,289)
Omega Flex, Inc.	(7,660)	(599,778)
Plug Power, Inc.*	(347,530)	(1,508,280)
Proto Labs, Inc.*	(7,721)	(676,668)
Saia, Inc.*	(9,639)	(841,581)
SiteOne Landscape Supply, Inc.*	(14,006)	(1,390,096)
Trex Co., Inc.*	(15,032)	(1,437,811)
Valence Technology, Inc.*‡	(27,585)	(3)
Virgin Galactic Holdings, Inc.*	(16,802)	(413,329)
WillScot Corp.*	(74,296)	(1,303,152)
		(14,214,038)
Information Technology—14.5%
8x8, Inc.*	(61,237)	(1,132,884)
ANTs software, Inc.*‡	(10,334)	(1)
Appian Corp.*	(14,685)	(648,343)
Benefitfocus, Inc.*	(17,185)	(214,469)
Blackbaud, Inc.	(7,670)	(520,026)
Calix, Inc.*	(117,179)	(1,054,611)
Consygen, Inc.*‡	(200)	0
Coupa Software, Inc.*	(4,164)	(623,559)
Cree, Inc.*	(24,552)	(1,098,211)
Crowdstrike Holdings, Inc., Class A*	(7,387)	(440,561)
FireEye, Inc.*	(88,714)	(1,174,130)
Impinj, Inc.*	(15,416)	(474,042)
Inphi Corp.*	(6,503)	(485,514)
Inseego Corp.*	(250,489)	(1,738,394)
Interliant, Inc.*‡	(600)	0
LivePerson, Inc.*	(22,363)	(591,725)
MongoDB, Inc.*	(6,797)	(1,036,542)
Nestor, Inc.*‡	(15,200)	(2)
New Relic, Inc.*	(18,502)	(1,040,922)
nLight, Inc.*	(50,625)	(835,819)
Okta, Inc.*	(4,188)	(536,315)
Proofpoint, Inc.*	(9,423)	(1,004,963)
PROS Holdings, Inc.*	(14,338)	(656,537)
Q2 Holdings, Inc.*	(8,587)	(647,202)
Shopify, Inc., Class A*	(1,879)	(870,559)
Square, Inc., Class A*	(11,375)	(947,879)
SunPower Corp.*	(81,160)	(695,541)
Tiger Telematics, Inc.*‡	(6,510)	0
Tucows, Inc., Class A*	(4,386)	(224,081)
Uni-Pixel, Inc.*	(19,665)	(22)
Veeco Instruments, Inc.*	(50,048)	(670,143)
Worldgate Communications, Inc.*‡	(582,655)	(58)
Xybernaut Corp.*‡	(34,156)	0
Yext, Inc.*	(42,135)	(638,767)
Zendesk, Inc.*	(7,329)	(581,263)
Zscaler, Inc.*	(12,665)	(658,453)
		(21,241,538)
Materials—0.9%
MAG Silver Corp.*	(78,908)	(663,616)
Mountain Province Diamonds, Inc.*	(10,619)	(7,120)
Seabridge Gold, Inc.*	(62,264)	(612,055)
		(1,282,791)
Real Estate—1.8%
Agree Realty Corp.	(14,679)	(1,054,246)
eXp World Holdings, Inc.*	(66,483)	(635,578)
Redfin Corp.*	(37,174)	(1,005,928)
		(2,695,752)

The accompanying notes are an integral part of the financial statements.

16  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Utilities—1.3%
Cadiz, Inc.*	(31,921)	$(279,628)
California Water Service Group	(21,316)	(1,022,315)
PNM Resources, Inc.	(12,737)	(599,658)
		(1,901,601)
TOTAL COMMON STOCKS (Proceeds $(88,007,447))		(86,125,784)
EXCHANGE TRADED FUNDS—0.0%
iPath Series B S&P 500 VIX Short-Term Futures ETN*	(9,096)	0
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(226,025))		0
TOTAL SECURITIES SOLD SHORT—(58.4%) (Proceeds $(88,233,473))		(86,125,784)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT
OPTIONS WRITTEN††—(0.3%)
Call Options Written—(0.3%)
Alpha Pro Tech Ltd.
Counterparty:
Goldman Sachs
Expiration: 05/15/2020, Exercise Price: 25.00	(123)	(258,300)	(95,940)
Novavax, Inc.
Counterparty: Goldman Sachs
Expiration: 04/17/2020, Exercise Price: 10.00	(410)	(656,000)	(311,600)
Omeros Corp.
Counterparty: Goldman Sachs
Expiration: 05/15/2020, Exercise Price: 19.00	(140)	(166,740)	(4,200)
UnitedHealth Group, Inc.
Counterparty: Goldman Sachs
Expiration: 01/15/2021, Exercise Price: 300.00	(69)	(1,759,224)	(86,940)
Wrap Technologies, Inc.
Counterparty: Goldman Sachs
Expiration: 07/17/2020, Exercise Price: 7.50	(58)	(34,104)	(3,480)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(395,216))			(502,160)
TOTAL OPTIONS WRITTEN (Premiums received $(395,216))			(502,160)
OTHER ASSETS IN EXCESS OF LIABILITIES—44.8%			66,124,731
NET ASSETS—100.0%			$147,583,704

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $15,181,387.
(b)	—	Seven-day yield as of February 29, 2020.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $(81) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  17

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$12,136,877	$12,136,877	$—	$—		$—
Consumer Discretionary	11,311,944	11,311,944	—	—		—
Consumer Staples	4,638,124	4,638,124	—	—		—
Energy	13,225,650	13,225,650	—	—		—
Financials	19,958,408	19,958,408	—	—		—
Health Care	23,452,001	23,452,001	—	—		—
Industrials	12,753,605	12,753,605	—	—		—
Information Technology	31,345,262	31,345,262	—	—		—
Materials	4,956,556	4,956,556	—	—		—
Real Estate	6,132,799	6,132,799	—	—		—
Utilities	1,380,237	1,380,237	—	—		—
Investments Purchased with Proceeds from Securities Lending Collateral	15,802,657	—	—	—		15,802,657
Purchased Option			—	—		—
Equity Contracts	9,696	—	9,696	—		—
Short-Term Investments	10,983,101	10,983,101	—	—		—
Total Assets	$168,086,917	$152,274,564	$9,696	$—		$15,802,657

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(7,410,613)	$(7,410,613)	$—	$—		$—
Consumer Discretionary	(15,948,554)	(15,948,554)	—	—	**	—
Consumer Staples	(6,737,411)	(6,737,411)	—	—	**	—
Energy	(147,947)	(147,916)	(31)	—		—
Financials	(3,865,410)	(3,865,410)	—	—		—
Health Care	(10,680,129)	(10,680,129)	—	—	**	—
Industrials	(14,214,038)	(14,214,018)	—	(20)		—
Information Technology	(21,241,538)	(21,241,477)	—	(61)		—
Materials	(1,282,791)	(1,282,791)	—	—		—
Real Estate	(2,695,752)	(2,695,752)	—	—		—
Utilities	(1,901,601)	(1,901,601)	—	—		—
Exchange Traded Funds	— **	— **	—	—		—
Options Written
Equity Contracts	(502,160)	(497,960)	(4,200)	—		—
Total Liabilities	$(86,627,944)	$(86,623,632)	$(4,231)	$(81)		$—

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

18  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—100.0%
COMMON STOCKS—95.7%
Communication Services—8.2%
Activision Blizzard, Inc.	188,664	$10,967,038
Alphabet, Inc., Class A*†	28,090	37,619,533
Alphabet, Inc., Class C*	10,701	14,332,170
Altice USA, Inc., Class A*	628,550	16,254,303
AT&T, Inc.	411,516	14,493,594
Bharti Airtel Ltd.*	610,724	4,430,166
Comcast Corp., Class A†	887,546	35,883,485
Electronic Arts, Inc.*	113,865	11,542,495
Fox Corp., Class A	276,383	8,496,013
KT Corp. - SP ADR	689,118	6,649,989
Momo, Inc. - SP ADR	164,642	4,629,733
Nexstar Media Group, Inc., Class A	219,738	25,265,475
Nintendo Co., Ltd.	27,300	9,151,902
Verizon Communications, Inc.†	123,499	6,688,706
Yelp, Inc.*	254,703	7,964,563
		214,369,165
Consumer Discretionary—9.4%
Accor SA	318,429	11,582,130
AutoZone, Inc.*	34,585	35,709,358
Booking Holdings, Inc.*	7,636	12,948,060
eBay, Inc.†	663,516	22,984,194
Expedia Group, Inc.	63,243	6,237,025
Foot Locker, Inc.	307,092	11,132,085
Gentex Corp.	333,380	8,901,246
GVC Holdings PLC	969,678	9,969,425
Koito Manufacturing Co., Ltd.	198,800	7,787,932
Las Vegas Sands Corp.	226,945	13,233,163
Lennar Corp., Class A	113,217	6,831,514
Melco Resorts & Entertainment Ltd. - ADR	805,408	13,965,775
Mohawk Industries, Inc.*	173,662	21,039,151
Sony Corp.	166,500	10,264,372
Stars Group, Inc., (The)*	318,258	7,304,021
Tractor Supply Co.	85,154	7,536,981
TS Tech Co., Ltd.	246,600	6,377,379
Whirlpool Corp.	79,846	10,209,110
Wyndham Destinations, Inc.	302,308	12,062,089
Wyndham Hotels & Resorts, Inc.	35,933	1,830,786
Wynn Macau Ltd.	4,619,200	9,593,531
		247,499,327
Consumer Staples—8.7%
Altria Group, Inc.†	576,895	23,289,251
Ambev SA - ADR	1,500,211	4,815,677
Archer-Daniels-Midland Co.	403,401	15,188,048
British American Tobacco PLC - SP ADR	511,292	20,349,422
Coca-Cola European Partners PLC†	450,550	22,960,028
Kimberly-Clark Corp.	146,599	19,232,323
Kroger Co., (The)	206,874	5,819,366
Mondelez International, Inc., Class A	487,098	25,718,774
Nomad Foods Ltd.*†	1,184,149	21,859,390
PepsiCo, Inc.	108,980	14,388,629
Philip Morris International, Inc.	354,218	28,999,828
Tyson Foods, Inc., Class A	215,810	14,638,392
Unilever NV	183,513	9,682,146
		226,941,274
	NUMBER OF SHARES	VALUE
Energy—7.2%
Apergy Corp.*	209,724	$3,900,866
BP PLC-SP ADR	617,181	19,311,593
Cactus, Inc., Class A	222,793	6,084,477
Canadian Natural Resources Ltd.	338,155	8,724,399
ConocoPhillips	228,017	11,040,583
Diamondback Energy, Inc.	71,003	4,402,186
Enerplus Corp.	646,701	2,808,916
Kosmos Energy Ltd.	2,563,930	7,819,986
Marathon Oil Corp.	748,498	6,197,563
Marathon Petroleum Corp.	519,742	24,646,166
Noble Energy, Inc.	1,086,885	17,205,390
Petroleo Brasileiro SA - SP ADR	930,441	11,258,336
Royal Dutch Shell PLC, Class A	905,567	19,548,007
TOTAL SA-SP ADR	461,598	19,913,338
Valero Energy Corp.	375,404	24,870,515
		187,732,321
Financials—18.3%
Alleghany Corp.*†	17,453	11,732,779
Allstate Corp., (The)†	58,244	6,130,181
American Express Co.	60,072	6,603,715
American International Group, Inc.†	604,905	25,502,795
Ameriprise Financial, Inc.	164,356	23,223,503
Aon PLC	32,596	6,779,968
Aviva PLC	2,230,514	10,216,895
AXA SA	213,677	4,966,770
Bank of America Corp.†	1,090,792	31,087,572
Bank of Ireland Group PLC	866,756	3,245,385
Berkshire Hathaway, Inc., Class B*†	159,863	32,986,131
Capital One Financial Corp.†	27,851	2,458,129
Charles Schwab Corp., (The)	157,577	6,421,263
Chubb Ltd.†	100,033	14,507,786
Citigroup, Inc.†	480,244	30,476,284
DBS Group Holdings Ltd.	298,900	5,226,032
Discover Financial Services†	128,617	8,434,703
DNB ASA	451,324	7,559,362
East West Bancorp, Inc.	83,338	3,228,514
Everest Re Group Ltd.	25,815	6,399,022
Fifth Third Bancorp†	476,320	11,622,208
Goldman Sachs Group, Inc., (The)†	34,013	6,828,790
Hana Financial Group, Inc.	171,030	4,429,097
Huntington Bancshares, Inc.†	1,342,747	16,475,506
ING Groep NV	642,622	6,153,633
JPMorgan Chase & Co.†	275,415	31,978,436
KeyCorp	1,133,119	18,526,496
Marsh & McLennan Cos., Inc.	64,038	6,695,813
Moody’s Corp.	47,034	11,289,571
Navient Corp.†	130,602	1,466,660
PNC Financial Services Group, Inc., (The)	24,273	3,068,107
Regions Financial Corp.	804,532	10,877,273
Reinsurance Group of America, Inc.	47,404	5,784,710
S&P Global, Inc.	43,273	11,506,723
SLM Corp.	793,803	8,231,737
Sumitomo Mitsui Financial Group, Inc.	170,100	5,397,241
Synchrony Financial	180,362	5,248,534
Travelers Cos., Inc., (The)†	109,250	13,089,243
Truist Financial Corp.†	546,537	25,217,217
United Overseas Bank Ltd.	289,200	5,161,798
Wells Fargo & Co.†	596,320	24,359,672
		480,595,254

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  19

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—13.1%
AbbVie, Inc.†	199,455	$17,095,288
AmerisourceBergen Corp.	93,141	7,853,649
Anthem, Inc.†	90,946	23,381,307
AstraZeneca PLC	96,179	8,441,143
Avantor, Inc.*	956,031	15,057,488
Biogen, Inc.*	28,554	8,805,768
Boston Scientific Corp.*	208,683	7,802,657
Centene Corp.*	166,403	8,822,687
Change Healthcare, Inc.*	735,763	9,999,019
Cigna Corp.†	146,845	26,863,824
CVS Health Corp.†	272,438	16,122,881
Envista Holdings Corp.*	173,623	4,406,552
Humana, Inc.	44,260	14,149,037
ICON PLC*	85,644	13,365,603
IQVIA Holdings, Inc.*	55,918	7,800,002
Jazz Pharmaceuticals PLC*	66,653	7,637,101
Johnson & Johnson†	113,347	15,242,905
McKesson Corp.	56,373	7,884,328
Medtronic PLC	199,263	20,059,806
Merck & Co., Inc.	176,175	13,487,958
Molina Healthcare, Inc.*	29,270	3,587,038
Novartis AG - SP ADR	104,548	8,777,850
Novo Nordisk A/S, Class B	261,038	15,293,945
Pfizer, Inc.†	221,750	7,410,885
PPD, Inc.*	353,099	9,844,400
Syneos Health, Inc.*	183,656	11,634,608
UnitedHealth Group, Inc.	109,846	28,006,336
Universal Health Services, Inc., Class B	42,454	5,253,258
		344,087,323
Industrials—11.2%
AMETEK, Inc.†	214,950	18,485,700
Brenntag AG	210,900	9,569,153
Caterpillar, Inc.	48,295	6,000,171
CH Robinson Worldwide, Inc.	198,346	13,666,039
Cummins, Inc.	46,377	7,016,376
Deere & Co.	82,813	12,958,578
Delta Air Lines, Inc.	178,514	8,234,851
Dover Corp.	126,156	12,961,267
Eaton Corp. PLC†	153,461	13,921,982
Expeditors International of Washington, Inc.	282,738	19,910,410
HD Supply Holdings, Inc.*	203,427	7,734,295
ITT, Inc.	147,906	8,896,546
Kansas City Southern	81,944	12,347,322
KAR Auction Services, Inc.	472,700	9,099,475
Leonardo SpA	498,192	5,109,218
Oshkosh Corp.	101,973	7,357,352
Owens Corning	442,151	24,977,110
Parker-Hannifin Corp.†	61,293	11,325,108
Southwest Airlines Co.	228,952	10,575,293
Spirit AeroSystems Holdings, Inc., Class A	103,537	5,470,895
Teleperformance	56,118	13,690,032
Textron, Inc.	387,668	15,739,321
Union Pacific Corp.	57,518	9,191,952
United Parcel Service, Inc., Class B	243,394	22,024,723
United Technologies Corp.†	63,856	8,338,955
		294,602,124
	NUMBER OF SHARES	VALUE
Information Technology—13.8%
Amdocs Ltd.†	142,312	$9,072,390
Arrow Electronics, Inc.*†	174,211	11,682,590
Broadcom, Inc.	62,134	16,938,971
Capgemini SA	180,380	19,989,174
CDK Global, Inc.†	579,456	26,666,565
CDW Corp.†	104,306	11,913,831
Cisco Systems, Inc.†	308,734	12,327,749
Flex Ltd.*†	2,059,420	22,880,156
Hewlett Packard Enterprise Co.†	1,593,082	20,375,519
HP, Inc.†	719,209	14,952,355
Jabil, Inc.†	261,388	8,377,485
KLA-Tencor Corp.	84,180	12,939,308
Leidos Holdings, Inc.†	223,309	22,922,669
Marvell Technology Group Ltd.†	171,062	3,643,621
Micron Technology, Inc.*	175,057	9,200,996
Microsoft Corp.†	269,794	43,709,326
Oracle Corp.†	527,329	26,081,692
Qorvo, Inc.*	87,072	8,757,702
Samsung Electronics Co., Ltd.	832,180	37,457,566
Science Applications International Corp.	175,134	14,033,487
Western Digital Corp.	136,077	7,560,438
Xerox Holdings Corp.	1,323	42,601
		361,526,191
Materials—4.9%
Barrick Gold Corp.	1,029,540	19,602,442
Corteva, Inc.	672,442	18,290,422
DuPont de Nemours, Inc.	308,310	13,226,499
Eagle Materials, Inc.	354,859	28,009,021
FMC Corp.	156,650	14,584,115
Graphic Packaging Holding Co.†	548,774	7,419,425
Mosaic Co., (The)†	694,375	11,825,206
Nutrien Ltd.†	165,089	6,674,548
Yamana Gold, Inc.	2,270,107	8,671,809
		128,303,487
Real Estate—0.2%
Retail Properties of America, Inc., Class A	454,943	4,763,253
Utilities—0.7%
FirstEnergy Corp.	140,505	6,256,688
Vistra Energy Corp.	601,519	11,567,210
TOTAL COMMON STOCKS (Cost $2,196,076,260)		2,508,243,617
PREFERRED STOCKS—0.3%
Consumer Discretionary—0.3%
Schaeffler AG, 7.008%	909,240	8,288,774
TOTAL PREFERRED STOCKS (Cost $10,015,040)		8,288,774
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV*‡	1,204,819	167,719
TOTAL WARRANTS (Cost $0)		167,719
SHORT-TERM INVESTMENTS—4.0%
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio, 1.44%(a)	102,512,376	102,512,376
TOTAL SHORT-TERM INVESTMENTS (Cost $102,512,376)		102,512,376
TOTAL LONG POSITIONS—100.0% (Cost $2,308,603,676)		2,619,212,486

The accompanying notes are an integral part of the financial statements.

20  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SECURITIES SOLD SHORT—(44.8%)
COMMON STOCKS—(44.5%)
Communication Services—3.3%
Autohome, Inc.-ADR*	(172,103)	$(13,367,240)
Clear Channel Outdoor Holdings, Inc.*	(2,503,729)	(5,182,719)
Cogent Communications Holdings, Inc.	(60,414)	(4,410,826)
Dentsu Group, Inc.	(261,700)	(6,767,139)
Gogo, Inc.*	(913,296)	(3,296,999)
Lions Gate Entertainment Corp.,Class A*	(752,537)	(5,982,669)
Meredith Corp.	(291,577)	(7,683,054)
Pearson PLC	(1,541,477)	(11,182,201)
Proximus SADP	(250,132)	(6,212,007)
Roku, Inc.*	(41,966)	(4,770,275)
ViacomCBS, Inc., Class B	(286,651)	(7,054,481)
Zillow Group, Inc., Class C*	(180,703)	(10,085,034)
		(85,994,644)
Consumer Discretionary—-5.9%
Carnival Corp.	(95,928)	(3,209,751)
Carvana Co.*	(195,752)	(16,229,798)
Choice Hotels International, Inc.	(51,489)	(4,699,916)
Cracker Barrel Old Country Store, Inc.	(59,140)	(8,476,536)
Gestamp Automocion SA	(1,083,786)	(3,798,636)
GrubHub, Inc.*	(168,325)	(8,098,116)
Mattel, Inc.*	(637,496)	(7,516,078)
MercadoLibre, Inc.*	(11,726)	(7,223,568)
MGM China Holdings Ltd.	(5,345,600)	(7,389,589)
Nissan Motor Co., Ltd.	(1,428,900)	(6,124,046)
Pinduoduo, Inc.-ADR*	(122,792)	(4,393,498)
Shake Shack, Inc. Class A*	(117,113)	(6,961,197)
Stitch Fix, Inc., Class A*	(177,856)	(4,273,880)
Tesla Motors, Inc.*	(18,502)	(12,359,151)
Texas Roadhouse, Inc.	(127,551)	(7,170,917)
Vail Resorts, Inc.	(16,317)	(3,469,157)
Wayfair, Inc. Class A*	(89,218)	(5,639,470)
Whitbread PLC	(225,310)	(11,363,504)
William Hill PLC	(2,393,753)	(4,568,580)
WW International, Inc.*	(116,369)	(3,491,070)
Xinyi Glass Holdings Ltd.	(13,712,000)	(17,168,117)
		(153,624,575)
Consumer Staples—3.4%
B&G Foods, Inc.	(215,651)	(3,191,635)
Cal-Maine Foods, Inc.	(264,420)	(9,225,614)
Campbell Soup Co.	(146,286)	(6,600,424)
Casey’s General Stores, Inc.	(68,481)	(11,163,773)
Hain Celestial Group Inc., (The)*	(367,149)	(8,712,446)
Hormel Foods Corp.	(162,163)	(6,745,981)
Japan Tobacco, Inc.	(526,900)	(10,416,843)
Kose Corp.	(51,300)	(6,112,102)
Kraft Heinz Co., (The)	(247,626)	(6,133,696)
Molson Coors Brewing Co., Class B	(123,601)	(6,131,845)
National Beverage Corp.*	(222,876)	(9,425,426)
Rite Aid Corp.*	(301,590)	(4,107,656)
		(87,967,441)
Energy—1.9%
Antero Resources Corp.*	(2,410,176)	(3,856,281)
Apache Corp.	(352,108)	(8,774,531)
ARC Resources Ltd.	(2,166,904)	(9,427,990)
CNX Resources Corp.*	(1,196,646)	(6,354,190)
Murphy Oil Corp.	(244,293)	(4,604,923)
	NUMBER OF SHARES	VALUE
Energy—(continued)
National Oilwell Varco, Inc.	(399,683)	$(7,478,069)
SM Energy Co.	(339,073)	(2,227,710)
Woodside Petroleum Ltd.	(361,494)	(6,730,551)
		(49,454,245)
Financials—9.9%
Ares Management Corp., Class A	(142,766)	(4,938,276)
Bank of Hawaii Corp.	(60,019)	(4,466,614)
Bankinter SA	(789,259)	(4,663,620)
Canadian Western Bank	(299,584)	(6,673,542)
CNO Financial Group, Inc.	(396,522)	(6,352,282)
Commonwealth Bank of Australia	(156,443)	(8,398,340)
Community Bank System, Inc.	(302,163)	(18,374,532)
Credit Suisse Group AG	(1,106,521)	(12,431,207)
Cullen/Frost Bankers, Inc.	(54,619)	(4,281,583)
CVB Financial Corp.	(616,793)	(11,435,342)
Deutsche Bank AG	(531,447)	(4,665,824)
FGL Holdings	(1,130,661)	(12,934,762)
First Financial Bankshares, Inc.	(587,078)	(16,872,622)
First Republic Bank	(73,555)	(7,397,426)
Franklin Resources, Inc.	(185,219)	(4,030,365)
Glacier Bancorp, Inc.	(383,026)	(14,283,040)
Hang Seng Bank Ltd.	(226,500)	(4,777,003)
Hiscox Ltd.	(410,658)	(6,536,606)
Independent Bank Corp.	(105,984)	(7,157,099)
LendingClub Corp.*	(340,824)	(3,752,468)
MarketAxess Holdings, Inc.	(17,905)	(5,807,129)
New York Community Bancorp, Inc.	(400,940)	(4,334,161)
Prosperity Bancshares, Inc.	(169,318)	(10,937,943)
RLI Corp.	(142,505)	(11,454,552)
Standard Chartered PLC	(585,716)	(4,238,294)
Svenska Handelsbanken AB, Class A	(478,265)	(4,836,060)
Trupanion, Inc.*	(130,535)	(4,012,646)
Trustmark Corp.	(428,611)	(11,529,636)
UMB Financial Corp.	(62,938)	(3,659,845)
United Bankshares, Inc.	(324,909)	(9,383,372)
Westamerica Bancorporation	(318,386)	(18,409,079)
WisdomTree Investments, Inc.	(1,620,134)	(6,577,744)
		(259,603,014)
Health Care—3.2%
ABIOMED, Inc.*	(47,366)	(7,117,215)
Acadia Healthcare Co., Inc.*	(136,255)	(4,033,148)
Align Technology, Inc.*	(27,638)	(6,034,757)
Allogene Therapeutics, Inc.*	(263,035)	(7,101,945)
Glaukos Corp.*	(100,156)	(4,404,861)
GW Pharmaceuticals PLC-ADR*	(75,426)	(7,716,834)
Health Catalyst, Inc.*	(120,034)	(3,646,633)
Inovalon Holdings, Inc., Class A*	(860,044)	(16,753,657)
Livongo Health, Inc.*	(210,084)	(5,254,201)
Medpace Holdings, Inc.*	(58,047)	(5,220,747)
Phreesia, Inc.*	(151,623)	(4,706,378)
SmileDirectClub, Inc.*	(370,208)	(2,769,156)
Tabula Rasa HealthCare, Inc.*	(113,181)	(6,357,377)
Tivity Health, Inc.*	(317,454)	(4,022,142)
		(85,139,051)
Industrials—5.6%
AAON, Inc.	(152,783)	(8,404,593)
AO Smith Corp.	(166,994)	(6,604,613)
Cornerstone Building Brands, Inc.*	(1,026,361)	(7,543,753)
Healthcare Services Group, Inc.	(231,681)	(6,380,495)
John Bean Technologies Corp.	(97,504)	(9,444,237)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  21

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Industrials—(continued)
Komax Holding AG	(36,403)	$(6,990,597)
Proto Labs, Inc.*	(100,998)	(8,851,465)
QUBE Holdings Ltd.	(4,387,421)	(8,434,933)
Rolls-Royce Holdings PLC*	(1,095,465)	(8,815,841)
SiteOne Landscape Supply, Inc.*	(124,208)	(12,327,644)
Societe BIC SA	(128,969)	(7,795,033)
Sotetsu Holdings, Inc.	(355,000)	(8,040,305)
Tomra Systems ASA	(254,757)	(8,196,819)
Trex Co., Inc.*	(212,118)	(20,289,087)
Trinity Industries, Inc.	(455,214)	(9,263,605)
Triumph Group, Inc.	(498,124)	(9,464,356)
		(146,847,376)
Information Technology—5.1%
Altair Engineering, Inc., Class A*	(159,069)	(5,535,601)
Appian Corp.*	(211,896)	(9,355,208)
Blackbaud, Inc.	(130,100)	(8,820,780)
Blackline, Inc.*	(198,127)	(12,396,806)
Cognex Corp.	(266,077)	(11,851,070)
Cree, Inc.*	(192,764)	(8,622,334)
Guidewire Software, Inc.*	(73,367)	(8,041,757)
HubSpot, Inc.*	(63,775)	(11,444,424)
Knowles Corp.*	(411,410)	(6,837,634)
Manhattan Associates, Inc.*	(90,537)	(6,098,572)
MongoDB, Inc.*	(67,461)	(10,287,802)
Q2 Holdings, Inc.*	(126,864)	(9,561,740)
RealPage, Inc.*	(176,095)	(11,287,690)
Shopify, Inc., Class A*	(15,487)	(7,175,282)
Slack Technologies, Inc., Class A*	(253,607)	(6,852,461)
		(134,169,161)
Materials—5.0%
Alumina Ltd.	(2,847,186)	(3,644,676)
Amcor PLC	(987,450)	(9,203,034)
BillerudKorsnas AB	(299,949)	(3,646,594)
Compass Minerals International, Inc.	(257,735)	(14,059,444)
Croda International PLC	(188,583)	(11,147,030)
Ecolab, Inc.	(31,638)	(5,709,077)
Fortescue Metals Group Ltd.	(935,273)	(6,247,030)
Gerdau SA-SP ADR	(1,880,107)	(7,031,600)
Greif, Inc., Class A	(349,366)	(12,346,594)
International Flavors & Fragrances, Inc.	(85,061)	(10,188,607)
Mitsubishi Chemical Holdings Corp.	(1,415,800)	(9,465,161)
Mitsui Chemicals, Inc.	(552,700)	(11,898,269)
Quaker Chemical Corp.	(61,972)	(9,764,928)
Tokai Carbon Co., Ltd.	(849,700)	(7,634,308)
Umicore SA	(216,937)	(9,135,345)
		(131,121,697)
Real Estate—0.8%
Iron Mountain, Inc.	(287,949)	(8,756,529)
Public Storage	(53,871)	(11,265,504)
		(20,022,033)
Utilities—0.4%
Kyushu Electric Power Co, Inc.	(602,000)	(4,358,028)
Pennon Group PLC	(404,919)	(5,663,402)
		(10,021,430)
TOTAL COMMON STOCKS (Proceeds $(1,187,723,004))		(1,163,964,667)
	NUMBER OF SHARES	VALUE
PREFERRED STOCKS—(0.3%)
Consumer Staples—0.3%
Henkel AG & Co KGaA, 2.206%	(93,307)	$(8,693,120)
TOTAL PREFERRED STOCKS (Proceeds $(9,212,104))		(8,693,120)
TOTAL SECURITIES SOLD SHORT—(44.8%) (Proceeds $(1,196,935,108))		(1,172,657,787)
OTHER ASSETS IN EXCESS OF LIABILITIES—44.8%		1,173,774,449
NET ASSETS—100.0%		$2,620,329,148

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	Seven-day yield as of February 29, 2020.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $167,719 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

22  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	9/15/2020	1.65%	Monthly	1,006,440	$10,708,522	$(4,124,769)
Total Long						10,708,522	(4,124,769)
Short
Brazil
Usinas Siderurgicas de Minas Gerais SA	Goldman Sachs	9/15/2020	1.58	Monthly	(2,019,800)	$(3,685,585)	$849,909
China
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	1.00	Monthly	(6,008,100)	(11,874,174)	(136,325)
Indonesia
Unilever Indonesia TBK PT	Macquarie	9/15/2020	1.57	Monthly	(10,724,000)	(5,151,585)	653,700
South Korea
Cellitrion Health, Class C	Macquarie	9/15/2020	1.57	Monthly	(117,308)	(6,385,677)	419,761
Celltrion Inc.	Goldman Sachs	9/15/2020	1.58	Monthly	(45,958)	(6,556,415)	573,261
Samsung Biologics	Macquarie	9/15/2020	1.57	Monthly	(9,659)	(3,706,805)	458,766
Sillajen, Inc.	Goldman Sachs	9/15/2020	1.58	Monthly	(454,711)	(4,260,534)	512,823
						(20,909,431)	1,964,611
Switzerland
Stadler Rail AG	Morgan Stanley	9/15/2020	-0.71	Monthly	(150,208)	(7,124,293)	302,507
Taiwan
Eclat Textile Co., Ltd.	Macquarie	9/15/2020	1.57	Monthly	(869,000)	(10,125,614)	752,292
Total Short						(58,870,682)	4,386,694
Net unrealized gain/(loss) on Contracts For Difference							$261,925

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  23

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$214,369,165	$205,217,263	$9,151,902	$—
Consumer Discretionary	247,499,327	191,924,558	55,574,769	—
Consumer Staples	226,941,274	226,941,274	—	—
Energy	187,732,321	168,184,314	19,548,007	—
Financials	480,595,254	428,239,041	52,356,213	—
Health Care	344,087,323	320,352,235	23,735,088	—
Industrials	294,602,124	266,233,721	28,368,403	—
Information Technology	361,526,191	304,079,451	57,446,740	—
Materials	128,303,487	128,303,487	—	—
Real Estate	4,763,253	4,763,253	—	—
Utilities	17,823,898	17,823,898	—	—
Preferred Stock
Consumer Discretionary	8,288,774	—	8,288,774	—
Warrants	167,719	—	—	167,719
Short-Term Investments	102,512,376	102,512,376	—	—
Contracts For Difference
Equity Contracts	4,523,019	1,152,416	3,370,603	—
Total Assets	$2,623,735,505	$2,365,727,287	$257,840,499	$167,719

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(85,994,644)	$(61,833,297)	$(24,161,347)	$—
Consumer Discretionary	(153,624,575)	(103,212,103)	(50,412,472)	—
Consumer Staples	(87,967,441)	(71,438,496)	(16,528,945)	—
Energy	(49,454,245)	(42,723,694)	(6,730,551)	—
Financials	(259,603,014)	(209,056,060)	(50,546,954)	—
Health Care	(85,139,051)	(85,139,051)	—	—
Industrials	(146,847,376)	(115,184,722)	(31,662,654)	—
Information Technology	(134,169,161)	(134,169,161)	—	—
Materials	(131,121,697)	(68,303,284)	(62,818,413)	—
Real Estate	(20,022,033)	(20,022,033)	—	—
Utilities	(10,021,430)	—	(10,021,430)	—
Preferred Stock
Consumer Staples	(8,693,120)	—	(8,693,120)	—
Contracts For Difference
Equity Contracts	(4,261,094)	(4,124,769)	(136,325)	—
Total Liabilities	$(1,176,918,881)	$(915,206,670)	$(261,712,211)	$—

The accompanying notes are an integral part of the financial statements.

24  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.4%
Communication Services—6.8%
Activision Blizzard, Inc.(a)#	344,035	$19,998,755
Alphabet, Inc., Class A*	10,659	14,275,066
Comcast Corp., Class A(a)	203,703	8,235,712
Electronic Arts, Inc.*	50,392	5,108,237
Facebook, Inc., Class A*	73,576	14,161,173
Fox Corp., Class A	413,983	12,725,837
Interpublic Group of Cos., Inc., (The)(a)	551,669	11,783,650
Momo, Inc.-SP ADR	189,562	5,330,484
NetEase, Inc.-ADR	21,837	6,959,670
Omnicom Group, Inc.(a)	72,772	5,041,644
		103,620,228
Consumer Discretionary—6.8%
AutoZone, Inc.*	7,912	8,169,219
Booking Holdings, Inc.*	4,574	7,755,949
eBay, Inc.	370,709	12,841,360
Fiat Chrysler Automobiles NV(a)	219,214	2,727,022
Foot Locker, Inc.(a)	229,301	8,312,161
H&R Block, Inc.(a)	102,615	2,121,052
International Game Technology PLC(a)#	488,200	5,194,448
Las Vegas Sands Corp.	83,218	4,852,442
Lear Corp.(a)	58,017	6,451,490
Lowe’s Cos., Inc.	122,917	13,099,265
Melco Resorts & Entertainment Ltd. - ADR	361,838	6,274,271
Mohawk Industries, Inc.*	70,913	8,591,110
Target Corp.	63,934	6,585,202
Wyndham Destinations, Inc.	106,721	4,258,168
Wyndham Hotels & Resorts, Inc.	36,766	1,873,228
Wynn Resorts Ltd.	55,033	5,942,463
		105,048,850
Consumer Staples—2.9%
Altria Group, Inc.	141,931	5,729,754
Ambev SA - ADR(a)	1,534,714	4,926,432
PepsiCo, Inc.	194,683	25,703,997
Philip Morris International, Inc.	106,316	8,704,091
		45,064,274
Energy—3.9%
Apergy Corp.*(a)	158,945	2,956,377
Canadian Natural Resources Ltd.(a)	291,124	7,510,999
Cimarex Energy Co.	187,407	6,193,801
Diamondback Energy, Inc.	170,937	10,598,094
Marathon Oil Corp.	910,811	7,541,515
Marathon Petroleum Corp.	157,314	7,459,830
Phillips 66	81,762	6,120,703
Valero Energy Corp.(a)	104,119	6,897,884
World Fuel Services Corp.	139,716	3,951,169
		59,230,372
Financials—27.4%
Aflac, Inc.	145,768	6,246,159
Alleghany Corp.*	25,823	17,359,512
Allstate Corp., (The)	183,447	19,307,797
American International Group, Inc.(a)	614,658	25,913,981
Aon PLC	47,037	9,783,696
Bank of America Corp.	1,209,904	34,482,264
Capital One Financial Corp.	147,244	12,995,755
Charles Schwab Corp., (The)(a)	199,678	8,136,879
Chubb Ltd.	162,062	23,503,852
	NUMBER OF SHARES	VALUE
Financials—(continued)
Citigroup, Inc.	452,972	$28,745,603
Discover Financial Services	122,777	8,051,716
Fifth Third Bancorp	271,382	6,621,721
Globe Life, Inc.	55,706	5,161,718
Goldman Sachs Group, Inc., (The)	65,590	13,168,504
Huntington Bancshares, Inc.(a)	861,063	10,565,243
JPMorgan Chase & Co.	287,288	33,357,010
KeyCorp	1,272,738	20,809,266
Loews Corp.	347,518	15,857,246
Markel Corp.*	1,653	1,953,185
MetLife, Inc.	273,946	11,702,973
Prudential Financial, Inc.	146,473	11,051,388
Raymond James Financial, Inc.(a)	108,150	9,044,584
Renaissance Holdings Ltd.	62,747	10,692,089
State Street Corp.(a)	71,159	4,846,639
Synchrony Financial	270,657	7,876,119
Travelers Cos., Inc., (The)	89,090	10,673,873
Truist Financial Corp.	369,595	17,053,113
Wells Fargo & Co.	442,194	18,063,625
White Mountains Insurance Group Ltd.	16,749	16,583,185
		419,608,695
Health Care—24.6%
Abbott Laboratories	276,466	21,296,176
Alcon, Inc.*	75,867	4,650,647
Allergan PLC	69,390	13,230,591
AmerisourceBergen Corp.	127,036	10,711,675
Anthem, Inc.(a)	68,629	17,643,830
Avantor, Inc.*	397,663	6,263,192
Biogen, Inc.*	53,744	16,574,112
Centene Corp.*	338,548	17,949,815
Cigna Corp.	50,521	9,242,312
Gilead Sciences, Inc.(a)	232,683	16,138,893
GlaxoSmithKline PLC-SP ADR	203,250	8,237,722
Henry Schein, Inc.*(a)	75,968	4,629,490
Humana, Inc.	29,441	9,411,699
Jazz Pharmaceuticals PLC*	55,541	6,363,888
Johnson & Johnson	209,722	28,203,415
Laboratory Corp. of America Holdings*	47,160	8,285,540
McKesson Corp.(a)	130,952	18,314,947
Medtronic PLC	291,639	29,359,298
Merck & Co., Inc.	448,898	34,367,631
Molina Healthcare, Inc.*	40,201	4,926,633
Novartis AG-SP ADR(a)	250,924	21,067,579
Pfizer, Inc.	841,272	28,115,310
Roche Holding AG-SP ADR	246,882	9,848,123
UnitedHealth Group, Inc.	74,542	19,005,228
Zimmer Biomet Holdings, Inc.	104,240	14,192,276
		378,030,022
Industrials—11.3%
AIR LEASE Corp.	276,961	10,624,224
AMETEK, Inc.	62,757	5,397,102
Caterpillar, Inc.	62,074	7,712,074
CH Robinson Worldwide, Inc.(a)	59,747	4,116,568
Cummins, Inc.	42,745	6,466,891
Deere & Co.	50,714	7,935,727
Dover Corp.	117,698	12,092,292
Eaton Corp. PLC	163,019	14,789,084
EnerSys	77,636	4,780,825
Expeditors International of Washington, Inc.	93,180	6,561,736

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  25

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Industrials—(continued)
General Dynamics Corp.	61,154	$9,765,682
Huron Consulting Group, Inc.*	64,105	3,803,991
IAA, Inc.*	129,105	5,515,366
KAR Auction Services, Inc.(a)	83,839	1,613,901
ManpowerGroup, Inc.	54,865	4,166,448
Masco Corp.	127,614	5,273,010
Oshkosh Corp.	56,810	4,098,841
Owens Corning	127,065	7,177,902
PACCAR, Inc.	119,228	7,976,353
Robert Half International, Inc.(a)	81,416	4,104,181
Southwest Airlines Co.	147,406	6,808,683
Spirit AeroSystems Holdings, Inc., Class A	221,979	11,729,370
United Parcel Service, Inc., Class B 5	2,726	4,771,176
United Technologies Corp.	90,208	11,780,263
WESCO International, Inc.*	90,799	3,683,715
		172,745,405
Information Technology—11.0%
Alliance Data Systems Corp.	73,093	6,277,227
Amdocs Ltd.	83,078	5,296,223
Arrow Electronics, Inc.*	100,457	6,736,646
Belden, Inc.	84,511	3,374,524
CDK Global, Inc.	107,625	4,952,902
Cisco Systems, Inc.	357,796	14,286,794
Cognizant Technology Solutions Corp., Class A	127,677	7,779,360
Fidelity National Information Services, Inc.	87,818	12,269,931
Flex Ltd.*	642,628	7,139,597
Hewlett Packard Enterprise Co.	925,111	11,832,170
Jabil, Inc.	345,565	11,075,358
Leidos Holdings, Inc.	32,517	3,337,870
Microsoft Corp.	47,372	7,674,738
NortonLifeLock, Inc.	202,823	3,859,722
Oracle Corp.	401,629	19,864,570
Qorvo, Inc.*(a)	230,144	23,147,884
Science Applications International Corp.	56,963	4,564,445
TE Connectivity Ltd.	190,176	15,759,885
		169,229,846
Materials—3.2%
Cemex SAB de CV - SP ADR	843,979	2,768,251
Corteva, Inc.	570,422	15,515,478
CRH PLC-SP ADR(a)	237,524	8,047,313
DuPont de Nemours, Inc.	138,025	5,921,273
FMC Corp.	94,396	8,788,268
Mosaic Co., (The)	336,744	5,734,750
Trinseo SA	82,881	1,813,436
		48,588,769
Utilities—0.5%
Vistra Energy Corp.	401,596	7,722,690
TOTAL COMMON STOCKS (Cost $1,249,811,611)		1,508,889,151
RIGHTS—0.0%
Information Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS (Cost $0)		0
	NUMBER OF SHARES	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—8.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%(b)	133,925,535	$133,925,535
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $133,925,535)		133,925,535
SHORT-TERM INVESTMENTS—1.9%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 1.44%(b)	29,299,013	29,299,013
TOTAL SHORT-TERM INVESTMENTS (Cost $29,299,013)		29,299,013
TOTAL INVESTMENTS—109.0% (Cost $1,413,036,159)		1,672,113,669

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT
OPTIONS WRITTEN††—(0.1%)
CALL OPTIONS WRITTEN—(0.1%)
Activision Blizzard, Inc. Counterparty:
Goldman Sachs Expiration:
05/15/2020, Exercise Price: 45.00	(1,672)	(9,719,336)	(2,290,640)
International Game Technology PLC Counterparty:
Goldman Sachs Expiration:
04/17/2020, Exercise Price: 12.00	(4,882)	(5,194,448)	(288,038)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(3,314,987))			(2,578,678)
TOTAL OPTIONS WRITTEN (Premiums received $(3,314,987))			(2,578,678)
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.9)%			(135,767,070)
NET ASSETS—100.0%			$1,533,767,951

ADR	—	American Depository Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depository Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $128,690,796.
(b)	—	Seven-day yield as of February 29, 2020.
#	—	Security segregated as collateral for options written.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $0 or 0.0% of net assets.
††	—	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

26  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$103,620,228	$103,620,228	$—	$—		$—
Consumer Discretionary	105,048,850	105,048,850	—	—		—
Consumer Staples	45,064,274	45,064,274	—	—		—
Energy	59,230,372	59,230,372	—	—		—
Financials	419,608,695	419,608,695	—	—		—
Health Care	378,030,022	378,030,022	—	—		—
Industrials	172,745,405	172,745,405	—	—		—
Information Technology	169,229,846	169,229,846	—	—		—
Materials	48,588,769	48,588,769	—	—		—
Utilities	7,722,690	7,722,690	—	—		—
Rights	—	—	—	—	**	—
Investments Purchased with Proceeds from Securities Lending Collateral	133,925,535	—	—	—		133,925,535
Short-Term Investments	29,299,013	29,299,013	—	—		—
Options Written Equity Contracts	(2,578,678)	(288,038)	(2,290,640)	—		—
Total Assets	$1,669,535,021	$1,537,900,126	$(2,290,640)	$—	**	$133,925,535

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  27

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—96.4%
Consumer Discretionary—3.0%
Children’s Place, Inc., (The)(a)	1,756	$101,145
Del Taco Restaurants, Inc.*(a)	31,465	201,376
Hudson Ltd., Class A**	20,006	186,256
Libbey, Inc.*	35,893	51,686
Lindblad Expeditions Holdings, Inc.*	4,319	51,396
Lovesac Co., (The)*(a)	3,784	32,883
		624,742
Consumer Staples—8.1%
Cott Corp.(a)	31,588	450,129
Farmer Brothers Co.*	11,944	147,508
Fresh Del Monte Produce, Inc.	13,204	362,054
Ingles Markets, Inc., Class A	3,264	116,753
Landec Corp.*	33,217	340,807
Primo Water Corp.*	17,482	244,748
		1,661,999
Energy—13.5%
Ardmore Shipping Corp.	27,095	149,023
Brigham Minerals, Inc., Class A	24,134	384,937
Euronav NV	27,772	259,113
HighPoint Resources Corp.*(a)	190,150	129,435
International Seaways, Inc.*	6,729	133,840
Magnolia Oil & Gas Corp., Class A*(a)	50,834	381,763
Mammoth Energy Services, Inc.	21,374	23,298
Matrix Service Co.*	19,799	239,172
National Energy Services Reunited Corp.*	29,871	248,228
Newpark Resources, Inc.*(a)*	38,043	133,531
Scorpio Tankers, Inc.	8,771	173,490
Solaris Oilfield Infrastructure, Inc., Class A(a)	8,888	94,213
StealthGas, Inc.*	39,595	108,094
Teekay Tankers Ltd., Class A	7,897	130,695
TETRA Technologies, Inc.*	136,596	172,111
		2,760,943
Financials—24.2%
Ameris Bancorp	10,523	359,676
Argo Group International Holdings Ltd.	5,374	302,341
Banner Corp.	8,098	369,593
Byline Bancorp, Inc.	6,325	110,688
Carter Bank & Trust(a)	11,777	199,031
Central Pacific Financial Corp.	10,240	244,941
Essent Group Ltd.	6,244	272,488
First Foundation, Inc.	20,035	290,007
First Interstate BancSystem, Inc.	7,739	263,590
Hanover Insurance Group, Inc., (The)	1,442	170,935
HomeStreet, Inc.	16,969	459,690
Kemper Corp.(a)	1,420	97,753
Ladder Capital Corp.	12,685	193,446
MGIC Investment Corp.	31,229	375,685
National Bank Holdings Corp., Class A(a)	6,598	201,833
Origin Bancorp, Inc.	6,877	207,960
Popular, Inc.(a)	13,496	647,538
United Community Banks, Inc.	7,147	177,031
		4,944,226
Health Care—4.7%
Accuray, Inc.*	69,089	204,849
BioSpecifics Technologies Corp.*	2,553	140,900
IntriCon Corp.*(a)	8,473	126,078
	NUMBER OF SHARES	VALUE
Health Care—(continued)
Invacare Corp.	19,596	$148,538
PetIQ, Inc.*(a)	11,191	348,040
		968,405
Industrials—10.7%
Air Transport Services Group, Inc.*	4,724	84,560
Argan, Inc.	6,391	266,696
Beacon Roofing Supply, Inc.*	6,839	203,118
Great Lakes Dredge & Dock Corp.*	30,802	298,779
ICF International, Inc.	4,648	353,155
Maxar Technologies, Inc.(a)	18,319	278,632
Orion Group Holdings, Inc.*	22,515	88,484
PGT Innovations, Inc.*	6,757	102,504
Tutor Perini Corp.*(a)	11,081	160,675
Vectrus, Inc.*	5,210	271,389
YRC Worldwide, Inc.*(a)	33,984	72,046
		2,180,038
Information Technology—12.5%
Alpha & Omega Semiconductor Ltd.*	11,340	122,926
Axcelis Technologies, Inc.*	7,589	182,060
Celestica, Inc.*	20,409	128,985
Coherent, Inc.*	1,285	165,392
CommVault Systems, Inc.*	2,726	113,674
KBR, Inc.	25,344	657,930
MicroStrategy, Inc., Class A*	2,894	391,153
NeoPhotonics Corp.*	16,804	111,075
NetScout Systems, Inc.*	2,015	51,786
Plantronics, Inc.(a)	6,251	85,826
QAD, Inc., Class A	3,860	189,333
SMART Global Holdings, Inc.*	7,112	190,886
Unisys Corp.*	10,394	161,419
		2,552,445
Materials—4.5%
AdvanSix, Inc.*	6,659	96,755
Allegheny Technologies, Inc.*(a)	4,282	73,179
Carpenter Technology Corp.	2,931	107,714
Methanex Corp.	3,409	98,350
Schweitzer-Mauduit International, Inc.	16,122	543,634
		919,632
Real Estate—10.4%
Brixmor Property Group, Inc.(a)	19,479	354,713
Equity Commonwealth	10,522	331,022
Industrial Logistics Properties Trust	5,744	118,671
Investors Real Estate Trust	3,812	268,555
Kennedy-Wilson Holdings, Inc.	5,090	102,869
Piedmont Office Realty Trust, Inc., Class A(a)	16,339	352,759
Plymouth Industrial REIT, Inc.	11,105	208,441
UMH Properties, Inc.(a)	27,070	392,786
		2,129,816
Utilities—4.8%
ALLETE, Inc.	2,479	171,026
Avista Corp.	3,830	180,584
New Jersey Resources Corp.	5,940	209,741
NorthWestern Corp.	1,490	104,807
Portland General Electric Co.	1,880	102,291
South Jersey Industries, Inc.(a)	7,895	213,560
		982,009
TOTAL COMMON STOCKS (Cost $20,147,098)		19,724,255

The accompanying notes are an integral part of the financial statements.

28  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *‡	20,950	$733
TOTAL WARRANTS (Cost $4,475)		733
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—14.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%(b)	2,857,175	2,857,175
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $2,857,175)		2,857,175
SHORT-TERM INVESTMENTS—6.6%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 1.44%(b)	1,366,580	1,366,580
TOTAL SHORT-TERM INVESTMENTS (Cost $1,366,580)		1,366,580
TOTAL INVESTMENTS—117.0% (Cost $24,393,452)		23,948,743
LIABILITIES IN EXCESS OF OTHER ASSETS—(17.0)%		(3,480,540)
NET ASSETS—100.0%		$20,468,203

*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $2,764,540.
(b)	—	Seven-day yield as of February 29, 2020.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $733 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  29

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$624,742	$624,742	$—	$—	$—
Consumer Staples	1,661,999	1,661,999	—	—	—
Energy	2,760,943	2,760,943	—	—	—
Financials	4,944,226	4,944,226	—	—	—
Health Care	968,405	968,405	—	—	—
Industrials	2,180,038	2,180,038	—	—	—
Information Technology	2,552,445	2,552,445	—	—	—
Materials	919,632	919,632	—	—	—
Real Estate	2,129,816	2,129,816	—	—	—
Utilities	982,009	982,009	—	—	—
Warrants	733	—	—	733	—
Investments Purchased with Proceeds from Securities Lending Collateral	2,857,175	—	—	—	2,857,175
Short-Term Investments	1,366,580	1,366,580	—	—	—
Total Assets	$23,948,743	$21,090,835	$—	$733	$2,857,175

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

30  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—99.5%
Austria—0.8%
Erste Group Bank AG*	107,148	$3,668,036
Bermuda—1.6%
Axis Capital Holdings Ltd.	77,840	4,368,381
Everest Re Group Ltd.	12,708	3,150,059
		7,518,440
Canada—3.0%
Barrick Gold Corp.	219,859	4,193,250
Bausch Health Cos., Inc.*	83,942	1,857,637
Fairfax Financial Holdings Ltd.	5,022	2,163,361
Nutrien Ltd.	54,031	2,184,473
Yamana Gold, Inc.	909,789	3,475,394
		13,874,115
Denmark—1.1%
FLSmidth & Co., A/S	78,469	2,699,037
Novo Nordisk A/S, Class B	41,196	2,413,631
		5,112,668
Finland—1.7%
Sampo Oyj, Class A	190,034	7,765,146
France—11.0%
Accor SA	102,258	3,719,402
AXA SA	203,284	4,725,192
BNP Paribas SA	125,921	6,112,232
Capgemini SA	69,867	7,742,453
Cie Generale des Etablissements Michelin SCA	25,658	2,749,678
Eiffage SA	70,962	7,590,776
Peugeot SA	168,761	3,270,424
Sanofi	37,769	3,522,549
TOTAL SA	143,502	6,202,484
Vinci SA	48,731	4,924,147
		50,559,337
Germany—3.4%
Brenntag AG	93,077	4,223,177
HeidelbergCement AG	64,433	3,861,529
Rheinmetall AG	32,211	2,990,355
Siemens AG	45,922	4,724,048
		15,799,109
Greece—0.4%
Hellenic Telecommunications Organization SA	135,247	1,924,233
Hong Kong—2.2%
China Overseas Land & Investment Ltd.	704,000	2,410,948
CK Asset Holdings Ltd.	348,000	2,221,273
WH Group Ltd.	5,427,500	5,695,680
		10,327,901
Hungary—1.3%
OTP Bank PLC	131,836	5,786,696
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	6,083,800	1,818,004
Ireland—0.9%
CRH PLC	123,218	4,182,376
Italy—1.0%
Leonardo SpA	471,034	4,830,699
	NUMBER OF
	SHARES	VALUE
Japan—6.6%
Hitachi Construction Machinery Co., Ltd.	59,400	$1,446,686
Hitachi Ltd.	209,200	6,986,437
KDDI Corp.	131,400	3,712,518
Nippon Telegraph & Telephone Corp.	288,300	6,725,973
Shionogi & Co., Ltd.	43,800	2,357,755
Sony Corp.	152,100	9,376,643
		30,606,012
Macao—0.9%
Wynn Macau Ltd.	1,951,200	4,052,411
Netherlands—2.3%
Koninklijke Ahold NV	190,077	4,440,622
NXP Semiconductors NV	22,505	2,558,594
Royal Dutch Shell PLC, Class A	171,417	3,700,290
		10,699,506
Singapore—2.2%
DBS Group Holdings Ltd.	293,300	5,128,121
United Overseas Bank Ltd.	287,900	5,138,595
		10,266,716
South Korea—1.8%
KB Financial Group, Inc.	65,916	2,083,820
KT Corp. - SP ADR	311,755	3,008,435
SK Hynix, Inc.	40,535	2,995,157
		8,087,412
Sweden—0.4%
Sandvik AB	99,154	1,652,843
Switzerland—2.5%
Glencore PLC	623,729	1,574,387
Novartis AG	41,803	3,516,604
Roche Holding AG	10,174	3,271,284
STMicroelectronics NV	110,340	3,045,352
		11,407,627
United Kingdom—7.8%
Associated British Foods PLC	120,073	3,506,019
BP PLC	639,173	3,320,892
Direct Line Insurance Group PLC	1,092,497	4,354,901
easyJet PLC	95,224	1,374,594
GlaxoSmithKline PLC	175,349	3,538,433
International Game Technology PLC	177,630	1,889,983
Legal & General Group PLC	1,163,496	3,941,779
Melrose Industries PLC	557,359	1,541,444
Next PLC	23,452	1,848,397
Nomad Foods Ltd.*	179,707	3,317,391
Persimmon PLC	62,004	2,292,404
Tesco PLC	1,666,700	4,965,990
		35,892,227
United States—46.2%
Activision Blizzard, Inc.	40,985	2,382,458
Allstate Corp., (The)	52,138	5,487,525
Alphabet, Inc., Class C*	4,538	6,077,880
American Express Co.	82,209	9,037,235
AutoZone, Inc.*	2,378	2,455,309
Berkshire Hathaway, Inc., Class B*	59,537	12,284,865
CDK Global, Inc.	50,691	2,332,800
Cigna Corp.	42,953	7,857,822
Cisco Systems, Inc.	63,163	2,522,099
Citigroup, Inc.	140,853	8,938,531
Comcast Corp., Class A(a)	183,495	7,418,703
Corteva, Inc.(a)	236,098	6,421,866

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  31

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF
	SHARES	VALUE
United States—(continued)
CVS Health Corp.	110,700	$6,551,226
DuPont de Nemours, Inc.(a)	102,763	4,408,533
Eaton Corp. PLC	39,535	3,586,615
Foot Locker, Inc.(a)	68,369	2,478,376
Fox Corp., Class A	139,855	4,299,143
Goldman Sachs Group Inc., (The)	25,932	5,206,368
Honeywell International, Inc.	15,441	2,504,067
Huntington Bancshares Inc.	191,559	2,350,429
Johnson & Johnson	28,735	3,864,283
Laboratory Corp. of America Holdings*	19,788	3,476,554
Lennar Corp., Class A	50,200	3,029,068
Marathon Petroleum Corp.(a)	133,194	6,316,059
McKesson Corp.(a)	15,190	2,124,473
Medtronic PLC	22,114	2,226,216
Micron Technology, Inc.*	59,782	3,142,142
Microsoft Corp.	28,635	4,639,156
Mohawk Industries, Inc.*	17,196	2,083,295
Mosaic Co., (The)	130,236	2,217,919
Newmont Goldcorp Corp.	57,495	2,566,002
Nexstar Media Group, Inc., Class A(a)	44,496	5,116,150
Oracle Corp.	139,753	6,912,183
Owens Corning(a)	109,495	6,185,373
Pfizer, Inc.	155,989	5,213,152
Philip Morris International, Inc.	42,988	3,519,428
PulteGroup, Inc.	56,750	2,281,350
Science Applications International Corp.	70,340	5,636,344
SYNNEX Corp.	25,975	3,247,654
TE Connectivity Ltd.	47,561	3,941,380
Textron, Inc.	56,419	2,290,611
Tyson Foods, Inc., Class A	74,389	5,045,806
United Parcel Service, Inc., Class B	62,423	5,648,657
United Technologies Corp.	36,349	4,746,816
Valero Energy Corp.	20,968	1,389,130
Verizon Communications, Inc.	44,780	2,425,285
Vistra Energy Corp.	383,254	7,369,974
Wells Fargo & Co.	54,227	2,215,172
		213,471,482
TOTAL COMMON STOCKS (Cost $450,930,770)		459,302,996
	NUMBER OF
	SHARES	VALUE
PREFERRED STOCKS—0.9%
Brazil—0.3%
Petroleo Brasileiro SA, 3.725%	258,700	$1,449,146
South Korea—0.6%
Samsung Electronics Co., Ltd., 3.111%	68,451	2,613,211
TOTAL PREFERRED STOCKS (Cost $4,603,261)		4,062,357
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%(b)	17,792,890	17,792,890
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $17,792,890)		17,792,890
SHORT-TERM INVESTMENTS—0.0%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 1.44%(b)	172,626	172,626
TOTAL SHORT-TERM INVESTMENTS (Cost $172,626)		172,626
TOTAL INVESTMENTS—104.3% (Cost $473,499,547)		481,330,869
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.3)%		(19,668,837)
NET ASSETS—100.0%		$461,662,032

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $17,243,925.
(b)	—	7 day yield as of February 29, 2020.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

32  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

					INVESTMENTS
					MEASURED
					AT NET
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	ASSET VALUE*
Common Stock
Austria	$3,668,036	$—	$3,668,036	$—	$—
Bermuda	7,518,440	7,518,440	—	—	—
Canada	13,874,115	13,874,115	—	—	—
Denmark	5,112,668	—	5,112,668	—	—
Finland	7,765,146	—	7,765,146	—	—
France	50,559,337	—	50,559,337	—	—
Germany	15,799,109	—	15,799,109	—	—
Greece	1,924,233	—	1,924,233	—	—
Hong Kong	10,327,901	—	10,327,901	—	—
Hungary	5,786,696	—	5,786,696	—	—
Indonesia	1,818,004	—	1,818,004	—	—
Ireland	4,182,376	—	4,182,376	—	—
Italy	4,830,699	—	4,830,699	—	—
Japan	30,606,012	—	30,606,012	—	—
Macao	4,052,411	—	4,052,411	—	—
Netherlands	10,699,506	2,558,594	8,140,912	—	—
Singapore	10,266,716	—	10,266,716	—	—
South Korea	8,087,412	3,008,435	5,078,977	—	—
Sweden	1,652,843	—	1,652,843	—	—
Switzerland	11,407,627	—	11,407,627	—	—
United Kingdom	35,892,227	5,207,374	30,684,853	—	—
United States	213,471,482	213,471,482	—	—	—
Preferred Stock
Brazil	1,449,146	1,449,146	—	—	—
South Korea	2,613,211	—	2,613,211	—	—
Investments Purchased with Proceeds from Securities Lending Collateral	17,792,890	—	—	—	17,792,890
Short-Term Investments	172,626	172,626	—	—	—
Total Assets	$481,330,869	$247,260,212	$216,277,767	$—	$17,792,890

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  33

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—96.6%
COMMON STOCKS—94.2%
Austria—0.7%
Erste Group Bank AG*	88,595	$3,032,905
Bermuda—1.5%
Axis Capital Holdings Ltd.†	75,878	4,258,273
Everest Re Group Ltd.†	8,993	2,229,185
		6,487,458
Canada—2.3%
Bausch Health Cos., Inc.*	71,040	1,572,115
Fairfax Financial Holdings Ltd.	10,022	4,317,244
Yamana Gold, Inc.	1,170,370	4,470,813
		10,360,172
Denmark—0.5%
Novo Nordisk A/S, Class B	38,179	2,236,868
Finland—1.2%
Sampo Oyj, Class A	129,095	5,275,064
France—8.1%
Accor SA	77,651	2,824,378
AXA SA	155,430	3,612,860
BNP Paribas SA	129,484	6,285,180
Capgemini SA	63,994	7,091,625
Danone SA	50,223	3,544,657
Eiffage SA	70,601	7,552,160
Peugeot SA	83,940	1,626,676
TOTAL SA	72,894	3,150,645
		35,688,181
Germany—3.6%
Brenntag AG	75,709	3,435,140
HeidelbergCement AG	60,536	3,627,978
SAP SE	42,712	5,332,262
Siemens AG	34,792	3,579,092
		15,974,472
Greece—0.4%
Hellenic Telecommunications Organization SA	120,890	1,719,968
Hong Kong—2.3%
CK Asset Holdings Ltd.	584,000	3,727,653
Topsports International Holdings Ltd.	1,562,000	1,852,890
WH Group Ltd.	4,263,500	4,474,166
		10,054,709
Ireland—0.6%
CRH PLC	81,072	2,751,819
Italy—1.3%
Leonardo SpA	379,502	3,891,991
UniCredit SpA	158,494	2,038,109
		5,930,100
Japan—8.5%
Bandai Namco Holdings, Inc.	28,600	1,432,312
Hitachi Construction Machinery Co., Ltd.	61,700	1,502,703
Hitachi Ltd.	153,900	5,139,640
Kamigumi Co., Ltd.	108,100	2,085,949
Mitsubishi Estate Co., Ltd.	129,100	2,203,288
Nippon Telegraph & Telephone Corp.	232,300	5,419,506
Panasonic Corp.	396,600	3,761,769
Sanwa Holdings Corp.	223,000	2,043,227
Seven & i Holdings Co., Ltd.	78,900	2,684,443
SoftBank Group Corp.	47,200	2,192,833
	NUMBER OF
	SHARES	VALUE
Japan—(continued)
Sony Corp.	145,800	$8,988,261
		37,453,931
Macao—0.8%
Wynn Macau Ltd.	1,700,800	3,532,360
Netherlands—0.9%
NXP Semiconductors NV	33,782	3,840,676
Singapore—1.9%
DBS Group Holdings Ltd.	214,300	3,746,867
United Overseas Bank Ltd.	273,800	4,886,931
		8,633,798
South Korea—2.2%
Hana Financial Group, Inc.	82,343	2,132,404
KB Financial Group, Inc.	101,093	3,195,880
KT Corp.-SP ADR†	436,315	4,210,440
		9,538,724
Switzerland—2.6%
Glencore PLC	716,899	1,809,562
Novartis AG	52,727	4,435,567
STMicroelectronics NV	190,985	5,271,130
		11,516,259
Taiwan—2.1%
ChipMOS Technologies, Inc.	4,202,000	4,012,557
Hon Hai Precision Industry Co., Ltd.	1,151,000	3,003,487
Novatek Microelectronics Corp.	337,000	2,120,862
		9,136,906
United Kingdom—7.1%
Associated British Foods PLC	145,127	4,237,573
Aviva PLC	779,551	3,570,742
Coca-Cola European Partners PLC†#	61,000	3,108,560
Direct Line Insurance Group PLC	790,362	3,150,533
easyJet PLC	89,126	1,286,567
GlaxoSmithKline PLC	153,604	3,099,632
Next PLC	29,483	2,323,738
Nomad Foods Ltd.*†	152,199	2,809,593
Persimmon PLC	69,726	2,577,901
RSA Insurance Group PLC	238,589	1,595,822
Tesco PLC	1,122,876	3,345,648
		31,106,309
United States—45.6%
Activision Blizzard, Inc.†	106,773	6,206,714
Alphabet, Inc., Class C*†	7,338	9,828,004
American Express Co.†	63,078	6,934,165
Berkshire Hathaway, Inc., Class B*†	43,696	9,016,233
CDK Global, Inc.†	54,716	2,518,030
CF Industries Holdings, Inc.	26,316	970,008
Cigna Corp.†	38,281	7,003,126
Cisco Systems, Inc.†#	96,940	3,870,814
Citigroup, Inc.†	108,122	6,861,422
Comcast Corp., Class A†#	122,896	4,968,685
Corteva, Inc.†	197,241	5,364,955
CVS Health Corp.†	68,290	4,041,402
Diamondback Energy, Inc.	40,414	2,505,668
Dover Corp.#	26,530	2,725,692
DuPont de Nemours, Inc.†	86,836	3,725,264
Eaton Corp. PLC†	31,033	2,815,314
Electronic Arts, Inc.*#	45,000	4,561,650
Foot Locker, Inc.	66,630	2,415,338
Fox Corp., Class A	56,725	1,743,727
Goldman Sachs Group Inc., (The)	18,877	3,789,935

The accompanying notes are an integral part of the financial statements.

34  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF
	SHARES	VALUE
United States—(continued)
Laboratory Corp. of America Holdings*†#	36,895	$6,482,083
Lennar Corp., Class A	44,028	2,656,650
Marathon Petroleum Corp.†	155,135	7,356,502
McKesson Corp.	15,490	2,166,431
Medtronic PLC†#	68,536	6,899,519
Micron Technology, Inc.*	65,252	3,429,645
Microsoft Corp.†#	60,553	9,810,192
Mohawk Industries, Inc.*†	23,118	2,800,746
Mosaic Co., (The)†	120,183	2,046,716
Newmont Goldcorp Corp.†	89,107	3,976,845
Nexstar Media Group, Inc., Class A	33,856	3,892,763
Oracle Corp.†#	104,572	5,172,131
Owens Corning	117,808	6,654,974
Parsley Energy, Inc., Class A†	235,738	3,158,889
Pfizer, Inc.†	168,443	5,629,365
Science Applications International Corp.	48,324	3,872,202
SYNNEX Corp.	21,238	2,655,387
TE Connectivity Ltd.†	36,675	3,039,257
Tyson Foods, Inc., Class A†	56,223	3,813,606
United Parcel Service, Inc., Class B†#	62,833	5,685,758
United Technologies Corp.	26,861	3,507,778
Verizon Communications, Inc.†#	74,804	4,051,385
Vistra Energy Corp.†	292,060	5,616,314
Wells Fargo & Co.†#	110,755	4,524,342
		200,765,626
TOTAL COMMON STOCKS (Cost $410,207,378)		415,036,305
PREFERRED STOCKS—0.4%
Germany—0.4%
Schaeffler AG, 7.001%	194,293	1,771,206
TOTAL PREFERRED STOCKS (Cost $2,199,170)		1,771,206
SHORT-TERM INVESTMENTS—2.0%
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio, 1.44%(a)	8,657,154	8,657,154
TOTAL SHORT-TERM INVESTMENTS (Cost $8,657,154)		8,657,154
TOTAL INVESTMENTS-96.6% (Cost $421,063,702)		425,464,665
SECURITIES SOLD SHORT—(44.8%)
COMMON STOCKS—(44.6%)
Australia—(2.0%)
Alumina Ltd.	(629,396)	(805,688)
Commonwealth Bank of Australia	(35,205)	(1,889,913)
Flight Centre Travel Group Ltd.	(77,845)	(1,669,725)
Fortescue Metals Group Ltd.	(192,189)	(1,283,700)
Qube Holdings Ltd.	(577,160)	(1,109,605)
WiseTech Global Ltd.	(74,909)	(755,294)
Woodside Petroleum Ltd.	(77,113)	(1,435,744)
		(8,949,669)
Belgium—(0.8%)
Proximus SADP	(96,225)	(2,389,739)
Umicore SA	(30,461)	(1,282,731)
		(3,672,470)
Bermuda—(0.3%)
Hiscox Ltd.	(70,030)	(1,114,695)
	NUMBER OF
	SHARES	VALUE
Canada—(0.9%)
Shopify, Inc., Class A*	(3,988)	$(1,847,680)
TC Energy Corp.	(44,787)	(2,334,363)
		(4,182,043)
China—(0.9%)
BYD Co., Ltd., Class H	(162,000)	(1,008,561)
Pinduoduo, Inc. - ADR*	(52,901)	(1,892,798)
Semiconductor Manufacturing International Corp.*	(470,000)	(928,889)
		(3,830,248)
France—(0.9%)
Gecina SA	(7,426)	(1,317,405)
Hermes International	(3,447)	(2,431,498)
		(3,748,903)
Germany—(1.1%)
Adidas AG	(7,244)	(2,039,531)
Wirecard AG	(12,146)	(1,564,541)
Zalando SE*	(24,878)	(1,111,718)
		(4,715,790)
Hong Kong—-(1.6%)
HK Electric Investments & HK Electric Investments Ltd.	(1,155,500)	(1,162,171)
Hong Kong & China Gas Co., Ltd.	(1,007,720)	(1,955,898)
MTR Corp., Ltd.	(537,000)	(3,068,059)
Xinyi Glass Holdings Ltd.	(688,000)	(861,411)
		(7,047,539)
Ireland—(0.2%)
Ryanair Holdings PLC*	(71,584)	(973,999)
Italy—(0.6%)
Brembo SpA	(163,880)	(1,643,802)
Ferrari NV	(7,113)	(1,120,422)
		(2,764,224)
Japan—(5.5%)
Aeon Co., Ltd.	(47,500)	(887,879)
Canon, Inc.	(88,700)	(2,232,339)
Japan Tobacco, Inc.	(79,400)	(1,569,743)
Kao Corp.	(27,600)	(2,008,602)
Kose Corp.	(21,400)	(2,549,688)
McDonald’s Holdings Co. Japan Ltd.	(20,700)	(873,098)
Mitsubishi Chemical Holdings Corp.	(303,400)	(2,028,344)
Mitsui Chemicals, Inc.	(95,900)	(2,064,491)
Nidec Corp.	(12,200)	(1,436,834)
Nissan Motor Co., Ltd.	(206,800)	(886,313)
Seiko Epson Corp.	(146,700)	(2,056,688)
Seven Bank Ltd.	(586,200)	(1,541,738)
Sony Financial Holdings, Inc	(70,600)	(1,408,261)
UACJ Corp.	(58,200)	(1,014,586)
Yaskawa Electric Corp.	(58,600)	(1,825,589)
		(24,384,193)
Luxembourg—(0.5%)
Eurofins Scientific SE	(4,432)	(2,225,198)
Macao—(0.3%)
MGM China Holdings Ltd.	(1,024,000)	(1,415,545)
Netherlands—(0.3%)
Just Eat Takeaway.com NV*	(12,814)	(1,123,299)
Norway—(0.4%)
Tomra Systems ASA	(50,813)	(1,634,911)
Singapore—(0.5%)
SATS Ltd.	(740,600)	(2,162,243)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  35

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF
	SHARES	VALUE
Spain—(0.2%)
Gestamp Automocion SA	(223,479)	$(783,287)
Sweden—(0.4%)
Autoliv, Inc.	(29,153)	(1,945,380)
Switzerland—(0.6%)
Credit Suisse Group AG	(81,520)	(915,836)
Komax Holding AG	(9,532)	(1,830,464)
		(2,746,300)
United Kingdom—(2.4%)
Amcor PLC	(257,560)	(2,400,459)
Croda International PLC	(36,928)	(2,182,793)
Pennon Group PLC	(179,866)	(2,515,697)
Renishaw PLC	(45,019)	(2,040,523)
Standard Chartered PLC	(210,297)	(1,521,728)
		(10,661,200)
United States—(24.2%)
AAON, Inc.	(49,874)	(2,743,569)
ABIOMED, Inc.*	(8,168)	(1,227,324)
Acadia Healthcare Co, Inc.*	(57,520)	(1,702,592)
Align Technology, Inc.*	(9,246)	(2,018,864)
Allogene Therapeutics, Inc.*	(46,479)	(1,254,933)
AO Smith Corp.	(35,440)	(1,401,652)
Appian Corp.*	(35,589)	(1,571,254)
Ares Management Corp.	(30,054)	(1,039,568)
Axon Enterprise, Inc.*	(20,736)	(1,604,344)
Ball Corp.	(15,652)	(1,102,840)
Blackbaud, Inc.	(15,976)	(1,083,173)
Blackline, Inc.*	(17,477)	(1,093,536)
BOK Financial Corp.	(21,431)	(1,551,604)
Brunswick Corp.	(39,074)	(2,078,737)
Cal-Maine Foods, Inc.	(31,309)	(1,092,371)
Campbell Soup Co.	(25,816)	(1,164,818)
Carvana Co.*	(21,951)	(1,819,957)
Casey’s General Stores, Inc.	(9,092)	(1,482,178)
Choice Hotels International, Inc.	(22,165)	(2,023,221)
Cogent Communications Holdings, Inc.	(19,059)	(1,391,498)
Cognex Corp.	(22,516)	(1,002,863)
Community Bank System, Inc.	(35,461)	(2,156,383)
Compass Minerals International, Inc.	(20,747)	(1,131,749)
Cubic Corp.	(16,835)	(916,497)
Ecolab, Inc.	(9,378)	(1,692,260)
Exact Sciences Corp.*	(13,636)	(1,103,834)
First Financial Bankshares, Inc.	(54,791)	(1,574,693)
Freshpet, Inc.*	(18,482)	(1,228,314)
Glaukos Corp.*	(30,687)	(1,349,614)
Greif, Inc.	(22,268)	(786,951)
GrubHub, Inc.*	(32,845)	(1,580,173)
Guidewire Software, Inc.*	(12,146)	(1,331,323)
Hamilton Lane, Inc., Class A	(19,769)	(1,228,446)
Hormel Foods Corp.	(71,757)	(2,985,091)
International Flavors & Fragrances, Inc.	(27,241)	(3,262,927)
Iron Mountain, Inc.	(64,726)	(1,968,318)
John Bean Technologies Corp.	(25,068)	(2,428,086)
KKR & Co., Inc., Class A	(35,020)	(1,001,572)
LiveRamp Holdings, Inc.*	(51,549)	(1,826,897)
Livongo Health, Inc.*	(25,623)	(640,831)
Manhattan Associates, Inc.*	(21,638)	(1,457,536)
Matador Resources Co.*	(84,734)	(816,836)
Mattel, Inc.*	(107,462)	(1,266,977)
Middleby Corp., (The)*	(6,484)	(724,976)
MongoDB, Inc.*	(11,555)	(1,762,138)
	NUMBER OF
	SHARES	VALUE
United States—(continued)
Netflix, Inc.*	(3,663)	$(1,351,757)
ONEOK, Inc.	(21,650)	(1,444,488)
Power Integrations, Inc.	(16,069)	(1,398,806)
Prosperity Bancshares, Inc.	(24,374)	(1,574,560)
Public Storage	(6,746)	(1,410,724)
Q2 Holdings, Inc.*	(22,401)	(1,688,363)
RLI Corp.	(27,329)	(2,196,705)
Roku, Inc.*	(9,614)	(1,092,823)
SiteOne Landscape Supply, Inc.*	(21,399)	(2,123,851)
Slack Technologies, Inc.*	(42,682)	(1,153,268)
Snap, Inc., Class A*	(52,034)	(737,322)
Tabula Rasa HealthCare, Inc.*	(32,088)	(1,802,383)
Take-Two Interactive Software, Inc.*	(12,260)	(1,317,705)
Tesla, Inc.*	(5,083)	(3,395,393)
TransDigm Group, Inc.	(2,003)	(1,117,293)
Trex Co., Inc.*	(20,082)	(1,920,843)
Trinity Industries, Inc.	(82,915)	(1,687,320)
Triumph Group, Inc.	(56,372)	(1,071,068)
Trustmark Corp.	(66,164)	(1,779,812)
Vail Resorts, Inc.	(7,949)	(1,690,037)
Westamerica Bancorporation	(48,300)	(2,792,706)
Williams Cos., Inc. (The)	(47,353)	(902,075)
WW International, Inc.*	(16,207)	(486,210)
Zillow Group, Inc., Class A*	(46,099)	(2,566,332)
		(106,375,162)
TOTAL COMMON STOCKS (Proceeds $(198,226,697))		(196,456,298)
PREFERRED STOCKS—(0.2%)
Brazil—(0.2%)
Gerdau SA-SP ADR, 1.865%	(276,955)	(1,035,811)
TOTAL PREFERRED STOCKS (Proceeds $(1,090,248))		(1,035,811)
TOTAL SECURITIES SOLD SHORT—(44.8%) (Proceeds $(199,316,945))		(197,492,109)

	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ††—(0.4%)
Call Options Written—(0.4%)
Cisco Systems, Inc. Counterparty:
Goldman Sachs Expiration:
04/17/2020, Exercise Price: 45.00	(969)	(3,869,217)	(41,666)
Coca-Cola European Partners PLC
Counterparty:
Goldman Sachs Expiration:
08/21/2020, Exercise Price: 55.00	(610)	(3,108,560)	(88,450)
Comcast Corp. Counterparty:
Goldman Sachs Expiration:
06/19/2020, Exercise Price: 45.00	(1,228)	(4,964,804)	(132,624)

The accompanying notes are an integral part of the financial statements.

36  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT	VALUE
Call Options Written—(continued)
Dover Corp. Counterparty:
Goldman Sachs Expiration:
06/19/2020, Exercise Price: 115.00	(265)	(2,722,610)	$(60,288)
Electronic Arts, Inc. Counterparty:
Goldman Sachs Expiration:
09/18/2020, Exercise Price: 110.00	(319)	(3,233,703)	(194,590)

Laboratory Corp. of America Holdings Counterparty:
Goldman Sachs Expiration:
05/15/2020, Exercise Price: 170.00	(163)	(2,863,747)	(236,350)
Expiration:
Counterparty:
Goldman Sachs
08/21/2020, Exercise Price: 185.00	(162)	(2,846,178)	(181,440)
Medtronic PLC Counterparty:
Goldman Sachs Expiration:
06/19/2020, Exercise Price: 105.00	(647)	(6,513,349)	(258,800)
Microsoft Corp. Counterparty:
Goldman Sachs Expiration:
09/18/2020, Exercise Price: 180.00	(178)	(2,883,778)	(142,400)
Oracle Corp. Counterparty:
Goldman Sachs Expiration:
06/19/2020, Exercise Price: 55.00	(1,040)	(5,143,840)	(140,400)
United Parcel Service, Inc., Class B Counterparty:
Goldman Sachs Expiration:
04/17/2020, Exercise Price: 110.00	(446)	(4,035,854)	(22,300)
NUMBER OF		NOTIONAL
CONTRACTS		AMOUNT	VALUE
Verizon Communications, Inc. Counterparty:
Goldman Sachs Expiration:
06/19/2020, Exercise Price: 60.00	(746)	(4,040,336)	$(41,030)
Wells Fargo & Co. Counterparty:
Goldman Sachs Expiration:
06/19/2020, Exercise Price: 47.50	(1,080)	(4,411,800)	(63,720)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(3,782,940))			(1,604,058)
TOTAL OPTIONS WRITTEN (Premiums received $(3,782,940))			(1,604,058)
OTHER ASSETS IN EXCESS OF LIABILITIES—48.6%			213,992,600
NET ASSETS—100.0%			$440,361,098

(a)	—	7 day yield as of February 29, 2020
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company SP
ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  37

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2020, are as follows:

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Long
United Kingdom
BP PLC	Goldman Sachs	9/15/2020	0.71%	Monthly	556,989	$2,893,896	$(481,973)
Total Long						2,893,896	(481,973)
Short
India
Axis Bank	Morgan Stanley	9/15/2020	1.58	Monthly	(17,082)	$(806,270)	$68,054
Indonesia
Unilever Indonesia TBK PT	Macquarie	9/15/2020	1.57	Monthly	(1,901,400)	(913,393)	115,596
Poland
CD Projekt SA	Goldman Sachs	9/15/2020	1.58	Monthly	(25,772)	(1,849,162)	299,080
South Korea
Celltrion Inc.	Goldman Sachs	9/15/2020	1.58	Monthly	(7,904)	(1,127,593)	98,601
Switzerland
Stadler Rail AG	Morgan Stanley	9/15/2020	-0.71	Monthly	(36,788)	(1,744,837)	75,275
Taiwan
Hiwin Technologies Corp.	Macquarie	9/15/2020	1.57	Monthly	(142,170)	(1,379,916)	144,478
United Kingdom
Burberry Group	Goldman Sachs	12/31/2020	0.71	Monthly	(41,703)	(898,691)	174,030
Johnson Matthey TR	Goldman Sachs	12/31/2020	0.71	Monthly	(42,161)	(1,381,909)	75,605
Rolls-Royce Hodling PLC	Goldman Sachs	9/15/2020	0.71	Monthly	(144,021)	(1,159,021)	104,879
Spectris PLC	Goldman Sachs	9/15/2020	0.71	Monthly	(35,037)	(1,235,699)	(9,887)
Whitbread PLC	Goldman Sachs	12/31/2020	0.71	Monthly	(54,918)	(2,769,788)	642,416
						(7,445,108)	987,043
Total Short						(15,266,279)	1,788,127
Net unrealized gain/(loss) on Contracts For Difference							$1,306,154

The accompanying notes are an integral part of the financial statements.

38  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$3,032,905	$—	$3,032,905	$—
Bermuda	6,487,458	6,487,458	—	—
Canada	10,360,172	10,360,172	—	—
Denmark	2,236,868	—	2,236,868	—
Finland	5,275,064	—	5,275,064	—
France	35,688,181	—	35,688,181	—
Germany	15,974,472	—	15,974,472	—
Greece	1,719,968	—	1,719,968	—
Hong Kong	10,054,709	—	10,054,709	—
Ireland	2,751,819	—	2,751,819	—
Italy	5,930,100	—	5,930,100	—
Japan	37,453,931	—	37,453,931	—
Macao	3,532,360	—	3,532,360	—
Netherlands	3,840,676	3,840,676	—	—
Singapore	8,633,798	—	8,633,798	—
South Korea	9,538,724	—	9,538,724	—
Switzerland	11,516,259	—	11,516,259	—
Taiwan	9,136,906	—	9,136,906	—
United Kingdom	31,106,309	5,918,153	25,188,156	—
United States	200,765,626	200,765,626	—	—
Preferred Stock
Germany	1,771,206	—	1,771,206	—
Short-Term Investments	8,657,154	8,657,154	—	—
Contracts For Difference
Equity Contracts	1,798,014	143,329	1,654,685	—
Total Assets	$427,262,679	$236,172,568	$191,090,111	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(8,949,669)	$—	$(8,949,669)	$—
Belgium	(3,672,470)	—	(3,672,470)	—
Bermuda	(1,114,695)	—	(1,114,695)	—
Canada	(4,182,043)	(4,182,043)	—	—
China	(3,830,248)	(1,892,798)	(1,937,450)	—
France	(3,748,903)	—	(3,748,903)	—
Germany	(4,715,790)	—	(4,715,790)	—
Hong Kong	(7,047,539)	(1,162,171)	(5,885,368)	—
Ireland	(973,999)	—	(973,999)	—
Italy	(2,764,224)	—	(2,764,224)	—
Japan	(24,384,193)	—	(24,384,193)	—
Luxembourg	(2,225,198)	(2,225,198)	—	—
Macao	(1,415,545)	—	(1,415,545)	—
Netherlands	(1,123,299)	—	(1,123,299)	—
Norway	(1,634,911)	—	(1,634,911)	—
Singapore	(2,162,243)	—	(2,162,243)	—
Spain	(783,287)	—	(783,287)	—
Sweden	(1,945,380)	(1,945,380)	—	—
Switzerland	(2,746,300)	—	(2,746,300)	—
United Kingdom	(10,661,200)	(2,400,459)	(8,260,741)	—
United States	(106,375,161)	—	(106,375,161)	—
Preferred Stock
Brazil	(1,035,811)	(1,035,811)	—	—
Options Written
Equity Contracts	(1,604,059)	(1,218,971)	(385,088)	—
Contracts For Difference
Equity Contracts	(491,860)	—	(491,860)	—
Total Liabilities	$(199,588,027)	$(16,062,831)	$(183,525,196)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  39

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
LONG POSITIONS—88.1%
COMMON STOCKS—61.9%
Brazil—4.9%
Ambev SA – ADR	150,786	$484,023
Azul SA - ADR*	2,932	86,494
Banco do Brasil SA	40,700	421,753
JBS SA	49,000	245,444
Locaweb Servicos de Internet SA*	117,375	556,441
Pagseguro Digital Ltd., Class A*	9,008	282,581
Petroleo Brasileiro SA - SP ADR†	45,125	546,013
XP, Inc., Class A*	4,653	161,226
		2,783,975
Chile—0.2%
Geopark Ltd.	7,639	127,267
Sociedad Quimica y Minera de Chile SA - SP ADR	634	17,359
		144,626
China—19.3%
Alibaba Group Holding Ltd. - SP ADR*†	18,591	3,866,928
Anton Oilfield Services Group	2,400,000	232,998
Bank of China Ltd., Class H	371,000	148,266
China Construction Bank Corp., Class H	1,205,000	990,789
China Meidong Auto Holdings Ltd.	194,000	291,269
China Vanke Co., Ltd., Class H	32,700	128,056
CIFI Holdings Group Co., Ltd.	166,000	130,511
CRRC Corp Ltd., Class H	385,000	250,740
ENN Energy Holdings Ltd.	24,000	270,730
Industrial & Commercial Bank of China Ltd., Class H	755,000	520,119
Lomon Billions Group Co., Ltd., Class A†	101,380	229,695
Longfor Group Holdings Ltd.	29,000	137,162
Momo, Inc. - SP ADR†	5,433	152,776
NetEase, Inc. - ADR	1,015	323,491
Ping An Bank Co., Ltd., Class A	72,100	152,189
Ping An Insurance Group Co. of China Ltd., Class H	83,466	950,878
Tencent Holdings Ltd.	17,200	872,121
Vipshop Holdings Ltd. - ADR*†	15,125	194,054
Wuliangye Yibin Co., Ltd., Class A†	30,300	529,943
Zhongsheng Group Holdings Ltd.	139,000	535,237
		10,907,952
Egypt—0.3%
Commercial International Bank Egypt SAE	32,058	169,308
Greece—0.2%
Hellenic Telecommunications Organization SA	6,976	99,251
Hong Kong—3.4%
AIA Group Ltd.	23,120	231,719
China Mobile Ltd. - SP ADR†	4,239	168,797
China Overseas Land & Investment Ltd.	38,000	130,136
CNOOC Ltd.	197,000	274,049
Galaxy Entertainment Group Ltd.	118,000	803,138
Melco Resorts & Entertainment Ltd. - ADR	19,655	340,818
		1,948,657
	NUMBER OF SHARES	VALUE
Hungary—0.7%
OTP Bank PLC	8,883	$389,903
India—4.4%
Bharat Electronics Ltd.	114,919	118,552
Bharti Airtel Ltd.*	102,741	745,279
Gujarat State Petronet Ltd.	48,117	149,963
HDFC Bank Ltd.	19,638	322,336
Indraprastha Gas Ltd.	23,037	141,872
ITC Ltd.	93,041	255,912
Mahanagar Gas Ltd.	9,792	137,239
MakeMyTrip Ltd.*	6,635	152,671
Reliance Industries Ltd.	13,858	257,327
Tech Mahindra Ltd.	21,868	226,225
		2,507,376
Indonesia—1.1%
Bank Rakyat Indonesia Persero Tbk PT	669,700	200,125
Gudang Garam Tbk PT	102,100	365,871
Indah Kiat Pulp & Paper Corp Tbk PT	91,000	36,585
		602,581
Ireland—0.1%
Kenmare Resources PLC	16,551	47,032
Macao—2.8%
Sands China Ltd.	164,800	789,965
Wynn Macau Ltd.	386,400	802,507
		1,592,472
Malaysia—0.9%
British American Tobacco Malaysia BHD	28,600	84,802
Malaysia Airports Holdings BHD	77,400	121,765
Sime Darby BHD	614,900	294,023
		500,590
Mexico—3.6%
Alpek SAB de CV	245,000	166,296
Concentradora Fibra Danhos SA de CV	223,100	311,703
Fibra Uno Administracion SA de CV	157,500	238,535
Fomento Economico Mexicano SAB de CV - SP ADR	6,619	538,720
Grupo Financiero Banorte SAB de CV	58,600	320,405
Industrias Bachoco SAB de CV, Class B	41,300	149,123
Macquarie Mexico Real Estate Management SA de CV	259,500	340,674
		2,065,456
Peru—0.1%
Credicorp Ltd.	380	68,883
Philippines—0.3%
Altus San Nicolas Corp.*‡	9,313	0
First Gen Corp.	497,000	179,588
		179,588
Poland—0.9%
PLAY Communications SA	61,732	485,251
Russia—1.4%
Gazprom Neft PJSC	35,910	216,063
Sberbank of Russia PJSC - SP ADR†	22,848	325,127
Tatneft PJSC	27,517	281,218
		822,408
Singapore—2.2%
DBS Group Holdings Ltd.	43,000	751,821
United Overseas Bank Ltd.	26,400	471,202
		1,223,023

The accompanying notes are an integral part of the financial statements.

40  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
South Africa—2.2%
Anglo American Platinum Ltd.	451	$30,279
Astral Foods Ltd.	15,608	187,796
Barloworld Ltd.	21,683	112,794
Distell Group Holdings Ltd.	25,682	163,805
Naspers Ltd.	1,425	222,808
Netcare Ltd.	192,170	225,430
Oceana Group Ltd.	39,954	140,095
SPAR Group Ltd., (The)	15,484	166,324
		1,249,331
South Korea—1.8%
Autech Corp.	10,260	92,471
GS Retail Co., Ltd.	5,903	171,586
Innocean Worldwide, Inc.	1,946	107,776
KB Financial Group, Inc.	4,750	150,163
Kia Motors Corp.	4,210	127,036
Korea Aerospace Industries Ltd.	3,903	83,453
KT Corp. - SP ADR†	22,531	217,424
Spigen Korea Co., Ltd.	2,090	78,309
		1,028,218
Taiwan—7.1%
Accton Technology Corp.	75,000	395,669
AU Optronics Corp.	1,090,000	337,318
Chicony Electronics Co., Ltd.	84,000	227,609
Chicony Power Technology Co., Ltd.	83,000	159,292
ChipMOS Technologies, Inc.	313,000	298,889
Epistar Corp.*	125,000	115,342
Global Mixed Mode Technology, Inc.	45,000	157,642
Hon Hai Precision Industry Co., Ltd.	151,000	394,028
Innolux Corp.	1,338,000	344,942
Nanya Technology Corp.	103,000	256,385
Novatek Microelectronics Corp.	29,000	182,507
Pegatron Corp.	81,000	164,810
Radiant Opto-Electronics Corp.	90,000	285,097
Taiwan PCB Techvest Co., Ltd.	109,000	113,972
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	6,302	339,300
Wiwynn Corp.	10,000	233,539
		4,006,341
Thailand—0.8%
Charoen Pokphand Foods PCL	289,400	248,998
Major Cineplex Group PCL	324,600	196,134
		445,132
Turkey—0.8%
Enerjisa Enerji AS	139,133	173,737
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	12,142	104,383
Ulker Biskuvi Sanayi AS	49,356	163,624
		441,744
United Arab Emirates—0.3%
Emaar Malls PJSC	373,996	163,942
United States—2.1%
Las Vegas Sands Corp.	5,606	326,886
Micron Technology, Inc.*†	9,860	518,241
National Energy Services Reunited Corp.*	33,823	281,069
Southern Copper Corp.	1,378	46,370
		1,172,566
TOTAL COMMON STOCKS (Cost $35,237,060)		35,045,606

PREFERRED STOCKS—4.6%
Brazil—1.1%
Cia Brasileira de Distribuicao, 1.235%	7,200	$116,665
Cia de Saneamento do Parana, 4.335%	22,200	98,542
Itau Unibanco Holding SA, 6.473%	60,900	431,702
		646,909
South Korea—3.5%
Samsung Electronics Co., Ltd., 3.111%	51,275	1,957,493
TOTAL PREFERRED STOCKS (Cost $2,155,533)		2,604,402
SHORT-TERM INVESTMENTS—21.6%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 1.44%(a)	12,232,221	12,232,221
TOTAL SHORT-TERM INVESTMENTS (Cost $12,232,221)		12,232,221
TOTAL INVESTMENTS—88.1% (Cost $49,624,814)		49,882,229
SECURITIES SOLD SHORT—(5.8%)
COMMON STOCKS—(0.4%)
Mexico—(0.4%)
Grupo Financiero Inbursa SAB de CV	(206,200)	(223,663)
TOTAL COMMON STOCKS (Proceeds $(251,352))		(223,663)
EXCHANGE TRADED FUNDS—(5.4%)
Ireland—(0.9%)
iShares MSCI EM UCITS ETF USD Dist	(13,370)	(517,223)
United States—(4.5%)
iShares MSCI Emerging Markets ETF	(12,708)	(514,928)
iShares MSCI India ETF	(63,635)	(2,048,411)
		(2,563,339)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(3,231,709))		(3,080,562)
TOTAL SECURITIES SOLD SHORT—(5.8%) (Proceeds $(3,483,061))		(3,304,225)
OTHER ASSETS IN EXCESS OF LIABILITIES—17.7%		10,042,997
NET ASSETS—100.0%		$56,621,001

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	—	Seven-day yield as of February 29, 2020.
‡	—	Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  41

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2020, are as follows:

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/15/2020	-0.48%	Monthly	8,944	$306,183	$(33,684)
Canada
Yamana Gold Inc.	Goldman Sachs	9/15/2020	0.53	Monthly	92,075	351,726	(63,177)
China
Agricultural Bank of China	Goldman Sachs	9/15/2020	1.74	Monthly	938,000	380,628	(1,164)
Anhui Conch Cement Co., Ltd.	Goldman Sachs	9/15/2020	1.74	Monthly	9,000	67,403	2,543
Baidu Inc. - SP ADR	Goldman Sachs	12/31/2021	1.65	Monthly	3,176	381,056	(45,319)
Bank of China Ltd.	Goldman Sachs	9/15/2020	1.74	Monthly	368,000	147,068	(4,614)
China Construction Bank Corp., Class H	Goldman Sachs	9/15/2020	1.54	Monthly	76,000	62,490	(843)
China Oilfield Services	Goldman Sachs	9/15/2020	1.74	Monthly	84,000	109,784	(25,895)
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.74	Monthly	73,000	128,355	(5,730)
Industrial & Commercial Bank of China Ltd., Class H	Goldman Sachs	9/15/2020	1.54	Monthly	534,000	367,872	(11,139)
Jiangxi Copper Co., Ltd.	Goldman Sachs	9/15/2020	1.54	Monthly	22,000	26,239	(1,077)
Netdragon Websoft Holdings	Goldman Sachs	9/15/2020	2.03	Monthly	23,500	65,837	(2,274)
SINOPEC Engineering	Goldman Sachs	9/15/2020	1.74	Monthly	383,000	190,664	(20,481)
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	1.74	Monthly	37,500	1,901,427	(70,262)
						3,828,823	(186,255)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	1.65	Monthly	10,671	56,357	(2,029)
France
Total SA	Goldman Sachs	9/15/2020	-0.48	Monthly	4,787	206,905	(24,066)
Hong Kong
Champion Real Estate Investment Trust	Goldman Sachs	9/15/2020	1.74	Monthly	297,000	172,964	(6,455)
China Resources Cement	Goldman Sachs	9/15/2020	1.54	Monthly	26,000	33,406	890
Fortune Real Estate Investment Trust	Goldman Sachs	9/15/2020	1.74	Monthly	273,000	294,432	(11,636)
Hang Lung Properties	Goldman Sachs	9/15/2020	1.74	Monthly	166,000	368,475	(18,963)
WH Group Ltd.	Goldman Sachs	9/15/2020	1.74	Monthly	1,011,000	1,060,955	(17,289)
						1,930,232	(53,453)
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.24	Monthly	14,204	164,356	(21,041)
Portugal
Jeronimo Martins	Goldman Sachs	9/15/2020	-0.48	Monthly	4,543	80,308	(3,088)
Russia
Detsky Mir PJSC	Goldman Sachs	9/15/2020	1.65	Monthly	88,820	149,405	(15,203)
Novolipetsk Steel PJSC	Goldman Sachs	9/15/2020	1.65	Monthly	124,740	235,190	(35,833)
Sberbank of Russia PJSC - SP ADR	Goldman Sachs	12/31/2021	1.65	Monthly	22,043	313,672	(29,314)
						698,267	(80,350)
South Africa
Naspers Ltd., Class N	Goldman Sachs	9/15/2020	1.65	Monthly	22,622	705,128	(106,058)
South Korea
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	1.65	Monthly	19,076	494,004	(16,993)
Kumho Petrochemical Co., Ltd.	Goldman Sachs	9/15/2020	1.65	Monthly	3,446	170,455	(22,130)
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.65	Monthly	36,979	1,664,476	(187,312)
SK Hynix Inc.	Goldman Sachs	9/15/2020	1.65	Monthly	21,689	1,602,614	(243,590)
						3,931,549	(470,025)
Switzerland
Glencore PLC	Goldman Sachs	12/31/2020	0.71	Monthly	91,241	230,306	(37,951)

The accompanying notes are an integral part of the financial statements.

42  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued)

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Taiwan
Powertech Technology, Inc.	Goldman Sachs	9/15/2020	1.65%	Monthly	108,000	$353,267	$(52,326)
Taiwan Semiconductor	Goldman Sachs	9/15/2020	1.65	Monthly	12,842	691,413	(30,421)
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.65	Monthly	119,251	1,229,454	(46,710)
Tripod Technology Corp.	Goldman Sachs	9/15/2020	1.65	Monthly	101,000	362,529	(31,884)
						2,636,663	(161,341)
Total Long						15,126,803	(1,242,518)
Short
Australia
Fortescue Metals Group Ltd.	Goldman Sachs	9/15/2020	0.75	Monthly	(51,837)	$(346,238)	$35,788
Brazil
Aliansce Sonae Shopping Cent	Morgan Stanley	9/15/2020	1.58	Monthly	(25,000)	(254,422)	1,964
Banco Inter SA - PR	Morgan Stanley	9/15/2020	1.58	Monthly	(96,400)	(324,430)	13,997
Braskem SA - Spon ADR	Goldman Sachs	9/15/2020	1.58	Monthly	(12,530)	(151,613)	26,339
Vale SA	Goldman Sachs	9/15/2020	1.30	Monthly	(21,100)	(207,136)	42,666
						(937,601)	84,966
China
58 Com. Inc.	Goldman Sachs	9/15/2020	1.58	Monthly	(3,139)	(173,179)	8,272
AutoHome Inc.	Goldman Sachs	9/15/2020	1.58	Monthly	(4,822)	(374,525)	6,161
BYD Co., Ltd.	Goldman Sachs	9/15/2020	1.09	Monthly	(48,500)	(301,946)	(9,181)
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.09	Monthly	(158,000)	(381,793)	7,906
Guangzhou Automobile, Class H	Goldman Sachs	9/15/2020	1.09	Monthly	(234,000)	(265,505)	9,893
Huazhu Group Ltd., - ADR	Goldman Sachs	9/15/2020	1.58	Monthly	(10,312)	(348,030)	16,291
IMAX China Holding Inc.	Goldman Sachs	9/15/2020	1.09	Monthly	(223,800)	(419,176)	30,576
Pinduoduo Inc. - SP ADR	Goldman Sachs	9/15/2020	1.58	Monthly	(11,674)	(417,696)	6,655
Puxlin Ltd. - ADR	Goldman Sachs	9/15/2020	1.58	Monthly	(21,320)	(162,672)	1,057
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.09	Monthly	(80,000)	(422,583)	29,927
Xiaomi Corp., Class B	Citigroup	9/15/2020	1.78	Monthly	(265,000)	(434,745)	132
						(3,701,850)	107,689
Denmark
Carlsberg	Goldman Sachs	9/15/2020	-0.61	Monthly	(2,950)	(390,161)	42,802
France
Edenred	Goldman Sachs	9/15/2020	-0.45	Monthly	(8,050)	(421,400)	13,482
Hong Kong
Alibaba Pictures Group Ltd.	Goldman Sachs	9/15/2020	1.09	Monthly	(2,630,000)	(358,880)	29,513
Brilliance China	Goldman Sachs	9/15/2020	1.09	Monthly	(126,000)	(109,062)	7,419
Cathay Pacific Airways	Goldman Sachs	9/15/2020	1.09	Monthly	(84,000)	(108,887)	2,224
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	1.09	Monthly	(90,000)	(424,722)	16,104
Fullshare Holdings	Goldman Sachs	9/15/2020	1.09	Monthly	(1,337,500)	(21,880)	2,686
Gome Retail Holdings Ltd.	Goldman Sachs	9/15/2020	1.09	Monthly	(3,831,000)	(399,458)	58,860
Hang Seng Bank Ltd.	Goldman Sachs	9/15/2020	1.09	Monthly	(19,700)	(415,483)	(1,180)
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	1.09	Monthly	(401,500)	(403,818)	3,389
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	1.09	Monthly	(224,652)	(436,030)	1,861
Lifestyle International Holdings Ltd.	Morgan Stanley	9/15/2020	1.13	Monthly	(423,000)	(393,776)	12,569
Luk Fook Holdings International Ltd.	Goldman Sachs	9/15/2020	1.09	Monthly	(155,000)	(380,734)	22,998
MTR Corp.	Goldman Sachs	9/15/2020	1.09	Monthly	(76,500)	(437,070)	6,400
SJM Holdings Ltd.	Goldman Sachs	12/31/2021	1.09	Monthly	(367,000)	(424,934)	15,897
Value Partners Group Ltd.	Goldman Sachs	12/31/2021	1.09	Monthly	(657,000)	(372,843)	18,069
						(4,687,577)	196,809
India
Axis Bank	Goldman Sachs	9/15/2020	1.58	Monthly	(6,675)	(315,060)	26,111
Indonesia
Matahari Department Store TB	Macquarie	9/15/2020	1.57	Monthly	(1,400,300)	(313,107)	44,101
Unilever Indonesia TBK PT	Macquarie	9/15/2020	1.57	Monthly	(797,500)	(383,102)	46,850
						(696,209)	90,951

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  43

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued)

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Macao
MGM China Holdings	Goldman Sachs	9/15/2020	1.09%	Monthly	(294,400)	$(406,969)	$35,027
Malaysia
Genting Malaysia BHD	Macquarie	9/15/2020	1.57	Monthly	(186,700)	(128,697)	1,438
Hartalega Holdings BHD	Morgan Stanley	9/15/2020	1.58	Monthly	(174,600)	(256,826)	(4,025)
PPB Group BHD	Morgan Stanley	9/15/2020	1.58	Monthly	(91,300)	(397,198)	8,038
Top Glove Corp. BHD	Morgan Stanley	9/15/2020	1.58	Monthly	(180,100)	(241,639)	(1,555)
						(1,024,360)	3,896
Mexico
Grupo Aeroport Del Sureste	Morgan Stanley	9/15/2020	1.58	Monthly	(3,585)	(59,695)	(2,734)
Grupo Televisa SAB-SP ADR	Goldman Sachs	9/15/2020	1.58	Monthly	(26,675)	(250,745)	47,674
						(310,440)	44,940
Russia
Magnit PJSC	Goldman Sachs	9/15/2020	1.58	Monthly	(7,132)	(342,324)	60,199
X 5 Retail Group NV	Goldman Sachs	9/15/2020	1.58	Monthly	(9,532)	(298,558)	27,130
						(640,882)	87,329
Saudi Arabia
Alinma Bank	Goldman Sachs	9/15/2020	1.58	Monthly	(36,845)	(225,772)	12,356
Rabigh Refining and Petroche	Goldman Sachs	9/15/2020	1.58	Monthly	(76,702)	(314,522)	7,832
Saudi Arabian Oil Co.	Goldman Sachs	9/15/2020	1.58	Monthly	(14,764)	(131,249)	(458)
Saudi Kayan Petrochemical Co.	Goldman Sachs	9/15/2020	1.58	Monthly	(145,230)	(336,003)	12,913
						(1,007,546)	32,643
Singapore
Genting Singapore Ltd.	Goldman Sachs	12/31/2021	1.06	Monthly	(336,900)	(198,594)	10,053
Golden Agri-Resources	Goldman Sachs	9/15/2020	0.96	Monthly	(2,788,700)	(402,258)	17,723
Keppel Corp., Ltd.	Goldman Sachs	9/15/2020	1.06	Monthly	(88,600)	(408,903)	16,600
Sats Ltd. NPV	Goldman Sachs	9/15/2020	0.96	Monthly	(135,700)	(396,188)	39,371
SembCorp. Marine Ltd.	Goldman Sachs	12/31/2021	1.06	Monthly	(134,600)	(106,582)	2,097
Singapore Airlines Ltd. NPV	Goldman Sachs	9/15/2020	1.06	Monthly	(70,900)	(410,257)	22,775
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	0.96	Monthly	(278,100)	(382,680)	18,270
						(2,305,462)	126,889
South Africa
Pepkor Holdings Ltd.	Morgan Stanley	9/15/2020	6.31	Monthly	(166,258)	(163,700)	11,463
Tiger Brands Ltd.	Goldman Sachs	9/15/2020	6.10	Monthly	(18,918)	(183,614)	29,015
						(347,314)	40,478
South Korea
Afreeca TV Co., LTD	Morgan Stanley	9/15/2020	1.58	Monthly	(6,928)	(315,566)	35,031
Amorepacific Corp.	Goldman Sachs	9/15/2020	1.58	Monthly	(2,671)	(353,801)	62,646
Celltrion Health	Macquarie	9/15/2020	1.57	Monthly	(7,678)	(417,953)	27,462
Celltrion Inc.	Goldman Sachs	9/15/2020	1.58	Monthly	(2,875)	(410,150)	26,047
Dentium Co., Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(8,860)	(310,896)	32,921
Grand Korea Leisure Co., Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(15,319)	(211,719)	8,227
Korea Electric Power Corp.	Morgan Stanley	9/15/2020	1.58	Monthly	(18,426)	(322,427)	79,690
Lotte Shopping Co., Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(4,898)	(387,963)	64,476
Mirae Asset Daewoo Co., Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(66,805)	(352,492)	21,760
Oil Corp.	Goldman Sachs	9/15/2020	1.58	Monthly	(7,041)	(391,391)	57,670
Paradise Co., Ltd.	Morgan Stanley	12/31/2021	1.58	Monthly	(29,022)	(397,665)	58,690
Samsung BioLogics Co., Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(1,076)	(412,933)	42,881
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(66,524)	(323,617)	40,071
Samsung Securities Co., Ltd.	Morgan Stanley	9/15/2020	1.58	Monthly	(9,620)	(263,337)	12,295
Sillajen Inc.	Goldman Sachs	9/15/2020	1.58	Monthly	(6,316)	(59,179)	7,148
						(4,931,089)	577,015
Taiwan
Cheng Shin Rubber	Goldman Sachs	9/15/2020	1.58	Monthly	(337,000)	(435,048)	2,731
China Airlines	Goldman Sachs	9/15/2020	1.58	Monthly	(1,291,000)	(345,766)	14,569
Cub Elecparts Inc.	Macquarie	9/15/2020	1.57	Monthly	(36,000)	(235,286)	17,614
Eclat Textile Co., Ltd.	Goldman Sachs	9/15/2020	1.58	Monthly	(35,000)	(407,821)	28,885
Macronix International	Morgan Stanley	9/15/2020	1.58	Monthly	(292,000)	(306,974)	33,652
Yulon Motor Company	Goldman Sachs	9/15/2020	1.58	Monthly	(626,000)	(416,634)	3,553
						(2,147,529)	101,004

The accompanying notes are an integral part of the financial statements.

44  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (continued)

					NUMBER OF
					CONTRACTS		UNREALIZED
REFERENCE		EXPIRATION	FINANCING	PAYMENT	LONG/	NOTIONAL	APPRECIATION
COMPANY	COUNTERPARTY	DATE	RATE	FREQUENCY	(SHORT)	AMOUNT	(DEPRECIATION)
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	1.58%	Monthly	(196,400)	$(378,135)	$52,624
True Corp. PCL NVDR	Morgan Stanley	9/15/2020	1.58	Monthly	(3,690,900)	(398,023)	47,723
						(776,158)	100,347
Turkey
Aselsan Elektronik Sanayi	Morgan Stanley	9/15/2020	1.58	Monthly	(24,389)	(108,006)	9,450
Total Short						(25,501,851)	1,757,616
Net unrealized gain/(loss) on Contracts For Difference							$515,098

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  45

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$2,783,975	$2,783,975	$—	$—
Chile	144,626	144,626	—	—
China	10,907,952	4,537,249	6,370,703	—
Egypt	169,308	169,308	—	—
Greece	99,251	—	99,251	—
Hong Kong	1,948,657	509,615	1,439,042	—
Hungary	389,903	—	389,903	—
India	2,507,376	897,950	1,609,426	—
Indonesia	602,581	—	602,581	—
Ireland	47,032	—	47,032	—
Macao	1,592,472	—	1,592,472	—
Malaysia	500,590	—	500,590	—
Mexico	2,065,456	2,065,456	—	—
Peru	68,883	68,883	—	—
Philippines	179,588	—	179,588	—	*
Poland	485,251	—	485,251	—
Russia	822,408	325,127	497,281	—
Singapore	1,223,023	—	1,223,023	—
South Africa	1,249,331	747,405	501,926	—
South Korea	1,028,218	217,424	810,794	—
Taiwan	4,006,341	339,300	3,667,041	—
Thailand	445,132	—	445,132	—
Turkey	441,744	—	441,744	—
United Arab Emirates	163,942	163,942	—	—
United States	1,172,566	1,172,566	—	—
Preferred Stock
Brazil	646,909	646,909	—	—
South Korea	1,957,493	—	1,957,493	—
Short-Term Investments	12,232,221	12,232,221	—	—
Contracts For Difference
Equity Contracts	1,780,182	271,630	1,508,552	—
Total Assets	$51,662,411	$27,293,586	$24,368,825	$—	*

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Mexico	$(223,663)	$(223,663)	$—	$—
Exchange Traded Funds
Ireland	(517,223)	—	(517,223)	—
United States	(2,563,339)	(2,563,339)	—	—
Contracts For Difference
Equity Contracts	(1,265,084)	(299,824)	(965,260)	—
Total Liabilities	$(4,569,309)	$(3,086,826)	$(1,482,483)	$—

*	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

46  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—90.7%
Brazil—5.2%
Ambev SA – ADR	45,452	$145,901
Banco do Brasil SA	12,000	124,350
JBS SA	14,400	72,131
Locaweb Servicos de Internet SA*	35,037	166,100
Pagseguro Digital Ltd.*	2,655	83,287
Petroleo Brasileiro SA - SP ADR	13,050	157,905
XP, Inc., Class A*	1,346	46,639
		796,313
Canada—0.7%
Yamana Gold, Inc.	26,405	100,867
Chile—0.3%
Geopark Ltd.	2,328	38,789
China—26.3%
Agricultural Bank of China Ltd., Class H	276,000	111,997
Alibaba Group Holding Ltd. - SP ADR*	5,388	1,120,704
Anhui Conch Cement Co. Ltd., Class H	2,500	18,723
Anton Oilfield Services	708,000	68,734
Baidu, Inc. - SP ADR*	933	111,941
Bank of China Ltd., Class H	109,000	43,561
China Construction Bank Corp., Class H	355,000	291,892
China Meidong Auto Holdings Ltd.	56,000	84,078
China Vanke Co., Ltd., Class H	9,900	38,769
CIFI Holdings Group Co., Ltd.	50,000	39,311
CRRC Corp., Ltd., Class H	117,000	76,199
ENN Energy Holdings Ltd.	7,000	78,963
Industrial & Commercial Bank of China Ltd., Class H	222,000	152,936
Jiangxi Copper Co., Ltd., Class H	7,000	8,349
Lomon Billions Group Co., Ltd., Class A	30,300	68,650
Longfor Group Holdings Ltd.	9,000	42,567
Momo, Inc. - SP ADR	1,665	46,820
NetEase, Inc. - ADR	294	93,701
Ping An Bank Co., Ltd., Class A	20,600	43,483
Ping An Insurance Group Co. of China Ltd., Class H	24,458	278,635
Sinopec Engineering Group Co., Ltd., Class H	112,500	56,004
Tencent Holdings Ltd.	16,100	816,346
Vipshop Holdings Ltd. - ADR*	4,627	59,364
Wuliangye Yibin Co. Ltd., Class A	8,900	155,660
Zhongsheng Group Holdings Ltd.	40,500	155,950
		4,063,337
Egypt—0.3%
Commercial International Bank Egypt SAE	9,800	51,758
Greece—0.2%
Hellenic Telecommunications Organization SA	2,133	30,347
Hong Kong—7.4%
AIA Group Ltd.	6,648	66,629
Champion REIT	87,000	50,666
China Mobile Ltd. - SP ADR	1,296	51,607
China Overseas Land & Investment Ltd.	10,000	34,246
	NUMBER OF SHARES	VALUE
Hong Kong—continued
China Resources Cement Holdings Ltd.	6,000	$7,709
CNOOC Ltd.	59,000	82,076
Fortune Real Estate Investment Trust	80,000	86,281
Galaxy Entertainment Group Ltd.	35,000	238,219
Hang Lung Properties Ltd.	48,000	106,547
Melco Resorts & Entertainment Ltd. – ADR	5,766	99,982
WH Group Ltd.	298,000	312,725
		1,136,687
Hungary—0.8%
OTP Bank PLC	2,647	116,185
India—4.8%
Bharat Electronics Ltd.	33,828	34,898
Bharti Airtel Ltd.*	30,286	219,693
Gujarat State Petronet Ltd.	14,114	43,988
HDFC Bank Ltd.	5,782	94,905
Indraprastha Gas Ltd.	6,757	41,613
ITC Ltd.	27,918	76,789
Mahanagar Gas Ltd.	2,872	40,252
MakeMyTrip Ltd.*	2,038	46,894
Reliance Industries Ltd.	4,159	77,228
Tech Mahindra Ltd.	6,562	67,884
		744,144
Indonesia—1.2%
Bank Rakyat Indonesia Persero Tbk PT	201,000	60,064
Gudang Garam Tbk PT	30,100	107,862
Indah Kiat Pulp & Paper Corp. Tbk PT	27,800	11,177
		179,103
Ireland—0.1%
Kenmare Resources PLC	5,063	14,387
Israel—0.3%
Gazit-Globe Ltd.	4,311	49,883
Macao—3.1%
Sands China Ltd.	49,200	235,839
Wynn Macau Ltd.	113,600	235,934
		471,773
Malaysia—1.0%
British American Tobacco Malaysia Bhd	8,600	25,500
Malaysia Airports Holdings Bhd	23,700	37,285
Sime Darby Bhd	181,200	86,643
		149,428
Mexico—3.9%
Alpek SAB de CV	72,200	49,006
Concentradora Fibra Danhos SA de CV	65,800	91,932
Fibra Uno Administracion SA de CV	46,400	70,273
Fomento Economico Mexicano SAB de CV - SP ADR	1,914	155,781
Grupo Financiero Banorte SAB de CV	17,200	94,044
Industrias Bachoco SAB de CV, Class B	12,300	44,412
Macquarie Mexico Real Estate Management SA de CV	76,500	100,430
		605,878

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  47

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Peru—0.1%
Credicorp Ltd.	116	$21,027
Philippines—0.3%
Altus San Nicolas Corp.*‡	1,610	0
First Gen Corp.	146,200	52,829
		52,829
Poland—0.9%
PLAY Communications SA	18,395	144,596
Russia—1.8%
Sberbank of Russia PJSC - SP ADR	13,233	188,306
Tatneft PJSC	8,100	82,780
		271,086
Singapore—2.3%
DBS Group Holdings Ltd.	12,800	223,798
United Overseas Bank Ltd.	7,700	137,434
		361,232
South Africa—3.8%
Anglo American Platinum Ltd.	138	9,265
Astral Foods Ltd.	4,773	57,429
Barloworld Ltd.	6,601	34,338
Distell Group Holdings Ltd.	7,599	48,468
Naspers Ltd.	428	66,920
Naspers Ltd. - SP ADR	6,629	206,626
Netcare Ltd.	58,364	68,465
Oceana Group Ltd.	12,163	42,649
SPAR Group Ltd., (The)	4,681	50,282
		584,442
South Korea—9.3%
Autech Corp.	3,107	28,002
GS Retail Co., Ltd.	1,813	52,700
Hana Financial Group, Inc.	5,663	146,652
Innocean Worldwide	587	32,510
KB Financial Group, Inc.	1,452	45,902
Kia Motors Corp.	1,290	38,926
Korea Aerospace Industries Ltd.	1,200	25,658
KT Corp. - SP ADR	6,850	66,103
Samsung Electronics Co., Ltd.	10,904	490,804
SK Hynix, Inc.	6,393	472,383
Spigen Korea Co., Ltd.	635	23,793
		1,423,433
Taiwan—12.3%
Accton Technology Corp.	22,000	116,063
AU Optronics Corp.	316,000	97,791
Chicony Electronics Co., Ltd.	25,000	67,741
Chicony Power Technology Co., Ltd.	25,000	47,979
ChipMOS Technologies, Inc.	92,000	87,852
Epistar Corp.*	38,000	35,064
Global Mixed Mode Technology, Inc.	13,000	45,541
Hon Hai Precision Industry Co., Ltd.	44,000	114,816
Innolux Corp.	388,000	100,028
Nanya Technology Corp.	31,000	77,164
Novatek Microelectronics Corp.	9,000	56,640
Pegatron Corp.	25,000	50,868
Powertech Technology, Inc.	32,000	104,672
Radiant Opto-Electronics Corp.	27,000	85,529
Taiwan PCB Techvest Co., Ltd.	33,000	34,505
Taiwan Semiconductor Manufacturing Co., Ltd.	26,000	268,055
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	5,844	314,641
Tripod Technology Corp.	30,000	107,682
	NUMBER OF SHARES	VALUE
Taiwan—(continued)
Wiwynn Corp.	3,000	$70,062
		1,882,693
Thailand—-0.9%
Charoen Pokphand Foods PCL	87,300	75,112
Major Cineplex Group PCL	98,400	59,457
		134,569
Turkey—0.9%
Enerjisa Enerji AS	42,545	53,127
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	3,713	31,920
Ulker Biskuvi Sanayi AS	15,091	50,029
		135,076
United Arab Emirates—0.3%
Emaar Malls PJSC	113,899	49,928
United States—2.2%
Las Vegas Sands Corp.	1,645	95,920
Micron Technology, Inc.*	2,906	152,739
National Energy Services Reunited Corp.*	9,970	82,851
		331,510
TOTAL COMMON STOCKS (Cost $14,442,184)		13,941,300
PREFERRED STOCKS—5.2%
Brazil—1.4%
Azul SA - ADR*	892	26,314
Cia Brasileira de Distribuicao, 1.235%	2,200	35,647
Cia de Saneamento do Parana, 4.335%	6,800	30,184
Itau Unibanco Holding SA, 6.473%	17,900	126,888
		219,033
South Korea—3.8%
Samsung Electronics Co., Ltd., 3.111%	15,116	577,074
TOTAL PREFERRED STOCKS (Cost $796,663)		796,107
SHORT-TERM INVESTMENTS—6.0%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio, 1.44%(a)	919,473	919,473
TOTAL SHORT-TERM INVESTMENTS (Cost $919,473)		919,473
TOTAL INVESTMENTS—101.9% (Cost $16,158,320)		15,656,880
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.9)%		(292,352)
NET ASSETS—100.0%		$15,364,528

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	Seven-day yield as of February 29, 2020.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $(0) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

48  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/ (SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/15/2020	-0.48%	Monthly	2,702	$92,499	$(10,176)
Chile
Sociedad Quimica Minera	Goldman Sachs	9/15/2020	1.65	Monthly	194	5,312	(563)
China
Bank of China Ltd., Class H	Goldman Sachs	9/15/2020	1.74	Monthly	108,000	43,161	(1,357)
China Construction Bank Corp., Class H	Goldman Sachs	9/15/2020	1.74	Monthly	22,000	18,089	(246)
China Oilfield Services	Goldman Sachs	9/15/2020	1.74	Monthly	26,000	33,981	(8,017)
China Shenhua Energy Co., Class H	Goldman Sachs	12/31/2021	1.74	Monthly	21,500	37,803	(1,691)
Industrial & Commercial Bank of China Ltd.	Goldman Sachs	9/15/2020	1.74	Monthly	157,000	108,158	(3,275)
Netdragon Websoft Holdings	Goldman Sachs	9/15/2020	1.74	Monthly	7,000	19,611	(678)
						260,803	(15,264)
France
Total SA	Goldman Sachs	9/15/2020	-0.48	Monthly	1,460	63,104	(7,340)
Portugal
Jeronimo Martins	Goldman Sachs	9/15/2020	-0.48	Monthly	1,316	23,263	(895)
Russia
Detsky Mir PJSC	Goldman Sachs	9/15/2020	1.65	Monthly	27,030	45,467	(4,631)
Gazprom Neft	Goldman Sachs	9/15/2020	1.65	Monthly	10,580	63,658	(10,993)
Novolipetsk Steel PJSC	Goldman Sachs	9/15/2020	1.65	Monthly	36,770	69,328	(10,569)
						178,453	(26,193)
South Korea
Kumho Petrochemical Co., Ltd.	Goldman Sachs	9/15/2020	1.65	Monthly	1,044	51,641	(7,120)
Switzerland
Glencore PLC	Goldman Sachs	12/31/2020	0.71	Monthly	26,896	67,890	(11,189)
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.65	Monthly	8,000	82,478	(3,139)
United States
Southern Copper Corp.	Goldman Sachs	9/15/2020	1.65	Monthly	420	14,133	(1,903)
Total Long						839,576	(83,782)
Net unrealized gain/(loss) on Contracts For Difference							$(83,782)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  49

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

Common Stock
Brazil	$796,313	$796,313	$—	$—
Canada	100,867	100,867	—	—
Chile	38,789	38,789	—	—
China	4,063,337	1,432,530	2,630,807	—
Egypt	51,758	51,758	—	—
Greece	30,347	—	30,347	—
Hong Kong	1,136,687	151,589	985,098	—
Hungary	116,185	—	116,185	—
India	744,144	266,587	477,557	—
Indonesia	179,103	—	179,103	—
Ireland	14,387	—	14,387	—
Israel	49,883	—	49,883	—
Macao	471,773	—	471,773	—
Malaysia	149,428	—	149,428	—
Mexico	605,878	605,878	—	—
Peru	21,027	21,027	—	—
Philippines	52,829	—	52,829	—	*
Poland	144,596	—	144,596	—
Russia	271,086	188,306	82,780	—
Singapore	361,232	—	361,232	—
South Africa	584,442	432,902	151,540	—
South Korea	1,423,433	66,103	1,357,330	—
Taiwan	1,882,693	314,641	1,568,052	—
Thailand	134,569	—	134,569	—
Turkey	135,076	—	135,076	—
United Arab Emirates	49,928	49,928	—	—
United States	331,510	331,510	—	—
Preferred Stock
Brazil	219,033	219,033	—	—
South Korea	577,074	—	577,074	—
Short-Term Investments	919,473	919,473	—	—
Contracts For Difference Equity Contracts	—	—	—	—
Total Assets	$15,656,880	$5,987,234	$9,669,646	$—	*

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference Equity Contracts	$(83,782)	$(2,466)	$(81,316)	$—
Total Liabilities	$(83,782)	$(2,466)	$(81,316)	$—

*	Value equals zero as of the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

50  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—77.4%
Austria—0.6%
Erste Group Bank AG*	6,173	$211,323
Bermuda—1.3%
Axis Capital Holdings Ltd.	4,388	246,255
Everest Re Group Ltd.	732	181,448
		427,703
Canada—2.3%
Barrick Gold Corp.	12,666	241,572
Bausch Health Cos., Inc.*	4,836	107,021
Fairfax Financial Holdings Ltd.	289	124,494
Nutrien Ltd.	3,112	125,818
Yamana Gold, Inc.	52,415	200,225
		799,130
Denmark—0.9%
FLSmidth & Co., A/S	4,520	155,471
Novo Nordisk A/S, Class B	2,373	139,032
		294,503
Finland—1.3%
Sampo Oyj, Class A	10,948	447,356
France—8.5%
Accor SA	5,891	214,272
AXA SA	11,711	272,214
BNP Paribas SA	7,254	352,111
Capgemini SA	4,025	446,038
Cie Generale des Etablissements Michelin SCA	1,478	158,392
Eiffage SA	4,088	437,292
Peugeot SA	9,722	188,403
Sanofi	2,176	202,946
TOTAL SA	8,267	357,318
Vinci SA	2,807	283,640
		2,912,626
Germany—2.7%
Brenntag AG	5,362	243,290
HeidelbergCement AG	3,712	222,463
Rheinmetall AG	1,855	172,212
Siemens AG	2,645	272,094
		910,059
Greece—0.3%
Hellenic Telecommunications Organization SA	7,792	110,861
Hong Kong—1.7%
China Overseas Land & Investment Ltd.	40,000	136,986
CK Asset Holdings Ltd.	20,000	127,659
WH Group Ltd.	312,500	327,941
		592,586
Hungary—1.0%
OTP Bank PLC	7,595	333,368
Indonesia—0.3%
Bank Rakyat Indonesia Persero Tbk PT	350,500	104,739
Ireland—0.7%
CRH PLC	7,098	240,927
Italy—0.8%
Leonardo SpA	27,137	278,304
	NUMBER OF SHARES	VALUE
Japan—5.1%
Hitachi Construction Machinery Co., Ltd.	3,400	$82,807
Hitachi Ltd.	12,000	400,752
KDDI Corp.	7,500	211,902
Nippon Telegraph & Telephone Corp.	16,600	387,274
Shionogi & Co., Ltd.	2,500	134,575
Sony Corp.	8,700	536,336
		1,753,646
Macao—0.7%
Wynn Macau Ltd.	112,400	233,441
Netherlands—1.8%
Koninklijke Ahold NV	10,950	255,816
NXP Semiconductors NV	1,296	147,342
Royal Dutch Shell PLC, Class A	9,875	213,167
		616,325
Singapore—1.7%
DBS Group Holdings Ltd.	16,900	295,483
United Overseas Bank Ltd.	16,500	294,501
		589,984
South Korea—1.4%
KB Financial Group, Inc.	3,797	120,035
KT Corp. - SP ADR	17,961	173,324
SK Hynix, Inc.	2,335	172,535
		465,894
Sweden—0.3%
Sandvik AB	5,712	95,216
Switzerland—1.9%
Glencore PLC	35,934	90,703
Novartis AG	2,408	202,569
Roche Holding AG	586	188,419
STMicroelectronics NV	6,357	175,451
		657,142
United Kingdom—6.1%
Associated British Foods PLC	6,917	201,970
BP PLC	36,824	191,323
Direct Line Insurance Group PLC	62,581	249,460
easyJet PLC	5,486	79,192
GlaxoSmithKline PLC	10,102	203,852
International Game Technology PLC	10,233	108,879
Legal & General Group PLC	67,032	227,096
Melrose Industries PLC	32,111	88,807
Next PLC	1,351	106,481
Nomad Foods Ltd.*	10,353	191,116
Persimmon PLC	3,572	132,064
Tesco PLC	96,023	286,104
		2,066,344
United States—36.0%
Activision Blizzard, Inc.	2,361	137,245
Allstate Corp., (The)	3,003	316,066
Alphabet, Inc., Class C*	261	349,565
American Express Co.	4,707	517,441
AutoZone, Inc.*	137	141,454
Berkshire Hathaway, Inc., Class B*	3,430	707,746
CDK Global, Inc.	2,920	134,378
Cigna Corp.	2,474	452,594
Cisco Systems, Inc.	3,639	145,305

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  51

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
United States—(continued)
Citigroup, Inc.	8,114	$514,914
Comcast Corp., Class A	10,571	427,386
Corteva, Inc.	13,602	369,974
CVS Health Corp.	6,377	377,391
DuPont de Nemours, Inc.	5,920	253,968
Eaton Corp. PLC	2,277	206,569
Foot Locker, Inc.	3,938	142,752
Fox Corp., Class A	8,001	245,951
Goldman Sachs Group Inc., (The)	1,494	299,950
Honeywell International, Inc.	890	144,331
Huntington Bancshares Inc.	11,036	135,412
Johnson & Johnson	1,655	222,564
Laboratory Corp. of America Holdings*	1,139	200,111
Lennar Corp., Class A	2,891	174,443
Marathon Petroleum Corp.	7,673	363,854
McKesson Corp.	875	122,378
Medtronic PLC	1,274	128,254
Micron Technology, Inc.*	3,444	181,017
Microsoft Corp.	1,649	267,154
Mohawk Industries, Inc.*	990	119,939
Mosaic Co., (The)	7,503	127,776
Newmont Goldcorp Corp.	3,312	147,815
Nexstar Media Group, Inc., Class A	2,542	292,279
Oracle Corp.	8,051	398,202
Owens Corning	6,308	356,339
Pfizer, Inc.	8,986	300,312
Philip Morris International, Inc.	2,476	202,710
PulteGroup, Inc.	3,269	131,414
Science Applications International Corp.	4,052	324,687
SYNNEX Corp.	1,496	187,045
TE Connectivity Ltd.	2,740	227,064
Textron, Inc.	3,234	131,300
Tyson Foods, Inc., Class A	4,285	290,652
United Parcel Service, Inc., Class B	3,596	325,402
United Technologies Corp.	2,094	273,455
Valero Energy Corp.	1,208	80,030
Verizon Communications, Inc.	2,580	139,733
Vistra Energy Corp.	22,080	424,597
Wells Fargo & Co.	3,124	127,614
		12,288,532
TOTAL COMMON STOCKS (Cost $27,910,269)		26,430,009
	NUMBER OF SHARES	VALUE
PREFERRED STOCKS—0.7%
Brazil—0.3%
Petroleo Brasileiro SA, 3.725%	14,800	$82,904
South Korea—0.4%
Samsung Electronics Co., Ltd., 3.111%	3,943	150,530
TOTAL PREFERRED STOCKS (Cost $264,935)		233,434
INVESTMENT COMPANY—22.1%
United States—22.1%
Campbell Advantage Fund	1,160,050	7,563,527
TOTAL INVESTMENT COMPANY (Cost $8,473,191)		7,563,527
SHORT-TERM INVESTMENTS—0.4%
First American Treasury Obligations Fund, Class X, 1.49%(a)	127,918	127,918
TOTAL SHORT-TERM INVESTMENTS (Cost $127,918)		127,918
TOTAL INVESTMENTS—100.6% (Cost $36,776,313)		34,354,888
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.6)%		(211,045)
NET ASSETS—100.0%		$34,143,843

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	7 day yield as of February 29, 2020.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

52  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Australia	$211,323	$—	$211,323	$—
Bermuda	427,703	427,703	—	—
Canada	799,130	799,130	—	—
Denmark	294,503	—	294,503	—
Finland	447,356	—	447,356	—
France	2,912,626	—	2,912,626	—
Germany	910,059	—	910,059	—
Greece	110,861	—	110,861	—
Hong Kong	592,586	—	592,586	—
Hungary	333,368	—	333,368	—
Indonesia	104,739	—	104,739	—
Ireland	240,927	—	240,927	—
Italy	278,304	—	278,304	—
Japan	1,753,646	—	1,753,646	—
Macao	233,441	—	233,441	—
Netherlands	616,325	—	616,325	—
Singapore	589,984	—	589,984	—
South Korea	465,894	173,324	292,570	—
Sweden	95,216	—	95,216	—
Switzerland	657,142	—	657,142	—
United Kingdom	2,066,344	299,995	1,766,349	—
United States	12,288,532	12,288,532	-—	—
Preferred Stock
Brazil	82,904	82,904	-—	—
South Korea	150,530	—	150,530	—
Investment Company
United States	7,563,527	7,563,527	-—	—
Short-Term Investments	127,918	127,918	-—	—
Total Assets	$34,354,888	$21,763,033	$12,591,855	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  53

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

		Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
	ASSETS
	Investments in securities, at value †^	$535,666,980	$141,291,463	$2,516,700,110	$1,508,889,151
	Investments purchased with proceeds from securities lending collateral, at value *	72,814,661	15,802,657	—	133,925,535
	Short-term investments, at value **	19,314,063	10,983,101	102,512,376	29,299,013
	Purchased options, at value	—	9,696	—	—
	Cash	—	—	—	—
	Foreign currency, at value#	—	—	—	—
	Offering costs	—	—	—	—
	Receivables
	Investments sold	2,455,149	425,310	57,735,517	5,651,904
	Foreign currency deposits with brokers for securities sold short #	—	3,058,398	320,050,826	—
	Deposits with brokers for contracts for difference	—	—	12,110,000	—
	Deposits with brokers for securities sold short	—	89,344,800	875,184,774	—
	Capital shares sold	1,964,033	509,010	2,287,146	6,106,347
	Dividends and interest	543,989	282,599	6,969,194	3,179,269
	Unrealized appreciation on contracts for difference à	—	—	4,523,019	—
	Prepaid expenses and other assets	50,512	29,931	185,345	139,884
	Total assets	632,809,387	261,736,965	3,898,258,307	1,687,191,103
	LIABILITIES
	Securities sold short, at fair value ‡	—	86,125,784	1,172,657,787	—
	Options written, at value +à	—	502,160	—	2,578,678
	Foreign currency overdraft	—	—	—	—
	Payables
	Securities lending collateral (Note 8)	72,814,661	15,802,657	—	133,925,535
	Investments purchased	5,180,532	9,562,948	83,288,290	12,304,876
	Capital shares redeemed	1,143,746	1,601,145	11,583,960	3,251,696
	Investment advisory fees	521,584	284,605	2,793,525	1,047,370
	Custodian fees	8,024	57,659	111,749	4,458
	Distribution and service fees	90,102	16,127	2,659	83,936
	Dividends on securities sold short	—	51,812	1,808,169	—
	Administration and accounting fees	25,427	32,211	309,542	93,810
	Transfer agent fees	21,522	59,396	383,587	94,383
	Unrealized depreciation on contracts for difference à	—	—	4,261,094	—
	Other accrued expenses and liabilities	11,098	56,757	728,797	38,410
	Total liabilities	79,816,696	114,153,261	1,277,929,159	153,423,152
	Net Assets	$552,992,691	$147,583,704	$2,620,329,148	$1,533,767,951
	NET ASSETS CONSIST OF:
	Par value	$25,259	$9,687	$180,383	$64,613
	Paid-in Capital	508,927,936	105,546,243	2,207,260,375	1,217,492,285
	Total Distributable earnings/(loss)	44,039,496	42,027,774	412,888,390	316,211,053
	Net Assets	$552,992,691	$147,583,704	$2,620,329,148	$1,533,767,951
	INSTITUTIONAL CLASS
	Net assets	$450,923,648	$127,484,427	$2,578,603,486	$1,269,111,904
	Shares outstanding	20,415,491	8,244,284	177,447,425	53,422,267
	Net asset value, offering and redemption price per share	$22.09	$15.46	$14.53	$23.76
	INVESTOR CLASS
	Net assets	$102,069,043	$20,099,277	$41,725,662	$264,656,047
	Shares outstanding	4,843,812	1,442,380	2,935,348	11,190,606
	Net asset value, offering and redemption price per share	$21.07	$13.93	$14.21	$23.65
†	Investments in securities, at cost	$494,576,185	$119,318,615	$2,206,091,300	$1,249,811,611
^	Includes market value of securities on loan	$70,277,623	$15,181,387	$—	$70,277,623
*	Investments purchased with proceeds from securities lending collateral, at cost	$72,814,661	$15,802,657	$—	$133,925,535
**	Short-term investments, at cost	$19,314,063	$10,983,101	$102,512,376	$29,299,013
	Purchased options, at cost	$—	$22,671	$—	$—
#	Foreign currency, at cost	$—	$2,980,383	$320,631,125	$—
‡	Proceeds received, securities sold short	$—	$88,233,473	$1,196,935,108	$—
+	Premiums received, options written	$—	$395,216	$—	$3,314,987
à	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

54  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (continued)

		WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund
	ASSETS
	Investments in securities, at value †^	$19,724,988	$463,365,353	$416,807,511
	Investments purchased with proceeds from securities lending collateral, at value *	2,857,175	17,792,890	—
	Short-term investments, at value **	1,366,580	172,626	8,657,154
	Purchased options, at value	—	—	—
	Cash	1,355	—	—
	Foreign currency, at value#	—	—	—
	Offering costs	—	—	—
	Receivables
	Investments sold	109,589	12,988,839	23,356,374
	Foreign currency deposits with brokers for securities sold short #	—	—	158,905
	Deposits with brokers for contracts for difference	—	—	1,980,000
	Deposits with brokers for securities sold short	—	—	213,885,741
	Capital shares sold	—	162,500	534,903
	Dividends and interest	27,468	1,725,914	1,835,352
	Unrealized appreciation on contracts for difference à	—	—	1,798,014
	Prepaid expenses and other assets	12,071	61,133	135,289
	Total assets	24,099,226	496,269,255	669,149,243
	LIABILITIES
	Securities sold short, at fair value ‡	—	—	197,492,109
	Options written, at value +à	—	—	1,604,058
	Foreign currency overdraft	—	39	—
	Payables
	Securities lending collateral (Note 8)	2,857,175	17,792,890	—
	Investments purchased	740,803	16,350,351	27,204,054
	Capital shares redeemed	—	—	800,819
	Investment advisory fees	11,915	404,996	582,537
	Custodian fees	3,031	17,621	33,880
	Distribution and service fees	—	—	291
	Dividends on securities sold short	—	—	378,581
	Administration and accounting fees	4,116	33,613	55,558
	Transfer agent fees	1,980	4,127	96,957
	Unrealized depreciation on contracts for difference à	—	—	491,860
	Other accrued expenses and liabilities	12,003	3,586	47,441
	Total liabilities	3,631,023	34,607,223	228,788,145
	Net Assets	$20,468,203	$461,662,032	$440,361,098
	NET ASSETS CONSIST OF:
	Par value	$1,638	$30,620	$44,325
	Paid-in Capital	24,060,574	456,869,138	446,325,247
	Total Distributable earnings/(loss)	(3,594,009)	4,762,274	(6,008,474)
	Net Assets	$20,468,203	$461,662,032	$440,361,098
	INSTITUTIONAL CLASS
	Net assets	$20,468,203	$461,662,032	$432,651,369
	Shares outstanding	1,637,894	30,620,098	43,540,543
	Net asset value, offering and redemption price per share	$12.50	$15.08	$9.94
	INVESTOR CLASS
	Net assets	$—	$—	$7,709,729
	Shares outstanding	—	—	784,025
	Net asset value, offering and redemption price per share	$—	$—	$9.83
†	Investments in securities, at cost	$20,151,573	$455,534,031	$412,406,548
^	Includes market value of securities on loan	$2,764,540	$17,243,925	$—
*	Investments purchased with proceeds from securities lending collateral, at cost	$2,857,175	$17,792,890	$—
**	Short-term investments, at cost	$1,366,580	$172,626	$8,657,154
	Purchased options, at cost	$—	$—	$—
#	Foreign currency, at cost	$—	$—	$158,902
‡	Proceeds received, securities sold short	$—	$—	$199,316,945
+	Premiums received, options written	$—	$—	$3,782,940
à	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  55

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2020 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (concluded)

		Boston Partners Emerging Markets Long/Short Fund	Boston Partners Emerging Markets Fund	Boston Partners Global Equity Advantage Fund
	ASSETS
	Investments in securities, at value †^	$37,650,008	$14,737,407	$34,226,970
	Investments purchased with proceeds from securities lending collateral, at value *	—	—	—
	Short-term investments, at value **	12,232,221	919,473	127,918
	Purchased options, at value	—	—	—
	Cash	—	—	—
	Foreign currency, at value#	193,822	175	—
	Offering costs	—	—	23,098
	Receivables
	Investments sold	860,955	258,433	716,755
	Foreign currency deposits with brokers for securities sold short #	—	—	—
	Deposits with brokers for contracts for difference	3,984,859	—	—
	Deposits with brokers for securities sold short	2,458,633	—	—
	Capital shares sold	3,120,751	—	—
	Dividends and interest	109,872	31,282	52,115
	Unrealized appreciation on contracts for difference à	1,780,182	—	—
	Prepaid expenses and other assets	617,183	10,141	14,990
	Total assets	63,008,486	15,956,911	35,161,846
	LIABILITIES
	Securities sold short, at fair value ‡	3,304,225	—	—
	Options written, at value +à	—	—	—
	Foreign currency overdraft	—	—	—
	Payables
	Securities lending collateral (Note 8)	—	—	—
	Investments purchased	1,704,308	485,222	995,269
	Capital shares redeemed	—	—	—
	Investment advisory fees	77,993	5,390	11,014
	Custodian fees	8,647	7,695	—
	Distribution and service fees	—	—	—
	Dividends on securities sold short	—	—	—
	Administration and accounting fees	10,915	5,496	895
	Transfer agent fees	2,438	1,814	1,656
	Unrealized depreciation on contracts for difference à	1,265,084	83,782	—
	Other accrued expenses and liabilities	13,875	2,984	9,169
	Total liabilities	6,387,485	592,383	1,018,003
	Net Assets	$56,621,001	$15,364,528	$34,143,843
	NET ASSETS CONSIST OF:
	Par value	$5,433	$1,687	$3,509
	Paid-in Capital	60,149,753	16,936,438	35,885,105
	Total Distributable earnings/(loss)	(3,534,185)	(1,573,597)	(1,744,771)
	Net Assets	$56,621,001	$15,364,528	$34,143,843
	INSTITUTIONAL CLASS
	Net assets	$56,621,001	$15,364,528	$34,143,843
	Shares outstanding	5,432,994	1,686,550	3,509,472
	Net asset value, offering and redemption price per share	$10.42	$9.11	$9.73
	INVESTOR CLASS
	Net assets	$—	$—	$—
	Shares outstanding	—	—	—
	Net asset value, offering and redemption price per share	$—	$—	$—
†	Investments in securities, at cost	$37,392,593	$15,238,847	$36,648,394
^	Includes market value of securities on loan	$—	$—	$—
*	Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$—
**	Short-term investments, at cost	$12,232,221	$919,473	$127,918
	Purchased options, at cost	$—	$—	$—
#	Foreign currency, at cost	$200,643	$176	$—
‡	Proceeds received, securities sold short	$3,483,061	$—	$—
+	Premiums received, options written	$—	$—	$—
à	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

56  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 29, 2020 (unaudited)
STATEMENTS OF OPERATIONS

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
Investment Income
Dividends †	$5,835,663	$1,795,132	$27,747,794	$19,798,951
Interest	142,622	12,544	207,288	402,936
Income from securities loaned (Note 8)	162,669	44,324	—	178,092
Prime broker interest income	—	—	6,392,833	—
Total investment income	6,140,954	1,852,000	34,347,915	20,379,979
Expenses
Advisory fees (Note 2)	2,821,184	2,362,292	19,139,330	6,404,669
Distribution fees (Investor Class) (Note 2)	184,576	38,857	681,400	573,914
Transfer agent fees (Note 2)	147,410	32,166	64,356	396,083
Administration and accounting fees (Note 2)	81,876	20,218	391,407	261,397
Printing and shareholder reporting fees	23,283	7,601	72,338	56,303
Registration fees	22,132	20,010	36,236	33,163
Legal fees	21,101	8,982	143,998	74,854
Audit and tax service fees	20,150	6,521	102,679	68,044
Director fees	15,724	20,327	17,105	16,818
Custodian fees (Note 2)	15,654	6,352	105,556	55,750
Officer fees	14,077	11,376	36,717	32,258
Other expenses	13,081	13,482	105,465	40,605
Offering expense	—	—	—	—
Dividend expense on securities sold short	—	194,766	11,973,095	—
Prime broker interest expense	—	65,381	—	—
Total expenses before waivers and/or reimbursements	3,380,248	2,808,331	32,869,682	8,013,858
Less: waivers and/or reimbursements net of amounts recouped (Note 2) ■	(18,794)	(4,148)	—	(345,091)
Net expenses after waivers and/or reimbursements net of amounts recouped	3,361,454	2,804,183	32,869,682	7,668,767
Net investment income/(loss)	2,779,500	(952,183)	1,478,233	12,711,212

Net realized gain/(loss) from:
Investment securities	8,649,833	34,287,600	244,563,989	76,591,369
Purchased options **	—	(48,312)	—	—
Securities sold short	—	(7,668,739)	(92,896,496)	—
Options written **	—	775,210	—	—
Contracts for difference **	—	—	(39,510,929)	—
Foreign currency transactions	31	13,481	(778,850)	24
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(35,183,998)	(23,370,565)	(246,939,888)	(107,106,629)
Purchased options **	—	(12,975)	—	—
Securities sold short	—	(4,712,400)	102,287,659	—
Options written **	—	(271,864)	—	736,309
Contracts for difference **	—	—	2,712,560	—
Foreign currency translation	(25)	(45,127)	2,040,570	(53)
Net realized and unrealized gain/(loss)	(26,534,159)	(1,053,691)	(28,521,385)	(29,778,980)
Net increase/(decrease) in net assets resulting from operations	$(23,754,659)	$(2,005,874)	$(27,043,152)	$(17,067,768)
† Net of foreign withholding taxes of	$(11,634)	$(14,976)	$(458,176)	$(110,197)
■	Includes Acquired fund fees and expenses. See Note 2 for more details.
**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  57

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 29, 2020 (unaudited)
STATEMENTS OF OPERATIONS (continued)

	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund
Investment Income
Dividends †	$225,084	$5,603,843	$5,688,286
Interest	8,156	87,715	171,558
Income from securities loaned (Note 8)	3,566	22,811	—
Prime broker interest income	—	—	1,697,658
Total investment income	236,806	5,714,369	7,557,502
Expenses
Advisory fees (Note 2)	94,390	3,066,805	4,220,374
Distribution fees (Investor Class) (Note 2)	—	—	17,203
Transfer agent fees (Note 2)	4,321	275,100	192,910
Administration and accounting fees (Note 2)	10,763	114,916	107,995
Printing and shareholder reporting fees	722	15,453	34,367
Registration fees	10,431	12,828	23,707
Legal fees	837	26,641	24,420
Audit and tax service fees	15,533	16,764	15,875
Director fees	897	26,817	28,079
Custodian fees (Note 2)	4,762	95,070	71,864
Officer fees	670	20,726	20,895
Other expenses	1,948	15,456	13,540
Offering expense	—	—	—
Dividend expense on securities sold short	—	—	2,058,956
Prime broker interest expense	—	—	—
Total expenses before waivers and/or reimbursements	145,274	3,686,576	6,830,185
Less: waivers and/or reimbursements net of amounts recouped (Note 2) ■	(16,460)	(459,452)	—
Net expenses after waivers and/or reimbursements net of amounts recouped	128,814	3,227,124	6,830,185
Net investment income/(loss)	107,992	2,487,245	727,317

Net realized gain/(loss) from:
Investment securities	871,891)	27,236,805	30,933,984
Purchased options **	—	—	—
Securities sold short	—	—	(15,333,332)
Options written **	—	—	(4,341,112)
Contracts for difference **	—	—	(5,497,665)
Foreign currency transactions	—	7,478	261,355
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(190,219)	(31,561,967)	(42,636,359)
Purchased options **	—	—	—
Securities sold short	—	—	815,736
Options written **	—	—	3,216,821
Contracts for difference **	—	—	1,873,719
Foreign currency translation	—	(19,661)	(38,058)
Net realized and unrealized gain/(loss)	(1,062,110)	(4,337,345)	(30,744,911)
Net increase/(decrease) in net assets resulting from operations	$(954,118)	$(1,850,100)	$(30,017,594)
† Net of foreign withholding taxes of	$(967)	$(255,514)	$(257,983)
■	Includes Acquired fund fees and expenses. See Note 2 for more details.
**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

58  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 29, 2020 (unaudited)
STATEMENTS OF OPERATIONS (concluded)

	Boston Partners Emerging Markets Long/Short Fund	Boston Partners Emerging Markets Fund	Boston Partners Global Equity Advantage Fund
Investment Income
Dividends †	$1,118,929	$210,231	$561,254
Interest	129,616	9,344	5,484
Income from securities loaned (Note 8)	—	—	—
Prime broker interest income	11,282	—	—
Total investment income	1,259,827	219,575	566,738
Expenses
Advisory fees (Note 2)	458,205	51,272	150,323
Distribution fees (Investor Class) (Note 2)	—	—	—
Transfer agent fees (Note 2)	4,891	764	1,851
Administration and accounting fees (Note 2)	33,216	15,348	12,989
Printing and shareholder reporting fees	5,112	814	2,316
Registration fees	11,150	10,658	8,651
Legal fees	3,643	840	3,848
Audit and tax service fees	20,874	17,389	25,429
Director fees	2,254	299	—
Custodian fees (Note 2)	22,828	13,688	20,513
Officer fees	1,667	204	—
Other expenses	3,306	1,466	1,924
Offering expense	—	—	21,720
Dividend expense on securities sold short	2,538	—	—
Prime broker interest expense	—	—	—
Total expenses before waivers and/or reimbursements	569,684	112,742	249,564
Less: waivers and/or reimbursements net of amounts recouped (Note 2) ■	(117,058)	(47,494)	(143,832)
Net expenses after waivers and/or reimbursements net of amounts recouped	452,626	65,248	105,732
Net investment income/(loss)	807,201	154,327	461,006

Net realized gain/(loss) from:
Investment securities	1,120,205	103,326	721,804
Purchased options **	—	—	—
Securities sold short	25,092	—	—
Options written **	—	—	—
Contracts for difference **	291,662	50,778	—
Foreign currency transactions	(62,967)	(12,795)	(779)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(1,332,125)	(420,704)	(3,720,177)
Purchased options **	—	—	—
Securities sold short	178,836	—	—
Options written **	—	—	—
Contracts for difference **	433,721	(99,398)	—
Foreign currency translation	(29,878)	(4,502)	(1,605)
Net realized and unrealized gain/(loss)	624,546	(383,295)	(3,000,757)
Net increase/(decrease) in net assets resulting from operations	$1,431,747	$(228,968)	$(2,539,751)
† Net of foreign withholding taxes of	$(44,641)	$(12,381)	$(10,277)
■	Includes Acquired fund fees and expenses. See Note 2 for more details.
**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  59

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners Small Cap Value Fund II		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$2,779,500	$5,119,815	$(952,183)	$(4,074,640)
Net realized gain/(loss) from investments and foreign currency	8,649,864	4,896,278	27,359,240	22,450,450
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(35,184,023)	(73,206,212)	(28,412,931)	(58,673,475)
Net increase/(decrease) in net assets resulting from operations	(23,754,659)	(63,190,119)	(2,005,874)	(40,297,665)

Dividends and distributions to shareholders:
Institutional Class	(11,586,422)	(24,782,416)	(16,021,570)	(39,629,576)
Investor Class	(2,731,799)	(7,438,014)	(2,702,290)	(3,570,596)
Net decrease in net assets from dividends and distributions to shareholders	(14,318,221)	(32,220,430)	(18,723,860)	(43,200,172)

Capital transactions:
Institutional Class
Proceeds from shares sold	99,088,573	118,504,503	11,269,737	38,668,117
Reinvestment of distributions	11,181,116	24,557,730	12,844,176	33,235,863
Shares redeemed	(48,755,503)	(123,812,685)	(106,984,443)	(418,406,076)
Investor Class
Proceeds from shares sold	5,811,059	29,276,394	922,228	4,437,809
Reinvestment of distributions	2,687,806	7,318,410	2,654,278	3,529,676
Shares redeemed	(23,078,958)	(36,795,840)	(8,381,940)	(27,469,487)
Net increase/(decrease) in net assets from capital transactions	46,934,093	19,048,512	(87,675,964)	(366,004,098)
Total increase/(decrease) in net assets	8,861,213	(76,362,037)	(108,405,698)	(449,501,935)

Net assets:
Beginning of period	544,131,478	620,493,515	255,989,402	705,491,337
End of period	$552,992,691	$544,131,478	$147,583,704	$255,989,402

Share transactions:
Institutional Class
Shares sold	3,925,986	4,956,178	650,897	2,095,949
Shares reinvested	438,132	1,148,094	756,876	1,866,135
Shares redeemed	(1,945,258)	(5,270,333)	(6,004,606)	(22,879,083)
Net increase/(decrease)	2,418,860	833,939	(4,596,833)	(18,916,999)
Investor Class
Shares sold	245,980	1,325,727	57,850	263,262
Shares reinvested	110,337	358,044	173,482	217,077
Shares redeemed	(1,006,530)	(1,629,801)	(529,940)	(1,607,980)
Net increase/(decrease)	(650,213)	53,970	(298,608)	(1,127,641)

The accompanying notes are an integral part of the financial statements.

60  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners All-Cap Value Fund
	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$1,478,233	$29,436,127	$12,711,212	$26,365,649
Net realized gain/(loss) from investments and foreign currency	111,377,714	32,979,852	76,591,393	29,076,780
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(139,899,099)	(378,775,616)	(106,370,373)	(181,342,281)
Net increase/(decrease) in net assets resulting from operations	(27,043,152)	(316,359,637)	(17,067,768)	(125,899,852)

Dividends and distributions to shareholders:
Institutional Class	(68,239,780)	(288,844,600)	(39,151,779)	(94,784,961)
Investor Class	(1,083,477)	(5,365,883)	(7,489,376)	(24,143,563)
Net decrease in net assets from dividends and distributions to shareholders	(69,323,257)	(294,210,483)	(46,641,155)	(118,928,524)

Capital transactions:
Institutional Class
Proceeds from shares sold	166,950,783	888,216,598	118,482,370	383,982,359
Reinvestment of distributions	34,084,072	123,003,382	31,324,587	80,182,626
Shares redeemed	(740,166,900)	(3,836,061,077)	(388,202,246)	(568,063,951)
Investor Class
Proceeds from shares sold	2,748,784	22,919,651	13,971,764	46,250,282
Reinvestment of distributions	1,080,450	5,351,175	7,258,422	23,512,998
Shares redeemed	(15,303,094)	(81,360,293)	(67,549,568)	(203,556,917)
Net increase/(decrease) in net assets from capital transactions	(550,605,905)	(2,877,930,564)	(284,714,671)	(237,692,603)
Total increase/(decrease) in net assets	(646,972,314)	(3,488,500,684)	(348,423,594)	(482,520,979)

Net assets:
Beginning of period	3,267,301,462	6,755,802,146	1,882,191,545	2,364,712,524
End of period	$2,620,329,148	$3,267,301,462	$1,533,767,951	$1,882,191,545

Share transactions:
Institutional Class
Shares sold	10,660,485	57,905,304	4,450,386	15,591,415
Shares reinvested	2,166,820	8,361,889	1,157,597	3,484,686
Shares redeemed	(47,441,342)	(253,044,783)	(14,707,483)	(23,090,761)
Net increase/(decrease)	(34,614,037)	(186,777,590)	(9,099,500)	(4,014,660)
Investor Class
Shares sold	180,334	1,485,426	536,309	1,831,239
Shares reinvested	70,205	371,609	269,329	1,026,320
Shares redeemed	(1,000,297)	(5,461,987)	(2,545,398)	(8,369,542)
Net increase/(decrease)	(749,758)	(3,604,952)	(1,739,760)	(5,511,983)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  61

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Small/Micro Cap Value Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$107,992	$103,309	$2,487,245	$10,666,407
Net realized gain/(loss) from investments and foreign currency	(871,891)	(1,256,510)	27,244,283	(23,857,335)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(190,219)	(4,803,121)	(31,581,628)	(38,426,214)
Net increase/(decrease) in net assets resulting from operations	(954,118)	(5,956,322)	(1,850,100)	(51,617,142)

Dividends and distributions to shareholders:
Institutional Class	(108,852)	(1,821,699)	(10,116,438)	(51,164,406)
Investor Class	—	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(1,821,699)	(1,821,699)	(10,116,438)	(51,164,406)

Capital transactions:
Institutional Class
Proceeds from shares sold	362,018	140,303	7,287,090	230,742,522
Reinvestment of distributions	101,138	1,747,841	10,102,108	50,626,116
Shares redeemed	(1,204,887)	(4,272,967)	(227,409,933)	(161,208,686)
Investor Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	(741,731)	(2,384,823)	(210,020,735)	120,159,952
Total increase/(decrease) in net assets	(1,804,701)	(10,162,844)	(221,987,273)	17,378,404

Net assets:
Beginning of period	22,272,904	32,435,748	683,649,305	666,270,901
End of period	$20,468,203	$22,272,904	$461,662,032	$683,649,305

Share transactions:
Institutional Class
Shares sold	25,264	10,622	435,963	13,882,358
Shares reinvested	6,942	132,714	595,292	3,304,577
Shares redeemed	(82,890)	(306,458)	(13,386,971)	(9,780,418)
Net increase/(decrease)	(50,684)	(163,122)	(12,355,716)	7,406,517
Investor Class
Shares sold	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase/(decrease)	—	—	—	—

The accompanying notes are an integral part of the financial statements.

62  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners		Boston Partners
	Global Long/Short Fund		Emerging Markets Long/Short Fund
	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$727,317	$5,368,340	$807,201	$258,853
Net realized gain/(loss) from investments and foreign currency	6,023,230	(13,199,125)	1,373,992	(4,199,346)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(36,768,141)	(37,647,511)	(749,446)	3,991,003
Net increase/(decrease) in net assets resulting from operations	(30,017,594)	(45,478,296)	1,431,747	50,510

Dividends and distributions to shareholders:
Institutional Class	(7,186,270)	(16,137,470)	(1,296,540)	(318,952)
Investor Class	(133,127)	(390,012)	—	—
Net decrease in net assets from dividends and distributions to shareholders	(7,319,397)	(16,527,482)	(1,296,540)	(318,952)

Capital transactions:
Institutional Class
Proceeds from shares sold	29,360,067	278,122,015	5,155,683	14,109,573
Reinvestment of distributions	6,592,224	14,614,857	1,266,707	312,795
Shares redeemed	(178,044,209)	(534,235,179)	(8,360,726)	(13,974,868)
Investor Class
Proceeds from shares sold	525,542	5,601,799	—	—
Reinvestment of distributions	131,740	384,274	—	—
Shares redeemed	(6,731,425)	(13,841,421)	—	—
Net increase/(decrease) in net assets from capital transactions	(148,166,061)	(249,353,655)	(1,938,336)	447,500
Total increase/(decrease) in net assets	(185,503,052)	(311,359,433)	(1,803,129)	179,058

Net assets:
Beginning of period	625,864,150	937,223,583	58,424,130	58,245,072
End of period	$440,361,098	$625,864,150	$56,621,001	$58,424,130

Share transactions:
Institutional Class
Shares sold	2,742,220	25,515,260	489,522	1,390,778
Shares reinvested	609,263	1,371,000	118,052	32,314
Shares redeemed	(16,721,099)	(49,275,262)	(766,278)	(1,385,704)
Net increase/(decrease)	(13,369,616)	(22,389,002)	(158,704)	37,388
Investor Class
Shares sold	49,057	528,313	—	—
Shares reinvested	12,301	36,459	—	—
Shares redeemed	(654,660)	(1,290,716)	—	—
Net increase/(decrease)	(593,302)	(725,944)	—	—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  63

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Boston Partners Emerging Markets Fund		Boston Partners Global Equity Advantage Fund
	For the Six Months Ended February 29, 2020	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020	For the Period Ended August 31, 2019*
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$154,327	$126,073	$461,006	$114,389
Net realized gain/(loss) from investments and foreign currency	141,309	(705,218)	721,025	15,834
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(524,604)	751,803	(3,721,782)	1,298,753
Net increase/(decrease) in net assets resulting from operations	(228,968)	172,658	(2,539,751)	1,428,976

Dividends and distributions to shareholders:
Institutional Class	(503,507)	—	(633,996)	—
Net decrease in net assets from dividends and distributions to shareholders	(503,507)	—	(633,996)	—

Capital transactions:
Institutional Class
Proceeds from shares sold	6,125,227	1,000,000	10,254,618	25,000,000
Reinvestment of distributions	503,507	—	633,996	—
Shares redeemed	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	6,628,734	1,000,000	10,888,614	25,000,000
Total increase/(decrease) in net assets	5,896,259	1,172,658	7,714,867	26,428,976

Net assets:
Beginning of period	9,468,269	8,295,611	26,428,976	—
End of period	$15,364,528	$9,468,269	$34,143,843	$26,428,976

Share transactions:
Institutional Class
Shares sold	602,890	122,398	949,886	2,500,000
Shares reinvested	52,285	—	59,586	—
Shares redeemed	—	—	—	—
Net increase/(decrease)	655,175	122,398	1,009,472	2,500,000

*	The Fund commenced operations on May 29, 2019.

The accompanying notes are an integral part of the financial statements.

64  |  Semi-Annual Report 2020

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Semi-Annual Report 2020  |  65

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/19 through 2/29/20†	$23.42	$0.12	$(0.83)	$(0.71)	$(0.28)	$(0.34)	$(0.62)
8/31/19	27.74	0.23	(3.12)	(2.89)	(0.12)	(1.31)	(1.43)
8/31/18	24.96	0.21	3.75	3.96	(0.20)	(0.98)	(1.18)
8/31/17	23.00	0.13	2.38	2.51	(0.21)	(0.34)	(0.55)
8/31/16	21.89	0.18	2.00	2.18	(0.12)	(0.95)	(1.07)
8/31/15	22.65	0.21	(0.54)	(0.33)	(0.15)	(0.28)	(0.43)
Investor Class
9/1/19 through 2/29/20†	$22.33	$0.09	$(0.79)	$(0.70)	$(0.22)	$(0.34)	$(0.56)
8/31/19	26.53	0.16	(2.99)	(2.83)	(0.06)	(1.31)	(1.37)
8/31/18	23.92	0.14	3.59	3.73	(0.14)	(0.98)	(1.12)
8/31/17	22.06	0.07	2.29	2.36	(0.16)	(0.34)	(0.50)
8/31/16	21.04	0.12	1.92	2.04	(0.07)	(0.95)	(1.02)
8/31/15	21.79	0.14	(0.51)	(0.37)	(0.10)	(0.28)	(0.38)
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/19 through 2/29/20†	$17.74	$(0.08)	$(0.45)	$(0.53)	$—	$(1.75)	$(1.75)
8/31/19	20.51	(0.18)	(1.06)	(1.24)	—	(1.53)	(1.53)
8/31/18	20.96	(0.35)	0.07	(0.28)	—	(0.17)	(0.17)
8/31/17	20.09	(0.26)	1.13	0.87	—	—	—
8/31/16	19.04	(0.35)	3.04	2.69	—	(1.64)	(1.64)
8/31/15	22.65	(0.84)	(1.01)	(1.85)	—	(1.77)	(1.77)
Investor Class
9/1/19 through 2/29/20†	$16.17	$(0.09)	$(0.40)	$(0.49)	$—	$(1.75)	$(1.75)
8/31/19	18.88	(0.20)	(0.98)	(1.18)	—	(1.53)	(1.53)
8/31/18	19.36	(0.38)	0.07	(0.31)	—	(0.17)	(0.17)
8/31/17	18.60	(0.29)	1.05	0.76	—	—	—
8/31/16	17.79	(0.37)	2.82	2.45	—	(1.64)	(1.64)
8/31/15	21.33	(0.84)	(0.94)	(1.78)	—	(1.77)	(1.77)
Boston Partners Long/Short Research Fund
Institutional Class
9/1/19 through 2/29/20†	$15.15	$0.01	$(0.27)	$(0.26)	$(0.21)	$(0.15)	$(0.36)
8/31/19	16.64	0.09	(0.79)	(0.70)	(0.01)	(0.78)	(0.79)
8/31/18	16.27	(0.03)	0.40	0.37	—	—	—
8/31/17	15.23	(0.12)	1.16	1.04	—	—	—
8/31/16	15.20	(0.06)[4]	0.67	0.61	—	(0.58)	(0.58)
8/31/15	15.14	(0.14)	0.40	0.26	—	(0.20)	(0.20)
Investor Class
9/1/19 through 2/29/20†	$14.81	$(0.01)	$(0.27)	$(0.28)	$(0.17)	$(0.15)	$(0.32)
8/31/19	16.31	0.06	(0.78)	(0.72)	—	(0.78)	(0.78)
8/31/18	15.99	(0.08)	0.40	0.32	—	—	—
8/31/17	15.00	(0.15)	1.14	0.99	—	—	—
8/31/16	15.01	(0.09)[4]	0.66	0.57	—	(0.58)	(0.58)
8/31/15	15.00	(0.18)	0.39	0.21	—	(0.20)	(0.20)

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
^	Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Small Cap Value Fund II and BP Long/Short Research Fund. There was a 2.00% redemption fee on shares redeemed that were held 365 days or less on the BP Long/Short Equity Fund. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.

The accompanying notes are an integral part of the financial statements.

66  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Redemption Fees*^		Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[5]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—		$22.09	(3.38%)	$450,924	1.10%[6]	N/A	1.10%[6]	1.00%[6]	17%[7]
—		23.42	(9.92)	421,429	1.10	N/A	1.16	0.97	29
—		27.74	16.25	476,179	1.10	N/A	1.14	0.78	40
—		24.96	10.92	362,674	1.10	N/A	1.18	0.53	24
—	[3]	23.00	10.67	279,049	1.10	N/A	1.22	0.86	29
—		21.89	(1.45)	180,057	1.10	N/A	1.23	0.91	14

$—		$21.07	(3.49%)	$102,069	1.35%[6]	N/A	1.35%[6]	0.75%[6]	17%[7]
—		22.33	(10.20)	122,703	1.35	N/A	1.41	0.72	29
—		26.53	15.94	144,315	1.35	N/A	1.39	0.53	40
—		23.92	10.68	159,271	1.35	N/A	1.43	0.28	24
—	[3]	22.06	10.38	126,461	1.35	N/A	1.47	0.61	29
—		21.04	(1.68)	129,474	1.35	N/A	1.48	0.66	14

$—		$15.46	(4.04%)	$127,484	2.64%[6]	2.40%[6]	2.65%[6]	(0.88%)[6]	64%[7]
—		17.74	(6.05)	227,834	2.67	2.45	2.68	(0.94)	64
—		20.51	(1.38)	651,325	3.01	2.37	3.01	(1.62)	58
—		20.96	4.33	858,821	2.80	2.39	2.80	(1.21)	63
—	[3]	20.09	15.36	731,894	3.57	2.46	3.57	(1.79)	72
0.01		19.04	(8.35)	493,751	5.64	2.47	5.64	(4.22)	75

$—		$13.93	(4.13%)	$20,099	2.89%[6]	2.65%[6]	2.90%[6]	(1.13%)[6]	64%[7]
—		16.17	(6.27)	28,156	2.92	2.70	2.93	(1.19)	64
—		18.88	(1.65)	54,167	3.26	2.62	3.26	(1.87)	58
—		19.36	4.09	88,103	3.05	2.64	3.05	(1.46)	63
—	[3]	18.60	15.07	97,417	3.82	2.71	3.82	(2.04)	72
0.01		17.79	(8.55)	94,459	5.89	2.72	5.89	(4.47)	75

$—		$14.53	(1.89%)	$2,578,603	2.14%[6]	1.36%[6]	2.14%[6]	0.10%[6]	60%[7]
—		15.15	(4.05)	3,212,731	2.15	1.38	2.15	0.62	60
—		16.64	2.27	6,636,897	2.09	1.34	2.09	(0.19)	60
—		16.27	6.83	6,361,628	2.23	1.37	2.23	(0.75)	54
—	[3]	15.23	4.10	6,403,404	2.51	1.41	2.51	(0.38)[4]	53
—	[3]	15.20	1.73	6,738,894	2.43	1.39	2.43	(0.92)	62

$—		$14.21	(2.05%)	$41,726	2.39%[6]	1.61%[6]	2.39%[6]	(0.15%)[6]	60%[7]
—		14.81	(4.27)	54,570	2.40	1.63	2.40	0.37	60
—		16.31	2.00	118,905	2.34	1.59	2.34	(0.44)	60
—		15.99	6.60	211,455	2.48	1.63	2.48	(1.00)	54
—	[3]	15.00	3.88	259,400	2.76	1.66	2.76	(0.63)[4]	53
—	[3]	15.01	1.41	300,586	2.68	1.64	2.68	(1.17)	62

[3]	Amount is less than $0.005 per share.
[4]	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10) and $(0.13) for Institutional Class and Investor Class, respectively. The ratio of net investment loss would have been (0.66)% and (0.91)% for Institutional Class and Investor Class, respectively.
[5]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFER). AFFER are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[6]	Annualized.
[7]	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  67

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners All-Cap Value Fund
Institutional Class
9/1/19 through 2/29/20†	$24.97	$0.19	$(0.68)	$(0.49)	$(0.37)	$(0.35)	$(0.72)
8/31/19	27.86	0.34	(1.76)	(1.42)	(0.29)	(1.18)	(1.47)
8/31/18	25.57	0.22	3.20	3.42	(0.18)	(0.95)	(1.13)
8/31/17	23.12	0.20	3.17	3.37	(0.27)	(0.65)	(0.92)
8/31/16	22.08	0.30	2.15	2.45	(0.30)	(1.11)	(1.41)
8/31/15	23.00	0.30	(0.08)	0.22	(0.22)	(0.92)	(1.14)
Investor Class
9/1/19 through 2/29/20†	$24.82	$0.16	$(0.69)	$(0.53)	$(0.29)	$(0.35)	$(0.64)
8/31/19	27.69	0.27	(1.75)	(1.48)	(0.21)	(1.18)	(1.39)
8/31/18	25.42	0.16	3.18	3.34	(0.12)	(0.95)	(1.07)
8/31/17	23.00	0.14	3.15	3.29	(0.22)	(0.65)	(0.87)
8/31/16	21.98	0.25	2.13	2.38	(0.25)	(1.11)	(1.36)
8/31/15	22.90	0.25	(0.08)	0.17	(0.17)	(0.92)	(1.09)
WPG Partners Small/Micro Cap Value Fund
Institutional Class
9/1/19 through 2/29/20†	$13.19	$0.06	$(0.69)	$(0.63)	$(0.06)	$—	$(0.06)
8/31/19	17.52	0.06	(3.36)	(3.30)	(0.05)	(0.98)	(1.03)
8/31/18	16.13	0.04	2.50	2.54	(0.06)	(1.09)	(1.15)
8/31/17	15.50	0.05	0.65	0.70	(0.07)	—	(0.07)
8/31/16	15.40	0.07	0.46	0.53	(0.10)	(0.33)	(0.43)
8/31/15	20.42	0.13	(2.84)	(2.71)	(0.13)	(2.18)	(2.31)
Boston Partners Global Equity Fund
Institutional Class
9/1/19 through 2/29/20†	$15.91	$0.06	$(0.65)	$(0.59)	$(0.24)	$—	$(0.24)
8/31/19	18.73	0.25	(1.79)	(1.54)	(0.18)	(1.10)	(1.28)
8/31/18	17.39	0.16	1.56	1.72	(0.12)	(0.26)	(0.38)
8/31/17	15.60	0.14	1.95	2.09	(0.30)	—	(0.30)
8/31/16	14.66	0.355	0.66	1.01	(0.05)	(0.02)	(0.07)
8/31/15	15.59	0.13	(0.40)	(0.27)	(0.14)	(0.52)	(0.66)

†	Unaudited.
*	Calculated based on average shares outstanding.
^	Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Global Equity Fund. The WPG Small/Micro Cap Value Fund had a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

68  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Redemption Fees*^		Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[6]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—		$23.76	(2.33%)	$1,269,112	0.80%[7]	N/A	0.83%[7]	1.43%[7]	33%[8]
—		24.97	(4.65)	1,561,229	0.80	N/A	0.82	1.34	33
—		27.86	13.70	1,853,976	0.80	N/A	0.80	0.83	33
—		25.57	14.88	1,370,288	0.80	N/A	0.88	0.83	27
—		23.12	11.68	1,016,106	0.77	N/A	0.96	1.41	30 [3]
—		22.08	0.88	793,098	0.70	N/A	0.95	1.32	33

$—		$23.65	(2.46%)	$264,656	1.05%[7]	N/A	1.08%[7]	1.18%[7]	33%[8]
—		24.82	(4.90)	320,962	1.05	N/A	1.07	1.09	33
—		27.69	13.44	510,737	1.05	N/A	1.05	0.58	33
—		25.42	14.56	426,904	1.05	N/A	1.13	0.58	27
—		23.00	11.39	347,954	1.02	N/A	1.21	1.16	30 [3]
—		21.98	0.66	248,643	0.95	N/A	1.20	1.07	33

$—		$12.50	(4.81%)	$20,468	1.10%[7]	N/A	1.23%[7]	0.92%[7]	50%[8]
—		13.19	(18.85)	22,273	1.10	N/A	1.23	0.40	79
—		17.52	16.16	32,436	1.09	N/A	1.11	0.23	80
—		16.13	4.50	30,781	1.10	N/A	1.29	0.30	78
—		15.50	3.74	33,929	1.10	N/A	1.55	0.47	62
—	[4]	15.40	(14.01)	36,461	1.10	N/A	1.41	0.78	80

$—		$15.08	(3.91%)	$461,662	0.95%[7]	N/A	1.08%[7]	0.73%[7]	59%[8]
—		15.91	(7.92)	683,649	0.95	N/A	1.03	1.55	97
—		18.73	9.93	666,271	0.95	N/A	1.03	0.88	80
—		17.39	13.59	590,525	0.95	N/A	1.04	0.84	83
—		15.60	6.90	415,999	0.95	N/A	1.10	2.38 [5]	80
—		14.66	(1.75)	279,978	0.95	N/A	1.24	0.86	98

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Portfolio turnover rate excludes securities delivered/received from processing redemptions/subscriptions in-kind.
[4]	Amount is less than $0.005.
[5]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.18. The ratio of net investment income would have been 1.25%.
[6]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFER). AFFER are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[7]	Annualized.
[8]	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2020  |  69

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Global Long/Short Fund
Institutional Class
9/1/19 through 2/29/20†	$10.74	$0.01	$(0.67)	$(0.66)	$(0.14)	$—	$(0.14)
8/31/19	11.52	0.07	(0.65)	(0.58)	—	(0.20)	(0.20)
8/31/18	11.34	(0.01)	0.19	0.18	—	—	—
8/31/17	10.90	(0.11)	0.57	0.46	(0.02)	—	(0.02)
8/31/16	10.55	0.05 [7]	0.34	0.39	—	(0.04)	(0.04)
8/31/15	10.30	(0.13)	0.38	0.25	—	—	—
Investor Class
9/1/19 through 2/29/20†	$10.61	$0.00	$(0.68)	$(0.68)	$(0.10)	$—	$(0.10)
8/31/19	11.40	0.05	(0.84)	(0.79)	—	—	—
8/31/18	11.25	(0.04)	0.19	0.15	—	—	—
8/31/17	10.85	(0.13)	0.54	0.41	(0.01)	—	(0.01)
8/31/16	10.51	0.02 [7]	0.36	0.38	—	(0.04)	(0.04)
8/31/15	10.29	(0.16)	0.38	0.22	—	—	—
Boston Partners Emerging Markets Long/Short Fund
Institutional Class
9/1/19 through 2/29/20†	$10.45	$0.15	$0.05	$0.20	$(0.23)	$—	$(0.23)
8/31/19	10.49	0.04	(0.03)	0.01	—	(0.05)	(0.05)
8/31/18	12.12	(0.05)	(0.87)	(0.92)	(0.26)	(0.45)	(0.71)
8/31/17	11.15	(0.07)	1.96	1.89	(0.82)	(0.10)	(0.92)
12/15/15** through 8/31/16	10.00	(0.09)	1.24	1.15	—	—	—
Boston Partners Emerging Markets Fund
Institutional Class
9/1/19 through 2/29/20†	$9.18	$0.12	$0.30	$0.42	$(0.49)	$—	$(0.49)
8/31/19	9.13	0.13	(0.08)	0.05	—	—	—
10/17/17** through 8/31/18	10.00	0.05	0.86)	(0.81)	(0.06)	—	(0.06)
Boston Partners Global Equity Advantage Fund
Institutional Class
9/1/19 through 2/29/20†	$10.57	$0.16	$(0.75)	$(0.59)	$(0.21)	$(0.04)	$(0.25)
5/29/19** through 8/31/19	10.00	0.05	0.52	0.57	—	—	—

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Commencement of operations.
^	Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Global Long/Short Fund. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (concluded)	Per Share Operating Performance

Redemption Fees*^		Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[8]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—		$9.94	(6.32%)	$432,651	2.41%[9]	1.69%[9]	2.41%[9]	0.27%[9]	52%[10]
—		10.74	(5.00)	611,254	2.47	1.65	2.47	0.69	99
—		11.52	1.59	913,237	2.34	1.65	2.34	(0.11)	85
—		11.34	4.26	1,008,234	2.63	1.70	2.63	(0.94)	109
—	[4]	10.90	3.74	853,621	2.99	1.74	2.99	0.47 [7]	137
—	[4]	10.55	2.43	317,600	3.09	1.96	3.05	(1.27)	132

$—		$9.83	(6.45%)	$7,710	2.66%[9]	1.94%[9]	2.66%[9]	0.02%[9]	52%[10]
—		10.61	(5.14)	14,610	2.72	1.90	2.72	0.44	99
—		11.40	1.33	23,987	2.59	1.90	2.59	(0.36)	85
—		11.25	3.92	34,030	2.88	1.95	2.88	(1.17)	109
—	[4]	10.85	3.66	31,294	3.24	1.99	3.24	0.22 [7]	137
—	[4]	10.51	2.14	59,919	3.34	2.21	3.30	(1.52)	132

$—		$10.42	1.84%	$56,621	1.54%[9]	1.93%[9]	1.94%[9]	2.74%[9]	116%[10]
—		10.45	0.18	58,424	1.96	1.96	2.44	0.43	186
—		10.49	(8.11)	58,245	2.00	2.00	2.37	(0.47)	222
—		12.12	18.71	56,829	2.13	2.06	2.99	(0.60)	184
—		11.15	11.50	10,938	3.87 [5]	2.10 [5]	7.82 [5]	(1.26)[5]	229 [3,6]

$—		$9.11	4.27%	$15,365	1.08%[9]	N/A	1.87%[9]	2.56%[9]	98%[10]
—		9.18	0.55	9,468	1.07	N/A	2.89	1.41	155
—		9.13	(8.11)	8,296	1.10 [5]	N/A	2.95 [5]	0.58 [5]	146 [6]

$—		$9.73	(5.57%)	$34,144	0.70%[9]	N/A	1.66%[9]	3.07%[9]	60%[10]
—		10.57	5.70	26,429	0.25%	N/A	1.88	1.69	16

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Portfolio turnover rate excludes securities delivered/received from processing redemptions/subscriptions in-kind.
[4]	Amount is less than $0.005.
[5]	Annualized.
[6]	Not Annualized.
[7]	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.09) and $(0.12) for Institutional Class and Investor Class, respectively. The ratio of net investment income (loss) would have been (0.88)% and (1.13)% for Institutional Class and Investor Class, respectively.
[8]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFER). AFFER are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[9]	Annualized.
[10]	Not Annualized.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

February 29, 2020 (unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”) and Boston Partners Global Equity Advantage Fund (“BP Global Equity Advantage Fund”) (collectively the “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of the end of the reporting period, the Funds (other than the WPG Small/Micro Cap Value Fund, BP Emerging Markets Long/Short Fund, BP Emerging Markets Fund and BP Global Equity Advantage Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund, BP Emerging Markets Long/Short Fund, BP Emerging Markets Fund and BP Global Equity Advantage Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of BP Small Cap Value Fund II and BP All-Cap Value Fund is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Global Equity Fund, BP Global/Long Short Fund, BP Emerging Markets Fund, BP Emerging Markets Long/Short Fund and BP Global Equity Advantage Fund is to seek long-term capital growth. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small/Micro Cap Value Fund is to seek appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is February 29, 2020, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

PORTFOLIO VALUATION —Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Offering costs are estimated for a new fund and accrued over a 12 month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$25,378	$972,429
BP All-Cap Value Fund	—	2,209,991
BP Global Long/Short Fund	—	7,230,763

SHORT SALES — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had net income/(charges) of ($28,540), $6,513,857, $1,700,696 and $14,110 respectively, on borrowed securities. Such amounts are included in prime broker interest income and prime broker interest expense on the Statements of Operations.

As of the end of the reporting period, BP Long/Short Equity Fund, BP Long/Short Research Fund and BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund had securities sold short valued at $86,125,784, $1,172,657,787, $197,492,109 and $3,304,225, respectively, for which securities of $61,314,533, $740,582,346, $153,892,076 and $5,777,902 and deposits of $92,403,198, $1,195,235,600, $214,044,646 and $2,458,633, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP LONG/SHORT EQUITY FUND			BP LONG/SHORT RESEARCH FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
182	EUR 6,595	0.09%	149	AUD 4,044,474	1.23%
182	USD 3,444,010	2.12%	95	CAD 1,346,110	2.19%
			164	CHF 1,310,451	0.35%
			59	DKK 0	0.34%
			128	EUR 3,218,329	0.08%
			53	GBP 1,033,616	1.09%
			174	HKD 33,141,455	2.05%
			153	ILS 474,447	0.69%
			120	JPY 736,547,167	0.40%
			182	MXN 67,752	8.21%
			139	NOK 12,323,309	1.93%
			156	SEK 4,109,168	0.31%
			57	USD 11,157,873	2.24%

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

BP GLOBAL LONG/SHORT FUND			BP EMERGING MARKETS LONG/SHORT FUND
DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UNITIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
42	AUD 155,680	1.27%	13	AUD 18,020	1.91%
53	CAD 55,575	2.17%	3	CAD 0	0.00%
17	DKK 159,125	0.20%	3	DKK 4	0.00%
82	EUR 31,398	0.07%	10	EUR 11,716	0.10%
90	GBP 51,593	1.08%	46	GBP 53,558	1.09%
52	HKD 272,611	1.18%	12	HKD 2	0.00%
110	JPY 3,789,520	0.39%	3	ILS 2,000	0.72%
8	SEK 454,624	0.22%	19	JPY 20	0.00%
64	USD 666,911	2.09%	77	MXN 1,845,337	8.16%
			129	USD 141,357	2.12%

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund incurred interest expense during the current fiscal period on such borrowings, in the amount of $36,841, $121,024, $3,038 and $2,828, respectively.

CONTRACTS FOR DIFFERENCE — The BP Global Long/Short Fund, BP Long/Short Research Fund, BP Emerging Markets Long/Short Fund and BP Emerging Markets Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. As of the end of the reporting period, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund had cash deposits for contracts for difference of $12,110,000, $1,980,000 and $3,984,859, respectively, which were pledged as collateral. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, BP Global Long/Short Fund, BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Long/Short Research Fund	$9,682,330	$107,957,318
BP Global Long/Short Fund	—	22,400,134
BP Emerging Markets Long/Short Fund	17,052,830	24,139,314
BP Emerging Markets Fund	1,273,477	—

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENTOF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Long/Short Research Fund
Goldman Sachs	$1,935,993	$1,935,993	$—	$—	$4,261,094	$1,935,993	$2,220,000	$105,101
Macquarie	2,284,519	—	—	2,284,519	—	—	—	—
Morgan Stanley	302,507	—	—	302,507	—	—	—	—
Total	$4,523,019	$1,935,993	$—	$2,587,026	$4,261,094	$1,935,993	$2,220,000	$105,101
BP Global Long/Short Fund
Goldman Sachs	$1,394,611	$491,860	$—	$902,751	$491,860	$491,860	$—	$—
Macquarie	260,074	—	—	260,074	—	—	—	—
Morgan Stanley	143,329	—	—	143,329	—	—	—	—
Total	$1,798,014	$491,860	$—	$1,306,154	$491,860	$491,860	$—	$—
BP Emerging Markets Long/Short Fund
Citibank	$132	$—	$—	$132	$—	$—	$—	$—
Goldman Sachs	1,265,399	1,256,770	—	8,629	1,256,770	1,256,770	—	—
Macquarie	137,465	—	—	137,465	—	—	—	—
Morgan Stanley	377,186	8,314	—	368,872	8,314	8,314	—	—
Total	$1,780,182	$1,265,084	$—	$515,098	$1,265,084	$1,265,084	$—	$—
BP Emerging Markets Fund
Goldman Sachs	$—	$—	$—	$—	$83,782	$—	$—	$83,782
Total	$—	$—	$—	$—	$83,782	$—	$—	$83,782

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

[2]	Actual collateral pledged may be more than the amount shown.

[3]	Net amount represents the net amount payable to the counterparty in the event of default.

2.	INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. Campbell & Company Investment Adviser LLC is a co-adviser to BP Global Equity Advantage Fund and is entitled to 50% of the Advisory Fee payable by the Fund.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds (other than the BP Global Equity Advantage Fund and the BP Emerging Markets Long/Short Fund) is in effect until February 28, 2021 and may not be terminated without the approval of the Board. For the BP Global Equity Advantage Fund and the BP Emerging Markets Long/Short Fund the contractual limitation is in effect until December 31, 2021 and February 28, 2022, respectively, and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after these dates.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP Small Cap Value Fund II	0.95%	1.10%	1.35%
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75
BP All-Cap Value Fund	0.70	0.80	1.05
WPG Partners Small/Micro Cap Value Fund*	0.80	1.10	N/A
BP Global Equity Fund	0.90	0.95	1.20
BP Global Long/Short Fund	1.50	2.00	2.25
BP Emerging Markets Long/Short Fund	1.50	1.50	N/A
BP Emerging Markets Fund	0.85	1.10	N/A
BP Global Equity Advantage Fund	1.00	1.05	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

For the period September 1, 2019 through February 28, 2020, the Boston Partners Long/Short Equity Fund agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.50% and 2.75% of the Fund’s average daily net assets attributable to the Institutional Class and Investor Class respectively.

For the period September 1, 2019 through September 30, 2019, the Boston Partners Emerging Markets Long/Short Fund agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.00% of the Fund’s average daily net assets attributable to the Institutional Class. For the period September 1, 2019 through September 30, 2019, the Boston Partners Emerging Markets Long/Short Fund’s advisory fee was 1.85%.

For the period September 1, 2019 through September 30, 2019, the Boston Partners Small Cap Value Fund II’s advisory fee was 1.00%.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the Expense Caps that are currently in effect, if different.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS*	RECOUPMENTS	NET ADVISORY FEES
BP Small Cap Value Fund II	$2,821,184	$(56,633)	$37,839	$2,802,390
BP Long/Short Equity Fund	2,362,292	(4,148)	—	2,358,144
BP Long/Short Research Fund	19,139,330	—	—	19,139,330
BP All-Cap Value Fund	6,404,669	(345,091)	—	6,059,578
WPG Partners Small/Micro Cap Value Fund	94,390	(16,460)	—	77,930
BP Global Equity Fund	3,066,805	(459,452)	—	2,607,353
BP Global Long/Short Fund	4,220,374	—	—	4,220,374
BP Emerging Markets Long/Short Fund	458,205	(117,058)	—	341,147
BP Emerging Markets Fund	51,272	(47,494)	—	3,778
BP Global Equity Advantage Fund	150,323	(143,832)	—	6,491

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

FUND	August 31, 2020	August 31, 2021	August 31, 2022*	TOTAL
BP Small Cap Value Fund II	$242,966	$418,582	$30,419	$691,967
BP Long/Short Equity Fund	—	45,543	4,148	49,691
BP All-Cap Value Fund	89,619	476,070	345,091	910,780
WPG Partners Small/Micro Cap Value Fund	5,324	35,330	16,460	57,114
BP Global Equity Fund	523,243	608,508	459,452	1,591,203
BP Emerging Markets Long/Short Fund	245,314	291,221	117,058	653,593
BP Emerging Markets Fund	135,327	162,027	47,494	344,848
BP Global Equity Advantage Fund	—	110,276	143,832	254,108

*	Includes Acquired fund fees and expenses. Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3.	DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP Small Cap Value Fund II	$126,956,504	$95,024,558
BP Long/Short Equity Fund	31,443,393	153,898,663
BP Long/Short Research Fund	729,305,886	1,449,443,989
BP All-Cap Value Fund	251,033,440	527,496,231
WPG Partners Small/Micro Cap Value Fund	11,081,835	12,218,500
BP Global Equity Fund	378,969,308	572,617,953
BP Global Long/Short Fund	275,435,966	453,377,274
BP Emerging Markets Long/Short Fund	44,530,473	46,311,066
BP Emerging Markets Fund	17,989,890	10,180,689
BP Global Equity Advantage Fund	29,351,018	17,311,706

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund, BP Global Long/Short Fund and WPG Small/Micro Cap Value Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6.	RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

7.	FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP Small Cap Value Fund II	$599,495,329	$131,314,739	$(58,426,033)	$72,888,706
BP Long/Short Equity Fund	247,983,787	87,033,784	(39,452,643)	47,581,141
BP Long/Short Research Fund	2,726,429,191	841,854,826	(399,406,473)	442,448,353
BP All-Cap Value Fund	1,801,762,297	444,465,843	(84,002,152)	360,463,691
WPG Small/Micro Cap Value Fund	25,824,714	3,529,481	(5,015,108)	(1,485,627)
BP Global Equity Fund	661,735,055	76,232,977	(45,244,486)	30,988,491
BP Global Long/Short Fund	599,215,773	113,789,998	(78,107,558)	35,682,440
BP Emerging Markets Long/Short Fund	54,685,462	3,451,610	(2,403,883)	1,047,727
BP Emerging Markets Fund	9,660,420	480,064	(684,327)	(204,263)
BP Global Equity Advantage Fund	25,073,341	2,056,439	(755,985)	1,300,454

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2019 were reclassified among the following accounts. They are primarily attributable to net investment loss and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP Small Cap Value Fund II	$18,364	$(18,364)
BP Long/Short Equity Fund	8,915,498	(8,915,498)
BP Long/Short Research Fund	(46,998)	46,998
BP All-Cap Value Fund	—	—
WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	(25,182)	25,182
BP Global Long/Short Fund	24,109	(24,109)
BP Emerging Markets Long/Short Fund	—	—
BP Emerging Markets Fund	—	—
BP Global Equity Advantage Fund	—	—

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER UNREALIZED	UNREALIZED APPRECIATION/ (DEPRECIATION)
BP Small Cap Value Fund II	$3,499,675	$5,723,995	$—	$—	$—	$72,888,706
BP Long/Short Equity Fund	—	17,464,056	—	(2,410,207)	—	47,703,659
BP Long/Short Research Fund	40,240,287	29,081,478	—	—	—	439,933,034
BP All-Cap Value Fund	15,793,774	3,662,526	—	—	—	360,463,676
WPG Small/Micro Cap Value Fund	108,852	—	(1,154,264)	—	—	(1,485,627)
BP Global Equity Fund	8,404,858	—	—	(22,648,665)	—	30,972,619
BP Global Long/Short Fund	7,319,397	—	(10,180,630)	—	(1,447,880)	35,637,630
BP Emerging Markets Long/Short Fund	1,235,926	—	(5,957,120)	—	—	1,051,802
BP Emerging Markets Fund	362,973	—	(1,000,266)	—	—	(203,829)
BP Global Equity Advantage Fund	136,742	—	(8,220)	—	—	1,300,454

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2020 (unaudited)

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2019 was as follows:

	2019
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP Small Cap Value Fund II	$11,884,149	$20,336,281	$32,220,430
BP Long/Short Equity Fund	—	43,200,172	43,200,172
BP Long/Short Research Fund	5,587,801	288,622,682	294,210,483
BP All-Cap Value Fund	22,851,076	96,077,448	118,928,524
WPG Small/Micro Cap Value Fund	1,612,257	209,442	1,821,699
BP Global Equity Fund	17,841,138	33,323,268	51,164,406
BP Global Long/Short Fund	—	16,527,482	16,527,482
BP Emerging Markets Long/Short Fund	—	318,952	318,952
BP Emerging Markets Fund	—	—	—
BP Global Equity Advantage Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019.

For the fiscal year ended August 31, 2019, the following Funds deferred to September 1, 2019, the following qualified late-year losses.

FUND	LATE-YEAR ORDINARY LOSS DEFERRAL	POST-OCTOBER CAPITAL LOSS DEFERRAL
BP Small Cap Value Fund II	$—	$—
BP Long/Short Equity Fund	2,410,207	—
BP Long/Short Research Fund	—	—
BP All-Cap Value Fund	—	—
WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	—	22,648,665
BP Global Long/Short Fund	—	—
BP Emerging Markets Long/Short Fund	—	—
BP Emerging Markets Fund	—	—
BP Global Equity Advantage Fund	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2019, the WPG Small/Micro Cap Value Fund had short-term post-enactment capital losses of $721,223 and long-term post-enactment capital losses of $433,041. The BP Global Long/Short Fund had short-term post-enactment capital losses of $10,180,630. The BP Emerging Markets Long/Short Fund had short-term post-enactment capital losses of $4,713,024 and long-term post-enactment capital losses of $1,244,096. The BP Emerging Markets Fund had short-term post-enactment capital losses of $738,136 and long-term post-enactment capital losses of $262,130. The BP Global Equity Advantage Fund had short-term post-enactment capital losses of $8,220. The capital losses can be carried forward for an unlimited period.

8.	SECURITIES LENDING

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the

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NOTES TO FINANCIAL STATEMENTS (concluded)

February 29, 2020 (unaudited)

attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. Investments purchased with proceeds from securities lending are overnight and continuous. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP Small Cap Value Fund II	$70,277,623	$72,814,661	$162,669
BP Long/Short Equity Fund	15,181,387	15,802,657	44,324
BP All-Cap Value Fund	128,690,796	133,925,535	178,092
WPG Small/Micro Cap Value Fund	2,764,540	2,857,175	3,566
BP Global Equity Fund	17,243,925	17,792,890	22,811

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT
BP Small Cap Value Fund II	$70,277,623	—	$70,277,623	$(70,277,623)	—	—
BP Long/Short Equity Fund	15,181,387	—	15,181,387	(15,181,387)	—	—
BP All-Cap Value Fund	128,690,796	—	128,690,796	(128,690,796)	—	—
WPG Small/Micro Cap Value Fund	2,764,540	—	2,764,540	(2,764,540)	—	—
BP Global Equity Fund	17,243,925	—	17,243,925	(17,243,925)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

9.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the removed and modified disclosure effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

10.	SUBSEQUENT EVENTS

ACQUISITION OF FUNDS’ DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Funds has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

82  |  Semi-Annual Report 2020

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)

OTHER INFORMATION

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Funds’ service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Funds by their service providers.

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its reports on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Semi-Annual Report 2020  |  83

INVESTMENT ADVISER

Boston Partners Global Investors, Inc.
60 East 42nd Street, Suite 1550
New York, NY 10165

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC
111 E. Kilbourn Ave., Suite 1250
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

BOS-SAR20

Campbell Advantage Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 29, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Campbell Advantage Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Campbell Advantage Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6488.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Campbell Advantage Fund, you can call 1-844-261-6488 to inform the Campbell Advantage Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Campbell Advantage Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Advantage Fund

Semi-Annual Report
Performance Data
February 29, 2020 (Unaudited)

Average annual total returns for the period ended February 29, 2020
	SIX MONTHS(2)	SINCE INCEPTION
Campbell Advantage Fund	-30.85%	-6.45%(1)(2)
Barclay BTOP50 Index(3)	-6.16%	3.26%

(1)	Inception date of the Fund is May 31, 2019.

(2)	Not annualized.

(3)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

The Fund intends to elect to be treated and to qualify each year, as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code (“Code”). To maintain qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and distribution of its income requirements. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading adviser programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

Campbell Advantage Fund

Fund Expense Examples

February 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period *	Annualized Expense Ratio	Actual Total Investment Return for the Fund
Actual	$1,000.00	$ 691.50	$ 28.47	6.77%	-30.85%
Hypothetical (5% return before expenses)	1,000.00	1,024.86	34.08	6.77	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account value on the first line in the tables is based on the actual six-month total investment return for the Fund.

2

Campbell Advantage Fund

Consolidated Portfolio Holdings Summary Table

February 29, 2020 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	60.6%	$4,638,599
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	39.4	3,016,900
NET ASSETS	100.0%	$7,655,499

The Fund seeks to achieve its investment objective by allocating its assets among derivatives and fixed income securities.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
3

Campbell Advantage Fund

Consolidated Portfolio of Investments

February 29, 2020 (Unaudited)

	Coupon*	Maturity Date	Par	Value
SHORT-TERM INVESTMENTS — 60.6%
U.S. TREASURY OBLIGATIONS — 60.6%
United States Treasury Bill	1.477%	04/16/20	$920,000	$918,439
United States Treasury Bill	1.488%	05/14/20	920,000	917,602
United States Treasury Bill	1.460%	06/18/20	920,000	916,584
United States Treasury Bill	1.504%	07/16/20	975,000	970,732
United States Treasury Bill	1.403%	08/13/20	920,000	915,242
				4,638,599
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,635,230)				4,638,599

TOTAL INVESTMENTS — 60.6%
(Cost $4,635,230)				4,638,599

OTHER ASSETS IN EXCESS OF LIABILITIES — 39.4%				3,016,900
NET ASSETS — 100.0%				$7,655,499

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Campbell Advantage Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Futures contracts outstanding as of February 29, 2020 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Mar-21	64	$17,663,163	$6,184
90-DAY Bank Bill	Mar-21	103	67,099,229	27,725
90-Day Euro	Jun-21	53	13,250,000	28,935
90-Day Sterling	Mar-21	75	12,020,155	7,557
Amsterdam Index	Mar-20	4	476,102	(53,238)
Australian 10-Year Bond	Mar-20	13	846,883	25,440
Australian 3-Year Bond	Mar-20	44	2,866,375	16,438
CAC40 10 Euro	Mar-20	7	410,067	(47,009)
Canadian 10-Year Bond	Jun-20	8	596,014	6,734
Cocoa	May-20	15	400,800	(17,865)
DAX Index	Mar-20	1	326,189	(43,359)
DJIA Mini E-CBOT	Mar-20	3	380,460	(48,311)
Euro Stoxx 50	Mar-20	9	329,263	(40,030)
Euro-Bobl	Mar-20	13	1,435,132	5,891
Euro-BTP	Mar-20	14	1,545,527	18,586
Euro-Bund	Mar-20	9	993,553	24,972
Euro-BUXL 30-Year Bond Futures	Mar-20	3	331,184	25,100
Euro-Oat	Mar-20	13	1,435,132	27,573
FTSE/MIB Index	Mar-20	4	486,311	(29,215)
Gold 100 Oz	Apr-20	9	1,410,030	(29,452)
IBEX 35 Index	Mar-20	4	383,878	(53,449)
London Metals Exchange Aluminum	Mar-20	12	505,650	(14,960)
London Metals Exchange Aluminum	Jun-20	1	42,494	(1,065)
London Metals Exchange Copper	Mar-20	6	844,350	(54,724)
London Metals Exchange Copper	Jun-20	1	141,025	(3,222)
London Metals Exchange Nickel	Mar-20	4	292,824	(37,166)
London Metals Exchange Nickel	Jun-20	1	73,644	(5,298)
London Metals Exchange Zinc	Mar-20	7	352,275	(44,768)
Long Gilt	Jun-20	9	1,153,935	8,567
MSCI Taiwan Index	Mar-20	12	505,320	(22,143)
Nasdaq 100 E-Mini	Mar-20	5	845,400	(36,856)
Nikkie 225 (Osaka Securities Exchange)	Mar-20	2	194,511	(20,954)
OMX Stockholm 30 Index	Mar-20	35	608,717	(61,466)
Palladium	Jun-20	4	996,440	(28,510)
Platinum	Apr-20	4	172,940	(27,160)
Russell 2000 E-Mini	Mar-20	3	221,235	(29,126)
S&P 500 E-Mini	Mar-20	5	737,775	(75,548)
S&P Mid 400 E-Mini	Mar-20	1	181,220	(24,682)
S&P/TSX 60 Index	Mar-20	7	1,012,986	(52,523)
Silver	May-20	3	246,850	(30,002)
SPI 200 Index	Mar-20	5	519,042	(32,124)
Sugar No. 11 (World)	May-20	35	554,288	(13,400)
Topix Index	Mar-20	1	139,023	(18,225)
U.S. Treasury 10-Year Notes	Jun-20	19	2,049,736	36,453
U.S. Treasury 2-Year Notes	Jun-20	32	6,571,502	27,443
U.S. Treasury 5-Year Notes	Jun-20	30	3,045,796	33,148
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-20	9	1,302,413	35,734
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-20	5	635,261	21,835
Wheat	May-20	8	210,000	(10,210)
				$(621,745)

The accompanying notes are an integral part of the consolidated financial statements.
5

Campbell Advantage Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10 Year Mini Japanese Government Bond	Mar-20	6	$(556,277)	$(8,860)
Brent Crude	Jun-20	2	(99,180)	5,027
Cattle Feeder Futures	Apr-20	4	(265,400)	3,463
Coffee	May-20	1	(41,756)	(3,884)
Corn	May-20	15	(276,188)	6,332
Cotton No.2	May-20	1	(30,745)	(233)
Euro-Schatz	Jun-20	53	(5,850,923)	(938)
FTSE/JSE TOP 40	Mar-20	3	(87,785)	3,069
Gasoline RBOB	Apr-20	1	(62,278)	1,090
Live Cattle	Apr-20	10	(430,300)	14,661
London Metals Exchange Aluminum	Mar-20	12	(505,650)	26,665
London Metals Exchange Aluminum	Jun-20	13	(552,419)	3,266
London Metals Exchange Copper	Mar-20	6	(844,350)	10,250
London Metals Exchange Copper	Jun-20	3	(423,075)	4,829
London Metals Exchange Nickel	Mar-20	4	(292,824)	26,976
London Metals Exchange Nickel	Jun-20	5	(368,220)	17,347
London Metals Exchange Zinc	Mar-20	7	(352,275)	45,115
London Metals Exchange Zinc	Jun-20	8	(404,200)	13,009
Low Sulphur Gasoil G Futures	Apr-20	7	(307,650)	20,588
Natural Gas	Apr-20	20	(336,800)	23,152
Soybean	May-20	10	(446,375)	359
WTI Crude	Apr-20	4	(179,040)	11,720
				$223,003
Total Futures Contracts				$(398,742)

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Advantage Fund

Consolidated Portfolio of Investments (Concluded)

February 29, 2020 (Unaudited)

Forward foreign currency contracts outstanding as of February 29, 2020 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	900,000	USD	618,827	Mar 18 2020	NatWest	$(32,243)
CAD	3,500,000	USD	2,690,531	Mar 18 2020	NatWest	(82,905)
CHF	1,250,000	USD	1,295,987	Mar 18 2020	NatWest	1,436
EUR	1,200,000	USD	1,332,323	Mar 18 2020	NatWest	(5,965)
GBP	1,850,000	USD	2,433,214	Mar 18 2020	NatWest	(59,916)
JPY	177,000,000	USD	1,625,986	Mar 18 2020	NatWest	16,800
NOK	10,050,000	USD	1,123,769	Mar 18 2020	NatWest	(55,486)
NZD	2,000,000	USD	1,330,677	Mar 18 2020	NatWest	(80,324)
SEK	3,000,000	USD	318,421	Mar 18 2020	NatWest	(5,925)
USD	4,723,290	AUD	7,050,000	Mar 18 2020	NatWest	128,381
USD	3,510,164	CAD	4,650,000	Mar 18 2020	NatWest	45,746
USD	1,640,420	CHF	1,600,000	Mar 18 2020	NatWest	(20,280)
USD	7,156,856	EUR	6,450,000	Mar 18 2020	NatWest	27,685
USD	1,886,675	GBP	1,450,000	Mar 18 2020	NatWest	26,523
USD	5,472,642	JPY	597,000,000	Mar 18 2020	NatWest	(68,280)
USD	4,628,959	NOK	42,450,000	Mar 18 2020	NatWest	116,655
USD	3,203,186	NZD	5,000,000	Mar 18 2020	NatWest	77,305
USD	2,637,760	SEK	25,200,000	Mar 18 2020	NatWest	12,789
Total Forward Foreign Currency Contracts						$41,996

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NatWest	National Westminster Bank
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
		USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Advantage Fund

Consolidated Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

ASSETS
Investments, at value (cost $4,635,230)	$4,638,599
Cash	935,297
Foreign currency deposits with broker for future contracts ($48,029)	49,287
Deposits with brokers:
Futures contracts	1,569,414
Forward foreign currency contracts	895,000
Unrealized appreciation on futures contracts	621,233
Unrealized appreciation on forward foreign currency contracts	453,320
Offering costs	11,276
Prepaid expenses and other assets	4,922
Total assets	9,178,348
LIABILITIES
Unrealized depreciation on futures contracts	1,019,975
Unrealized depreciation on forward foreign currency contracts	411,324
Other accrued expenses and liabilities	91,550
Total liabilities	1,522,849
Net assets	$7,655,499
NET ASSETS CONSIST OF:
Par value	$1,174
Paid-in capital	8,567,404
Total distributable earnings/(loss)	(913,079)
Net assets	$7,655,499
CAPITAL SHARES:
Net assets	$7,655,499
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,173,703
Net asset value, offering and redemption price per share	$6.52

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Advantage Fund

Consolidated Statement of Operations

For the Six Months Ended

February 29, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$20,352
Total investment income	20,352
EXPENSES
Audit and tax service fees	26,120
Offering costs	22,560
Transfer agent fees (Note 2)	25,927
Administration and accounting fees (Note 2)	19,017
Registration and filing fees	17,848
Printing and shareholder reporting fees	10,333
Custodian fees (Note 2)	6,761
Other expenses	3,128
Total expenses	131,694
Net investment income/(loss)	(111,342)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(33)
Futures contracts	(133,575)
Foreign currency transactions	(8,837)
Forward foreign currency contracts	(54,124)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,572
Futures contracts	(717,437)
Foreign currency translations	777
Forward foreign currency contracts	(80,875)
Net realized and unrealized gain/(loss) on investments	(990,532)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,101,874)

The accompanying notes are an integral part of the consolidated financial statements.
9

Campbell Advantage Fund

Consolidated Statement of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period Ended August 31, 2019(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(111,342)	$(54,173)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(196,569)	517,658
Net change in unrealized appreciation/(depreciation) on investments, future contracts, foreign currency translation and forward foreign currency contracts	(793,963)	437,166
Net increase/(decrease) in net assets resulting from operations	(1,101,874)	900,651

Dividends and Distributions to Shareholders From:
Total distributable earnings	(743,737)	—
Net decrease in net assets from dividends and distributions to shareholders	(743,737)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,256,722	2,600,000
Proceeds from reinvestment of distributions	743,737	—
Net increase/(decrease) in net assets from capital share transactions	6,000,459	2,600,000
Total increase/(decrease) in net assets	4,154,848	3,500,651

NET ASSETS:
Beginning of period	3,500,651	—
End of period	$7,655,499	$3,500,651

SHARE TRANSACTIONS:
Shares sold	801,330	259,515
Shares reinvested	112,858	—
Net increase/(decrease) in shares outstanding	914,188	259,515

(1)	Fund commenced operations on May 31, 2019.

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Advantage Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period Ended August 31, 2019(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.49		$10.00
Net investment income/(loss)(2)	(0.20)		(0.22)
Net realized and unrealized gain/(loss) on investments(3)	(3.90)		3.71
Net increase/(decrease) in net assets resulting from operations	(4.10)		3.49
Dividends and distributions to shareholders from:
Net investment income	(0.35)		—
Net realized capital gain	(2.52)		—
Total dividends and distributions to shareholders	(2.87)		—
Net asset value, end of period	$6.52		$13.49
Total investment return(4)	(30.85	)%(6)	34.90	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$7,655		$3,501
Ratio of expenses to average net assets with waivers and reimbursements	6.24	%(5)	7.77	%(5)
Ratio of expenses to average net assets without waivers and reimbursements	6.24	%(5)	7.77	%(5)
Ratio of net investment income/(loss) to average net assets	(5.28	)%(5)	(7.57	)%(5)
Portfolio turnover rate	0	%(6)	0	%(6)

(1)	The Fund commenced investment operations on May 31, 2019.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and is not annualized.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Campbell Advantage Fund

Notes To Consolidated Financial Statements

February 29, 2020 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Campbell Advantage Fund (the “Fund”), which commenced investment operations on May 31, 2019. The Fund’s shares are not registered under the Securities Act of 1933 as amended (the “1933 Act”), and are only offered in private placements to other series of the Company and other persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Consolidated Financial Statements is the six-months ended February 29, 2020 (the “current fiscal period”).

Consolidation of Subsidiary — The Adviser’s Campbell Advantage Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $684,256, which represented 8.93% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

12

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$4,638,599	$4,638,599	$—	$—
Commodity Contracts
Futures Contracts	233,849	233,849	—	—
Equity Contracts
Futures Contracts	3,069	3,069	—	—
Interest Rate Contracts
Futures Contracts	384,315	384,315	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	453,320	—	453,320	—
Total Assets	$5,713,152	$5,259,832	$453,320	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(321,919)	$(321,919)	$—	$—
Equity Contracts
Futures Contracts	(688,258)	(688,258)	—	—
Interest Rate Contracts
Futures Contracts	(9,798)	(9,798)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(411,324)	—	(411,324)	—
Total Liabilities	$(1,431,299)	$(1,019,975)	$(411,324)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end

13

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended February 29, 2020, the Fund had no Level 3 transfers.

Disclosures about Derivative Instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of February 29, 2020, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statements of Assets & Liabilities Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$233,849	$3,069	$384,315	$—	$621,233
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	453,320	453,320
Total Value - Assets		$233,849	$3,069	$384,315	$453,320	$1,074,553

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(321,919)	$(688,258)	$(9,798)	$—	$(1,019,975)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(411,324)	(411,324)
Total Value - Liabilities		$(321,919)	$(688,258)	$(9,798)	$(411,324)	$(1,431,299)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

14

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$41,805	$155,840	$(331,220)	$—	$(133,575)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	(54,124)	(54,124)
Total Realized Gain/(Loss)		$41,805	$155,840	$(331,220)	$(54,124)	$(187,699)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(203,672)	$(696,160)	$182,395	$—	$(717,437)
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	(80,875)	(80,875)
Total Change in Unrealized Appreciation/(Depreciation)		$(203,672)	$(696,160)	$182,395	$(80,875)	$(798,312)

For the period ended February 29, 2020, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$85,183,487	$(6,421,978)	$(29,748,758)	$29,765,520

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

15

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$453,320	$(411,324)	$—	$41,996	$411,324	$(411,324)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Offering costs for a new fund are expensed over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including offering costs and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

16

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

17

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund does not pay a fee to Campbell for investment advisory services. The Fund is only available for investment to clients of Campbell, including other investment companies advised by Campbell. Such clients have discretion to pay Campbell an amount deemed to be fair and reasonable.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

18

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,736,623	$172,810	$(203)	$172,607

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures not regulated by section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

19

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019, primarily attributable to investments in wholly-owned controlled foreign corporation and nondeductible organizational costs were reclassified among the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$31,881	$(31,881)

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
$361,245	$382,490	$188,797

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

There were no dividends or distributions paid during the current fiscal period ended August 31, 2019.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the current fiscal period ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. As of August 31, 2019, the Fund had no tax basis qualified late-year losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2019, the Fund had no tax basis capital loss carryovers to offset future capital gains.

6. New Accounting Pronouncements and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s consolidated financial statements and has elected to early adopt the removed and modified disclosures effective August 31, 2019. The impact of adoption

20

Campbell Advantage Fund

Notes To Consolidated Financial Statements (Concluded)

February 29, 2020 (Unaudited)

was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7. Subsequent Events

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

21

Campbell Advantage Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CAAD-SAR20

Campbell Dynamic Trend Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 29, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Campbell Dynamic Trend Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Campbell Dynamic Trend Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-844-261-6488.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Campbell Dynamic Trend Fund, you can call 1-844-261-6488 to inform the Campbell Dynamic Trend Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Campbell Dynamic Trend Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Dynamic Trend Fund

Semi-Annual Report
Performance Data
February 29, 2020 (Unaudited)

average annual total returns for the period ended February 29, 2020
	SIX MONTHS(1)	ONE YEAR	THREE YEARS	SINCE INCEPTION(2)
Campbell Dynamic Trend Fund	-9.82%	7.20%	0.78%	-1.37%
Barclay BTOP50 Index(3)	-6.16%	7.02%	0.29%	-1.05%

(1)	Not annualized.

(2)	Inception date of the Fund is December 31, 2014.

(3)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 31, 2019, is 1.88% and the Fund’s net operating expense ratio after waivers is 1.25%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2020 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

1

Campbell Dynamic Trend Fund

Fund Expense Example

February 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Portfolio
Actual	$1,000.00	$ 901.80	$5.91	1.25%	-9.82%
Hypothetical (5% return before expenses)	$1,000.00	$ 1,018.65	$6.27	1.25%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for the Fund.

2

Campbell Dynamic Trend Fund

Consolidated Portfolio Holdings Summary Table

February 29, 2020 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	84.6%	$20,237,146
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	15.4	3,678,780
NET ASSETS	100.0%	$23,915,926

The Fund seeks to achieve its investment objective by allocating its assets among derivatives and fixed income securities.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
3

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments

February 29, 2020 (Unaudited)

	Coupon*	Maturity Date	Par	Value
SHORT-TERM INVESTMENTS — 84.6%
U.S. TREASURY OBLIGATIONS — 84.6%
United States Treasury Bill	0.826%	03/12/20	$3,125,000	$3,123,725
United States Treasury Bill	1.536%	04/16/20	3,130,000	3,124,688
United States Treasury Bill	1.492%	05/14/20	3,365,000	3,356,230
United States Treasury Bill	1.503%	06/18/20	3,000,000	2,988,862
United States Treasury Bill	1.510%	07/16/20	4,230,000	4,211,483
United States Treasury Bill	1.403%	08/13/20	3,450,000	3,432,158
				20,237,146
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,223,110)				20,237,146

TOTAL INVESTMENTS — 84.6%
(Cost $20,223,110)				20,237,146

OTHER ASSETS IN EXCESS OF LIABILITIES — 15.4%				3,678,780
NET ASSETS — 100.0%				$23,915,926

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Futures contracts outstanding as of February 29, 2020 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Mar-21	80	$22,078,954	$10,732
90-DAY Bank Bill	Mar-21	160	104,231,812	49,620
90-Day Euro	Jun-21	70	17,500,000	47,623
90-Day Sterling	Mar-21	99	15,866,605	15,863
Amsterdam Index	Mar-20	5	595,127	(93,790)
Australian 10-Year Bond	Mar-20	18	1,172,608	34,539
Australian 3-Year Bond	Mar-20	61	3,973,838	18,372
CAC40 10 Euro	Mar-20	9	527,229	(75,230)
Canadian 10-Year Bond	Jun-20	11	819,519	12,420
Cocoa	May-20	22	587,840	(32,146)
DAX Index	Mar-20	1	326,189	(42,255)
DJIA Mini E-CBOT	Mar-20	4	507,280	(63,868)
Euro Stoxx 50	Mar-20	14	512,188	(68,893)
Euro-Bobl	Mar-20	16	1,766,316	10,988
Euro-BTP	Mar-20	20	2,207,895	19,992
Euro-Bund	Mar-20	11	1,214,342	35,413
Euro-BUXL 30-Year Bond Futures	Mar-20	4	441,579	38,899
Euro-Oat	Mar-20	17	1,876,711	46,435
FTSE/MIB Index	Mar-20	6	729,467	(67,709)
Gold 100 Oz	Apr-20	12	1,880,040	(18,669)
IBEX 35 Index	Mar-20	5	479,847	(72,160)
London Metals Exchange Aluminum	Mar-20	28	1,179,850	(48,802)
London Metals Exchange Copper	Mar-20	9	1,266,525	(81,773)
London Metals Exchange Nickel	Mar-20	14	1,024,884	(200,891)
London Metals Exchange Zinc	Mar-20	13	654,225	(80,959)
Long Gilt	Jun-20	11	1,410,365	16,296
MSCI Singapore Exchange ETS	Mar-20	1	24,700	(1,262)
MSCI Taiwan Index	Mar-20	19	800,090	(37,446)
Nasdaq 100 E-Mini	Mar-20	6	1,014,480	(63,590)
Nikkie 225 (Osaka Securities Exchange)	Mar-20	5	486,279	(55,121)
OMX Stockholm 30 Index	Mar-20	48	834,812	(105,485)
Palladium	Jun-20	4	996,440	(35,930)
Platinum	Apr-20	6	259,410	(37,680)
Russell 2000 E-Mini	Mar-20	3	221,235	(30,656)
S&P 500 E-Mini	Mar-20	6	885,330	(92,238)
S&P Mid 400 E-Mini	Mar-20	2	362,440	(49,194)
S&P/TSX 60 Index	Mar-20	9	1,302,410	(81,780)
Silver	May-20	4	329,150	(43,770)
SPI 200 Index	Mar-20	7	726,659	(63,543)
Sugar No. 11 (World)	May-20	49	776,003	(24,631)
Topix Index	Mar-20	2	278,046	(40,065)
U.S. Treasury 10-Year Notes	Jun-20	24	2,589,140	62,820
U.S. Treasury 2-Year Notes	Jun-20	40	8,214,373	43,571
U.S. Treasury 5-Year Notes	Jun-20	39	3,959,534	51,970
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-20	11	1,591,838	58,293
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-20	6	762,314	34,333
Wheat	May-20	12	315,000	(20,734)
				$(1,122,091)

The accompanying notes are an integral part of the consolidated financial statements.
5

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2020 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10 Year Mini Japanese Government Bond	Mar-20	8	$(741,702)	$(12,997)
Brent Crude	Jun-20	2	(99,180)	7,596
Cattle Feeder Futures	Apr-20	5	(331,750)	6,710
Coffee	May-20	2	(83,513)	(7,787)
Corn	May-20	20	(368,250)	14,642
Cotton No.2	May-20	1	(30,745)	(73)
Euro-Schatz	Jun-20	88	(9,714,740)	(1,557)
FTSE/JSE TOP 40	Mar-20	3	(87,785)	3,149
Gasoline RBOB	Apr-20	1	(62,278)	745
Live Cattle	Apr-20	12	(516,360)	23,455
London Metals Exchange Aluminum	Mar-20	28	(1,179,850)	56,673
London Metals Exchange Aluminum	Jun-20	15	(637,406)	8,010
London Metals Exchange Copper	Mar-20	9	(1,266,525)	22,540
London Metals Exchange Copper	Jun-20	3	(423,075)	6,573
London Metals Exchange Nickel	Mar-20	14	(1,024,884)	125,231
London Metals Exchange Nickel	Jun-20	5	(368,220)	28,516
London Metals Exchange Zinc	Mar-20	13	(654,225)	72,663
London Metals Exchange Zinc	Jun-20	10	(505,250)	27,666
Low Sulphur Gasoil G Futures	Apr-20	9	(395,550)	39,009
Natural Gas	Apr-20	27	(454,700)	38,024
Soybean	May-20	14	(624,925)	1,935
WTI Crude	Apr-20	5	(223,800)	22,718
				$483,441
Total Futures Contracts				$(638,650)

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Concluded)

February 29, 2020 (Unaudited)

Forward foreign currency contracts outstanding as of February 29, 2020 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	4,450,000	USD	3,089,493	Mar 18 2020	UBS	$(189,160)
CAD	4,400,000	USD	3,364,262	Mar 18 2020	UBS	(86,104)
CHF	2,500,000	USD	2,588,897	Mar 18 2020	UBS	5,948
EUR	3,450,000	USD	3,845,211	Mar 18 2020	UBS	(31,933)
GBP	3,000,000	USD	3,939,079	Mar 18 2020	UBS	(90,488)
JPY	93,000,000	USD	860,998	Mar 18 2020	UBS	2,161
NOK	42,750,000	USD	4,809,981	Mar 18 2020	UBS	(265,789)
NZD	5,750,000	USD	3,812,977	Mar 18 2020	UBS	(218,213)
SEK	23,250,000	USD	2,487,275	Mar 18 2020	UBS	(65,427)
USD	7,637,468	AUD	11,250,000	Mar 18 2020	UBS	305,166
USD	4,410,297	CAD	5,850,000	Mar 18 2020	UBS	51,836
USD	3,115,196	CHF	3,050,000	Mar 18 2020	UBS	(50,514)
USD	10,951,368	EUR	9,900,000	Mar 18 2020	UBS	8,919
USD	3,119,517	GBP	2,400,000	Mar 18 2020	UBS	40,644
USD	5,996,133	JPY	654,000,000	Mar 18 2020	UBS	(73,822)
USD	9,153,437	NOK	84,150,000	Mar 18 2020	UBS	208,553
USD	6,232,278	NZD	9,650,000	Mar 18 2020	UBS	199,327
USD	5,543,331	SEK	52,950,000	Mar 18 2020	UBS	27,767
Total Forward Foreign Currency Contracts						$(221,129)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	UBS	Union Bank of Switzerland
		USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Dynamic Trend Fund

Consolidated Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

ASSETS
Investments, at value (cost $20,223,110)	$20,237,146
Cash	695,935
Deposits with brokers:
Futures contracts	2,364,223
Forward foreign currency contracts	1,725,000
Unrealized appreciation on futures contracts	1,114,034
Unrealized appreciation on forward foreign currency contracts	850,321
Prepaid expenses and other assets	27,234
Total assets	27,013,893
LIABILITIES
Due to broker	218,456
Payables for:
Advisory fees	7,692
Unrealized depreciation on futures contracts	1,752,684
Unrealized depreciation on forward foreign currency contracts	1,071,450
Other accrued expenses and liabilities	47,685
Total liabilities	3,097,967
Net assets	$23,915,926
NET ASSETS CONSIST OF:
Par value	$3,089
Paid-in capital	26,078,327
Total distributable earnings/(loss)	(2,165,490)
Net assets	$23,915,926
CAPITAL SHARES:
Net assets	$23,915,926
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,089,300
Net asset value, offering and redemption price per share	$7.74

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Dynamic Trend Fund

Consolidated Statement of Operations

For the Six Months Ended

February 29, 2020 (Unaudited)

INVESTMENT INCOME
Interest	$192,017
Total investment income	192,017
EXPENSES
Advisory fees (Note 2)	129,355
Administration and accounting fees (Note 2)	33,756
Audit and tax service fees	24,234
Registration and filing fees	12,279
Officer fees	7,924
Director fees	6,732
Transfer agent fees (Note 2)	3,436
Custodian fees (Note 2)	1,980
Other expenses	8,296
Total expenses before waivers and/or reimbursements	227,992
Less: waivers and/or reimbursements (Note 2)	(73,616)
Net expenses after waivers and/or reimbursements	154,376
Net investment income/(loss)	37,641
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	57
Futures contracts	(468,541)
Foreign currency transactions	(22,161)
Forward foreign currency contracts	(49,394)
Net change in unrealized appreciation/(depreciation) on:
Investments	(545)
Futures contracts	(1,531,468)
Foreign currency translations	9,761
Forward foreign currency contracts	(586,241)
Net realized and unrealized gain/(loss) from investments	(2,648,532)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,610,891)

The accompanying notes are an integral part of the consolidated financial statements.
9

Campbell Dynamic Trend Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$37,641	$149,100
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(540,039)	1,722,752
Net change in unrealized appreciation/(depreciation) on investments, future contracts, foreign currency translations and forward foreign currency contracts	(2,108,493)	751,989
Net increase/(decrease) in net assets resulting from operations	(2,610,891)	2,623,841

Dividends and Distributions to Shareholders From:
Total distributable earnings	(2,922,231)	(476,308)
Net decrease in net assets from dividends and distributions to shareholders	(2,922,231)	(476,308)

Capital Share Transactions:
Proceeds from shares sold	43,651	8
Proceeds from reinvestment of distributions	2,922,231	476,308
Shares redeemed	(42,182)	(4,742)
Net increase/(decrease) in net assets from capital share transactions	2,923,700	471,574
Total increase/(decrease) in net assets	(2,609,422)	2,619,107

Net Assets:
Beginning of period	26,525,348	23,906,241
End of period	$23,915,926	$26,525,348

Share Transactions:
Shares sold	4,684	1
Shares reinvested	373,209	57,180
Shares redeemed	(5,326)	(574)
Net increase/(decrease) in shares outstanding	372,567	56,607

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Dynamic Trend Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019		For the Year Ended August 31, 2018		For the Year Ended August 31, 2017		For the Year Ended August 31, 2016	For the Period Ended August 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$9.76		$8.99		$9.01		$9.26		$9.71	$10.00
Net investment income/(loss)(2)	0.01		0.06		0.01		(0.07)		(0.11)	(0.08)
Net realized and unrealized gain/(loss) from investments	(0.96)		0.88		0.17		(0.18)		(0.21)	(0.21)
Net increase/(decrease) in net assets resulting from operations	(0.95)		0.94		0.18		(0.25)		(0.32)	(0.29)
Dividends and distributions to shareholders from:
Net investment income	(0.42)		(0.03)		—		—		—	—
Net realized capital gains	(0.65)		(0.14)		(0.20)		—		(0.13)	—
Total dividends and distributions to shareholders	(1.07)		(0.17)		(0.20)		—		(0.13)	—
Net asset value, end of period	$7.74		$9.76		$8.99		$9.01		$9.26	$9.71
Total investment return/(loss)(3)	(9.82	)%(6)	10.90%		2.01%		(2.70)%		(3.36)%	(2.90	)%(6)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,916		$26,525		$23,906		$9,133		$9,386	$9,715
Ratio of expenses to average net assets with waivers and/or reimbursements	1.25	%(5)	1.25	%(4)	1.25	%(4)	1.27	%(4)	1.25%	1.26	%(4)(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	1.85	%(5)	1.88%		2.46%		3.47%		4.04%	4.39	%(5)
Ratio of net investment income/(loss) to average net assets	0.31	%(5)	0.64%		0.06%		(0.80)%		(1.13)%	(1.25	)%(5)
Portfolio turnover rate	0	%(6)	0%		0%		0%		0%	0	%(6)

(1)	The Fund commenced investment operations on December 31, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets would be 1.25%.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 29, 2020 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Campbell Dynamic Trend Fund (the “Fund”), which commenced investment operations on December 31, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

Consolidation of Subsidiary — The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $1,183,631, which represented 4.95% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

12

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$20,237,146	$20,237,146	$—	$—
Commodity Contracts
Futures Contracts	502,706	502,706	—	—
Equity Contracts
Futures Contracts	3,149	3,149	—	—
Interest Rate Contracts
Futures Contracts	608,179	608,179	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	850,321	—	850,321	—
Total Assets	$22,201,501	$21,351,180	$850,321	$—

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(633,845)	$(633,845)	$—	$—
Equity Contracts
Futures Contracts	(1,104,285)	(1,104,285)	—	—
Interest Rate Contracts
Futures Contracts	(14,554)	(14,554)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(1,071,450)	—	(1,071,450)	—
Total Liabilities	$(2,824,134)	$(1,752,684)	$(1,071,450)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end

13

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative Instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of February 29, 2020, grouped by contract type and primary risk exposure category.

Derivative Type	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$502,706	$3,149	$608,179	$—	$1,114,034
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	850,321	850,321
Total Value – Assets		$502,706	$3,149	$608,179	$850,321	$1,964,355

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(633,845)	$(1,104,285)	$(14,554)	$—	$(1,752,684)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(1,071,450)	(1,071,450)
Total Value – Liabilities		$(633,845)	$(1,104,285)	$(14,554)	$(1,071,450)	$(2,824,134)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

14

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and primary risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain/ (loss) from futures contracts	$93,748	$375,398	$(937,687)	$—	$(468,541)
Forward Contracts	Net realized gain/ (loss) from forward foreign currency contracts	—	—	—	(49,394)	(49,394)
Total Realized Gain/(Loss)		$93,748	$375,398	$(937,687)	$(49,394)	$(517,935)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/ (depreciation) on futures contracts	$(437,099)	$(1,094,756)	$387	$—	$(1,531,468)
Forward Contracts	Net change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	—	—	—	(586,241)	(586,241)
Total Change in Unrealized Appreciation/(Depreciation)		$(437,099)	$(1,094,756)	$387	$(586,241)	$(2,117,709)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
$195,206,007	$(15,436,176)	$(60,699,330)	$60,684,988

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

15

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$850,321	$(850,321)	$—	$—	$1,071,450	$(850,321)	$—	$221,129

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

16

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over

17

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts —The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

18

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2020 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2020.

Advisory Fee	Expense Cap
1.05%	1.25%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$129,355	$(73,616)	$55,739

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2020	August 31, 2021	August 31, 2022	August 31, 2023	Total
$99,833	$149,574	$147,518	$73,616	$470,541

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and

19

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$23,402,805	$365,608	$(1,069,031)	$(704,023)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2019, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

Distributable Earnings/(Loss)	PAID-IN CAPITAL
$784,067	$(784,067)

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
$1,253,945	$1,668,266	$445,421

20

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2020 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2019 was as follows:

	Ordinary Income	Long-Term Gains	Total
2019	$297,388	$178,920	$476,308

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. As of August 31, 2019, the Fund had no tax basis qualified late-year losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2019, the Fund had no tax basis capital loss carryovers to offset future capital gains.

6. New Accounting Pronouncements and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s consolidated financial statements and has elected to early adopt the removed and modified disclosures effective August 31, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7. Subsequent Events

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case

21

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Concluded)

February 29, 2020 (Unaudited)

of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

22

Campbell Dynamic Trend Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-844-261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

23

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CADT-SAR20

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

SEMI-Annual Report

February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-780-0357 ext. 3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-866-780-0357 ext. 3863 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

PERFORMANCE DATA

FEBRUARY 29, 2020 (Unaudited)

Free Market U.S. Equity Fund

Average Annual Total Returns for the Periods Ended February 29, 2020
	SIX MONTHS(1)	1 Year	5 Years	10 Years	Since Inception(2)
Free Market U.S. Equity Fund	-2.80%	-7.45%	3.76%	9.76%	7.22%
Russell 2500® Index	-0.86%	-1.80%	5.81%	11.21%	7.80%
Composite Index(3)	-0.56%	-1.27%	5.95%	10.57%	6.82%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated February 28, 2020, is 0.85% (included in the ratio is 0.30% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $15.56 per share on February 29, 2020.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

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FREE MARKET FUNDS

PERFORMANCE DATA (Continued)

FEBRUARY 29, 2020 (Unaudited)

Free Market International Equity Fund

Average Annual Total Returns for the Periods Ended February 29, 2020
	SIX MONTHS(1)	1 Year	5 Years	10 Years	Since Inception(2)
Free Market International Equity Fund	-1.16%	-6.80%	0.76%	4.10%	1.80%
MSCI World (excluding U.S.) Index	-0.92%	-0.39%	1.96%	4.65%	1.02%
Composite Index(3)	0.32%	-2.12%	2.59%	4.98%	1.56%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated February 28, 2020, is 1.01% (included in the ratio is 0.43% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $8.76 per share on February 29, 2020.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

2

FREE MARKET FUNDS

PERFORMANCE DATA (CONCLUDED)

FEBRUARY 29, 2020 (Unaudited)

Free Market Fixed Income Fund

Average Annual Total Returns for the Periods Ended February 29, 2020
	SIX MONTHS(1)	1 Year	5 Years	10 Years	Since Inception(2)
Free Market Fixed Income Fund	1.67%	5.25%	1.76%	1.57%	1.83%
FTSE World Government Bond Index 1-5 Years	1.56%	4.90%	2.13%	1.92%	2.36%
Composite Index(3)	2.35%	7.13%	2.38%	2.28%	2.62%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated February 28, 2020, is 0.67% (included in the ratio is 0.12% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.52 per share on February 29, 2020.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

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FREE MARKET FUNDS

Fund Expense Examples

FEBRUARY 29, 2020 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical EXAMPLES for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value SEPTEMBER 1, 2019	Ending Account Value FEBRUARY 29, 2020	Expenses Paid during period*	Annualized Expense Ratio*	Actual Six-Month Total Investment Return for the Fund
Actual
Free Market U.S. Equity Fund	$ 1,000.00	$ 972.00	$ 2.73	0.55%	-2.80%
Free Market International Equity Fund	1,000.00	988.40	2.90	0.58%	-1.16%
Free Market Fixed Income Fund	1,000.00	1,016.70	2.84	0.56%	1.67%

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FREE MARKET FUNDS

Fund Expense Examples (CONCLUDED)

FEBRUARY 29, 2020 (Unaudited)

	Beginning Account Value SEPTEMBER 1, 2019	Ending Account Value FEBRUARY 29, 2020	Expenses Paid during period*	Annualized Expense Ratio*	Actual Six-Month Total Investment Return for the Fund
Hypothetical (5% return before expenses)
Free Market U.S. Equity Fund	$ 1,000.00	$ 1,022.37	$ 2.80	0.55%	N/A
Free Market International Equity Fund	1,000.00	1,022.22	2.95	0.58%	N/A
Free Market Fixed Income Fund	1,000.00	1,022.32	2.85	0.56%	N/A

*

Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Each Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for each Fund for the period September 1, 2019 through February 29, 2020. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

FUNDS	RANGE OF WEIGHTED EXPENSE RATIOS
Free Market U.S. Equity Fund	0.00% - 0.13%
Free Market International Equity Fund	0.00% - 0.25%
Free Market Fixed income Fund	0.00% - 0.04%

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	NUMBER OF SHARES	VALUE
DOMESTIC EQUITY FUNDS — 99.9%
iShares Core S&P 500 ETF	181,532	$53,717,134
U.S. Large Cap Value Portfolio III (a)	31,893,073	712,810,180
U.S. Large Cap Value Series (b)	2,109,470	99,862,322
U.S. Large Company Portfolio (a)	15,594,738	354,468,391
U.S. Micro Cap Portfolio (c)	21,937,615	404,529,626
U.S. Small Cap Portfolio (c)	13,536,574	409,616,742
U.S. Small Cap Value Portfolio (c)	23,400,002	669,474,046
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,311,763,219)		2,704,478,441

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 1.49%*	2,968,872	2,968,872
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,968,872)		2,968,872
TOTAL INVESTMENTS — 100.0%
(Cost $2,314,732,091)		2,707,447,313
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		910,105
NET ASSETS — 100.0%		$2,708,357,418

Portfolio Holdings Summary Table

	% OF NET ASSETS	VALUE
Domestic Equity Funds	99.9%	$2,704,478,441
Short-Term Investments	0.1	2,968,872
Other Assets In Excess Of Liabilities	0.0	910,105
NET ASSETS	100.0%	$2,708,357,418

*	Seven-day yield as of February 29, 2020.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of DFA Investment Dimensions Group Inc.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	NUMBER OF SHARES/ BENEFICIAL INTEREST	VALUE
INTERNATIONAL EQUITY FUNDS — 99.8%
Canadian Small Company Series (a)	2,529,172	$24,700,377
DFA International Small Cap Value Portfolio (b)	49,590,851	823,704,029
DFA International Value Portfolio III (c)	30,287,755	397,375,344
DFA International Value Series (a)	10,349,866	220,659,136
Emerging Markets Small Cap Portfolio (b)	5,463,809	101,572,204
Emerging Markets Value Portfolio, Class Institutional (b)	4,076,628	101,100,364
iShares Core MSCI EAFE ETF	1,827,604	106,805,178
iShares Core MSCI Emerging Markets ETF	2,285,798	111,341,221
iShares MSCI EAFE Small-Cap ETF	3,324,926	181,407,962
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,265,107,704)		2,068,665,815

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 1.49%*	2,207,801	2,207,801
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,207,801)		2,207,801
TOTAL INVESTMENTS — 99.9%
(Cost $2,267,315,505)		2,070,873,616
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,422,900
NET ASSETS — 100.0%		$2,072,296,516

Portfolio Holdings Summary Table

	% OF NET ASSETS	VALUE
International Equity Funds	99.8%	$2,068,665,815
Short-Term Investments	0.1	2,207,801
Other Assets In Excess Of Liabilities	0.1	1,422,900
NET ASSETS	100.0%	$2,072,296,516

*	Seven-day yield as of February 29, 2020.
(a)	A portfolio of DFA Investment Trust Company.
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	NUMBER OF SHARES	VALUE
FIXED INCOME FUNDS — 99.4%
DFA One-Year Fixed Income Portfolio (a)	37,829,919	$390,026,464
DFA Two-Year Global Fixed Income Portfolio (a)	67,745,136	673,386,656
iShares 1-3 Year Treasury Bond ETF	1,269,301	108,817,175
iShares 3-7 Year Treasury Bond ETF	1,254,588	163,447,725
iShares Core International Aggregate Bond ETF	7,256,756	407,031,444
iShares Intermediate-Term Corporate Bond ETF	2,724,965	162,898,408
iShares Short-Term Corporate Bond ETF	11,965,053	650,779,232
iShares TIPS Bond ETF	1,145,202	137,458,596
TOTAL FIXED INCOME FUNDS
(Cost $2,641,619,051)		2,693,845,700

SHORT-TERM INVESTMENTS — 0.4%
STIT-Government & Agency Portfolio, 1.49%*	11,065,164	11,065,164
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,065,164)		11,065,164
TOTAL INVESTMENTS — 99.8%
(Cost $2,652,684,215)		2,704,910,864
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,685,632
NET ASSETS — 100.0%		$2,709,596,496

Portfolio Holdings Summary Table

	% OF NET ASSETS	VALUE
Fixed Income Funds	99.4%	$2,693,845,700
Short-Term Investments	0.4	11,065,164
Other Assets In Excess Of Liabilities	0.2	4,685,632
NET ASSETS	100.0%	$2,709,596,496

*	Seven-day yield as of February 29, 2020.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

Statements of Assets and Liabilities

FEBRUARY 29, 2020 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value (cost $2,311,763,219, $2,265,107,704 and $2,641,619,051, respectively)	$2,704,478,441	$2,068,665,815	$2,693,845,700
Short-term investments, at value (cost $2,968,872, $2,207,801 and $11,065,164, respectively)	2,968,872	2,207,801	11,065,164
Receivables for:
Capital shares sold	4,453,906	3,201,942	4,855,831
Investments sold	—	1,000,000	3,437,908
Dividends receivable	2,951	3,046	16,173
Prepaid expenses and other assets	128,104	137,997	93,673
Total assets	2,712,032,274	2,075,216,601	2,713,314,449
LIABILITIES
Payables for:
Capital shares redeemed	2,287,515	1,804,447	2,450,613
Advisory fees	1,197,898	890,165	1,056,312
Administration and accounting fees	124,698	92,878	124,256
Transfer agent fees	13,080	9,998	13,953
Other accrued expenses and liabilities	51,665	122,597	72,819
Total liabilities	3,674,856	2,920,085	3,717,953
Net assets	$2,708,357,418	$2,072,296,516	$2,709,596,496

NET ASSETS CONSIST OF:
Par value	$174,015	$236,500	$257,647
Paid-in capital	2,253,105,181	2,173,384,408	2,651,056,640
Total distributable earnings/(loss)	455,078,222	(101,324,392)	58,282,209
Net assets	$2,708,357,418	$2,072,296,516	$2,709,596,496

CAPITAL SHARES:
Net assets	$2,708,357,418	$2,072,296,516	$2,709,596,496
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	174,015,099	236,499,536	257,646,942
Net asset value, offering and redemption price per share	$15.56	$8.76	$10.52

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$23,844,726	$39,464,422	$32,055,463
Total investment income	23,844,726	39,464,422	32,055,463

EXPENSES
Advisory fees (Note 2)	7,564,780	5,658,845	6,611,645
Administration and accounting fees (Note 2)	387,026	292,930	353,453
Director fees	119,628	88,360	105,914
Legal fees	94,683	67,321	87,688
Officer fees	75,866	56,716	78,229
Transfer agent fees (Note 2)	54,101	43,327	50,340
Custodian fees (Note 2)	38,768	29,920	34,790
Printing and shareholder reporting fees	34,266	32,857	40,042
Registration and filing fees	19,193	19,124	18,428
Audit and tax service fees	18,938	17,828	19,447
Other expenses	75,880	282,719	72,506
Total expenses	8,483,129	6,589,947	7,472,482
Net investment income/(loss)	15,361,597	32,874,475	24,582,981

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	11,143,304	68,666,922	8,626,416
Capital gain distributions from non-affiliated fund investments	60,717,295	14,938,775	43,229
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(153,451,641)	(135,667,398)	9,122,041
Net realized and unrealized gain/(loss) on investments	(81,591,042)	(52,061,701)	17,791,686
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,229,445)	$(19,187,226)	$42,374,667

The accompanying notes are an integral part of the financial statements.

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FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$15,361,597	$29,261,353
Net realized gain/(loss) from investments	71,860,599	143,590,988
Net change in unrealized appreciation/(depreciation) on investments	(153,451,641)	(581,363,813)
Net increase/(decrease) in net assets resulting from operations	(66,229,445)	(408,511,472)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(169,412,819)	(152,180,367)
Net decrease in net assets from dividends and distributions to shareholders	(169,412,819)	(152,180,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	203,706,866	493,291,119
Reinvestment of distributions	169,205,765	152,020,397
Shares redeemed	(327,930,994)	(599,160,819)
Net increase/(decrease) in net assets from capital shares	44,981,637	46,150,697
Total increase/(decrease) in net assets	(190,660,627)	(514,541,142)

NET ASSETS:
Beginning of period	2,899,018,045	3,413,559,187
End of period	$2,708,357,418	$2,899,018,045

SHARES TRANSACTIONS:
Shares sold	11,359,415	27,816,897
Dividends and distributions reinvested	9,343,223	9,871,455
Shares redeemed	(18,245,921)	(33,724,694)
Net increase/(decrease) in shares outstanding	2,456,717	3,963,658

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$32,874,475	$49,094,485
Net realized gain/(loss) from investments	83,605,697	32,242,075
Net change in unrealized appreciation/(depreciation) on investments	(135,667,398)	(358,297,896)
Net increase/(decrease) in net assets resulting from operations	(19,187,226)	(276,961,336)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(60,103,777)	(79,655,266)
Net decrease in net assets from dividends and distributions to shareholders	(60,103,777)	(79,655,266)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	159,302,564	485,774,033
Reinvestment of distributions	60,073,300	79,625,037
Shares redeemed	(222,696,074)	(366,737,622)
Net increase/(decrease) in net assets from capital shares	(3,320,210)	198,661,448
Total increase/(decrease) in net assets	(82,611,213)	(157,955,154)

NET ASSETS:
Beginning of period	2,154,907,729	2,312,862,883
End of period	$2,072,296,516	$2,154,907,729

SHARES TRANSACTIONS:
Shares sold	16,308,817	50,409,472
Dividends and distributions reinvested	5,947,851	9,173,392
Shares redeemed	(22,788,319)	(38,353,563)
Net increase/(decrease) in shares outstanding	(531,651)	21,229,301

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$24,582,981	$73,677,897
Net realized gain/(loss) from investments	8,669,645	(4,010,184)
Net change in unrealized appreciation/(depreciation) on investments	9,122,041	70,689,707
Net increase/(decrease) in net assets resulting from operations	42,374,667	140,357,420

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(31,409,118)	(71,911,632)
Net decrease in net assets from dividends and distributions to shareholders	(31,409,118)	(71,911,632)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	222,300,259	444,155,401
Reinvestment of distributions	31,402,378	71,902,811
Shares redeemed	(303,664,887)	(703,532,146)
Net increase/(decrease) in net assets from capital shares	(49,962,250)	(187,473,934)
Total increase/(decrease) in net assets	(38,996,701)	(119,028,146)

NET ASSETS:
Beginning of period	2,748,593,197	2,867,621,343
End of period	$2,709,596,496	$2,748,593,197

SHARES TRANSACTIONS:
Shares sold	21,302,487	43,458,650
Dividends and distributions reinvested	3,024,803	7,147,651
Shares redeemed	(29,086,215)	(68,815,440)
Net increase/(decrease) in shares outstanding	(4,758,925)	(18,209,139)

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$16.90		$20.37	$17.60	$16.18	$16.08	$17.37
Net investment income/(loss)(1)	0.09		0.17	0.15	0.12	0.18	0.13
Net realized and unrealized gain/(loss) on investments	(0.42)		(2.73)	3.34	2.13	1.18	(0.71)
Net increase/(decrease) in net assets resulting from operations	(0.33)		(2.56)	3.49	2.25	1.36	(0.58)
Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.15)	(0.20)	(0.15)	(0.15)	(0.11)
Net realized capital gains	(0.85)		(0.76)	(0.52)	(0.68)	(1.11)	(0.60)
Total dividends and distributions to shareholders	(1.01)		(0.91)	(0.72)	(0.83)	(1.26)	(0.71)
Net asset value, end of period	$15.56		$16.90	$20.37	$17.60	$16.18	$16.08
Total investment return/(loss)(2)	(2.80	)%(4)	(12.09)%	20.11%	13.97%	9.10%	(3.55)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,708,357		$2,899,018	$3,413,559	$2,724,995	$2,303,041	$1,971,430
Ratio of expenses to average net assets(3)	0.55	%(5)	0.55%	0.55%	0.56%	0.59%	0.60%
Ratio of net investment income/(loss) to average net assets(3)	1.00	%(5)	0.96%	0.76%	0.72%	1.15%	0.74%
Portfolio turnover rate	3	%(4)	7%	2%	5%	1%	6%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$9.09		$10.72	$10.97	$9.24	$9.28	$10.92
Net investment income/(loss)(1)	0.14		0.21	0.22	0.14	0.23	0.17
Net realized and unrealized gain/(loss) on investments	(0.21)		(1.47)	(0.10)	1.89	0.05	(1.39)
Net increase/(decrease) in net assets resulting from operations	(0.07)		(1.26)	0.12	2.03	0.28	(1.22)
Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.18)	(0.26)	(0.19)	(0.16)	(0.22)
Net realized capital gains	(0.12)		(0.19)	(0.11)	(0.11)	(0.16)	(0.20)
Total dividends and distributions to shareholders	(0.26)		(0.37)	(0.37)	(0.30)	(0.32)	(0.42)
Net asset value, end of period	$8.76		$9.09	$10.72	$10.97	$9.24	$9.28
Total investment return/(loss)(2)	(1.16	)%(4)	(11.66)%	0.98%	22.50%	3.13%	(11.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,072,297		$2,154,908	$2,312,863	$2,190,068	$1,672,452	$1,443,094
Ratio of expenses to average net assets(3)	0.58	%(5)	0.58%	0.57%	0.58%	0.63%	0.64%
Ratio of net investment income/(loss) to average net assets(3)	2.87	%(5)	2.22%	1.93%	1.42%	2.60%	1.72%
Portfolio turnover rate	22	%(4)	4%	3%	2%	1%	3%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$10.22	$10.36	$10.43	$10.25	$10.31
Net investment income/(loss)(1)	0.10		0.27	0.10	0.10	0.06	0.06
Net realized and unrealized gain/(loss) on investments	0.07		0.24	(0.14)	(0.06)	0.17	(0.02)
Net increase/(decrease) in net assets resulting from operations	0.17		0.51	(0.04)	0.04	0.23	0.04
Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.26)	(0.09)	(0.11)	(0.03)	(0.07)
Net realized capital gains	—		— (2)	(0.01)	—	(0.02)	(0.03)
Total dividends and distributions to shareholders	(0.12)		(0.26)	(0.10)	(0.11)	(0.05)	(0.10)
Net asset value, end of period	$10.52		$10.47	$10.22	$10.36	$10.43	$10.25
Total investment return/(loss)(3)	1.67	%(5)	5.11%	(0.35)%	0.39%	2.26%	0.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,709,596		$2,748,593	$2,867,621	$2,503,032	$2,126,457	$2,004,504
Ratio of expenses to average net assets(4)	0.56	%(6)	0.55%	0.55%	0.56%	0.59%	0.60%
Ratio of net investment income/(loss) to average net assets(4)	1.84	%(6)	2.62%	1.02%	0.94%	0.54%	0.55%
Portfolio turnover rate	41	%(5)	3%	0%	0%	31%	2%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

Notes to Financial Statements

FEBRUARY 29, 2020 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Free Market U.S. Equity and Free Market International Equity’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 29, 2020, and the period covered by these Notes to Financial Statements is the six-months ended February 29, 2020 (the “current fiscal period”).

Investment Company Securities – The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”). Information about DFA Underlying Funds’ risks may be found in such DFA Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$2,704,478,441	$2,604,616,119	$—	$—	$99,862,322
Short-Term Investments	2,968,872	2,968,872	—	—	—
Total Investments**	$2,707,447,313	$2,607,584,991	$—	$—	$99,862,322

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$2,068,665,815	$1,823,306,302	$—	$—	$245,359,513
Short-Term Investments	2,207,801	2,207,801	—	—	—
Total Investments**	$2,070,873,616	$1,825,514,103	$—	$—	$245,359,513

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$2,693,845,700	$2,693,845,700	$—	$—	$—
Short-Term Investments	11,065,164	11,065,164	—	—	—
Total Investments**	$2,704,910,864	$2,704,910,864	$—	$—	$—

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Free Market U.S. Equity Fund	$7,564,780
Free Market International Equity Fund	5,658,845
Free Market Fixed Income Fund	6,611,645

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$86,391,430	$134,471,256
Free Market International Equity Fund	489,217,057	504,970,675
Free Market Fixed Income Fund	1,096,421,402	1,155,367,859

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$2,357,630,963	$620,058,550	$(82,296,937)	$537,761,613
Free Market International Equity Fund	2,213,510,609	150,189,673	(211,484,294)	(61,294,621)
Free Market Fixed Income Fund	2,702,108,933	50,143,778	(8,287,976)	41,855,802

21

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019, primarily attributable to redesignation of dividends paid and reclassifications of short-term capital gain distributions, were reclassified among the following accounts:

	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$—	$—
Free Market International Equity Fund	—	—
Free Market Fixed Income Fund	—	—

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$10,063,577	$142,895,296	$—	$537,761,613
Free Market International Equity Fund	11,943,351	27,317,881	—	(61,294,621)
Free Market Fixed Income Fund	8,644,451	—	(3,183,593)	41,855,802

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2019, were as follows:

		Ordinary Income	Long-Term Gains	Total
Free Market U.S. Equity Fund	2019	$25,649,464	$126,530,903	$152,180,367
Free Market International Equity Fund	2019	39,266,954	40,388,312	79,655,266
Free Market Fixed Income Fund	2019	71,322,944	588,688	71,911,632

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2019, the Free Market Fixed Income Fund had $3,181,593 in capital loss carryforwards.

6.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management

22

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

FEBRUARY 29, 2020 (Unaudited)

evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7.	Subsequent Events

ACQUISITION OF FUNDS’ DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Funds has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Funds’ service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Funds by their service providers.

23

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its reports on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

24

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FMFI-SAR20

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

SEMI-Annual Report

February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-780-0357 ext. 3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Portfolios, you can call 1-866-780-0357 ext. 3863 to inform the Portfolios that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolios held in your account if you invest through your financial intermediary or all portfolios held with the portfolios complex if you invest directly with the Portfolios.

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

Performance Data

FEBRUARY 29, 2020 (Unaudited)

Matson Money U.S. Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 29, 2020
	SIX MONTHS(1)	1 YEAR	3 YEARS	5 YEARS	SINCE INCEPTION
Matson Money U.S. Equity VI Portfolio	-2.87%	-7.32%	0.81%	3.53%	4.43%(2)
Russell 2500® Index	-0.86%	-1.80%	5.10%	5.81%	6.49%(4)
Composite Index(3)	-0.56%	-1.27%	4.17%	5.95%	7.19%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Russell 2500® Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 4.17%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated February 28, 2020 is 1.05% (included in the ratio is 0.29% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $24.89 per share on February 29, 2020.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

1

MATSON MONEY VI PORTFOLIOS

Performance Data (Continued)

FEBRUARY 29, 2020 (Unaudited)

Matson Money International Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 29, 2020
	SIX MONTHS(1)	1 YEAR	3 YEARS	5 YEARS	SINCE INCEPTION
Matson Money International Equity VI Portfolio	-1.09%	-6.75%	-0.22%	0.52%	0.10%(2)
MSCI World (excluding U.S.) Index	-0.92%	-0.39%	3.89%	1.96%	2.47%(4)
Composite Index(3)	0.32%	-2.12%	3.62%	2.59%	2.96%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Index, each weighted 25%, 25%, 25% and 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the MSCI World (excluding U.S.) Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been -0.16%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated February 28, 2020 is 1.29% (included in the ratio is 0.43% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $21.08 per share on February 29, 2020.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

2

MATSON MONEY VI PORTFOLIOS

Performance Data (Concluded)

FEBRUARY 29, 2020 (Unaudited)

Matson Money Fixed Income VI Portfolio

Average Annual Total Returns for the Periods Ended February 29, 2020
	SIX MONTHS(1)	1 YEAR	3 YEARS	5 YEARS	SINCE INCEPTION
Matson Money Fixed Income VI Portfolio	1.48%	5.00%	2.30%	1.47%	1.32%(2)
FTSE World Government Bond Index 1-5 Years	1.56%	4.90%	2.77%	2.13%	2.06%(4)
Composite Index(3)	2.35%	7.13%	3.33%	2.38%	2.36%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Capital Intermediate Government Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively.

(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the FTSE World Government Bond Index 1-5 Years (formerly known as the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index), and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 1.29%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated February 28, 2020 is 0.86% (included in the ratio is 0.12% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $25.33 per share on February 29, 2020.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

3

MATSON MONEY VI PORTFOLIOS

Fund Expense ExampleS

FEBRUARY 29, 2020 (Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

ACTUAL EXPENSES

The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2019	ENDING ACCOUNT VALUE FEBRUARY 29, 2020	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*	ACTUAL SIX- MONTH TOTAL INVESTMENT RETURN FOR THE PORTFOLIO
Actual
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 971.30	$ 3.77	0.76%	-2.87%
Matson Money International Equity VI Portfolio	1,000.00	989.10	4.15	0.83%	-1.09%
Matson Money Fixed Income VI Portfolio	1,000.00	1,014.80	3.85	0.76%	1.48%

4

MATSON MONEY VI PORTFOLIOS

Fund Expense Examples (CONCLUDED)

FEBRUARY 29, 2020 (Unaudited)

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2019	ENDING ACCOUNT VALUE FEBRUARY 29, 2020	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*	ACTUAL SIX- MONTH TOTAL INVESTMENT RETURN FOR THE PORTFOLIO
Hypothetical (5% return before expenses)
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1,021.32	$ 3.86	0.76%	N/A
Matson Money International Equity VI Portfolio	1,000.00	1,020.96	4.22	0.83%	N/A
Matson Money Fixed Income VI Portfolio	1,000.00	1,021.32	3.86	0.76%	N/A

*

Expenses are equal to each Portfolio’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. Fees and expenses presented for a Portfolio do not reflect any fees and expenses imposed on shares of the Portfolio purchased through variable annuity contracts, variable life insurance policies, and certain qualified pension and retirement plans, which would increase overall fees and expenses. If such fees and expenses had been included, the expenses would have been higher. Each Portfolio’s ending account value in the first section in the table is based on the actual six-month total investment return for each Portfolio for the period September 1, 2019 through February 29, 2020. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in the underlying funds’ current prospectuses, were as follows:

PORTFOLIO	RANGE OF WEIGHTED EXPENSE RATIOS
Matson Money U.S. Equity VI Portfolio	0.01% - 0.08%
Matson Money International Equity VI Portfolio	0.00% - 0.15%
Matson Money Fixed Income VI Portfolio	0.00% - 0.02%

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	NUMBER OF SHARES	VALUE
DOMESTIC EQUITY FUNDS— 99.0%
U.S. Large Cap Value Portfolio III (a)	275,958	$6,167,669
U.S. Large Company Portfolio (a)	145,663	3,310,920
U.S. Micro Cap Portfolio (b)	193,352	3,565,405
U.S. Small Cap Portfolio (b)	118,097	3,573,603
U.S. Small Cap Value Portfolio (b)	82,803	2,368,999
VA U.S. Large Value Portfolio (b)	40,377	948,461
VA U.S. Targeted Value Portfolio (b)	237,470	3,554,919
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,494,439)		23,489,976

SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 1.49%*	245,670	245,670
TOTAL SHORT-TERM INVESTMENTS
(Cost $245,670)		245,670
TOTAL INVESTMENTS — 100.0%
(Cost $25,740,109)		23,735,646
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(8,753)
NET ASSETS — 100.0%		$23,726,893

PORTFOLIO HOLDINGS SUMMARY TABLE
	% OF NET ASSETS	VALUE
Domestic Equity Funds	99.0%	$23,489,976
Short-Term Investments	1.0	245,670
Liabilities In Excess Of Other Assets	0.0	(8,753)
NET ASSETS	100.0%	$23,726,893

*	Seven-day yield as of February 29, 2020.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	NUMBER OF SHARES	VALUE
INTERNATIONAL EQUITY FUNDS — 99.1%
DFA International Small Cap Value Portfolio (a)	302,956	$5,032,100
DFA International Value Portfolio III (b)	412,475	5,411,672
Emerging Markets Small Cap Portfolio (a)	47,307	879,444
Emerging Markets Value Portfolio, Class Institutional (a)	35,770	887,102
iShares Core MSCI EAFE ETF	12,354	721,968
iShares Core MSCI Emerging Markets ETF	19,685	958,856
VA International Small Portfolio (a)	279,797	3,060,980
VA International Value Portfolio (a)	85,192	905,596
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,260,500)		17,857,718

SHORT-TERM INVESTMENTS — 0.8%
STIT-Government & Agency Portfolio, 1.49%*	146,096	146,096
TOTAL SHORT-TERM INVESTMENTS
(Cost $146,096)		146,096
TOTAL INVESTMENTS — 99.9%
(Cost $20,406,596)		18,003,814
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		23,528
NET ASSETS — 100.0%		$18,027,342

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
International Equity Funds	99.1%	$17,857,718
Short-Term Investments	0.8	146,096
Other Assets In Excess Of Liabilities	0.1	23,528
NET ASSETS	100.0%	$18,027,342

*	Seven-day yield as of February 29, 2020.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	NUMBER OF SHARES	VALUE
FIXED INCOME FUNDS — 98.6%
DFA One-Year Fixed Income Portfolio (a)	342,668	$3,532,909
DFA Two-Year Global Fixed Income Portfolio (a)	464,048	4,612,634
iShares 1-3 Year Treasury Bond ETF	14,417	1,235,969
iShares 3-7 Year Treasury Bond ETF	14,320	1,865,610
iShares Core International Aggregate Bond ETF	82,266	4,614,300
iShares Intermediate-Term Corporate Bond ETF	30,988	1,852,463
iShares Short-Term Corporate Bond ETF	136,192	7,407,483
iShares TIPS Bond ETF	12,869	1,544,666
VA Global Bond Portfolio (a)	291,754	3,075,086
VA Short-Term Fixed Income Portfolio (a)	60,119	615,018
TOTAL FIXED INCOME FUNDS
(Cost $29,809,653)		30,356,138

SHORT-TERM INVESTMENTS — 0.9%
STIT-Government & Agency Portfolio, 1.49%*	267,518	267,518
TOTAL SHORT-TERM INVESTMENTS
(Cost $267,518)		267,518
TOTAL INVESTMENTS — 99.5%
(Cost $30,077,171)		30,623,656
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		152,024
NET ASSETS — 100.0%		$30,775,680

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Fixed Income Funds	98.6%	$30,356,138
Short-Term Investments	0.9	267,518
Other Assets In Excess Of Liabilities	0.5	152,024
NET ASSETS	100.0%	$30,775,680

*	Seven-day yield as of February 29, 2020.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS
Investments in non-affiliated funds, at value (cost $25,494,439, $20,260,500 and $29,809,653, respectively)	$23,489,976	$17,857,718	$30,356,138
Short-term investments, at value (cost $245,670, $146,096 and $267,518, respectively)	245,670	146,096	267,518
Receivables for:
Capital shares sold	24,932	16,262	7,654
Dividends receivable	297	225	5,254
Investments sold	—	37,931	193,284
Prepaid expenses and other assets	1,378	1,423	1,550
Total assets	23,762,253	18,059,655	30,831,398

LIABILITIES
Payables for:
Advisory fees	10,689	7,857	12,275
Administration and accounting fees	2,614	2,674	2,953
Transfer agent fees	437	242	87
Capital shares redeemed	—	—	16,149
Other accrued expenses and liabilities	21,620	21,540	24,254
Total liabilities	35,360	32,313	55,718
Net assets	$23,726,893	$18,027,342	$30,775,680

NET ASSETS CONSIST OF:
Par Value	$953	$855	$1,215
Paid-in capital	25,114,306	20,539,003	30,356,813
Total distributable earnings/(loss)	(1,388,366)	(2,512,516)	417,652
Net assets	$23,726,893	$18,027,342	$30,775,680

CAPITAL SHARES:
Net assets	$23,726,893	$18,027,342	$30,775,680
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	953,292	855,017	1,215,206
Net asset value, offering and redemption price per share	$24.89	$21.08	$25.33

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME
Dividends from non-affiliated funds	$266,553	$407,730	$498,116
Total investment income	266,553	407,730	498,116

EXPENSES:
Advisory fees (Note 2)	66,663	49,343	74,469
Audit and tax services fees	15,840	16,403	15,373
Administration and accounting fees (Note 2)	8,702	6,843	9,572
Custodian fees (Note 2)	2,855	2,658	4,674
Printing and shareholder reporting fees	2,200	2,355	2,754
Director fees	1,026	754	1,191
Legal fees	768	612	915
Officer fees	592	684	828
Transfer agent fees (Note 2)	355	511	1,118
Other expenses	1,720	1,440	2,507
Total expenses	100,721	81,603	113,401
Net investment income/(loss)	165,832	326,127	384,715

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	199,970	142,516	(20,191)
Capital gain distributions from non-affiliated fund investments	541,348	130,100	1,119
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	(1,569,859)	(779,714)	86,035
Net realized and unrealized gain/(loss) on investments	(828,541)	(507,098)	66,963
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(662,709)	$(180,971)	$451,678

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$165,832	$173,635
Net realized gain/(loss) from investments	741,318	1,483,468
Net change in unrealized appreciation/(depreciation) on investments	(1,569,859)	(4,653,103)
Net increase/(decrease) in net assets resulting from operations	(662,709)	(2,996,000)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,496,610)	(1,492,480)
Net decrease in net assets from dividends and distributions to shareholders	(1,496,610)	(1,492,480)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,896,978	6,127,036
Reinvestment of distributions	1,496,610	1,492,480
Shares redeemed	(2,346,022)	(4,473,056)
Net increase/(decrease) in net assets from capital shares	1,047,566	3,146,460
Total increase/(decrease) in net assets	(1,111,753)	(1,342,020)

NET ASSETS:
Beginning of period	24,838,646	26,180,666
End of period	$23,726,893	$24,838,646

SHARES TRANSACTIONS:
Shares sold	65,768	217,464
Dividends and distributions reinvested	51,679	60,645
Shares redeemed	(81,319)	(151,435)
Net increase/(decrease) in shares outstanding	36,128	126,674

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$326,127	$322,958
Net realized gain/(loss) from investments	272,616	419,486
Net change in unrealized appreciation/(depreciation) on investments	(779,714)	(2,901,806)
Net increase/(decrease) in net assets resulting from operations	(180,971)	(2,159,362)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(892,907)	(583,676)
Net decrease in net assets from dividends and distributions to shareholders	(892,907)	(583,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,690,618	5,202,703
Reinvestment of distributions	892,907	583,676
Shares redeemed	(1,710,669)	(2,765,350)
Net increase/(decrease) in net assets from capital shares	872,856	3,021,029
Total increase/(decrease) in net assets	(201,022)	277,991

NET ASSETS:
Beginning of period	18,228,364	17,950,373
End of period	$18,027,342	$18,228,364

SHARES TRANSACTIONS:
Shares sold	71,393	220,374
Dividends and distributions reinvested	36,791	27,364
Shares redeemed	(71,585)	(115,569)
Net increase/(decrease) in shares outstanding	36,599	132,169

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$384,715	$698,538
Net realized gain/(loss) from investments	(19,072)	(107,605)
Net change in unrealized appreciation/(depreciation) on investments	86,035	806,827
Net increase/(decrease) in net assets resulting from operations	451,678	1,397,760

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(496,143)	(655,301)
Net decrease in net assets from dividends and distributions to shareholders	(496,143)	(655,301)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,967,543	5,862,802
Reinvestment of distributions	496,143	655,301
Shares redeemed	(2,189,818)	(8,119,491)
Net increase/(decrease) in net assets from capital shares	1,273,868	(1,601,388)
Total increase/(decrease) in net assets	1,229,403	(858,929)

NET ASSETS:
Beginning of period	29,546,277	30,405,206
End of period	$30,775,680	$29,546,277

SHARES TRANSACTIONS:
Shares sold	117,698	236,411
Dividends and distributions reinvested	19,854	27,045
Shares redeemed	(86,713)	(328,248)
Net increase/(decrease) in shares outstanding	50,839	(64,792)

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018	FOR THE YEAR ENDED AUGUST 31, 2017	FOR THE YEAR ENDED AUGUST 31, 2016	FOR THE YEAR ENDED AUGUST 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$27.08		$33.12	$29.15	$26.80	$25.65	$26.79
Net investment income/(loss)(1)	0.18		0.21	0.18	0.14	0.19	0.03
Net realized and unrealized gain/(loss) on investments	(0.73)		(4.34)	5.40	3.44	1.96	(1.07)
Net increase/(decrease) in net assets resulting from operations	(0.55)		(4.13)	5.58	3.58	2.15	(1.04)
Dividends and distributions to shareholders from:
Net investment income	(0.24)		(0.27)	(0.33)	(0.21)	(0.15)	(0.10)
Net realized capital gains	(1.40)		(1.64)	(1.28)	(1.02)	(0.85)	—
Total dividends and distributions to shareholders	(1.64)		(1.91)	(1.61)	(1.23)	(1.00)	(0.10)
Net asset value, end of period	$24.89		$27.08	$33.12	$29.15	$26.80	$25.65
Total investment return/(loss)(2)	(2.87	)%(4)	(11.89)%	19.56%	13.42%	8.68%	(3.92)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,727		$24,839	$26,181	$20,093	$17,491	$13,598
Ratio of expenses to average net assets with waivers, if any(3)	0.76	%(5)	0.76%	0.73%	0.81%	0.93%	1.13%
Ratio of expenses to average net assets without waivers, if any(3)	0.76	%(5)	0.76%	0.73%	0.81%	0.93%	1.44%
Ratio of net investment income/(loss) to average net assets with waivers(3)	1.24	%(5)	0.72%	0.58%	0.49%	0.74%	0.12%
Portfolio turnover rate	7	%(4)	17%	12%	21%	7%	14%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018	FOR THE YEAR ENDED AUGUST 31, 2017	FOR THE YEAR ENDED AUGUST 31, 2016	FOR THE YEAR ENDED AUGUST 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$22.27		$26.16	$26.60	$22.54	$22.48	$25.82
Net investment income/(loss)(1)	0.39		0.43	0.47	0.29	0.44	0.22
Net realized and unrealized gain/(loss) on investments	(0.49)		(3.51)	(0.13)	4.51	0.10	(3.26)
Net increase/(decrease) in net assets resulting from operations	(0.10)		(3.08)	0.34	4.80	0.54	(3.04)
Dividends and distributions to shareholders from:
Net investment income	(0.52)		(0.39)	(0.54)	(0.44)	(0.24)	(0.30)
Net realized capital gains	(0.57)		(0.42)	(0.24)	(0.30)	(0.24)	— (2)
Total dividends and distributions to shareholders	(1.09)		(0.81)	(0.78)	(0.74)	(0.48)	(0.30)
Net asset value, end of period	$21.08		$22.27	$26.16	$26.60	$22.54	$22.48
Total investment return/(loss)(3)	(1.09	)%(5)	(11.62)%	1.13%	21.90%	2.47%	(11.77)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,027		$18,228	$17,950	$15,019	$12,567	$9,641
Ratio of expenses to average net assets with waivers, if any(4)	0.83	%(6)	0.86%	0.79%	0.88%	1.02%	1.35%
Ratio of expenses to average net assets without waivers, if any(4)	0.83	%(6)	0.86%	0.79%	0.88%	1.02%	1.67%
Ratio of net investment income/(loss) to average net assets with waivers(4)	3.30	%(6)	1.82%	1.70%	1.22%	2.03%	0.91%
Portfolio turnover rate	17	%(5)	13%	8%	21%	5%	15%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2019	FOR THE YEAR ENDED AUGUST 31, 2018	FOR THE YEAR ENDED AUGUST 31, 2017	FOR THE YEAR ENDED AUGUST 31, 2016	FOR THE YEAR ENDED AUGUST 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$25.38		$24.74	$25.12	$25.31	$24.93	$25.08
Net investment income/(loss)(1)	0.32		0.59	0.23	0.18	0.05	0.03
Net realized and unrealized gain/(loss) on investments	0.05		0.61	(0.36)	(0.13)	0.36	(0.04)
Net increase/(decrease) in net assets resulting from operations	0.37		1.20	(0.13)	0.05	0.41	(0.01)
Dividends and distributions to shareholders from:
Net investment income	(0.42)		(0.56)	(0.22)	(0.12)	—	(0.14)
Net realized capital gains	—		— (2)	(0.03)	(0.12)	(0.03)	—
Total dividends and distributions to shareholders	(0.42)		(0.56)	(0.25)	(0.24)	(0.03)	(0.14)
Net asset value, end of period	$25.33		$25.38	$24.74	$25.12	$25.31	$24.93
Total investment return/(loss)(3)	1.48	%(5)	4.98%	(0.50)%	0.19%	1.66%	(0.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,776		$29,546	$30,405	$26,017	$21,927	$18,098
Ratio of expenses to average net assets with waivers, if any(4)	0.76	%(6)	0.74%	0.71%	0.77%	0.85%	1.00%
Ratio of expenses to average net assets without waivers, if any(4)	0.76	%(6)	0.74%	0.71%	0.77%	0.85%	1.37%
Ratio of net investment income/(loss) to average net assets with waivers(4)	2.58	%(6)	2.39%	0.93%	0.70%	0.21%	0.10%
Portfolio turnover rate	34	%(5)	19%	2%	11%	40%	11%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not annualized.
(6)	Annualized

The accompanying notes are an integral part of the financial statements.

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is February 29, 2020, and the period covered by these Notes to Financial Statements is the six-months ended February 29, 2020 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”). Information about DFA Underlying Funds’ risks may be found in such DFA Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Fund’s annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$23,489,976	$18,986,596	$—	$—	$4,503,380
Short-Term Investments	245,670	245,670	—	—	—
Total Investments**	$23,735,646	$19,232,266	$—	$—	$4,503,380

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$17,857,718	$13,891,142	$—	$—	$3,966,576
Short-Term Investments	146,096	146,096	—	—	—
Total Investments**	$18,003,814	$14,037,238	$—	$—	$3,966,576

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$30,356,138	$26,666,034	$—	$—	$3,690,104
Short-Term Investments	267,518	267,518	—	—	—
Total Investments**	$30,623,656	$26,933,552	$—	$—	$3,690,104

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2020 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2020.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (UNAUDITED)

During the current fiscal period, investment advisory fees accrued were as follows:

PORTFOLIO	ADVISORY FEES
Matson Money U.S. Equity VI Portfolio	$66,663
Matson Money International Equity VI Portfolio	49,343
Matson Money Fixed Income VI Portfolio	74,469

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$2,084,764	$1,882,040
Matson Money International Equity VI Portfolio	3,624,327	3,232,348
Matson Money Fixed Income VI Portfolio	11,164,902	10,083,634

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$25,412,032	$1,124,735	$(1,650,948)	$(526,213)
Matson Money International Equity VI Portfolio	20,248,576	247,045	(2,225,217)	(1,978,172)
Matson Money Fixed Income VI Portfolio	29,221,031	503,412	(134,688)	368,724

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019, primarily attributable to reclassifications of short-term capital gains distributions, were reclassified among the following accounts:

	Distributable Earning/(Loss)	Paid-In capital
Matson Money U.S. Equity VI Portfolio	$—	$—
Matson Money International Equity VI Portfolio	—	—
Matson Money Fixed Income VI Portfolio	—	—

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forward	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity VI Portfolio	$23,345	$1,273,821	$—	$(526,213)
Matson Money International Equity VI Portfolio	76,860	462,674	—	(1,978,172)
Matson Money Fixed Income VI Portfolio	130,403	—	(37,010)	368,724

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

22

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

FEBRUARY 29, 2020 (UNAUDITED)

The Portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2019, the Matson Money Fixed Income VI Portfolio had $37,010 in capital loss carryforwards.

The tax character of distributions paid during the fiscal years ended August 31, 2019 was as follows:

		ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Matson Money U.S. Equity VI Portfolio	2019	$212,548	$1,279,932	$1,492,480
Matson Money International Equity VI Portfolio	2019	279,032	304,644	583,676
Matson Money Fixed Income VI Portfolio	2019	649,922	5,379	655,301

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

6.	New Accounting Pronouncements AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Portfolios’ financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7.	Subsequent Events

ACQUISITION OF PORTFOLIOS’ DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Portfolios’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Portfolios has approved a new Distribution Agreement to enable Quasar to continue serving as the Portfolios’ distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Portfolios invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Portfolios’ investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, a Portfolio may be forced to sell investments at inopportune times, including its liquid positions, which may result in Portfolio losses and the Portfolio holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Portfolio shareholders.

23

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

FEBRUARY 29, 2020 (UNAUDITED)

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Portfolios’ service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Portfolios by their service providers.

24

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its reports on Form N-PORT. The Company’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

25

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MMFI-SAR20

SEMI-ANNUAL
report 2020

MFAM Funds
Series of The RBB Fund, Inc.

2/29/20

(UNAUDITED)

MFAM Global Opportunities Fund
MFAM Mid-Cap Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-863-8803.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-863-8803 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

MFAM Global Opportunities Fund (FOOLX)

MFAM Mid-Cap Growth Fund (TMFGX)

Hi Fools! This semi-annual report covers the period ending February 29, 2020. While there was a market impact beginning in February, a lot of things changed in March (and beyond) as the COVID-19 pandemic evolved, including stay-at-home orders across much of the United States. Rather than using this inside cover for our normal pithy remarks, we’d like to take an opportunity to explain how the current situation is impacting your investment with us:

●

We are continuing to operate normally. We are working from our homes in most cases, but your expectations of us should not change. As with other professional investment managers, we’ve had a “Disaster Recovery” plan in place, regularly tested and updated. We’re pleased to say that while we see each other’s faces less frequently, our systems, procedures, responsibilities, and professionalism have not changed.

●

There has been extra volatility in the stock market. However, our investment approach is consistent and unchanged. If you haven’t looked in a while, now is a good time to re-read our prospectus, especially our Principal Investment Strategies and our Principal Investment Risks. Also read the letter from our CIO Bryan Hinmon in the pages that follow. We’ve laid out how we invest in good times and bad, and we hope every one of our shareholders is aligned with our vision.

●

We hope that you are all staying healthy in these unprecedented times. We at MFAM take our responsibilities to you very seriously. And we are also blessed to work for a company that cares deeply about the health and well-being of its employees. We are grateful for the opportunity to serve you, and we thank you for your trust in us.

Letter to Shareholders	1
Portfolio Characteristics	4
Fund Expense Examples	9
Schedules of Investments	11
Financial Statements	18
Notes to Financial Statements	28
Notice to Shareholders	42

MFAM FUNDS

Letter to Shareholders

February 29, 2020 (Unaudited)

“Today you are you! That is truer than true!
There is no one alive who is you-er than you!”

— Dr. Seuss

Dear Fellow Shareholder,

From time to time, it’s helpful to get back to basics. For an investment manager communicating to shareholders, that means understanding and reviewing the what, how, and why behind our investment approach that makes us, us. It also lends important context to our results and helps you to know whether you’re aligned with our approach.

While I’d love to believe our relationship is like a marriage, you have daily liquidity and can end the relationship as you see fit. We want our relationship to be strong, built on common values and transparency, and capable of lasting long enough for investing with a long-term mindset to bear the full fruits of compounding. What follows are a few of the key beliefs that guide our behavior, particularly when the market throws a lot of noise and chaos our way.

A Few Key Beliefs

From the founding of our parent company 25 years ago to the founding of our asset-management shop more than 10 years ago, we’ve never been afraid to be different. We have always proudly been stock pickers, or active managers in industry parlance. We boldly display a capital A, for active, on our chests. Trying to beat the benchmark over the long term is in our DNA, and to do that, we must do something different. We accept the potential ire of our industry in pursuit of better outcomes. That’s our first key belief.

Our second key belief is that a time-tested way of accumulating wealth is through the long-term ownership of exceptional businesses. That means we research companies instead of stocks, and can more likely tell you the CEO’s name or the location of the company’s headquarters than we can the company’s market capitalization or P/E ratio.

Our third key belief is that we humbly accept our own limitations. Investing requires making decisions with imperfect information and knowing that having more information may not improve our outcomes. In fact, having more information can result in worse outcomes if we don’t carefully filter the data.

How These Beliefs Come Alive in Our Portfolios

Indexes seek to capture the average return of a defined universe that often includes tracking hundreds, or even thousands, of companies. Because of our desire for superior results, our portfolio construction looks different. We manage focused portfolios of 30 to 45 businesses. This approach makes our portfolios look and behave differently, with the added benefit of our creating a ruthlessly competitive environment for inclusion of a company’s stock in the portfolios.

Being long-term-oriented, business-focused researchers forces us to think about the future and the role our companies will play in it. To stand behind a company for years, we must believe that it has a chance of becoming even more relevant than it already is. We understand that seeing those results takes time and that more companies will fall away than rise to the top. Our approach results in portfolios of only our best ideas, which skew toward what we believe are overwhelmingly high-quality stocks, with low turnover. Our approach has also led to our portfolios being historically overweight in the technology and consumer sectors.

We have access to more data, information, and opinions than ever before in human history. But with these resources comes an unprecedented amount of potentially-distracting information, or noise. Our goal is to cut through the noise and focus on what we believe matters most: companies with excellent management and cultures, defensible advantages, strong economics, and a trajectory toward becoming better businesses that are increasingly relevant to their customers and the world. That’s our definition of quality – the standard we use to separate the signals from the noise and focus on the limited subset of all available information that we believe can actually help us make better investing decisions.

Bryan Hinmon
Chief Investment Officer,
MFAM Funds

1

MFAM FUNDS

Letter to Shareholders (continued)

February 29, 2020 (Unaudited)

Looking Back

The six-month period from September 1, 2019 through February 29, 2020, was really a story of the last two weeks of February and everything before it. Through February 19, the S&P 500 marched steadily higher, gaining nearly 16% and continuing the broad trends we’d seen playing out over the past few years. Large cap stocks outperformed mid caps, which outperformed small caps. Growth stocks outperformed value stocks. And U.S. stocks outperformed foreign stocks, which themselves had advanced by a respectable 11% during the reporting period. Our funds’ fiscal year was off to a rousing first half, driven by low interest rates, record low unemployment, a healthy consumer class, and a relatively strong U.S. economy.

Then everything changed in the last two weeks of February, as the novel coronavirus that causes COVID- 19 began in earnest its worldwide march from the original cluster in China’s Hubei province. On February 12, cases began to spike in South Korea. A week later, the first major outbreak outside of East Asia took hold in Iran. On February 21, cases in Italy began mounting. And on February 29, the U.S. reported its first death from COVID-19 on American soil. COVID-19 was fast becoming a global pandemic, and no person, country, or economy would be spared.

Investors reacted, and from its closing high on February 19, the S&P 500 had fallen by nearly 13% by month’s end. Value, growth, mid cap, and small cap stocks all fell. So did global markets, by almost 10%. As we now know, that was the beginning of a bear market and a period of immense volatility that continued into March.

Yet even in this environment, the funds performed relatively well during the six-month period. The MFAM Mid-Cap Growth Fund advanced 8.01% versus its benchmark’s 0.50% gain. The MFAM Global Opportunities Fund advanced 1.25%, against its benchmark’s 1.50% gain. As usual, stock selection drove most of the funds’ return deviation from their respective benchmarks. Both funds were overweight in consumer discretionary stocks and had large weightings in information technology. In the Global Opportunities Fund, particular weakness in a United Arab Emirates-based health care company was a significant detractor. In the Mid Cap Growth Fund our underweight to the consumer staples sector, and a poor performance from our holdings there, were drags on performance. Since inception, annualized returns were 12.46% for the MFAM Mid-Cap Growth Fund and 12.32% for the MFAM Global Opportunities Fund.

Looking Forward

We hope that reminding you of who we are at our core, by spelling out what we believe and how those beliefs manifest in our investment portfolios, brings you reassurance, especially in turbulent times. We constantly test our beliefs because we take dearly the responsibility of committing your capital. Now more than ever, our team remains committed to the what, how, and why of our investment approach, as we believe our approach gives us the best chance of achieving our objective of long-term capital appreciation.

We thank you for your continued trust.

Onward,

Bryan Hinmon
Chief Investment Officer, MFAM

2

MFAM FUNDS

Letter to Shareholders (Concluded)

February 29, 2020 (Unaudited)

Past performance does not guarantee future results. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. Securities in a Fund may not match those in an index and performance of the Fund will be different. You cannot invest directly into an index.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by the annual report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. The opinions of the Adviser with respect to those securities may change at any time.

New to investing? Reading your first mutual fund annual report?

Welcome! Here are some important things you need to know. Mutual fund investing offers many potential benefits. But there also are risks. Financial gain is not guaranteed when it comes to investing in equity securities. It’s possible to lose money, including your principal — especially during the short term.

We focus on the stocks of high quality businesses. Even the best businesses in the world fall in price — and sometimes a lot. Over the longer term, stock prices usually reflect business values, but the relationship is much more tenuous in the short term.

We also construct focused portfolios. This means we’re likely to own far fewer securities than are in the “market” or our benchmark. This could result in higher volatility or performance that is worse from the market and benchmark. To be fair, it could also result in lower volatility and performance that is better.

Our funds may invest in foreign companies and in companies with small market capitalization. There are certain risks associated with these types of investments. The risks are described on pages 5 and 8 of this report. Additional risk information is provided in section 2 of the Notes to Financial Statements.

3

MFAM Global Opportunities Fund

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months†	One Year	Five Years	Since Inception	Inception Date
Investor Shares*	1.25%	10.45%	8.89%	12.32%	6/16/2009
Institutional Shares*	1.32%	10.67%	9.06%	8.96%	6/17/2014
FTSE Global All Cap Net Tax Index**	1.50%	4.00%	5.89%	—(1)	—
Fund Expense Ratios(2): Investor Shares: Gross 1.11% and Net 1.10%, Institutional Shares: Gross 0.99% and Net 0.95%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mfamfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	The index returned 9.99% from the inception date of the Investor Shares and 5.66% from the inception date of the Institutional Shares.

(2)

The expense ratios of the Fund are set forth according to the December 31, 2019 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The MFAM Global Opportunities Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Global All Cap Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets. The index is comprised of approximately 7,900 securities from 49 countries and captures 98% of the world’s investable market capitalization. Fair value prices and foreign exchange as of 4 pm ET are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States. The index is unmanaged and not available for direct investments. Its performance does not reflect deductions for fees, expenses or taxes.

4

MFAM Global Opportunities Fund
Portfolio Characteristics (Continued)
(Unaudited)

The investment objective of the MFAM Global Opportunities Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies located anywhere in the world. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns.

The following tables show the top ten holdings, sector allocations, and top ten countries in which the Fund was invested in as of February 29, 2020. Portfolio holdings are subject to change without notice.

Top Ten Holdings	% OF NET Assets
Mastercard, Inc., Class A	5.7%
Amazon.com, Inc.	5.6
SoftBank Group Corp.	5.0
Medtronic PLC	4.3
Atlassian Corp., PLC, Class A	4.0
Everbridge, Inc.	4.0
Starbucks Corp.	3.2
MercadoLibre, Inc.	3.2
Watsco, Inc.	3.0
Splunk, Inc.	2.9
40.9%

5

MFAM Global Opportunities Fund
Portfolio Characteristics (Concluded)
(Unaudited)

The MFAM Global Opportunities Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	27.8%
Consumer Discretionary	18.8
Communication Services	14.3
Industrials	9.6
Real Estate	8.7
Health Care	8.0
Financials	7.6
Consumer Staples	3.6
98.4%

Top ten Countries	% OF Net Assets
United States*	54.3%
China	7.5
Japan	5.5
Ireland	4.3
Australia	4.0
Argentina	3.2
Indonesia	2.9
India	2.4
South Korea	2.3
Taiwan	2.1
88.5%

*	As of the date of this report, the Fund had a holding of 1.4% in the U.S. Bank Money Market Deposit Account.

6

MFAM Mid-Cap Growth Fund

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months†	One Year	Five Years	Since Inception	Inception Date
Investor Shares*	8.01%	12.31%	7.99%	12.46%	11/1/2010
Institutional Shares*	8.11%	12.52%	8.21%	9.23%	6/17/2014
Russell Midcap® Growth Index**	0.50%	7.86%	9.14%	—(1)	—
Fund Expense Ratios(2): Investor Shares: Gross 1.12% and Net 1.10%; Institutional Shares: Gross 0.98% and Net 0.95%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.mfamfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	The index returned 12.86% from the inception date of the Investor Shares and 10.11% from the inception date of the Institutional Shares.

(2)

The expense ratios of the Fund are set forth according to the December 31, 2019 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The MFAM Mid-Cap Growth Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

The investment objective of the MFAM Mid-Cap Growth Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in the United States. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of the Adviser, high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Although the MFAM Mid-Cap Growth Fund may invest in companies with any market capitalization, the Adviser expects that investments in the securities of companies having smaller- and mid-market capitalizations will be important components of the Fund’s investment program. Investments in securities of these companies may involve greater risk than do investments in larger, more established companies. Small- and mid-cap stocks tend to be more volatile and less liquid than their large-cap counterparts.

The following tables show the top ten holdings, and sector allocations in which the Fund was invested in as of February 29, 2020. Portfolio holdings are subject to change without notice.

7

Top ten Holdings	% OF Net Assets
Splunk, Inc.	6.0%
Cooper Companies, Inc. (The)	5.6
SBA Communications Corp.	5.5
XPO Logistics, Inc.	4.9
Paylocity Holding Corp.	4.6
Paycom Software, Inc.	4.3
ResMed, Inc.	4.1
Jones Lang LaSalle, Inc.	4.1
LCI Industries	4.1
Tyler Technologies, Inc.	4.0
47.2%

The MFAM Mid-Cap Growth Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	30.1%
Health Care	18.8
Consumer Discretionary	15.7
Industrials	14.1
Real Estate	11.7
Consumer Staples	5.2
Financials	4.3
99.9%

MFAM Mid-Cap Growth Fund
Portfolio Characteristics (Concluded)
(Unaudited)

8

mfam Funds

Fund Expense Examples

February 29, 2020 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you to understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 to February 29, 2020, and held for the entire period.

Actual Expenses

The first section of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical EXAMPLES for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund as compared to the costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain, etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six-Month Total Investment Returns for the Funds
MFAM Global Opportunities Fund
Actual
Investor Shares	$1,000.00	$1,012.50	$5.75	1.15%	1.25%
Institutional Shares	1,000.00	1,013.20	4.76	0.95	1.32
Hypothetical (5% return before expenses)
Investor Shares	$1,000.00	$1,019.14	$5.77	1.15%	N/A
Institutional Shares	1,000.00	1,020.14	4.77	0.95	N/A

9

mfam Funds
Fund Expense Examples (Concluded)
February 29, 2020 (Unaudited)

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six-Month Total Investment Returns for the Funds
MFAM Mid-Cap Growth Fund
Actual
Investor Shares	$1,000.00	$1,080.10	$5.95	1.15%	8.01%
Institutional Shares	1,000.00	1,081.10	4.92	0.95	8.11
Hypothetical (5% return before expenses)
Investor Shares	$1,000.00	$1,019.14	$5.77	1.15%	N/A
Institutional Shares	1,000.00	1,020.14	4.77	0.95	N/A

(1)

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. Each Fund’s ending account value in the first section of the tables are based on the actual six-month total investment return for the Fund.

(2)	These ratios reflect expenses waived by the Funds’ investment adviser. Without these waivers, the Funds’ expenses would have been higher and the ending account values would have been lower.

10

MFAM Global Opportunities Fund
Schedule of Investments
February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 98.4%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. (United States) (a)*	150,000	$11,605,500
Banks — 3.9%
Bank of Georgia Group PLC (Georgia)	293,132	6,359,199
Credicorp Ltd. (Peru)	5,000	906,350
HDFC Bank., Ltd., ADR (India)	210,700	11,556,895
		18,822,444
Capital Markets — 0.6%
Georgia Capital PLC (Georgia)*	300,693	2,598,496
Consumer Finance — 1.7%
Gentera SAB de CV (Mexico)	8,550,000	8,227,252
Diversified Financial Services — 1.4%
Banco Latinoamerico de Comercio Exterior SA, Class E (Panama) (a)	379,029	6,777,038
Electronic Equipment, Instruments & Components — 2.6%
IPG Photonics Corp. (United States) (a)*	72,000	9,190,080
Lagercrantz Group AB, Class B (Sweden)	29,296	415,327
NLight, Inc. (United States) (a)*	155,000	2,559,050
		12,164,457
Entertainment — 1.9%
Vivendi SA (France)	345,000	8,814,479
Equity Real Estate Investment Trusts (REITs) — 7.7%
American Tower Corp. (United States)	54,000	12,247,200
Equinix, Inc. (United States)	20,000	11,456,000
SBA Communications Corp. (United States)	50,000	13,254,500
		36,957,700
Food & Staples Retailing — 2.4%
Costco Wholesale Corp. (United States)	40,000	11,245,600
Georgia Healthcare Group PLC (Georgia) (b)	50,620	75,287
		11,320,887
Food Products — 1.2%
Nippon Indosari Corpindo Tbk PT (Indonesia)	64,257,500	5,732,678

See Notes to Financial Statements.

11

MFAM Global Opportunities Fund
Schedule of Investments (continued)
February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Equipment & Supplies — 6.5%
Medtronic PLC (Ireland)	205,272	$20,664,732
ResMed, Inc. (United States)	64,000	10,173,440
		30,838,172
Health Care Providers & Services — 0.8%
NMC Health PLC (United Arab Emirates) (c)	485,482	3,610,272
Hotels, Restaurants & Leisure — 4.7%
Starbucks Corp. (United States)	195,000	15,293,850
Yum China Holdings, Inc. (China) (a)	160,751	7,039,286
		22,333,136
Interactive Media & Services — 4.9%
Alphabet, Inc., Class C (United States)*	9,024	12,086,114
Tencent Holding Ltd. (China)	225,600	11,438,982
		23,525,096
Internet & Direct Marketing Retail — 12.4%
Alibaba Group Holding Ltd., SP ADR (China)*	50,000	10,400,000
Amazon.com, Inc. (United States)*	14,150	26,655,062
MercadoLibre, Inc. (Argentina) (a)*	24,387	15,023,124
Trip.com Group Ltd., ADR (China)	234,052	7,105,819
		59,184,005
IT Services — 7.8%
Mastercard, Inc., Class A (United States)	93,300	27,080,325
PayPal Holdings, Inc. (United States)*	94,900	10,248,251
		37,328,576
Life Sciences Tools & Services — 0.8%
Horizon Discovery Group PLC (United Kingdom)*	2,128,373	3,749,499
Machinery — 0.6%
Fanuc Corp. (Japan)	16,000	2,627,423
Media — 2.3%
Comcast Corp., Class A (United States) (a)	235,000	9,501,050
System1 Group PLC (United Kingdom)	645,000	1,546,465
		11,047,515

See Notes to Financial Statements.

12

MFAM Global Opportunities Fund
Schedule of Investments (continued)
February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Multiline Retail — 1.7%
Mitra Adiperkasa Tbk PT (Indonesia)	146,430,000	$8,229,024
Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc. (United States)	30,000	4,433,100
Semiconductors & Semiconductor Equipment — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan) (a)	183,900	9,901,176
Software — 15.3%
Atlassian Corp., PLC, Class A (Australia)*	132,000	19,134,720
Douzone Bizon Co., Ltd. (South Korea)	149,798	10,785,053
Everbridge, Inc. (United States) (a)*	180,000	19,018,800
Paycom Software, Inc. (United States)*	37,000	10,458,050
Splunk, Inc. (United States)*	93,300	13,745,889
		73,142,512
Trading Companies & Distributors — 4.7%
Fastenal Co. (United States)	248,000	8,486,560
Watsco, Inc. (United States)	90,000	14,128,200
		22,614,760
Transportation Infrastructure — 1.9%
International Container Terminal Services, Inc. (Philippines)	4,395,000	9,238,064
Wireless Telecommunication Services — 5.2%
Safaricom Ltd., PLC (Kenya)	4,000,000	1,102,767
SoftBank Group Corp. (Japan)	510,000	23,693,743
		24,796,510
Total Common Stocks (Cost $289,500,181)		469,619,771

Investments Purchased with Proceeds from Securities Lending Collateral — 9.6%
Mount Vernon Liquid Assets Portfolio, LLC 1.76%	46,070,856	46,070,856
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $46,070,856)		46,070,856

See Notes to Financial Statements.

13

MFAM Global Opportunities Fund
Schedule of Investments (concluded)
February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Short-Term Investments — 1.4%
U.S. Bank Money Market Deposit Account, 1.52% (United States)(d)	6,493,633	$6,493,633
Total Short-Term Investments (Cost $6,493,633)		6,493,633

Total Investments (Cost $342,064,670) — 109.4%		522,184,260
Liabilities in Excess of Other Assets — (9.4)%		(44,757,698)
NET ASSETS — 100.0%
(Applicable to 19,690,372 shares outstanding)		$477,426,562

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

SP ADR — Sponsored ADR

(a)	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $45,218,909.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of February 29, 2020, the total market value of Rule 144A securities was $75,287 and represents 0.0% of net assets.

(c)

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $3,610,272 or 1.4% of net assets.

(d)	The rate shown is as of February 29, 2020.

See Notes to Financial Statements.

14

MFAM Mid-Cap Growth Fund
Schedule of Investments
February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 99.8%
Aerospace & Defense — 2.6%
Axon Enterprise, Inc. (United States)*	90,000	$6,963,300
Air Freight & Logistics — 4.9%
XPO Logistics, Inc. (United States)*	175,000	12,944,750
Auto Components — 7.1%
Gentex Corp. (United States)	300,000	8,010,000
LCI Industries (United States)	111,914	10,805,297
		18,815,297
Automobiles — 3.3%
Thor Industries, Inc. (United States)	115,000	8,672,150
Banks — 0.8%
SVB Financial Group (United States)*	10,000	2,081,600
Electronic Equipment, Instruments & Components — 2.4%
IPG Photonics Corp. (United States)*	49,500	6,318,180
Equity Real Estate Investment Trusts (REITs) — 7.6%
SBA Communications Corp. (United States)	55,000	14,579,950
STAG Industrial, Inc. (United States)	195,000	5,456,100
		20,036,050
Food Products — 1.5%
McCormick & Co., Inc. (United States)	27,000	3,947,130
Health Care Equipment & Supplies — 12.5%
Cooper Companies, Inc. (The) (United States)	45,400	14,735,478
ResMed, Inc. (United States)	68,500	10,888,760
Varian Medical Systems, Inc. (United States)*	60,000	7,378,200
		33,002,438
Health Care Technology — 6.3%
Cerner Corp. (United States)	105,000	7,273,350
Teladoc, Inc. (United States)*	75,000	9,372,000
		16,645,350
Hotels, Restaurants & Leisure — 1.8%
Texas Roadhouse, Inc. (United States)	84,929	4,774,708

See Notes to Financial Statements.

15

MFAM Mid-Cap Growth Fund
Schedule of Investments (continued)
February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Household Products — 3.7%
Church & Dwight Co., Inc. (United States)	141,600	$9,844,032
Insurance — 3.5%
Markel Corp. (United States)*	7,900	9,334,640
IT Services — 2.2%
Broadridge Financial Solutions, Inc. (United States)	55,000	5,739,800
Leisure Products — 2.0%
Hasbro, Inc. (United States)	68,615	5,300,509
Machinery — 1.3%
Proto Labs, Inc. (United States)*	40,000	3,505,600
Real Estate Management & Development — 4.1%
Jones Lang LaSalle, Inc. (United States)	73,500	10,861,095
Software — 25.5%
Alarm.com Holdings, Inc. (United States)*	161,902	7,811,772
Everbridge, Inc. (United States)*	90,000	9,509,400
Paycom Software, Inc. (United States)*	40,400	11,419,060
Paylocity Holding Corp. (United States)*	94,241	12,206,094
Splunk, Inc. (United States)*	107,000	15,764,310
Tyler Technologies, Inc. (United States)*	34,000	10,653,900
		67,364,536
Specialty Retail — 1.5%
Tractor Supply Co. (United States)	44,800	3,965,248
Trading Companies & Distributors — 5.2%
Fastenal Co. (United States)	193,500	6,621,570
Watsco, Inc. (United States)	45,000	7,064,100
		13,685,670
Total Common Stocks (Cost $152,240,314)		263,802,083

Investments Purchased with Proceeds from Securities Lending Collateral — 12.9%
Mount Vernon Liquid Assets Portfolio, LLC – 1.76%	33,958,360	33,958,360
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $33,958,360)		33,958,360

See Notes to Financial Statements.

16

MFAM Mid-Cap Growth Fund
Schedule of Investments (concluded)
February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Short-Term Investments — 0.6%
U.S. Bank Money Market Deposit Account, 1.52% (United States) (b)	1,513,638	$1,513,638
Total Short-Term Investments (Cost $1,513,638)		1,513,638

Total Investments (Cost $187,712,312) — 113.3%		299,274,081
Liabilities in Excess of Other Assets — (13.3)%		(35,193,172)
NET ASSETS — 100.0%
(Applicable to 10,651,631 shares outstanding)		$264,080,909

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $32,599,609.
(b)	The rate shown is as of February 29, 2020.

See Notes to Financial Statements.

17

MFAM Funds
STATEMENTS of Assets and Liabilities
February 29, 2020 (Unaudited)

	MFAM Global Opportunities Fund	MFAM Mid-Cap Growth Fund
ASSETS
Investments in securities of unaffiliated issuers, at value^ (cost $289,500,181 and $152,240,314 respectively)	$469,619,771	$263,802,083
Investments purchased with proceeds from securities lending collateral (cost $46,070,856 and $33,958,360 respectively)	46,070,856	33,958,360
Short-term investments, at value (cost $6,493,633 and $1,513,638, respectively)	6,493,633	1,513,638
Receivables for:
Investments sold	7,212,211	—
Shares of beneficial interest sold	511,056	158,990
Dividends and tax reclaims	439,434	108,974
Prepaid expenses and other assets	28,330	23,218
Total assets	530,375,291	299,565,263

LIABILITIES
Payables for:
Securities lending collateral (see Note 6)	46,070,856	33,958,360
Investments purchased	5,057,974	-
Shares of beneficial interest redeemed	936,927	991,814
Shareholder service fee	430,131	239,137
Advisory fees	392,751	225,133
Other accrued expenses and liabilities	60,090	69,910
Total liabilities	52,948,729	35,484,354
Net assets	$477,426,562	$264,080,909

NET ASSETS CONSIST OF:
Par value	$19,690	$10,652
Paid-in-capital	284,710,077	142,485,538
Total distributable earnings/(losses)	192,696,795	121,584,719
Net assets	$477,426,562	$264,080,909

NET ASSET VALUE:
Investor Shares:
Net assets applicable to capital shares outstanding	$381,256,325	$232,139,503
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	15,737,582	9,374,700
Net asset value, offering and redemption price per share	$24.23	$24.76

Institutional Shares:
Net assets applicable to capital shares outstanding	$96,170,237	$31,941,406
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,952,790	1,276,931
Net asset value, offering and redemption price per share	$24.33	$25.01

^ Includes market value of securities on loan	$45,218,909	$32,599,609

The accompanying notes are an integral part of these financial statements.

18

MFAM Funds
Statements of Operations
For the Six Months ended February 29, 2020 (Unaudited)

	MFAM Global Opportunities Fund	MFAM Mid-Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,096,206	$1,252,717
Less foreign taxes withheld	(80,388)	—
Securities lending income	53,526	51,649
Total investment income	2,069,344	1,304,366

EXPENSES
Advisory fees	2,115,759	1,160,196
Shareholder service fees - Investor Shares	312,341	187,244
Transfer agent fees and shareholder account services	93,611	42,492
Administration and accounting services fees	87,836	46,944
Registration and filing fees	34,596	24,180
Legal fees	30,216	18,457
Custodian fees	27,852	2,950
Officer fees	25,682	13,215
Director fees	23,329	14,224
Printing and shareholder reporting fees	19,023	13,646
Audit and tax service fees	1,255	10,798
Other expenses	19,370	17,748
Total expenses	2,790,870	1,552,094
Expense fees waived/reimbursed net of amount recaptured	(30,272)	(16,451)
Net expenses after waivers/reimbursements	2,760,598	1,535,643
Net investment income/(loss)	(691,254)	(231,277)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	13,457,175	18,272,911
Foreign currency transactions	(28,575)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(6,221,660)	3,223,975
Foreign currency translation	6,809	—
Net realized and unrealized gain/(loss)	7,213,749	21,496,886
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,522,495	$21,265,609

The accompanying notes are an integral part of these financial statements.

19

MFAM Global Opportunities Fund
Statements of Changes in Net Assets

	FOR THE Six Months ENDED February 29, 2020 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2019
OPERATIONS
Net investment income/(loss)	$(691,254)	$321,866
Net realized gain/(loss) from investments and foreign currency transactions	13,428,600	26,547,255
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	(6,214,851)	(9,131,395)
Net increase/(decrease) in net assets resulting from operations	6,522,495	17,737,726
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(17,111,765)	(25,506,618)
Institutional Shares	(4,191,967)	(5,479,614)
Total dividends and distributions to shareholders	(21,303,732)	(30,986,232)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	16,081,305	30,163,818
Proceeds from shares issued - fund reorganization (Note 8)	—	34,248,442
Reinvestment of dividends	16,713,031	24,943,644
Shares redeemed	(38,266,411)	(72,750,604)
Total from Investor Shares	(5,472,075)	16,605,300
Institutional Shares
Proceeds from shares sold	4,789,260	19,592,058
Reinvestment of dividends	4,089,548	5,390,526
Shares redeemed	(2,418,495)	(9,304,532)
Total from Institutional Shares	6,460,313	15,678,052
Net increase/(decrease) in net assets from capital share transactions	988,238	32,283,352
Total increase/(decrease) in net assets	(13,792,999)	19,034,846
NET ASSETS:
Beginning of period	$491,219,561	$472,184,715
End of period	$477,426,562	$491,219,561

The accompanying notes are an integral part of these financial statements.

20

MFAM Global Opportunities Fund
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE Six Months ENDED February 29, 2020 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2019
SHARE TRANSACTIONS:
Investor Shares
Shares sold	632,474	1,263,891
Shares issued - fund reorganization (Note 8)	—	1,324,511
Shares reinvested	668,789	1,243,452
Shares redeemed	(1,512,611)	(3,061,321)
Net increase/(decrease) in shares	(211,348)	770,533

Institutional Shares
Shares sold	187,749	780,843
Shares reinvested	163,060	267,919
Shares redeemed	(95,228)	(392,999)
Net increase/(decrease) in shares	255,581	655,763

The accompanying notes are an integral part of these financial statements.

21

MFAM Mid-Cap Growth Fund
Statements of Changes in Net Assets

	FOR THE Six Months ENDED February 29, 2020 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2019
OPERATIONS
Net investment income/(loss)	$(231,277)	$(95,608)
Net realized gain/(loss) from investments and foreign currency transactions	18,272,911	10,362,234
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	3,223,975	(33,172,145)
Net increase/(decrease) in net assets resulting from operations	21,265,609	(22,905,519)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(13,623,726)	(12,316,953)
Institutional Shares	(1,699,890)	(1,326,095)
Total dividends and distributions to shareholders	(15,323,616)	(13,643,048)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold	4,958,067	14,948,879
Reinvestment of dividends	13,304,640	12,059,665
Shares redeemed	(29,054,903)	(59,835,799)
Total from Investor Shares	(10,792,196)	(32,827,255)
Institutional Shares
Proceeds from shares sold	2,156,355	4,273,474
Reinvestment of dividends	1,671,146	1,319,604
Shares redeemed	(1,724,457)	(3,619,952)
Total from Institutional Shares	2,103,044	1,973,126
Net increase/(decrease) in net assets from capital share transactions	(8,689,152)	(30,854,129)
Total increase/(decrease) in net assets	(2,747,159)	(67,402,696)
NET ASSETS:
Beginning of period	$266,828,068	$334,230,764
End of period	$264,080,909	$266,828,068

The accompanying notes are an integral part of these financial statements.

22

MFAM Mid-Cap Growth Fund
Statements of Changes in Net Assets (CONCLUDED)

	FOR THE Six Months ENDED February 29, 2020 (Unaudited)	FOR THE YEAR ENDED AUGUST 31, 2019
SHARE TRANSACTIONS:
Investor Shares
Shares sold	193,666	618,514
Shares reinvested	535,829	591,450
Shares redeemed	(1,146,976)	(2,534,744)
Net increase/(decrease) in shares	(417,481)	(1,324,780)

Institutional Shares
Shares sold	83,869	171,612
Shares reinvested	66,632	64,246
Shares redeemed	(66,803)	(154,018)
Net increase/(decrease) in shares	83,698	81,840

The accompanying notes are an integral part of these financial statements.

23

MFAM Global Opportunities Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 29, 2020		YEARS ENDED AUGUST 31,		FISCAL PERIOD ENDED AUGUST 31,		YEARS ENDED OCTOBER 31,
Investor Shares	(UNAUDITED)		2019	2018	2017(1)(2)		2016	2015	2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.98		$25.91	$24.09	$20.36		$20.32	$21.00	$19.24
Net investment income/(loss)(3)	(0.04)		0.01	(0.02)	0.03		0.04	0.05	0.11
Net realized and unrealized gain/(loss) from investments	0.39		0.79	4.94	4.30		0.01	(0.29)	1.87
Net increase/(decrease) in net assets resulting from operations	0.35		0.80	4.92	4.33		0.05	(0.24)	1.98
Dividends and distributions to shareholders from:
Net investment income	(0.01)		—	(0.05)	(0.04)		— *	(0.11)	(0.04)
Net realized capital gains	(1.09)		(1.73)	(3.05)	(0.56)		(0.01)	(0.33)	(0.18)
Total dividends and distributions to shareholders	(1.10)		(1.73)	(3.10)	(0.60)		(0.01)	(0.44)	(0.22)
Redemption and small-balance account fees	—		—	— *	—	*	— *	— *	— *
Net asset value, end of period	$24.23		$24.98	$25.91	$24.09		$20.36	$20.32	$21.00
Total investment return/(loss)(4)	1.25	%(5)	4.74%	22.32%	21.91	%(5)	0.25%	(1.13)%	10.43%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$381,256		$398,459	$393,197	$337,821		$353,118	$393,611	$413,624
Ratio of expenses to average net assets	1.15	%(6)	1.10%	1.06%	1.15	%(6)	1.14%	1.15%	1.26%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.15	%(6)	1.11%	1.06%	1.15	%(6)	1.14%	1.13%	1.23%
Ratio of net investment income/(loss) to average net assets	(0.32	)%(6)	0.05%	(0.06)%	0.18	%(6)	0.20%	0.23%	0.55%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.32	)%(6)	0.04%	(0.06)%	0.18	%(6)	0.20%	0.25%	0.59%
Portfolio turnover rate	6	%(5)	11%	15%	38	%(5)	26%	21%	24%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Global Opportunities Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. For the year ended August 31, 2018, the fiscal period ended August 31, 2017 and the years ended October 31, 2016, October 31, 2015 and October 31, 2014, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

24

MFAM Global Opportunities Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 29, 2020		YEARS ENDED AUGUST 31,		FISCAL PERIOD ENDED AUGUST 31,		YEARS ENDED OCTOBER 31,		PERIOD ENDED OCTOBER 31,
Institutional Shares	(UNAUDITED)		2019	2018	2017(1)(2)		2016	2015	2014(3)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.09		$25.97	$24.09	$20.40		$20.35	$21.01	$20.36
Net investment income/(loss)(4)	(0.02)		0.05	0.02	0.09		0.08	0.10	0.03
Net realized and unrealized gain/(loss) from investments	0.39		0.80	4.94	4.25		0.02	(0.31)	0.62
Net increase/(decrease) in net assets resulting from operations	0.37		0.85	4.96	4.34		0.10	(0.21)	0.65
Dividends and distributions to shareholders from:
Net investment income	(0.04)		—	(0.03)	(0.09)		(0.04)	(0.12)	—
Net realized capital gains	(1.09)		(1.73)	(3.05)	(0.56)		(0.01)	(0.33)	—
Total dividends and distributions to shareholders	(1.13)		(1.73)	(3.08)	(0.65)		(0.05)	(0.45)	—
Redemption and small-balance account fees	—		—	— *	—	*	— *	— *	—	*
Net asset value, end of period	$24.33		$25.09	$25.97	$24.09		$20.40	$20.35	$21.01
Total investment return/(loss)(5)	1.32	%(6)	4.94%	22.48%	21.97	%(6)	(0.47)%	(0.97)%	3.19	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$96,170		$92,760	$78,987	$60,623		$7,243	$7,726	$4,038
Ratio of expenses to average net assets	0.95	%(7)	0.95%	0.95%	0.95	%(7)	0.95%	0.95%	0.95	%(7)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.00	%(7)	0.99%	1.06%	1.17	%(7)	2.12%	2.14%	3.78	%(7)
Ratio of net investment income/(loss) to average net assets	(0.12	)%(7)	0.19%	0.07%	0.48	%(7)	0.39%	0.46%	0.39	%(7)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.17	)%(7)	0.15%	(0.04)%	0.26	%(7)	(0.78)%	0.73%	(2.43	)%(7)
Portfolio turnover rate	6	%(6)	11%	15%	38	%(6)	26%	21%	24	%(6)

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Global Opportunities Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Commenced operations on June 17, 2014. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(4)	Per share data calculated using average shares outstanding method.
(5)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. Redemption and small-balance account fees received had no effect on the Fund’s Institutional Shares total investment return.

(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

25

MFAM Mid-Cap Growth Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 29, 2020		YEARS ENDED AUGUST 31,		FISCAL PERIOD ENDED AUGUST 31,		YEARS ENDED OCTOBER 31,
Investor Shares	(UNAUDITED)		2019	2018	2017(1)(2)		2016	2015	2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.27		$27.32	$22.04	$18.29		$18.72	$18.59	$17.25
Net investment income/ (loss)(3)	(0.02)		(0.01)	(0.06)	(0.05)		(0.05)	0.03	0.07
Net realized and unrealized gain/(loss) from investments	1.97		(1.88)	6.69	3.80		(0.35)	0.14	1.51
Net increase/(decrease) in net assets resulting from operations	1.95		(1.89)	6.63	3.75		(0.40)	0.17	1.58
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—		(0.03)	(0.04)	(0.03)
Net realized capital gains	(1.46)		(1.16)	(1.35)	—		—	—	(0.22)
Total dividends and distributions to shareholders	(1.46)		(1.16)	(1.35)	—		(0.03)	(0.04)	(0.25)
Redemption and small-balance account fees	—		—	— *	—	*	— *	— *	0.01
Net asset value, end of period	$24.76		$24.27	$27.32	$22.04		$18.29	$18.72	$18.58
Total investment return/(loss)(4)	8.01	%(5)	(6.13)%	30.88%	20.50	%(5)	(2.15)%	0.91%	9.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$232,140		$237,623	$303,669	$210,404		$205,149	$238,482	$231,600
Ratio of expenses to average net assets	1.15	%(6)	1.10%	1.12%	1.15	%(6)	1.15%	1.15%	1.27%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.15	%(6)	1.12%	1.06%	1.16	%(6)	1.17%	1.16%	1.30%
Ratio of net investment income/(loss) to average net assets	(0.19	)%(6)	(0.05)%	(0.22)%	(0.30	)%(6)	(0.29)%	0.17%	0.38%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.20	)%(6)	(0.07)%	(0.16)%	(0.31	)%(6)	(0.31)%	0.17%	0.36%
Portfolio turnover rate	9	%(5)	4%	19%	24	%(5)	21%	30%	18%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Small-Mid Cap Growth Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. For the year ended October 31, 2014, 0.06% of the Fund’s Investor Shares total investment return was attributable to redemption and small-balance account fees received. Excluding this item, the total investment return would have been 9.29%. For the year ended August 31, 2018, the fiscal period ended August 31, 2017 and years ended October 31, 2016 and October 31, 2015, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

26

MFAM Mid-Cap Growth Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX MONTHS ENDED FEBRUARY 29, 2020		YEARS ENDED AUGUST 31,		FISCAL PERIOD ENDED AUGUST 31,		YEARS ENDED OCTOBER 31,		PERIOD ENDED OCTOBER 31,
Institutional Shares	(UNAUDITED)		2019	2018	2017(1)(2)		2016	2015	2014(3)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.48		$27.50	$22.14	$18.34		$18.75	$18.61	$17.94
Net investment income/(loss)(4)	—	*	0.02	(0.01)	(0.03)		(0.02)	0.07	0.02
Net realized and unrealized gain/(loss) from investments	1.99		(1.88)	6.72	3.83		(0.33)	0.13	0.65
Net increase/(decrease) in net assets resulting from operations	1.99		(1.86)	6.71	3.80		(0.35)	0.20	0.67
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—		(0.06)	(0.06)	—
Net realized capital gains	(1.46)		(1.16)	(1.35)	—		—	—	—
Total dividends and distributions to shareholders	(1.46)		(1.16)	(1.35)	—		(0.06)	(0.06)	—
Redemption and small-balance account fees	—		—	— *	—	*	— *	— *	—	*
Net asset value, end of period	$25.01		$24.48	$27.50	$22.14		$18.34	$18.75	$18.61
Total investment return/(loss)(5)	8.11	%(6)	(5.97)%	31.10%	20.72	%(6)	(1.89)%	1.04%	3.73	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$31,941		$29,205	$30,562	$20,365		$5,502	$7,010	$2,798
Ratio of expenses to average net assets	0.95	%(7)	0.95%	0.95%	0.95	%(7)	0.95%	0.95%	0.95	%(7)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.00	%(7)	0.98%	1.17%	1.47	%(7)	2.40%	2.45%	4.93	%(7)
Ratio of net investment income/(loss) to average net assets	—	**(7)	0.10%	(0.05)%	(0.15	)%(7)	(0.08)%	0.35%	0.27	%(7)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.05	)%(7)	0.07%	(0.26)%	(0.67	)%(7)	(1.53)%	(1.15)%	(3.71	)%(7)
Portfolio turnover rate	9	%(6)	4%	19%	24	%(6)	21%	30%	18	%(6)

*	Amount represents less than $0.005 per share.
**	Amount represents less than 0.01%.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Small-Mid Cap Growth Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Commenced operations on June 17, 2014. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(4)	Per share data calculated using average shares outstanding method.
(5)

Total investment return/(loss) reflects the rate an investor would have earned on an investment in the Fund during the period. Redemption and small-balance account fees received had no effect on the Fund’s Institutional Shares total investment return.

(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

27

MFAM FUNDS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the MFAM Global Opportunities Fund (“Global Opportunities Fund”) and MFAM Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) (each a “Fund” and together the “Funds”), which became series of RBB at the close of business on December 21, 2016. As of February 29, 2020, the Global Opportunities Fund and Mid-Cap Growth Fund each offer two classes of shares, Investor and Institutional.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Prior to December 21, 2016, the Funds were diversified series (the “Predecessor Funds”) of The Motley Fool Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on November 7, 2008, as a statutory trust under the laws of the State of Delaware. Each of the Predecessor Funds was reorganized into a corresponding Fund on December 21, 2016 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of each Predecessor Fund was assumed by its corresponding Fund. Performance and accounting information prior to December 21, 2016 included herein is that of the relevant Predecessor Fund.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Mid-Cap Growth Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries.

Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 29, 2020, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility

28

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

You’d think that it would be easy to determine what a share of the Fund is worth – just add up the value of everything it holds, and then divide by the number of shares. It’s not that simple, though. Some foreign markets have different operating hours (when it’s daytime in Chicago, for example, it is night in Shanghai). That means that when we calculate a Fund’s value at the end of the day, the market quotations for some of the securities held by the Fund could be several hours old, and intervening events may have affected what the stocks are worth. In addition, characteristics of the relevant markets and stocks might, in some cases, cast doubt on a particular valuation. For these reasons, we may rely on a pricing service to determine the value of particular securities. It is possible that when a Fund buys or sells the securities, the price on the real market will be different from the value used for the fair-value pricing.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$469,619,771	$390,767,405	$75,242,094	$3,610,272	$—
Investments Purchased with Proceeds From Securities Lending Collateral	46,070,856	—	—	—	46,070,856
Short-Term Investments	6,493,633	6,493,633	—	—	—
Total Investments*	$522,184,260	$397,261,038	$75,242,094	$3,610,272	$46,070,856

29

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

MID-CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$263,802,083	$263,802,083	$—	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	33,958,360	—	—	—	33,958,360
Short-Term Investments	1,513,638	1,513,638	—	—	—
Total Investments*	$299,274,081	$265,315,721	$—	$—	$33,958,360

*	Please refer to the Schedule of Investments for further details.
^

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Global Opportunities Fund had significant Level 3 transfers during the current fiscal period.

30

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

GLOBAL OPPORTUNITIES FUND	LEVEL 3 COMMON STOCKS
Fair value as of August 31, 2019	$—
Gains/(losses):
Net realized gain/(loss)	—
Net change in net unrealized appreciation/(depreciation)(1)	—
Purchases at cost(2)	—
Sales at proceeds(3)	—
Net accretion/(amortization)	—
Transfers into level 3(4)	3,610,272
Transfers (out of) level 3(4)	—
Fair value as of February 29, 2020	$3,610,272
Net change in unrealized appreciation/(depreciation) on securities held at February 29, 2020(1)	$3,610,272

(1)

Any difference between net change in unrealized appreciation/(depreciation) and net change in unrealized appreciation/(depreciation) on securities held at February 29, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

(2)	Purchases include all purchases of securities, payups and corporate actions.
(3)	Sales include all sales of securities, maturities and paydowns.
(4)

Transfers into/(out of) Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. All dividends and other distributions will be reinvested in Fund shares unless a

31

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

shareholder chooses either to (1) receive dividends in cash, while reinvesting capital gains distributions in additional Fund shares; or (2) receive all distributions in cash. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

When a Fund pays a dividend or other distribution, its net asset value (NAV) per share will decline by the per-share amount of the distribution. Investors are no poorer for this “distribution drop,” however. As this section explains, investors may elect to reinvest their dividend and distribution payments. Doing so would allow them to acquire additional shares at the post-distribution NAV per share. They may also choose to receive a check in the amount of their portion of the dividend or distribution.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

When we say that the Funds may invest in other types of securities and in other asset classes, the “may” is well worth emphasizing, as the Funds’ primary focus is the common stocks of companies that the Adviser believes are both high-quality and available at a reasonable price.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks,

32

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

If a Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if the Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Fund if the value of the Ruritanian ploof increases against the U.S. dollar, and vice versa, all other things being equal.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

TYPES OF FIXED-INCOME SECURITIES — A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the

33

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the current fiscal period, the Global Opportunities Fund and Mid-Cap Growth Fund invested in REITs.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with

34

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by Motley Fool Asset Management (“MFAM” or the “Adviser”). Expenses of each Fund are deducted from the Funds’ total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with the Funds’ investment objective and policies and formulates a continuing investment strategy for the Funds pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Funds. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to pay, waive or absorb a portion of the operating expenses of each Fund’s share classes to the extent that total annual Fund operating expenses of the Investor and Institutional Shares of each Fund (as applicable) (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2020 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2020.

		EXPENSE CAPS
FUND	ADVISORY FEE	INVESTOR SHARES	INSTITUTIONAL SHARES
Global Opportunities Fund	0.85%	1.15%	0.95%
Mid-Cap Growth Fund	0.85%	1.15%	0.95%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

FUND	GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
Global Opportunities Fund	$2,115,759	$(30,272)	$2,085,487
Mid-Cap Growth Fund	1,160,196	(16,451)	1,143,745

35

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

The Adviser may recover from the Investor and Institutional Shares of each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed the expense limits of the Investor and Institutional Class, respectively, of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the expense limits that are currently in effect, if different. The Global Opportunities Fund Investor Class and Institutional Class had expense fees waived in the amount of $9,119 and $21,153 respectively. The Mid-Cap Growth Fund Investor Class and Institutional Class had expense fees waived in the amount of $8,390 and $8,061 respectively. Previously waived fees subject to future recovery by the Adviser are as follows:

	EXPIRATION
FUND	AUGUST 31, 2020	AUGUST 31, 2021	AUGUST 31, 2022	AUGUST 31, 2023	TOTAL
Global Opportunities Fund - Investor Class	$—	$—	$4,877	$57,649	$62,526
Global Opportunities Fund - Institutional Class	68,639	80,089	32,294	21,153	202,175
Mid-Cap Growth Fund - Investor Class	—	—	15,977	45,212	61,189
Mid-Cap Growth Fund - Institutional Class	59,019	56,058	8,934	8,061	132,072

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. An employee of Vigilant Compliance, LLC serves as the Chief Compliance Officer of the Adviser. Neither the Funds nor the Company compensate this individual or Vigilant Compliance, LLC for services provided to Motley Fool Asset Management. For Director and Officer compensation amounts, please refer to the Statements of Operations.

SHAREHOLDER SERVICING FEE — Effective February 1, 2019, the Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser provides, or arranges for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of 0.20% of the average daily net assets of the Investor Shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record

36

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. During the current fiscal period, the Funds incurred shareholder servicing fees as follows:

FUND	SHAREHOLDER SERVICING FEES
Global Opportunities Fund – Investor Shares	$312,341
Mid-Cap Growth Fund – Investor Shares	187,244

REDEMPTION FEE — Prior to January 1, 2018, the Funds imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee is calculated as a percentage of the net asset value of the total redemption proceeds and is retained by the Funds and accounted for as additional paid-in capital. Certain exceptions to the imposition of the redemption fee exist. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

SMALL-BALANCE ACCOUNT FEE — The Funds charge a small-balance account fee of $24 annually if the value of an account is less than $10,000. The fee is assessed by redeeming shares from that account. Certain exceptions to the imposition of the small-balance account fee exist. Please see the Funds’ prospectus for more information.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including MFAM Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$29,257,302	$46,841,694
Mid-Cap Growth Fund	24,553,651	43,326,976

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

37

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

As of August 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$344,921,692	$205,351,208	$(19,176,727)	$186,174,481
Mid-Cap Growth Fund	220,622,686	110,762,131	(2,424,337)	108,337,794

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019 were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(38)	$38
Mid-Cap Growth Fund	36,888	(36,888)

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYOVER	QUALIFIED LATE-YEAR LOSS DEFERRAL	UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL
Global Opportunities Fund	$290,272	$21,013,279	$—	$—	$186,174,481	$207,478,032
Mid-Cap Growth Fund	—	7,801,827	—	(496,895)	108,337,794	115,642,726

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2019 was as follows:

FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	$—	$30,986,233	$30,986,233
Mid-Cap Growth Fund	—	13,643,048	13,643,048

38

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. The Mid-Cap Growth Fund deferred qualified late-year losses of $496,895 which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2019, the Funds had no unexpiring short-term losses.

6. SECURITIES LENDING

The Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds are determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$45,218,909	$46,070,856	$53,526
Mid-Cap Growth Fund	32,599,609	33,958,360	51,649

39

MFAM FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

		GROSS AMOUNTS OFFSET IN THE	NET AMOUNT OF ASSETS PRESENTED IN THE	GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	GROSS AMOUNTS OF RECOGNIZED ASSETS	STATEMENTS OF ASSETS AND LIABILITIES	STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$45,218,909	$—	$45,218,909	$(45,218,909)	$—	$—
Mid-Cap Growth Fund	32,599,609	—	32,599,609	(32,599,609)	—	—

1	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
2	Net amount represents the net amount receivable from the counterparty in the event of default.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

8. FUND REORGANIZATION

After the close of business on July 12, 2019, the Global Opportunities Fund acquired the net assets of the Emerging Markets Fund pursuant to a Plan of Reorganization as approved by the Board on February 7, 2019. The reorganization was accomplished with tax-free exchanges resulting in the following issuances of shares by the Global Opportunities Fund in exchange for the outstanding shares of the Emerging Markets Fund:

PROCEEDS FROM SHARES ISSUED	SHARES ISSUED	EXCHANGE RATIO
$34,248,443	1,324,511	0.55551989

40

MFAM FUNDS

Notes to Financial Statements (CONCLUDED)

February 29, 2020 (Unaudited)

The Emerging Markets Fund’s net assets at the reorganization date of $34,248,443, including $7,812,944 of unrealized appreciation, were combined with those of the Global Opportunities Fund. Assuming the acquisition had been completed on September 1, 2018, the beginning of the annual reporting period of the Global Opportunities Fund, pro forma results of operations for the fiscal year ended August 31, 2019 would include net investment income of $532,376, and net realized and unrealized gain on investments of $18,978,831 resulting in an increase in net assets from operations of $19,511,207. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization date, it is not practicable to separate the amounts of revenue and earnings of the Emerging Markets Fund that have been included in the Global Opportunities Fund’s Statement of Operations since the reorganization date. Prior to the reorganization, the net assets of the Global Opportunities Fund totaled $479,450,455. Immediately after the reorganization, the net assets of the Global Opportunities Fund totaled $513,698,898.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Funds’ service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Funds by their service providers.

41

MFAM FUNDS

Notice to Shareholders (UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the U.S. SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

42

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor

Foreside Funds Distributors LLC
899 Cassatt Road
400 Berwyn Park, Suite 110
Berwyn, PA 19312

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

43

(This Page Intentionally Left Blank.)

Questions for the MFAM
funds team?

Stay informed about your investment!

Shareholders like you are very important to us, and we’d love to hear your feedback and answer questions! If you have a question or comment please send it to fundservice@mfamfunds.com.

SEMI-ANNUAL
report 2020

Motley Fool ETFs
Series of The RBB Fund, Inc.

2/29/20
(UNAUDITED)

Motley Fool 100 Index ETF
MFAM Small-Cap Growth ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-863-8803.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-888-863-8803 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report contains information for two ETFs that are very different. The Motley Fool 100 Index ETF — as you’d expect from its name — is designed to track the returns of the Motley Fool 100 Index. Our other ETF, the MFAM Small-Cap Growth ETF, is an actively managed ETF that isn’t designed to track much of anything.

Motley Fool 100 Index ETF (TMFC)
MFAM Small-Cap Growth ETF (MFMS)

Hi Fools! This semi-annual report covers the period ending February 29, 2020. While there was a market impact beginning in February, a lot of things changed in March (and beyond) as the COVID-19 pandemic evolved, including stay-at-home orders across much of the United States. Rather than using this inside cover for our normal pithy remarks, we’d like to take an opportunity to explain how the current situation is impacting your investment with us:

●

We are continuing to operate normally. We are working from our homes in most cases, but your expectations of us should not change. As with other professional investment managers, we’ve had a “Disaster Recovery” plan in place, regularly tested and updated. We’re pleased to say that while we see each other’s faces less frequently, our systems, procedures, responsibilities, and professionalism have not changed.

●

There has been extra volatility in the stock market. However, our investment approach is consistent and unchanged. If you haven’t looked in a while, now is a good time to re-read our prospectus, especially our Principal Investment Strategies and our Principal Investment Risks. Also read the letter from our CIO Bryan Hinmon in the pages that follow. We’ve laid out how we invest in good times and bad, and we hope every one of our shareholders is aligned with our vision.

●

We hope that you are all staying healthy in these unprecedented times. We at MFAM take our responsibilities to you very seriously. And we are also blessed to work for a company that cares deeply about the health and well-being of its employees. We are grateful for the opportunity to serve you, and we thank you for your trust in us.

Letter to Shareholders	1
Portfolio Characteristics	4
Fund Expense Examples	8
Schedules of Investments	10
Financial Statements	19
Notes to Financial Statements	25
Notice to Shareholders	34

Motley Fool ETFs

Letter to Shareholders

February 29, 2020 (Unaudited)

Bryan Hinmon
Chief Investment Officer,
MFAM Funds

“Today you are you! That is truer than true!
There is no one alive who is you-er than you!”

— Dr. Seuss

Dear Fellow Shareholder,

From time to time, it’s helpful to get back to basics. For an investment manager communicating to shareholders, that means understanding and reviewing the what, how, and why behind our investment approach that makes us, us. It also lends important context to our results and helps you to know whether you’re aligned with our approach.

While I’d love to believe our relationship is like a marriage, you have daily liquidity and can end the relationship as you see fit. We want our relationship to be strong, built on common values and transparency, and capable of lasting long enough for investing with a long-term mindset to bear the full fruits of compounding. What follows are a few of the key beliefs that guide our behavior, particularly when the market throws a lot of noise and chaos our way.

A Few Key Beliefs

From the founding of our parent company 25 years ago to the founding of our asset-management shop more than 10 years ago, we’ve never been afraid to be different. We have always proudly been stock pickers, or active managers* in industry parlance. We boldly display a capital A, for active, on our chests. Trying to beat the benchmark over the long term is in our DNA, and to do that, we must do something different. We accept the potential ire of our industry in pursuit of better outcomes. That’s our first key belief.

Our second key belief is that a time-tested way of accumulating wealth is through the long-term ownership of exceptional businesses. That means we research companies instead of stocks, and can more likely tell you the CEO’s name or the location of the company’s headquarters than we can the company’s market capitalization or price-to-earnings** ratio.

Our third key belief is that we humbly accept our own limitations. Investing requires making decisions with imperfect information and knowing that having more information may not improve outcomes. In fact, having more information can result in worse outcomes if we don’t carefully filter the data.

How These Beliefs Come Alive in Our Portfolios

Indexes seek to capture the average return of a defined universe that often includes hundreds, or even thousands, of companies. Because of our desire for superior results, our portfolio construction looks different. We manage focused portfolios of 30 to 45 businesses. This approach makes our portfolios look and behave differently, with the added benefit of our creating a ruthlessly competitive environment for inclusion of a company’s stock in the portfolios.

Being long-term-oriented, business-focused researchers forces us to think about the future and the role our companies will play in it. To stand behind a company for years, we must believe that it has a chance of becoming even more relevant than it already is. We understand that seeing those results takes time and that more companies will fall away than rise to the top. Our approach results in portfolios of only our best ideas, which skew toward what we believe are overwhelmingly high-quality stocks, with low turnover. Our approach has also led to our portfolios being historically overweight in the technology and consumer sectors.

We have access to more data, information, and opinions than ever before in human history. But with these resources comes an unprecedented amount of potentially-distracting information, or noise. Our goal is to cut through the noise and focus on what we believe matters most: companies with excellent management and cultures, defensible advantages, strong economics, and a

*

As a reminder, the Motley Fool 100 Index ETF is the passive implementation of an actively managed index, The Motley Fool 100 Index. Humans at our parent company, The Motley Fool, are deciding which companies are high conviction recommendations and should be considered for inclusion in the Index. Our job, in managing the Motley Fool 100 ETF, is to emulate the Motley Fool 100 Index.

**	Price-to-earnings ratio is a common investing term that intends to capture how expensive or cheap a given stock is by comparing its market price to current earnings.

1

Motley Fool ETFs

Letter to Shareholders (continued)

February 29, 2020 (Unaudited)

trajectory toward becoming better businesses that are increasingly relevant to their customers and the world. That’s our definition of quality – the standard we use to separate the signals from the noise and focus on the limited subset of all available information that we believe can actually help us make better investing decisions.

Looking Back

The six-month period from September 1, 2019 through February 29, 2020 was really a story of the last two weeks of February and everything before it. Let’s start at the beginning. Through February 19, the S&P 500 marched steadily higher, gaining nearly +16%. This period witnessed a continuation of the trends we have seen play out broadly over the last few years. Large cap stocks outperformed mid caps, which outperformed small caps. Growth stocks outperformed value stocks. And U.S. stocks outperformed foreign stocks during the reporting period. The funds’ fiscal year was off to a rousing first half, driven by low interest rates, record low unemployment, a healthy consumer class, and relatively strong U.S. economy.

In the last two weeks of February, all that, and so much more, changed. A novel coronavirus that causes COVID- 19 began its wreckage outside of an original cluster in Hubei province in China. On February 12, cases began to spike in South Korea. One week later an outbreak in Iran took hold, signifying the first major outbreak outside of Asia. On February 21, cases in Italy began mounting. On February 29, 2020, the U.S. reported its first death from COVID-19 on American soil. In short, the end of February ushered in the undeniable reality that COVID-19 was fast becoming a global pandemic and that no person, no country, and no economy would be spared.

Investors began to process that reality, and from its closing high on February 19, 2020, the S&P 500 had fallen by nearly 13% by month end. Value, growth, mid cap and small cap stocks all fell in lockstep. Global markets fell too. As we now know, this was the beginning of a bear market and period of immense volatility that continued into March.

Yet even in this environment, the ETFs performed well during the six-month period. The Motley Fool 100 Index ETF advanced 7.99% based on market price and 7.94% based on its net asset value. During the same period, the Motley Fool 100 Index returned 8.21%. The difference in the Fool 100 ETF’s net asset value return and the return of the Motley Fool 100 Index can be explained by the Fool 100 ETF’s management fee and tracking error. The S&P 500 index returned 1.92% during the same period. The relative outperformance of the Motley Fool 100 Index and Motley Fool 100 Index ETF versus the S&P 500 was largely due to the strong performance of large-capitalization stocks and the technology sector during the period. Apple, Microsoft, and Alphabet led the way. The biggest detractors were the large holdings in Walt Disney, Starbucks, and Booking Holdings, all of which fell precipitously as the economy began to shut down in response to attempts to contain the spread of the coronavirus. The MFAM Small-Cap Growth ETF advanced 11.37% based on market price and 11.36% based on its net asset value. Its benchmark, the Russell 2000 Growth Total Return Index returned 1.37% for the same period. The returns of the MFAM Small-Cap Growth ETF were driven by stock selection and it being overweight in the technology sector versus its benchmark index. Two of the largest detractors from performance were biotechnology companies, which fell out of favor during the period.

Looking Forward

We hope that reminding you of who we are at our core, by spelling out what we believe and how those beliefs manifest in our investment portfolios, brings you reassurance, especially in turbulent times. We constantly test our beliefs because we take dearly the responsibility of committing your capital. Now more than ever, our team remains committed to the what, how, and why of our investment approach, as we believe our approach gives us the best chance of achieving our objective of long-term capital appreciation.

We thank you for your continued trust.

Onward,

Bryan Hinmon
Chief Investment Officer, MFAM

2

Motley Fool ETFs

Letter to Shareholders (concluded)

February 29, 2020 (Unaudited)

Past performance does not guarantee future results.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

The value of the Funds’ investments may decrease, which will cause the value of the Funds’ shares to decrease. As a result, you may lose money on your investment in the Funds, and there can be no assurance that the Funds will achieve its investment objective. Investing involves risk. Principal loss is possible. The Funds are non-diversified, which means the NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Funds. The MFAM Small-Cap Growth ETF is actively managed. The Motley Fool 100 Index ETF is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Motley Fool 100 Index is comprised of the 100 largest U.S. companies that are either active recommendations of The Motley Fool LLC’s newsletter or are among the 150 highest rated U.S. companies in The Motley Fool LLC’s analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Index. Changes in The Motley Fool LLC’s recommendations or rankings methodologies may have an adverse effect on the Funds. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Index methodology. The MFAM Small-Cap Growth ETF is recently organized, with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size. This Fund invests primarily in particular market capitalizations, including small-cap stocks, thus its performance will be especially sensitive to market conditions that particularly affect smaller capitalization companies. The stocks of quality growth companies can continue to be undervalued by the market for long periods of time. As a consequence of its investing style the Fund may underperform the market and its peers over short timeframes.

As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Funds’ NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. Shares are not individually redeeming from the Funds and brokerage commissions will reduce returns.

Funds holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the schedule of investments in this report for a full list of Funds holdings.

Diversification does not assure a profit nor protect against loss in a declining market.

The S&P 500 Index is a stock market index that measures the stock performance of 500 large companies listed on stock exchanges in the United States. The index is market capitalization weighted.

The Russell 2000 Growth Total Return® Index measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. It is not possible to invest directly in an index.

The Motley Fool 100 Index was established by The Motley Fool in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters.

The Motley Fool 100 Index ETF and MFAM Small-Cap Growth ETF are distributed by Quasar Distributors, LLC.

3

Motley Fool 100 Index ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2020
	SIX MONTHS†	One Year	Since Inception	Inception Date
Motley Fool 100 Index ETF	7.94%	16.79%	10.01%	1/29/2018
Motley Fool 100 Index*	8.21%	17.40%	10.55%(1)	—
S&P 500® Total Return Index**	1.92%	8.19%	3.75%(1)	—
Fund Expense Ratio(2)	0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the December 31, 2019 Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool 100 Index (“Fool 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company included in the Fool 100 Index is incorporated and listed in the U.S. The Fool 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Fool 100 Index, including its value, is available on the websites of the Fund at www.mfamfunds.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

The following tables show the top ten holdings and sector allocations, in which the Motley Fool 100 Index ETF was invested in as of February 29, 2020. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Microsoft Corp.	10.7%
Apple, Inc.	10.2
Alphabet, Inc., Class C	8.1
Amazon.com, Inc.	7.9
Facebook, Inc., Class A	4.8
Berkshire Hathaway, Inc., Class B	4.4
Visa, Inc., Class A	3.4
Mastercard, Inc., Class A	2.5
UnitedHealth Group, Inc.	2.1
Home Depot, Inc. (The)	2.1
56.2%

4

Motley Fool 100 Index ETF

Portfolio Characteristics (Continued)

(Unaudited)

The Motley Fool 100 Index ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	37.3%
Communication Services	18.4
Consumer Discretionary	15.5
Health Care	10.5
Financials	7.5
Industrials	4.8
Real Estate	1.9
Consumer Staples	1.5
Materials	1.0
Utilities	1.0
Energy	0.4
Finance and Insurance	0.1
99.9%

5

MFAM Small-Cap Growth ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2020
	SIX MONTHS†	One Year	Since Inception	Inception Date
MFAM Small-Cap Growth ETF	11.36%	9.77%	21.66%	10/29/2018
Russell 2000 Growth Total Return® Index*	1.37%	-0.72%	6.71%(1)	—
Fund Expense Ratio(2)	0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the December 31, 2019 Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Russell 2000 Growth Index Total Return® measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations.

The following tables show the top ten holdings and sector allocations, in which the MFAM Small-Cap Growth ETF was invested in as of February 29, 2020. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Teladoc, Inc.	6.9%
Everbridge, Inc.	6.6
Paylocity Holding Corp.	5.8
PTC Therapeutics, Inc.	4.4
Trex Co, Inc.	4.4
Cardlytics, Inc.	4.1
Penumbra, Inc.	3.8
Watsco, Inc.	3.7
HealthEquity, Inc.	3.7
iRhythm Technologies, Inc.	3.6
47.0%

6

MFAM Small-Cap Growth ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The MFAM Small-Cap Growth ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments. We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Health Care	34.8%
Information Technology	25.2
Industrials	17.6
Real Estate	10.1
Communication Services	4.1
Financials	2.4
Consumer Discretionary	2.3
96.5%

7

Motley Fool ETFs

Fund Expense Examples

February 29, 2020 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain,etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

8

Motley Fool ETFs

Fund Expense Examples (Concluded)

February 29, 2020 (Unaudited)

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Returns for the Funds
Motley Fool 100 Index ETF
Actual	$ 1,000.00	$ 1,079.40	$ 2.59	0.50%	7.94%
Hypothetical (5% return before expenses)	1,000.00	1,022.38	2.51	0.50	N/A
MFAM Small-Cap Growth ETF
Actual	$ 1,000.00	$ 1,113.60	$ 4.47	0.85%	11.36%
Hypothetical (5% return before expenses)	1,000.00	1,020.64	4.27	0.85	N/A

*

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2019 through February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. Each Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund.

9

Motley Fool 100 Index ETF

Schedule of Investments

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 99.8%
Aerospace & Defense — 0.3%
TransDigm Group, Inc. (United States)	1,048	$584,585
Air Freight & Logistics — 0.3%
FedEx Corp. (United States)	4,887	689,898
Airlines — 0.5%
Delta Air Lines, Inc. (United States)	12,168	561,310
Southwest Airlines Co. (United States)	10,049	464,163
		1,025,473
Automobiles — 1.3%
Ford Motor Co. (United States) (a)	75,247	523,719
Tesla, Inc. (United States) (a)*	3,374	2,253,798
		2,777,517
Beverages — 0.3%
Monster Beverage Corp. (United States)*	10,022	625,473
Biotechnology — 3.0%
Amgen, Inc. (United States)	11,255	2,247,961
Biogen, Inc. (United States)*	3,443	1,061,787
Gilead Sciences, Inc. (United States)	24,399	1,692,315
Seattle Genetics, Inc. (United States)*	3,159	359,684
Vertex Pharmaceuticals, Inc. (United States)*	4,811	1,077,808
		6,439,555
Capital Markets — 2.0%
Charles Schwab Corp. (The) (United States) (a)	24,687	1,005,995
CME Group, Inc. (United States)	6,704	1,332,890
Intercontinental Exchange, Inc. (United States)	10,278	917,003
Moody’s Corp. (United States)	3,508	842,025
Nasdaq, Inc. (United States)	2,987	306,317
		4,404,230
Chemicals — 0.9%
Ecolab, Inc. (United States)	5,356	966,490
Sherwin-Williams Co. (The) (United States)	1,709	883,126
		1,849,616

The accompanying notes are an integral part of these financial statements.

10

Motley Fool 100 Index ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Commercial Services & Supplies — 0.8%
Cintas Corp. (United States)	1,924	$513,207
Copart, Inc. (United States)*	4,287	362,166
Waste Management, Inc. (United States)	7,843	869,083
		1,744,456
Consumer Finance — 0.8%
American Express Co. (United States)	15,257	1,677,202
Diversified Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B (United States)*	45,412	9,370,312
Electric Utilities — 1.1%
NextEra Energy, Inc. (United States)	8,982	2,270,290
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. (United States) (a)	14,430	344,300
Entertainment — 4.0%
Activision Blizzard, Inc. (United States)	14,187	824,690
Electronic Arts, Inc. (United States)*	5,459	553,379
Netflix, Inc. (United States) (a)*	8,436	3,113,137
Roku, Inc. (United States) (a)*	2,273	258,372
Walt Disney Co. (The) (United States)	33,641	3,957,864
		8,707,442
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc. (United States)	2,064	313,480
American Tower Corp. (United States)	8,112	1,839,802
Crown Castle International Corp. (United States) (a)	7,714	1,105,339
Equinix, Inc. (United States)	1,549	887,267
		4,145,888
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. (United States)	8,225	2,312,377
Food Products — 0.2%
McCormick & Co., Inc. (United States)	2,501	365,621
Health Care Equipment & Supplies — 1.6%
Align Technology, Inc. (United States)*	1,481	323,376
Becton Dickinson and Co. (United States)	5,080	1,208,126

The accompanying notes are an integral part of these financial statements.

11

Motley Fool 100 Index ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
IDEXX Laboratories, Inc. (United States)*	1,603	$407,980
Intuitive Surgical, Inc. (United States)*	2,162	1,154,421
ResMed, Inc. (United States)	2,680	426,013
		3,519,916
Health Care Providers & Services — 3.4%
CVS Health Corp. (United States)	24,289	1,437,423
HCA Healthcare, Inc. (United States)	6,349	806,387
McKesson Corp. (United States) (a)	3,344	467,692
UnitedHealth Group, Inc. (United States)	17,743	4,523,755
		7,235,257
Health Care Technology — 0.4%
Cerner Corp. (United States)	5,859	405,853
Veeva Systems, Inc., Class A (United States)*	2,800	397,516
		803,369
Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill, Inc. (United States)*	502	388,337
Marriott International, Inc., Class A (United States)	6,095	755,780
Starbucks Corp. (United States)	22,116	1,734,558
		2,878,675
Industrial Conglomerates — 1.1%
3M Co. (United States)	10,909	1,628,059
Roper Technologies, Inc. (United States)	1,944	683,705
		2,311,764
Insurance — 0.3%
Aflac, Inc. (United States)	13,585	582,117
Interactive Media & Services — 13.3%
Alphabet, Inc., Class C (United States)*	12,983	17,388,522
Facebook, Inc., Class A (United States)*	53,471	10,291,563
Match Group, Inc. (United States) (a)*	5,097	331,305
Twitter, Inc. (United States)*	14,629	485,683
		28,497,073
Internet & Direct Marketing Retail — 8.7%
Amazon.com, Inc. (United States)*	8,976	16,908,540

The accompanying notes are an integral part of these financial statements.

12

Motley Fool 100 Index ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Booking Holdings, Inc. (United States)*	768	$1,302,267
eBay, Inc. (United States) (a)	15,215	527,047
		18,737,854
IT Services — 7.6%
Cognizant Technology Solutions Corp., Class A (United States)	10,393	633,246
Mastercard, Inc., Class A (United States)	18,765	5,446,541
PayPal Holdings, Inc. (United States)*	22,006	2,376,428
Square, Inc., Class A (United States)*	8,147	678,890
Visa, Inc., Class A (United States) (a)	40,032	7,276,216
		16,411,321
Life Sciences Tools & Services — 0.3%
Illumina, Inc. (United States)*	2,774	736,969
Machinery — 0.2%
Cummins, Inc. (United States)	2,862	432,992
Media — 0.4%
Discovery, Inc., Class A (United States) (a)*	12,547	322,458
Sirius XM Holdings, Inc. (United States) (a)	81,847	518,910
		841,368
Metals & Mining — 0.1%
Nucor Corp. (United States)	5,620	232,387
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan, Inc. (United States)	42,319	811,255
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co. (United States)	43,364	2,561,078
Zoetis, Inc. (United States)	8,902	1,186,013
		3,747,091
Professional Services — 0.2%
CoStar Group, Inc. (United States) (a)*	677	451,958
Road & Rail — 1.5%
Uber Technologies, Inc. (United States)*	32,453	1,099,183
Union Pacific Corp. (United States)	12,847	2,053,079
		3,152,262

The accompanying notes are an integral part of these financial statements.

13

Motley Fool 100 Index ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 2.7%
Broadcom, Inc. (United States)	7,534	$2,053,919
NVIDIA Corp. (United States) (a)	11,589	3,129,841
Skyworks Solutions, Inc. (United States)	3,155	316,068
Xilinx, Inc. (United States)	4,742	395,910
		5,895,738
Software — 16.5%
Adobe Systems, Inc. (United States)*	8,994	3,104,009
ANSYS, Inc. (United States)*	1,549	375,152
Fortinet, Inc. (United States)*	3,120	318,427
Intuit, Inc. (United States)	4,917	1,307,185
Microsoft Corp. (United States)	142,439	23,076,542
Palo Alto Networks, Inc. (United States)*	1,792	330,839
Salesforce.com, Inc. (United States)*	16,661	2,839,034
ServiceNow, Inc. (United States)*	3,502	1,141,967
Splunk, Inc. (United States)*	2,899	427,110
Synopsys, Inc. (United States)*	2,814	388,135
VMware, Inc., Class A (United States) (a)*	7,669	924,268
Workday, Inc., Class A (United States)*	4,330	750,173
Zoom Video Communications, Inc. (United States) (a)*	5,096	535,080
		35,517,921
Specialty Retail — 2.9%
AutoZone, Inc. (United States)*	442	456,369
Home Depot, Inc. (The) (United States)	20,430	4,450,471
TJX Cos, Inc. (The) (United States)	22,142	1,324,092
		6,230,932
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc. (United States)	80,366	21,968,850
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B (United States)	28,712	2,566,279
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. (United States)*	15,665	1,412,356
Total Common Stocks (Cost $184,275,332)		214,309,939

The accompanying notes are an integral part of these financial statements.

14

Motley Fool 100 Index ETF

Schedule of Investments (concluded)

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Rights — 0.1%
Altaba, Inc. - Escrow Shares (United States)* (b)	8,565	$152,114
Total Rights (Cost $158,961)

Investments Purchased with Proceeds from Securities Lending Collateral — 9.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%	19,544,811	19,544,811
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $19,544,811)		19,544,811

Short-Term Investments — 0.1%
First American Treasury Obligations Fund Class X, 1.49% (United States) (c)	188,677	188,677
Total Short-Term Investments (Cost $188,677)		188,677

Total Investments (Cost $204,167,781) — 109.1%		234,195,541
Liabilities in Excess of Other Assets — (9.1)%		(19,518,114)
NET ASSETS — 100.0%
(Applicable to 8,900,000 shares outstanding)		$214,677,427

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $18,959,098.

(b)

Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $152,114 or 0.1% of net assets.

(c)	Seven-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

15

MFAM Small-Cap Growth ETF

Schedule of Investments

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 96.5%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc. (United States) (a)*	32,710	$2,530,773
Auto Components — 2.3%
Fox Factory Holding Corp. (United States)*	27,491	1,742,929
Biotechnology — 9.2%
ADMA Biologics, Inc. (United States)*	628,952	1,833,395
Akcea Therapeutics, Inc. (United States) (a)*	61,523	1,044,661
Editas Medicine, Inc. (United States) (a)*	34,513	765,498
PTC Therapeutics, Inc. (United States)*	61,671	3,382,038
		7,025,592
Building Products — 4.4%
Trex Co, Inc. (United States)*	34,994	3,347,176
Electronic Equipment, Instruments & Components — 3.4%
NLight, Inc. (United States) (a)*	155,057	2,559,991
Equity Real Estate Investment Trusts (REITs) — 2.3%
STAG Industrial, Inc. (United States)	63,232	1,769,231
Health Care Equipment & Supplies — 15.0%
Antares Pharma, Inc. (United States)*	580,566	1,799,755
Globus Medical, Inc., Class A (United States)*	36,301	1,641,894
Heska Corp. (United States)*	24,111	2,301,877
iRhythm Technologies, Inc. (United States)*	31,693	2,756,340
Penumbra, Inc. (United States)*	17,493	2,901,389
		11,401,255
Health Care Providers & Services — 3.7%
HealthEquity, Inc. (United States) (a)*	39,306	2,790,333
Health Care Technology — 6.9%
Teladoc, Inc. (United States) (a)*	42,245	5,278,935
Insurance — 2.4%
Goosehead Insurance, Inc., Class A (United States) (a)	34,142	1,851,862
Machinery — 3.9%
John Bean Technologies Corp. (United States)	17,136	1,659,793
Proto Labs, Inc. (United States)*	15,040	1,318,106
		2,977,899

The accompanying notes are an integral part of these financial statements.

16

MFAM Small-Cap Growth ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Media — 4.1%
Cardlytics, Inc. (United States)*	39,340	$3,123,203
Real Estate Management & Development — 7.8%
Howard Hughes Corp., (The) (United States)*	9,562	1,031,548
Jones Lang LaSalle, Inc. (United States) (a)	17,969	2,655,279
Newmark Group, Inc., Class A (United States)	236,843	2,261,851
		5,948,678
Road & Rail — 2.3%
Landstar System, Inc. (United States)	17,255	1,742,237
Software — 21.8%
Alarm.com Holdings, Inc. (United States)*	46,424	2,239,958
Everbridge, Inc. (United States)* (a)	47,606	5,030,050
Paylocity Holding Corp. (United States)*	34,409	4,456,654
Q2 Holdings, Inc. (United States)*	34,034	2,565,143
Smartsheet, Inc., Class A (United States)* (a)	50,624	2,343,891
		16,635,696
Trading Companies & Distributors — 3.7%
Watsco, Inc. (United States)	18,088	2,839,454
Total Common Stocks (Cost $62,522,754)		73,565,244

Investments Purchased with Proceeds from Securities Lending Collateral — 30.9%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%	23,601,017	23,601,017
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $23,601,017)		23,601,017

The accompanying notes are an integral part of these financial statements.

17

MFAM Small-Cap Growth ETF

Schedule of Investments (concluded)

February 29, 2020 (Unaudited)

	Number of Shares	Value (Note 2)

Short-Term Investments — 3.7%
First American Treasury Obligations Fund Class X, 1.49% (United States) (b)	2,790,892	$2,790,892
Total Short-Term Investments (Cost $2,790,892)		2,790,892

Total Investments (Cost $88,914,663) — 131.1%		99,957,153
Liabilities in Excess of Other Assets — (31.1)%		(23,684,739)
NET ASSETS — 100.0%
(Applicable to 2,975,000 shares outstanding)		$76,272,414

*	Non-income producing security.

(a)	All or a portion of the security is on loan. At February 29, 2020, the market value of securites on loan was $22,764,383.

(b)	Seven-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

18

Motley Fool ETFs

Statements of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)

	Motley Fool 100 Index ETF	MFAM Small-Cap Growth ETF
ASSETS
Investments in securities at value (cost $184,434,293 and $62,522,754, respectively)^	$214,462,053	$73,565,244
Investments purchased with proceeds from securities lending collateral, at value (cost $19,544,811 and $23,601,017, respectively)	19,544,811	23,601,017
Short-term investments, at value (cost $188,677 and $2,790,892, respectively)	188,677	2,790,892
Receivables for:
Investments sold	4,732,545	1,235,524
Dividends	212,673	17,626
Total assets	239,140,759	101,210,303

LIABILITIES
Payables for:
Securities lending collateral (see Note 7)	19,544,811	23,601,017
Capital shares redeemed	4,824,200	1,281,880
Advisory fees	94,321	54,992
Total liabilities	24,463,332	24,937,889
Net assets	$214,677,427	$76,272,414

NET ASSETS CONSIST OF:
Par value	$8,900	$2,975
Paid-in capital	182,272,073	63,415,048
Total distributable earnings/(losses)	32,396,454	12,854,391
Net assets	$214,677,427	$76,272,414

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	8,900,000	2,975,000
Net asset value, price per share	24.12	25.64
^ Includes market value of securities on loan	$18,959,098	$22,764,383

The accompanying notes are an integral part of these financial statements.

19

Motley Fool ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

	Motley Fool 100 Index ETF	MFAM Small-Cap Growth ETF
INVESTMENT INCOME
Dividends	$953,665	$204,255
Securities lending income	44,983	40,953
Total investment income	998,648	245,208

EXPENSES
Advisory fees (Note 3)	507,563	312,466
Total expenses	507,563	312,466
Net investment income/(loss)	491,085	(67,258)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(50,012)	582,591
Net realized gain/(loss) from redemption in-kind	3,704,664	1,333,599
Net change in unrealized appreciation/(depreciation) on investments	8,919,839	5,606,193
Net realized and unrealized gain/(loss) on investments	12,574,491	7,522,383
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,065,576	$7,455,125

The accompanying notes are an integral part of these financial statements.

20

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE SIX-MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$491,085	$1,123,896
Net realized gain/(loss) from investments	3,654,652	(367,935)
Net change in unrealized appreciation/(depreciation) on investments	8,919,839	5,164,818
Net increase/(decrease) in net assets resulting from operations	13,065,576	5,920,779

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,030,211)	(793,681)
Net decrease in net assets from dividends and distributions to shareholders	(1,030,211)	(793,681)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,716,222	45,942,865
Shares redeemed	(12,944,895)	(6,078,625)
Net increase/(decrease) in net assets from capital share transactions	16,771,327	39,864,240
Total increase/(decrease) in net assets	28,806,692	44,991,338

NET ASSETS:
Beginning of period	185,870,735	140,879,397
End of period	$214,677,427	$185,870,735

SHARES TRANSACTIONS:
Shares sold	1,150,000	2,200,000
Shares redeemed	(525,000)	(300,000)
Net increase/(decrease) in shares outstanding	625,000	1,900,000

The accompanying notes are an integral part of these financial statements.

21

MFAM Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE SIX-MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	FOR THE Period ENDED AUGUST 31, 2019*
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(67,258)	$(5,296)
Net realized gain/(loss) from investments	1,916,190	1,419,174
Net change in unrealized appreciation/(depreciation) on investments	5,606,193	5,436,297
Net increase/(decrease) in net assets resulting from operations	7,455,125	6,850,175

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(979,168)	—
Net decrease in net assets from dividends and distributions to shareholders	(979,168)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,852,200	68,046,763
Shares redeemed	(7,209,073)	(3,743,608)
Net increase/(decrease) in net assets from capital share transactions	(1,356,873)	64,303,155
Total increase/(decrease) in net assets	5,119,084	71,153,330

NET ASSETS:
Beginning of period	71,153,330	—
End of period	$76,272,414	$71,153,330

SHARES TRANSACTIONS:
Shares sold	225,000	3,225,000
Shares redeemed	(300,000)	(175,000)
Net increase/(decrease) in shares outstanding	(75,000)	3,050,000

*	Inception date of the Fund was October 29, 2018.

The accompanying notes are an integral part of these financial statements.

22

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX-MONTHS ENDED FEBRUARY 29, 2020		YEAR ENDED AUGUST 31,	For the Period Ended august 31,
	(UNAUDITED)		2019	2018(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$22.46		$22.10	$20.00
Net investment income/(loss)(2)	0.06		0.15	0.08
Net realized and unrealized gain/(loss) from investments	1.73		0.32	2.02
Net increase/(decrease) in net assets resulting from operations	1.79		0.47	2.10
Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.11)	—
Total dividends and distributions to shareholders	(0.13)		(0.11)	—
Net asset value, end of period	$24.12		$22.46	$22.10
Market value, end of period	$24.09		$22.42	$22.13
Total investment return/(loss) on net asset value(3)	7.94	%(5)	2.27%	10.49	%(5)
Total investment return/(loss) on market price(4)	7.99	%(5)	1.93%	10.65	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$214,677		$185,871	$140,879
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.48	%(6)	0.69%	0.68	%(6)
Portfolio turnover rate	13	%(5)	26%	10	%(5)

(1)	Inception date of the Fund was January 29, 2018.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

23

MFAM Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	SIX-MONTHS ENDED FEBRUARY 29, 2020		FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2019(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$23.33		$20.00
Net investment income/(loss)(2)	(0.02)		—	(3)
Net realized and unrealized gain/(loss) from investments	2.67		3.33
Net increase/(decrease) in net assets resulting from operations	2.65		3.33
Dividends and distributions to shareholders from:
Net realized capital gains	(0.34)		—
Total dividends and distributions to shareholders	(0.34)		—
Net asset value, end of period	$25.64		$23.33
Market value, end of period	$25.65		$23.34
Total investment return/(loss) on net asset value(4)	11.36	%(6)	16.65	%(6)
Total investment return/(loss) on market price(5)	11.37	%(6)	16.69	%(6)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$76,272		$71,153
Ratio of expenses to average net assets	0.85	%(7)	0.85	%(7)
Ratio of net investment income/(loss) to average net assets	(0.18	)%(7)	(0.01	)%(7)
Portfolio turnover rate	11	%(6)	21	%(6)

(1)	Inception date of the Fund was October 29, 2018.

(2)	Per share data calculated using average shares outstanding method.

(3)	Amount rounds to less than 0.01 per share.

(4)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(6)	Not annualized.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

24

Motley Fool ETFs

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Motley Fool 100 Index ETF (the “Fool 100 Fund”) and the MFAM Small-Cap Growth ETF (“Small-Cap Growth Fund”) (each a “Fund” and together the “Funds”). The Fool 100 Fund and Small-Cap Growth Fund commenced investment operations on January 29, 2018 and October 29, 2018, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fool 100 Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index”). The Fool 100 Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of the Adviser, in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company include in the Fool 100 Index is incorporated and listed in the U.S. The investment objective of the Small-Cap Growth Fund is to achieve long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 29, 2020, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

25

Motley Fool ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

FOOL 100 FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$214,309,939	$214,309,939	$—	$—	$—
Rights	152,114	—	—	152,114	—
Investments Purchased with Proceeds From Securities Lending Collateral	19,544,811	—	—	—	19,544,811
Short-Term Investments	188,677	188,677	—	—	—
Total Investments*	$234,195,541	$214,498,616	$—	$152,114	$19,544,811

SMALL-CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$73,565,244	$73,565,244	$—	$—	$—
Investments Purchased with Proceeds From Securities Lending Collateral	23,601,017	—	—	—	23,601,017
Short-Term Investments	2,790,892	2,790,892	—	—	—
Total Investments*	$99,957,153	$76,356,136	$—	$—	$23,601,017

*	Please refer to the Schedule of Investments for further details.

^

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

26

Motley Fool ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations

27

Motley Fool ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by Motley Fool Asset Management, LLC (the “Adviser”). Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF

28

Motley Fool ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.50% for the Fool 100 Fund and 0.85% for the Small-Cap Growth Fund; based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of independent directors and their independent counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Fool 100 Fund	$507,563
Small-Cap Growth Fund	312,466

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Adviser. Neither the Funds nor the Company compensate this individual or Vigilant Compliance, LLC for the services provided to Motley Fool Asset Management. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Fool 100 Fund	$26,980,971	$25,590,484
Small-Cap Growth Fund	7,778,043	8,784,697

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

29

Motley Fool ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Fool 100 Fund	$28,640,763	$12,693,999
Small-Cap Growth Fund	5,623,854	5,046,767

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Fool 100 Fund	$181,090,529	$25,678,612	$(5,188,767)	$20,489,845
Small-Cap Growth Fund	80,736,339	10,131,888	(4,727,295)	5,404,593

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2019, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/LOSS	PAID-IN CAPITAL
Fool 100 Fund	$(761,873)	$761,873
Small-Cap Growth Fund	(471,741)	471,741

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYOVER	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Fool 100 Fund	$741,541	$—	$(870,297)	$—	$—	$20,489,845	$20,361,089
Small-Cap Growth Fund	966,352	12,785	—	(5,296)	—	5,404,593	6,378,434

30

Motley Fool ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal period ended August 31, 2019 was as follows:

FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Fool 100 Fund	$793,681	$—	$793,681
Small-Cap Growth Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. The Small-Cap Growth Fund deferred qualified late-year losses of $5,296 which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2019, the Fool 100 Fund had unexpiring short-term losses of $870,297.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

31

Motley Fool ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2020 (UNAUDITED)

7. SECURITIES LENDING

The Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Fool 100 Fund	$18,959,098	$19,544,811	$44,983
Small-Cap Growth Fund	22,764,383	23,601,017	40,953

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds’ under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Fool 100 Fund	$18,959,098	$—	$18,959,098	$(18,959,098)	$—	$—
Small-Cap Growth Fund	22,764,383	—	22,764,383	(22,764,383)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

32

Motley Fool ETFs

Notes to Financial Statements (concluded)

FEBRUARY 29, 2020 (UNAUDITED)

8. New accounting pronouncements and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

9. Subsequent Events

ACQUISITION OF FUNDS’ DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Funds has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Funds’ service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Funds by their service providers.

33

Motley Fool ETFs

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.mfamfunds.com.

34

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Principal Underwriter

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

35

(This Page Intentionally Left Blank.)

Stay informed about your investment!

Shareholders like you are very important to us, we’d love to hear your feedback and answer questions! If you have a question or comment please send it to fundservice@mfamfunds.com.

ORINDA FUNDS

SEMI-Annual Report

February 29, 2020

(UNAUDITED)

Orinda Income Opportunities Fund

of

the RBB Fund, Inc.

Class I Shares – OIOIX

Class A Shares – OIOAX

Class D Shares – OIODX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-855-467-4632.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-855-467-4632 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Performance Data	1
Fund Expense Examples	4
Allocation of Portfolio Assets	5
Schedule of Investments	6
Schedule of Securities Sold Short	11
Financial Statements	12
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	17
Financial Highlights	19
Notes to Financial Statements	22
Notice to Shareholders	33

Orinda Income Opportunities Fund Performance Data FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods ended FEBRUARY 29, 2020
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class I Shares (No Load)	-0.98%	3.46%	3.00%	3.29%	3.90%
Bloomberg Barclays U.S. Aggregate Bond Index	3.39%	11.68%	5.01%	3.57%	3.81%

(1)	Not annualized.

(2)	Inception date of Class I Shares of the Fund was June 28, 2013.

Until February 28, 2021, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class I Shares of average daily net assets of 1.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after February 28, 2021. The Fund’s expense ratio for the Class I Shares, as stated in the current prospectus, is 1.91%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directly in an index.

1

Orinda Income Opportunities Fund Performance Data (Continued) FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods ended FEBRUARY 29, 2020
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class A Shares (No Load)	-1.06%	3.24%	2.72%	2.99%	3.59%
Class A Shares (Load)	-6.02%	-1.94%	0.98%	1.94%	2.80%
Bloomberg Barclays U.S. Aggregate Bond Index	3.39%	11.68%	5.01%	3.57%	3.81%

(1)	Not annualized.

(2)	Inception date of Class A Shares of the Fund was June 28, 2013.

Until February 28, 2021, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class A Shares of average daily net assets of 1.70% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after February 28, 2021. The Fund’s expense ratio for the Class A Shares, as stated in the current prospectus, is 2.16%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directly in an index.

2

Orinda Income Opportunities Fund Performance Data (CONCLUDED) FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the Periods ended FEBRUARY 29, 2020
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class D Shares (No Load)	-1.46%	2.48%	1.99%	2.30%	3.01%
Bloomberg Barclays U.S. Aggregate Bond Index	3.39%	11.68%	5.01%	3.57%	3.87%

(1)	Not annualized.

(2)	Inception date of Class D Shares of the Fund was September 27, 2013.

Until February 28, 2021, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class D Shares of average daily net assets of 2.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after February 28, 2021. The Fund’s expense ratio for the Class D Shares, as stated in the current prospectus, is 2.92%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-467-4632.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directly in an index.

3

Orinda Income Opportunities Fund Fund Expense Examples FEBRUARY 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 to February 29, 2020.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value SEPTEMBER 1, 2019	Ending Account VALUE FEBRUARY 29, 2020	Expenses Paid During Period*	ANNUALIZED EXPENSE RATIO	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND
Actual
Class I Shares	$ 1,000.00	$ 990.20	$ 7.08	1.43%	-0.98%
Class A Shares	1,000.00	989.40	8.31	1.68	-1.06
Class D Shares	1,000.00	973.27	10.13	2.44	-1.46

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,017.75	$ 7.17	1.43%	N/A
Class A Shares	1,000.00	1,016.51	8.42	1.68	N/A
Class D Shares	1,000.00	1,012.73	12.21	2.44	N/A

*

Expenses are equal to the Fund’s Class I Shares, Class A Shares and Class D Shares annualized six-month expense ratios for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for the Fund’s respective share classes.

4

Orinda Income Opportunities Fund Allocation of Portfolio Assets FEBRUARY 29, 2020 (Unaudited)

Percentages represent market value as a percentage of net assets.

5

Orinda Income Opportunities Fund Schedule of Investments FEBRUARY 29, 2020 (Unaudited)

COMMON STOCKS - 0.5%	number of Shares	Value
Real Estate - 0.5%
American Finance Trust, Inc.	117,000	$1,216,800

TOTAL COMMON STOCKS
(Cost $1,508,699)		1,216,800

REITS - 67.4%
Financials - 33.4%
American Homes 4 Rent - Series E, 6.35%	16,181	418,765
AG Mortgage Investment Trust, Inc. - Series C, 8.00% (3 Month LIBOR USD + 6.48%) (a)	30,000	757,800
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(b)	203,526	5,139,032
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (a)	65,000	1,631,500
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)(b)	207,481	5,160,052
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (a)	90,970	2,170,544
Annaly Capital Management, Inc. - Series I, 6.75% (3 Month LIBOR USD + 4.99%) (a)	175,800	4,403,790
Arbor Realty Trust, Inc. (b)	443,012	5,378,166
Blackstone Mortgage Trust, Inc. (b)	40,000	1,442,400
Chimera Investment Corp. - Series A, 8.00% (b)	106,725	2,672,394
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(b)	121,888	3,100,831
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (a)	85,468	2,222,168
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(b)	121,447	3,096,899
Ellington Financial, Inc., 6.75% (3 Month LIBOR USD + 5.20%) (a)	31,215	762,582
Exantas Capital Corp.	266,047	3,048,899
Exantas Capital Corp., 8.63% (3 Month LIBOR USD + 5.93%) (a)	60,000	1,494,600
Granite Point Mortgage Trust, Inc. (b)	159,570	2,620,139
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)	179,539	4,562,086
KKR Real Estate Finance Trust, Inc.	33,033	648,768
New Residential Investment Corp. - Series A, 7.50% (3 Month LIBOR USD + 5.80%) (a)	139,113	3,500,083
New Residential Investment Corp. - Series B, 7.13% (3 Month LIBOR USD + 5.64%) (a)	131,593	3,280,613
New Residential Investment Corp. - Series C, 6.38% (3 Month LIBOR USD + 4.97%) (a)	115,000	2,723,200
New York Mortgage Trust, Inc. - Series D, 8.00% (3 Month LIBOR USD + 5.70%) (a)	13,819	343,126
Nexpoint Real Estate Finance, Inc. (a)	85,000	1,585,250
Pebblebrook Hotel Trust	85,000	1,717,850
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(b)	88,379	2,238,640
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(b)	162,406	4,125,112
Ready Capital Corp., 6.20%	68,200	1,715,230
Ready Capital Corp.	144,996	2,102,442
RLJ Lodging Trust	50,000	660,500
STAG Industrial, Inc.	97,500	2,728,050
Starwood Property Trust, Inc.	20,000	443,600
TPG RE Finance Trust, Inc. (b)	140,000	2,690,800
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (a)(b)	57,466	1,561,926
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(b)	79,819	2,045,761
Two Harbors Investment Corp. - Series D, 7.75%	4,400	110,623
Two Harbors Investment Corp. - Series E, 7.50% (b)	93,366	2,338,818
		86,643,039

The accompanying notes are an integral part of these financial statements.

6

Orinda Income Opportunities Fund Schedule Of Investments (Continued) FEBRUARY 29, 2020 (Unaudited)

REITS - 67.4% (Continued)	number of Shares	Value
Real Estate - 34.0%
American Finance Trust, Inc. - Series A, 7.50%	85,000	$2,119,050
American Homes 4 Rent - Series D, 6.50%	179,399	4,648,228
American Homes 4 Rent - Series F, 5.88%	6,029	154,403
American Homes 4 Rent - Series G, 5.88%	40,307	1,027,425
American Homes 4 Rent - Series H, 6.25%	19,659	520,767
Armada Hoffler Properties, Inc. - Series A, 6.75%	9,524	261,815
Ashford Hospitality Trust, Inc. - Series D, 8.45% (b)	23,895	576,108
Ashford Hospitality Trust, Inc. - Series F, 7.38% (b)	64,584	1,273,596
Ashford Hospitality Trust, Inc. - Series H, 7.50%	148,243	2,964,860
Ashford Hospitality Trust, Inc. - Series I, 7.50% (b)	120,288	2,376,891
Bluerock Residential Growth REIT, Inc. (b)	159,221	1,654,306
Bluerock Residential Growth REIT, Inc. - Series C, 7.65%	6,174	158,054
Bluerock Residential Growth REIT, Inc. - Series D, 7.13%	53,500	1,391,000
Braemar Hotels & Resorts, Inc. - Series D, 8.25%	31,500	803,250
Brookfield Property REIT, Inc.	85,000	1,386,350
City Office REIT, Inc.	85,000	986,000
City Office REIT, Inc. - Series A, 6.63%	76,926	1,966,228
Colony Capital, Inc.	430,000	1,702,800
Colony Capital, Inc. - Series G, 7.50%	50,000	1,170,000
Colony Capital, Inc. - Series H, 7.13% (b)	177,828	3,929,999
Colony Capital, Inc. - Series I, 7.15% (b)	143,591	3,166,181
Colony Capital, Inc. - Series J, 7.13%	147,556	3,247,708
DiamondRock Hospitality Co.	35,000	319,200
Digital Realty Trust, Inc. - Series G, 5.88%	21,348	541,172
Digital Realty Trust, Inc. - Series K, 5.85%	50,000	1,330,000
Digital Realty Trust, Inc. - Series L, 5.20%	60,000	1,501,200
Global Net Lease, Inc. - Series A, 7.25% (b)	127,780	3,244,334
Global Net Lease, Inc. - Series B, 6.88%	75,000	1,880,475
Hersha Hospitality Trust - Series E, 6.50% (b)	55,892	1,358,176
Host Hotels & Resorts, Inc.	45,000	651,600
Independence Realty Trust, Inc.	68,750	911,625
Investors Real Estate Trust - Series C, 6.63% (b)	61,100	1,573,325
Iron Mountain, Inc.	41,600	1,265,056
iStar, Inc. - Series D, 8.00% (b)	75,922	1,899,568
iStar, Inc. - Series I, 7.50%	63,793	1,556,549
Monmouth Real Estate Investment Corp. - Series C, 6.13%	115,202	2,817,841
National Storage Affiliates Trust - Series A, 6.00%	98,622	2,643,070
Pebblebrook Hotel Trust - Series C, 6.50%	8,582	203,393
Pebblebrook Hotel Trust -Series E, 6.38%	48,380	1,174,183
PS Business Parks, Inc. - Series Z, 4.88%	31,125	765,364
Public Storage, 5.20%	3,900	98,475
QTS Realty Trust, Inc. - Series A, 7.13%	88,528	2,369,895
QTS Realty Trust, Inc. - Series B, 6.50%	9,949	1,291,281
Rexford Industrial Realty, Inc. - Series A, 5.88%	40,800	1,022,856
RLJ Lodging Trust - Series A, 1.95%	201,900	5,271,609
Sabra Health Care REIT, Inc.	200,000	3,910,000

The accompanying notes are an integral part of these financial statements.

7

Orinda Income Opportunities Fund Schedule Of Investments (Continued) FEBRUARY 29, 2020 (Unaudited)

REITS - 67.4% (Continued)	number of Shares	Value
Real Estate - 34.0% (Continued)
Seritage Growth Properties - Series A, 7.00%	56,000	$1,406,160
Summit Hotel Properties, Inc. - Series E, 6.25%	41,215	988,336
Sunstone Hotel Investors, Inc. - Series E, 6.95%	40,000	1,026,400
UMH Properties, Inc. - Series C, 6.75%	100,300	2,500,479
UMH Properties, Inc. - Series D, 6.38% (b)	50,000	1,173,000
VEREIT, Inc.	440,000	3,810,400
Vornado Realty Trust - Series L, 5.40%	17,874	446,850
		88,436,891
TOTAL REITS
(Cost $174,157,474)		175,079,930

PREFERRED STOCKS - 26.3%
Communication Services - 0.7%
AT&T, Inc. - Series C, 4.75% (b)	75,000	1,829,250

Consumer Discretionary - 0.3%
Ford Motor Co., 6.00%	29,683	730,202

Energy - 7.4%
Crestwood Equity Partners LP, 9.25%	367,299	3,059,601
DCP Midstream LP - Series B, 7.88% (3 Month LIBOR USD + 4.92%) (a)(b)	95,000	2,053,900
Energy Transfer Operating LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (a)(b)	149,605	3,402,018
Energy Transfer Operating LP - Series D, 7.63% (3 Month LIBOR USD + 4.74%) (a)(b)	175,000	4,093,250
Energy Transfer Operating LP - Series E, 7.60% (3 Month LIBOR USD + 5.16%) (a)	35,000	816,200
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD + 7.21%) (a)	61,000	1,492,060
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD + 6.77%) (a)	40,000	848,400
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD + 6.88%) (a)(b)	50,000	1,101,000
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD + 6.24%) (a)(b)	98,592	2,361,278
		19,227,707
Financials - 11.0%
Affiliated Managers Group, Inc., 5.88%	12,700	328,422
AG Mortgage Investment Trust, Inc. - Series A, 8.25%	11,000	276,320
AG Mortgage Investment Trust, Inc. - Series B, 8.00%	33,500	841,185
American Equity Investment Life Holding Co. - Series A, 5.95% (5 Year CMT Rate + 4.32%) (a)	40,000	992,400
Annaly Capital Management, Inc. - Series D, 7.50%	37,684	945,868
B. Riley Financial, Inc., 6.50%	32,295	776,372
Capital One Financial Corp. - Series I, 5.00%	39,600	976,536
Capstead Mortgage Corp. - Series E, 7.50%	48,111	1,206,143
Cowen, Inc., 7.35%	30,000	758,400
Dime Community Bancshares, Inc. - Series A, 5.50%	20,000	490,400
GMAC Capital Trust I - Series 2, 7.48% (3 Month LIBOR USD + 5.79%) (a)	214,000	5,457,000
Invesco Mortgage Capital, Inc. - Series A, 7.75% (b)	77,700	1,933,176
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(b)	151,690	3,898,433
Merchants Bancorp/IN, - Series B, 6.00% (3 Month LIBOR USD + 4.57%) (a)(b)	38,023	957,799
MFA Financial, Inc. - Series B, 7.50% (b)	74,129	1,849,519
MFA Financial, Inc. - Series C, 6.50% (3 Month LIBOR USD + 5.35%) (a)	30,000	726,600

The accompanying notes are an integral part of these financial statements.

8

Orinda Income Opportunities Fund Schedule Of Investments (Continued) FEBRUARY 29, 2020 (Unaudited)

PREFERRED STOCKS - 26.3% (Continued)	number of Shares	Value
Financials - 11.0% (Continued)
Oaktree Capital Group LLC - Series B, 6.55%	57,000	$1,494,540
Ready Capital Corp., 7.00%	49,941	1,279,988
Voya Financial, Inc. - Series B, 5.35% (5 Year CMT Rate + 3.21%) (a)(b)	41,616	1,084,097
Wells Fargo & Co., 4.75% (b)	95,000	2,326,550
		28,599,748
Industrials - 1.6%
ATLAS Corp., 7.88%	44,575	1,065,342
ATLAS Corp., 8.00%	30,000	742,500
Triton International Ltd., 8.00% (c)	3,500	85,330
Triton International Ltd., 7.38% (c)	59,257	1,434,019
Triton International Ltd., 6.88% (c)	30,000	728,700
		4,055,891
Real Estate - 5.1%
Ashford Hospitality Trust, Inc. - Series G, 7.38% (b)	76,185	1,455,895
Bluerock Residential Growth REIT, Inc. - Series A, 8.25%	67,905	1,731,578
Hersha Hospitality Trust - Series D, 6.50%	80,424	1,922,134
iStar, Inc. - Series G, 7.65%	53,525	1,344,548
Landmark Infrastructure Partners LP - Series B, 7.90%	51,400	1,249,020
Summit Hotel Properties, Inc. - Series D, 6.45%	17,619	436,070
UMH Properties, Inc. - Series B, 8.00% (b)	37,400	949,960
VEREIT, Inc. - Series F, 6.70% (b)	166,577	4,164,425
		13,253,630
Utilities - 0.2%
Sempra Energy, 5.75%	20,147	520,598

TOTAL PREFERRED STOCKS
(Cost $66,991,141)		68,217,026

CONVERTIBLE PREFERRED STOCKS - 0.9%
Real Estate - 0.9%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	100,597	2,419,358

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,501,117)		2,419,358

CORPORATE BONDS - 1.1%	PRINCIPAL AMOUNT
Industrials - 0.9%
General Electric Co. - Series D, 5.000% (3 Month LIBOR USD + 3.33%), 12/29/2049 (a)	$2,500,000	2,451,788

Real Estate - 0.2%
CBL & Associates Properties, Inc. 5.250%, 12/01/2023	1,000,000	507,362

TOTAL CORPORATE BONDS
(Cost $3,403,288)		2,959,150

The accompanying notes are an integral part of these financial statements.

9

Orinda Income Opportunities Fund Schedule Of Investments (Concluded) FEBRUARY 29, 2020 (Unaudited)

CLOSED-END MUTUAL FUNDS - 2.9%	NUMBER OF SHARES	Value
Brookfield Real Assets Income Fund, Inc.	100,000	$2,014,000
Nuveen Preferred Income Opportunities Fund (b)	464,631	4,339,653
Oaktree Specialty Lending Corp.	250,000	1,225,000

TOTAL CLOSED-END MUTUAL FUNDS
(Cost $7,630,015)		7,578,653

SHORT-TERM INVESTMENTS - 3.0%
First American Treasury Obligations Fund, 1.49% (d)	7,677,840	7,677,840

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,677,840)		7,677,840

TOTAL INVESTMENTS
(Cost $263,869,574) - 102.1%		265,148,757
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%		(5,368,583)

TOTAL NET ASSETS - 100.0%		$259,780,174

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at February 29, 2020.

(b)	All or a portion of the security has been segregated for open short positions.

(c)	U.S. traded security of a foreign issuer or corporation.

(d)	Seven-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

10

Orinda Income Opportunities Fund Schedule of Securities Sold Short FEBRUARY 29, 2020 (Unaudited)

COMMON STOCKS - (0.4%)	number of Shares	Value
Energy - (0.4%)
NuStar Energy LP	(5,000)	$(113,500)
Teekay LNG Partners LP	(75,000)	(942,750)
		(1,056,250)
TOTAL COMMON STOCKS
(Proceeds $980,102)		(1,056,250)

EXCHANGE TRADED FUNDS - (7.0%)
Energy Select Sector SPDR ETF	(142,500)	(6,450,975)
iShares Mortgage Real Estate ETF	(75,000)	(3,168,000)
Vanguard REIT ETF	(97,500)	(8,514,675)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $18,938,762)		(18,133,650)

REITS - (0.1%)
Real Estate - (0.1%)
Clipper Realty, Inc.	(25,901)	(291,904)

TOTAL REITS
(Proceeds $276,403)		(291,904)

TOTAL SECURITIES SOLD SHORT
(Proceeds $20,195,267) - (7.5%)		$(19,481,804)

The accompanying notes are an integral part of these financial statements.

11

Orinda Income Opportunities Fund Statement of Assets and Liabilities FEBRUARY 29, 2020 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $256,191,734)	$257,470,917
Short-term investments, at value (cost $7,677,840)	7,677,840
Receivables for:
Investments sold	20,221,658
Deposit at brokers	8,860,424
Dividends and interest	1,235,718
Capital shares sold	875,057
Return of capital	98,088
Prepaid expenses and other assets	33,575
Total assets	296,473,277

LIABILITIES
Securities sold short, at fair value (proceeds $20,195,267)	19,481,804
Payables for:
Loans payable	10,602,956
Investments purchased	4,010,371
Capital shares redeemed	2,211,238
Advisory fees	230,495
Distribution and service fees	75,269
Other accrued expenses and liabilities	80,970
Total liabilities	36,693,103
Net assets	259,780,174

NET ASSETS CONSIST OF:
Par value	$12,412
Paid-in capital	283,080,820
Total distributable earnings/(loss)	(23,313,058)
Net assets	$259,780,174

The accompanying notes are an integral part of these financial statements.

12

Orinda Income Opportunities Fund Statement of Assets And Liabilities (Concluded) FEBRUARY 29, 2020 (UNAUDITED)

CLASS I SHARES:
Net assets	$189,340,403
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	9,032,509
Net asset value and redemption price per share	$20.96

CLASS A SHARES:
Net assets	$57,846,360
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,768,513
Net asset value and redemption price per share	$20.89
Maximum offering price per share (net asset value divided by 95.00%)	$21.99

CLASS D SHARES:
Net assets	$12,593,411
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	610,755
Net asset value and redemption price per share	$20.62

The accompanying notes are an integral part of these financial statements.

13

Orinda Income Opportunities Fund Statement of Operations FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $6,894)	$11,587,520
Interest income	97,356
Total investment income	11,684,876

EXPENSES
Advisory fees (Note 2)	$1,459,380
Interest expense	201,212
Transfer agent fees (Note 2)	178,757
Distribution fees - Class A Shares	79,767
Distribution fees - Class D Shares	76,604
Administration and accounting fees (Note 2)	62,129
Printing and shareholder reporting fees	57,312
Registration and filing fees	30,163
Officer fees	23,868
Legal fees	15,928
Director fees	15,361
Custodian fees (Note 2)	14,396
Audit and tax service fees	13,360
Other expenses	10,189
Dividend expense on securities sold-short	4,625
Total expenses	2,243,051
Net investment income/(loss)	$9,441,825

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	$2,205,201
Purchased options	(93,080)
Foreign currency	2,600
Securities sold short	(822,661)
Net change in unrealized appreciation/(depreciation) on:
Investments	$(13,053,624)
Purchased options	(68,979)
Foreign currency	47
Securities sold short	664,788
Net realized and unrealized gain/(loss) from investments	(11,165,708)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,723,883)

The accompanying notes are an integral part of these financial statements.

14

Orinda Income Opportunities Fund Statements of Changes in Net Assets

	SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$9,441,825	$11,003,619
Net realized gain/(loss) from investments	1,292,060	(4,685,687)
Net change in unrealized appreciation/(depreciation) on investments	(12,457,768)	4,711,368
Net increase/(decrease) in net assets resulting from operations	(1,723,883)	11,029,300

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings
Class I Shares	(6,653,174)	(9,733,463)
Class A Shares	(1,937,984)	(2,571,480)
Class D Shares	(448,842)	(857,891)
Return of Capital
Class I Shares	—	(3,102,273)
Class A Shares	—	(859,712)
Class D Shares	—	(325,181)
Net decrease in net assets from dividends and distributions to shareholders	(9,040,000)	(17,450,000)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	28,313,000	85,831,269
Reinvestment of distributions	5,695,738	11,254,854
Shares redeemed	(43,057,490)	(78,486,579)
Total from Class I Shares	(9,048,752)	18,599,544

Class A Shares
Proceeds from shares sold	8,470,016	46,532,905
Reinvestment of distributions	1,570,024	2,657,581
Shares redeemed	(12,853,344)	(31,708,424)
Total from Class A Shares	(2,813,304)	17,482,062

Class D Shares
Proceeds from shares sold	246,276	3,124,304
Reinvestment of distributions	294,726	792,806
Shares redeemed	(5,392,462)	(5,784,042)
Total from Class D Shares	(4,851,460)	(1,866,932)
Net increase/(decrease) in net assets from capital share transactions	(16,713,516)	34,214,674
Total increase/(decrease) in net assets	(27,477,399)	27,793,974

NET ASSETS:
Beginning of period	287,257,573	259,463,599
End of period	$259,780,174	$287,257,573

The accompanying notes are an integral part of these financial statements.

15

Orinda Income Opportunities Fund Statements Of Changes in Net Assets (Concluded)

	SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	Year Ended August 31, 2019
SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,282,237	4,033,999
Dividends and distributions reinvested	259,890	537,883
Shares redeemed	(1,963,138)	(3,703,738)
Net increase/(decrease)	(421,011)	868,144

Class A Shares
Shares sold	385,666	2,227,152
Dividends and distributions reinvested	71,840	126,349
Shares redeemed	(581,149)	(1,499,752)
Net increase/(decrease)	(123,643)	853,749

Class D Shares
Shares sold	11,370	147,051
Dividends and distributions reinvested	13,654	38,364
Shares redeemed	(247,984)	(273,788)
Net increase/(decrease)	(222,960)	(88,373)

Net increase/(decrease) in shares outstanding	(767,614)	1,633,520

The accompanying notes are an integral part of these financial statements.

16

Orinda Income Opportunities Fund Statement of Cash Flows

	SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	Year Ended August 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets resulting from operations	$(1,723,883)	$11,029,300
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(226,925,719)	(400,868,204)
Purchases to cover securities sold short	(19,162,716)	(265,849,393)
Written options closed or exercised	—	(10,869)
Proceeds from sales of long-term investments	262,561,536	364,924,724
Proceeds from securities sold short	29,679,281	257,807,414
Premiums received on written options	—	310,276
Purchases of short-term investments, net	(7,502,389)	8,817,429
Return of capital and capital gain distributions received from underlying investments	1,714,783	8,820,251
Proceeds from litigation income	—	44,757
Amortization and accretion of premium and discount	(14,561)	(28,584)
Net realized gain/(loss) on investments	(2,205,201)	4,152,231
Net realized gain/(loss) on purchased options	93,080	474,841
Net realized gain/(loss) on short transactions	822,661	357,953
Net realized gain/(loss) on written options	—	(299,407)
Net realized gain/(loss) on foreign currency translation	(2,600)	30
Change in unrealized appreciation/(depreciation) on investments	13,053,624	(4,015,493)
Change in unrealized appreciation/(depreciation) on purchased options	68,979	(68,979)
Change in unrealized appreciation/(depreciation) on foreign currency	(47)	47
Change in unrealized appreciation/(depreciation) on short transactions	(664,788)	(618,141)
Change in unrealized appreciation/(depreciation) on written options	—	(8,802)
Increases/(decreases) in operating assets:
Increase/(decrease) in dividends and interest receivable	357,135	(624,332)
Increase/(decrease) in deposits at broker for short sales	6,702,743	8,210,653
Increase/(decrease) in receivable for investment securities sold	(20,005,029)	(86,482)
Increase/(decrease) in prepaid expenses and other assets	28,374	(24,176)
Increases/(decreases) in operating liabilities:
Increase/(decrease) in payable for investment securities purchased	2,523,078	1,428,109
Increase/(decrease) in payable to advisor	(10,857)	23,067
Increase/(decrease) in payable for distribution and service fees	(14,842)	(68,568)
Increase/(decrease) in other accrued expenses	(51,074)	9,140
Net cash used in operating activities	39,321,568	(6,161,208)

The accompanying notes are an integral part of these financial statements.

17

Orinda Income Opportunities Fund Statement Of Cash Flows (concluded)

	SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	Year Ended August 31, 2019
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$36,479,433	$135,913,516
Payment on shares redeemed	(59,294,509)	(115,967,917)
Cash distributions paid to shareholders	(1,479,512)	(2,744,759)
Increase/(decrease) in loan payable	(15,026,980)	(11,039,632)
Net cash provided by financing activities	(39,321,568)	6,161,208
Net change in cash	—	—

CASH:
Beginning balance	—	—
Ending balance	$—	$—

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$201,212	$1,112,482
Non-cash financing activities - distributions reinvested	7,560,488	14,705,241
Non-cash financing activities - increase/(decrease) in receivable for Fund shares sold	549,859	(425,038)
Non-cash financing activities - increase/(decrease) in payable for Fund shares redeemed	2,008,787	11,128

The accompanying notes are an integral part of these financial statements.

18

Orinda Income Opportunities Fund Financial Highlights

For a capital share outstanding throughout the period

	CLASS I SHARES
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Six Months Ended August 31, 2017 (2),(3)		Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015
Net asset value – Beginning of period	$21.83		$22.50	$23.42	$23.66		$21.36	$25.29	$25.60
Income from Investment Operations:
Net investment income/(loss)(1)	0.72		0.95	0.86	0.63		1.10	0.99	1.15
Net realized and unrealized gain/(loss) on investments	(0.91)		(0.12)	(0.17)	(0.02)		2.90	(3.36)	0.12
Total from investment operations	(0.19)		0.83	0.69	0.61		4.00	(2.37)	1.27
Less Distributions:
Dividends from net investment income	(0.68)		(1.14)	(1.15)	(0.63)		(1.10)	(1.02)	(1.39)
Distributions from net realized gains	—		—	—	—		—	—	(0.01)
Return of capital	—		(0.36)	(0.46)	(0.22)		(0.60)	(0.54)	(0.18)
Total distributions	(0.68)		(1.50)	(1.61)	(0.85)		(1.70)	(1.56)	(1.58)
Net asset value – End of period	$20.96		$21.83	$22.50	$23.42		$23.66	$21.36	$25.29
Total return/(loss)	(0.98	)%(4)	4.17%	3.24%	2.62	%(4)	19.29%	(9.81)%	5.08%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$189,340		$206,355	$193,184	$193,361		$180,360	$121,400	$151,017
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.43	%(5)	1.79%	1.92%	1.82	%(5)	2.01%	1.85%	1.64%
After Recoupments/Reimbursements	1.43	%(5)	1.79%	1.92%	1.82	%(5)	2.01%	1.84%	1.70%
Ratio of interest expense and dividends on short positions to average net assets	0.14	%(5)	0.50%	0.63%	0.55	%(5)	0.68%	0.49%	0.27%
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	6.58	%(5)	4.43%	3.83%	5.33	%(5)	4.68%	4.21%	4.71%
After Recoupments/Reimbursements	6.58	%(5)	4.43%	3.83%	5.33	%(5)	4.68%	4.22%	4.65%
Portfolio turnover rate	78	%(4)	131%	102%	46	%(4)	121%	127%	185%

(1)	Calculated based on average shares outstanding during the period.
(2)

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The Fund changed its fiscal year end to August 31.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

19

Orinda Income Opportunities Fund Financial Highlights (Continued)

For a capital share outstanding throughout the period

	CLASS A SHARES
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Six Months Ended August 31, 2017 (2),(3)		Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015
Net asset value – Beginning of period	$21.77		$22.46	$23.33	$23.58		$21.31	$25.25	$25.57
Income from Investment Operations:
Net investment income/(loss)(1)	0.69		0.85	0.77	0.59		1.03	0.93	0.97
Net realized and unrealized gain/(loss) on investments	(0.91)		(0.10)	(0.14)	(0.02)		2.88	(3.37)	0.22
Total from investment operations	(0.22)		0.75	0.63	0.57		3.91	(2.44)	1.19
Less Distributions:
Dividends from net investment income	(0.66)		(1.08)	(1.04)	(0.60)		(1.04)	(0.96)	(1.32)
Distributions from net realized gains	—		—	—	—		—	—	(0.01)
Return of capital	—		(0.36)	(0.46)	(0.22)		(0.60)	(0.54)	(0.18)
Total distributions	(0.66)		(1.44)	(1.50)	(0.82)		(1.64)	(1.50)	(1.51)
Net asset value – End of period	$20.89		$21.77	$22.46	$23.33		$23.58	$21.31	$25.25
Total return/(loss)	(1.06	)%(4)	3.82%	2.94%	2.49	%(4)	18.90%	(10.09)%	4.79%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$57,846		$62,963	$45,783	$112,549		$101,270	$66,375	$74,834
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.68	%(5)	2.04%	2.07%	2.12	%(5)	2.29%	2.15%	1.96%
After Recoupments/Reimbursements	1.68	%(5)	2.04%	2.07%	2.12	%(5)	2.29%	2.15%	2.00%
Ratio of interest expense and dividends on short positions to average net assets	0.14	%(5)	0.46%	0.51%	0.55	%(5)	0.66%	0.48%	0.28%
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	6.32	%(5)	3.96%	3.37%	5.03	%(5)	4.34%	3.97%	4.53%
After Recoupments/Reimbursements	6.32	%(5)	3.96%	3.37%	5.03	%(5)	4.34%	3.97%	4.49%
Portfolio turnover rate	78	%(4)	131%	102%	46	%(4)	121%	127%	185%

(1)	Calculated based on average shares outstanding during the period.
(2)

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The Fund changed its fiscal year end to August 31.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

20

Orinda Income Opportunities Fund Financial Highlights (CONCLUDED)

For a capital share outstanding throughout the period

	CLASS D SHARES
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Six Months Ended August 31, 2017 (2),(3)		Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015
Net asset value – Beginning of period	$21.52		$22.23	$23.18	$23.49		$21.25	$25.17	$25.51
Income from Investment Operations:
Net investment income/(loss)(1)	0.60		0.73	0.63	0.51		0.87	0.82	0.92
Net realized and unrealized gain/(loss) on investments	(0.89)		(0.13)	(0.16)	(0.02)		2.88	(3.37)	0.07
Total from investment operations	(0.29)		0.60	0.47	0.49		3.75	(2.55)	0.99
Less Distributions:
Dividends from net investment income	(0.61)		(0.95)	(0.96)	(0.58)		(0.90)	(0.83)	(1.14)
Distributions from net realized gains	—		—	—	—		—	—	(0.01)
Return of capital	—		(0.36)	(0.46)	(0.22)		(0.61)	(0.54)	(0.18)
Total distributions	(0.61)		(1.31)	(1.42)	(0.80)		(1.51)	(1.37)	(1.33)
Net asset value – End of period	$20.62		$21.52	$22.23	$23.18		$23.49	$21.25	$25.17
Total return/(loss)	(1.46	)%(4)	3.12%	2.23%	2.13	%(4)	18.10%	(10.56)%	3.97%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$12,593		$17,939	$20,497	$22,274		$23,963	$21,405	$23,336
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.44	%(5)	2.80%	2.93%	2.79	%(5)	2.98%	2.81%	2.70%
After Recoupments/Reimbursements	2.44	%(5)	2.80%	2.93%	2.79	%(5)	2.98%	2.67%	2.76%
Ratio of interest expense and dividends on short positions to average net assets	0.15	%(5)	0.52%	0.64%	0.55	%(5)	0.67%	0.49%	0.27%
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	5.59	%(5)	3.43%	2.90%	4.36	%(5)	3.76%	3.32%	3.75%
After Recoupments/Reimbursements	5.59	%(5)	3.43%	2.90%	4.36	%(5)	3.76%	3.46%	3.69%
Portfolio turnover rate	78	%(4)	131%	102%	46	%(4)	121%	127%	185%

(1)	Calculated based on average shares outstanding during the period.
(2)

Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The Fund changed its fiscal year end to August 31.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

21

Orinda Income Opportunities Fund Notes to Financial Statements FEBRUARY 29, 2020 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Orinda Income Opportunities Fund (the “Fund”), which became a series of RBB as of the close of business on April 28, 2017. The Fund is authorized to offer three classes of shares, Class I Shares, Class A Shares and Class D Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.00%. Front-end sales charges may be reduced or waived under certain circumstances. Class I Shares, Class A Shares and Class D Shares commenced investment operations on June 28, 2013, June 28, 2013 and September 27, 2013, respectively.

Prior to April 28, 2017, the Fund was a series (the “Predecessor Fund”) of Advisors Series Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on October 3, 1996, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund on April 28, 2017 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to April 28, 2017 included herein is that of the Predecessor Fund.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to maximize current income with potential for modest growth of capital.

The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to

22

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Common Stocks
Real Estate	$1,216,800	$1,216,800	$—	$—
Total Common Stocks	1,216,800	1,216,800	—	—
REITs
Financials	86,643,039	86,643,039	—	—
Real Estate	88,436,891	88,436,891	—	—
Total REITs	175,079,930	175,079,930	—	—
Preferred Stocks
Communication Services	1,829,250	1,829,250	—	—
Consumer Discretionary	730,202	730,202	—	—
Energy	19,227,707	19,227,707	—	—
Financials	28,599,748	28,599,748	—	—
Industrials	4,055,891	4,055,891	—	—
Real Estate	13,253,630	13,253,630	—	—
Utilities	520,598	520,598	—	—
Total Preferred Stocks	68,217,026	68,217,026	—	—
Convertible Preferred Stocks
Real Estate	2,419,358	2,419,358	—	—
Total Convertible Preferred Stocks	2,419,358	2,419,358	—	—
Corporate Bonds
Industrials	2,451,788	—	2,451,788	—
Real Estate	507,362	—	507,362	—
Total Corporate Bonds	2,959,150	—	2,959,150	—

23

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

FAIR VALUE MEASUREMENTS (continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Closed-End Mutual Funds	$7,578,653	$7,578,653	$—	$—
Short-Term Investments	7,677,840	7,677,840	—	—
Total Investments in Securities	$265,148,757	$262,189,607	$2,959,150	$—
Total Assets	$265,148,757	$262,189,607	$2,959,150	$—
Liabilities
Securities Sold Short	$(19,481,804)	$(19,481,804)	$—	$—
Total Liabilities	$(19,481,804)	$(19,481,804)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

24

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS
Realized Gain/(Loss)
Purchased Options	Net realized gain/(loss) from investments	$(93,080)
Total Realized Gain/(Loss)		$(93,080)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation/(depreciation) on investments	$(68,979)
Total Change in Unrealized Appreciation/(Depreciation)		$(68,979)

Average Balance Information

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
$ 57,007	$ —

OPTIONS — The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase

25

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS — The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

LEVERAGE AND SHORT SALES — The Fund may use leverage in connection with its investment activities and may effect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

MUTUAL FUND AND ETF TRADING RISK — The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

26

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

MARKET RISK — The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the individual securities held by the Fund, and you could lose money.

MASTER LIMITED PARTNERSHIP RISK — Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

FOREIGN AND EMERGING MARKET SECURITIES RISK — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

27

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

CURRENCY RISK — Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

SMALL AND MEDIUM COMPANIES RISK — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

DERIVATIVES RISK — The Fund’s use of derivatives (which may include options, futures and swaps, among others) may reduce the Fund’s returns and/or increase volatility. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

OPTIONS RISK — Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

INTEREST RATE RISK — Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

FIXED INCOME SECURITIES RISK — Fixed income securities are subject to interest rate risk and credit risk. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

REAL ESTATE AND REIT CONCENTRATION RISK — The Fund is vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management. The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

CONVERTIBLE BOND RISK — Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

PREFERRED STOCK RISK — Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

INITIAL PUBLIC OFFERING RISK — The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

28

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

PORTFOLIO TURNOVER RISK — A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund does not charge redemption fees to shareholders.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Orinda Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the average daily net assets for each class of shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, dividends on securities sold short, extraordinary expenses, interest and taxes. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after February 28, 2021.

ADVISORY	EXPENSE CAPS
FEE	CLASS I	CLASS A	CLASS D
1.00%	1.40%	1.70%	2.40%

During the current fiscal period, investment advisory fees accrued were as follows:

ADVISORY FEES
$ 1,459,380

If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the relevant share class’s Expense Cap that was in effect at the time of the waiver or reimbursement. As of February 29, 2020, the Adviser had no fees left to recoup. During the periods ended August 31, 2019, August 31, 2018 and August 31, 2017, the Adviser reimbursed the Fund for shareholder servicing fees in the amount of $— , $— and $8,402, respectively that was a result of the Fund not fully utilizing the fees that had been earned in fiscal year 2017. This amount will not be subject to recoup in the future.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

29

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distrbutor”) serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

The Board has adopted Plans of Distribution for Class A Shares and Class D Shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to Class A Shares and Class D Shares of the Fund, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class D Shares. The actual amount of such compensation under the Plans is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in Class A Shares and Class D Shares and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of Class A Shares and Class D Shares, (ii) ongoing servicing and/or maintenance of the accounts of Class A and Class D shareholders, and (iii) sub-transfer agency services, sub-accounting services or administrative services related to the sale of Class A Shares and Class D Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$ 226,925,719	$ 263,323,712

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. LEVERAGE & LINE OF CREDIT

The Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Fund may also utilize the line of credit for short term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Fund maintains a separate line of credit with BNP Paribas (acting through its New York Branch). The Fund is charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowings under this

30

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) FEBRUARY 29, 2020 (UNAUDITED)

agreement. The Fund can borrow up to a maximum of 50% of the market value of assets pledged as collateral. However, depending on the liquidity of the collateral, issuer concentration, debt ratings of fixed income investments, and the share price of equity holdings, the amount eligible to be borrowed can also be less than 50% of the market value of the assets pledged as collateral.

The Fund has pledged a portion of its investment securities as the collateral for their line of credit. As of the end of the reporting period, the value of the investment securities pledged as collateral was $73,181,916. The Fund had an outstanding average daily balance and a weighted average interest rate of $12.8 million and 3.07%, respectively. The maximum amount outstanding for the Fund during the reporting period was $35,020,034.

6. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
$ 284,930,630	$ 19,777,534	$ (7,525,335)	$ 12,252,199

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019 were reclassified among the following accounts:

Distributable earnings/(Loss)	PAID-IN CAPITAL
$ 1,513,575	$ (1,513,575)

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS	TOTAL
$ —	$ —	$ 12,252,199	$ (24,801,374)	$ (12,549,175)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

31

Orinda Income Opportunities Fund Notes To Financial Statements (CONCLUDED) FEBRUARY 29, 2020 (UNAUDITED)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2019 was as follows:

ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
$13,162,834	$—	$4,287,166

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund is permitted to carryforward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2019, the Fund had $20,134,308 of short-term capital loss carryforwards and $4,667,067 of long-term capital loss carryforwards.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

8. SUBSEQUENT EVENTS

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

32

Orinda Income Opportunities Fund Notice to Shareholders FEBRUARY 29, 2020 (UNAUDITED)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2019

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

33

Investment Adviser

Orinda Asset Management LLC

3390 Mt. Diablo Boulevard, Suite 250

Lafayette, CA 94549

Distributor

Quasar Distributors, LLC

111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 S 16th St Suite 2900

Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

OR-SAR20

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Schneider Small Cap Value Fund

of The RBB Fund, Inc.

SEMI-Annual Report February 29, 2020 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-520-3277.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-520-3277 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SCHNEIDER SMALL CAP VALUE FUND

Performance Data
February 29, 2020 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 29, 2020
	Six Months†	1 Year	5 Years	10 Years	Since Inception*
Schneider Small Cap Value Fund	-7.70%	-28.00%	-3.72%	2.14%	9.25%
Russell 2000® Value Index	-2.58%	-9.29%	3.61%	8.67%	8.43%**

†	Not annualized.
*	The Fund commenced operations on September 2, 1998.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2020, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.74% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 30 days are subject to a 1.00% redemption fee.

Portfolio holdings are subject to change at any time.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

1

SCHNEIDER SMALL CAP VALUE FUND

Fund Expense Example

February 29, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$ 1,000.00	$ 923.00	$ 5.50	1.15%	-7.70%
Hypothetical (5% return before expenses)	1,000.00	1,019.14	5.77	1.15	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in the table is based on the actual six-month total investment return for the Fund.

2

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 29, 2020 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Chemicals	13.6%	$3,245,078
Insurance	11.4	2,712,483
Telecommunications	9.5	2,258,815
Banks	9.2	2,203,052
Auto Parts & Equipment	9.1	2,171,624
Commercial Services	7.9	1,896,992
Transportation	7.7	1,848,237
Real Estate Investment Trust	7.6	1,811,166
Information Technology	6.9	1,637,205
Oil & Gas	5.9	1,398,973
Manufacturing	3.5	832,791
Oil & Gas Services	3.0	728,740
Semiconductors	2.3	543,149
Plastics Product Manufacturing	1.8	435,018
Pharmaceuticals	0.5	111,735
Warrants	0.0	—
Investments Purchased with Proceeds from Securities Lending Collateral	8.1	1,932,540
Short-Term Investments	0.1	12,998
Liabilities In Excess Of Other Assets	(8.1)	(1,936,874)
NET ASSETS	100.0%	$23,843,722

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Auto Parts & Equipment — 9.1%
Adient PLC*	90,749	$2,171,624
Banks — 9.2%
Cadence BanCorp	56,821	802,312
MidWestOne Financial Group, Inc.	5,615	161,319
OFG Bancorp	11,513	192,728
Synovus Financial Corp.	36,068	1,046,693
		2,203,052
Chemicals — 13.6%
Koppers Holdings, Inc.*	41,862	915,103
Olin Corp.(a)	27,336	442,570
UNIVAR, Inc.*	52,266	888,000
Venator Materials PLC*	374,309	999,405
		3,245,078
Commercial Services — 7.9%
Herc Holdings, Inc.*	43,407	1,592,169
Hudson Global, Inc.*	29,914	304,823
		1,896,992
Information Technology — 6.9%
Intevac, Inc.*	292,358	1,637,205
Insurance — 11.4%
Assured Guaranty Ltd.	17,305	706,217
Brighthouse Financial, Inc.*	44,709	1,602,371
Kingstone Cos., Inc.	57,494	403,895
		2,712,483
Manufacturing — 3.5%
Intrepid Potash, Inc.*(a)	124,604	220,549
Manitowoc Company, Inc., (The)*	39,848	496,905
Modine Manufacturing Co.*	12,312	91,847
REV Group, Inc.	3,000	23,490
		832,791
Oil & Gas — 5.9%
Battalion Oil Corp.*	8,985	67,208
SM Energy Co.(a)	64,330	422,648
Transocean Ltd.*(a)	141,325	473,439
Whiting Petroleum Corp.*(a)	235,502	435,678
		1,398,973
Oil & Gas Services — 3.0%
NexTier Oilfield Solutions, Inc.*	156,382	728,740
Pharmaceuticals — 0.5%
Mylan NV*	6,500	111,735

	Number of Shares	Value
Plastics Product Manufacturing — 1.8%
Newell Brands, Inc.	28,193	$435,018
Real Estate Investment Trust — 7.6%
Alexander & Baldwin, Inc.	16,991	319,431
Boardwalk Real Estate Investment Trust	43,991	1,491,735
		1,811,166
Semiconductors — 2.3%
Kulicke & Soffa Industries, Inc.	23,791	543,149
Telecommunications — 9.5%
Aviat Networks, Inc.*	182,441	2,218,482
UTStarcom Holdings Corp.*	15,755	40,333
		2,258,815
Transportation — 7.7%
Diamond S Shipping, Inc.*	30,382	312,934
Era Group, Inc.*	47,180	462,364
Scorpio Tankers, Inc.	50,779	1,004,409
Tidewater, Inc.*	3,072	42,670
US Xpress Enterprises, Inc., Class A*	6,000	25,860
		1,848,237
TOTAL COMMON STOCKS
(Cost $34,376,765)		23,835,058

WARRANTS — 0.0%
Oil & Gas — 0.0%
Battalion Oil Corp. Expiration Date October 8, 2022 *(b)	6,153	—
Battalion Oil Corp. Expiration Date October 8, 2022 *(b)	4,922	—
Battalion Oil Corp. Expiration Date October 8, 2022*(b)	7,911	—
TOTAL WARRANTS
(Cost $0)		—

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.76%	1,932,540	1,932,540
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $1,932,540)		1,932,540

The accompanying notes are an integral part of the financial statements.

4

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

February 29, 2020 (Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
First American Government Obligations Fund, Class X, 1.49%(c)	12,998	$12,998
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,998)		12,998
TOTAL INVESTMENTS — 108.1%
(Cost $36,322,303)		25,780,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(1,936,874)
NET ASSETS — 100.0%		$23,843,722

*	Non-income producing security.
PLC	Public Limited Company
(a)	All or a portion of the security is on loan. At February 29, 2020, the market value of securities on loan was $1,973,695.
(b)

Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2020, these securities amounted to $0 or 0.0% of net assets.

(c)	Seven day yield as of February 29, 2020.

Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of the financial statements.

5

SCHNEIDER SMALL CAP VALUE FUND

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

ASSETS
Investments, at value^ (cost $34,376,765)	$23,835,058
Investments purchased with proceeds from securities lending collateral, at value (cost $1,932,540)	1,932,540
Short-term investments, at value (cost $12,998)	12,998
Receivables for:
Dividends	24,893
Capital shares sold	8,000
Prepaid expenses	21,134
Total assets	25,834,623

LIABILITIES
Payables for:
Securities lending collateral (see Note 6)	1,932,540
Investments purchased	4,753
Advisory fees	10,961
Other accrued expenses and liabilities	42,647
Total liabilities	1,990,901
Net assets	$23,843,722

NET ASSETS CONSIST OF:
Par value	$3,370
Paid-in capital	45,436,698
Total distributable earnings/(loss)	(21,596,346)
Net assets	$23,843,722

CAPITAL SHARES:
Net assets	$23,843,722
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,370,491
Net asset value, offering and redemption price per share)	$7.07
^ Includes market value of securities on loan	$1,973,695

The accompanying notes are an integral part of the financial statements.

6

SCHNEIDER SMALL CAP VALUE FUND

Statement of Operations

For the SIX MONTHS Ended February 29, 2020 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,776)	$193,688
Securities lending income (Note 6)	6,616
Total investment income	200,304

EXPENSES
Advisory fees (Note 2)	146,229
Audit fees	16,974
Legal fees	13,062
Transfer agent fees (Note 2)	11,444
Registration and filing fees	10,317
Officer fees	8,016
Custodian fees (Note 2)	6,497
Director fees	6,052
Administration and accounting services fees (Note 2)	6,030
Insurance expense	3,990
Printing and shareholder reporting fees	3,266
Other expenses	14
Total expenses	231,891
Less: waivers (Note 2)	(63,727)
Net expenses after waivers	168,164
Net investment income/(loss)	32,140

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(1,863,443)
Net change in unrealized appreciation/(depreciation) on investments	(42,850)
Net realized and unrealized gain/(loss) on investments	(1,906,293)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,874,153)

The accompanying notes are an integral part of the financial statements.

7

SCHNEIDER SMALL CAP VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$32,140	$(184,686)
Net realized gain/(loss) from investments	(1,863,443)	(6,288,450)
Net change in unrealized appreciation/(depreciation) on investments	(42,850)	(12,602,689)
Net increase/(decrease) in net assets resulting from operations	(1,874,153)	(19,075,825)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	—	(6,721,111)
Return of capital	—	(33,637)
Net decrease in net assets from dividends and distributions to shareholders	—	(6,754,748)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	958,043	370,106
Reinvestment of distributions	(1,628,167)	6,588,373
Redemption fees*	—	259
Shares redeemed	—	(2,001,836)
Net increase/(decrease) in net assets from capital shares	(670,124)	4,956,902
Total increase/(decrease) in net assets	(2,544,277)	(20,873,671)

NET ASSETS:
Beginning of period	26,387,999	47,261,670
End of period	$23,843,722	$26,387,999

SHARES TRANSACTIONS:
Shares sold	110,098	38,780
Dividends and distributions reinvested	—	697,182
Shares redeemed	(186,282)	(206,998)
Net increase/(decrease) in shares outstanding	(76,184)	528,964

*

Prior to December 31, 2017, there was a 1.75% redemption fee on shares redeemed which have been held less than one year. Effective December 31, 2017, the Fund has changed its redemption fee to 1.00% on redemptions of Fund shares held less than 30 days. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

8

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2020		For the Years Ended August 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance
Net asset value, beginning of period	$7.66		$16.20	$16.12	$13.26	$11.00	$20.16
Net investment income/(loss) (1)	0.01		(0.06)	0.03	(0.06)	0.03	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.60)		(6.14)	3.55	2.89	2.29	(4.53)
Net increase/(decrease) in net assets resulting from operations	(0.59)		(6.20)	3.58	2.83	2.32	(4.54)
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.07)	—	(0.03)	—
Net realized capital gain	—		(2.33)	(3.43)	—	(0.03)	(4.58)
Tax return of capital	—		(0.01)	—	—	—	(0.04)
Total dividends and distributions to shareholders	—		(2.34)	(3.50)	—	(0.06)	(4.62)
Redemption fees	—		— (2)	— (2)	0.03	— (2)	— (2)
Net asset value, end of period	$7.07		$7.66	$16.20	$16.12	$13.26	$11.00
Total investment return/(loss) (3)	(7.70	)%(5)	(41.01)%	24.86%	21.57%	21.15%	(25.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,844		$26,388	$47,262	$41,671	$36,874	$30,387
Ratio of expenses to average net assets (4)	1.15	%(6)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets without waivers and reimbursements	1.59	%(6)	1.74%	1.51%	1.57%	2.13%	1.82%
Ratio of net investment income/(loss) to average net assets (4)	0.22	%(6)	(0.54)%	0.22%	(0.37)%	0.23%	(0.05)%
Portfolio turnover rate	25	%(5)	66%	84%	138%	114%	89%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Reflects waivers and reimbursements.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements

February 29, 2020 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the Schneider Small Cap Value Fund (the “Fund”), which commenced investment operations on September 2, 1998.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks long-term capital growth.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2020 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 29, 2020 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stocks	$23,835,058	$23,835,058	$—	$—		$—
Warrants	—	—	—	—	**	—
Investments Purchased with Proceeds from Securities Lending Collateral	1,932,540	—	—	—		1,932,540
Short-Term Investments	12,998	12,998	—	—		—
Total Investments***	$25,780,596	$23,848,056	$—	$—		$1,932,540

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**	Value equals zero as of the end of the reporting period.
***	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

11

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 29, 2020 (Unaudited)

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — Prior to December 31, 2017, the Fund imposed a redemption fee of 1.75% on redemptions of Fund shares held less than one year. Effective December 31, 2017, the Fund has changed its redemption fee to 1.00% on redemptions of Fund shares held less than 30 days. The fees are reflected on the Statement of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fee at any time.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”), which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REITs’ taxable earnings and profits, resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2.	INVESTMENT ADVISER AND OTHER SERVICES

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

12

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 29, 2020 (Unaudited)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes.

This contractual limitation is in effect until December 31, 2020 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2020.

Advisory Fee	Expense Cap Institutional Class
1.00%	1.15%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$146,229	$(63,727)	$82,502

Effective September 1, 2019, if at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement. As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

August 31, 2023
$63,727

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

13

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 29, 2020 (Unaudited)

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$7,076,555	$7,630,376

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$42,124,533	$1,883,832	$(13,054,490)	$(11,170,658)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2019, primarily attributable to short-term capital gains being netted against net operating loss, were reclassified among the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$—	$—

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income/(loss)	Undistributed Long-Term capital Gains/(loss)	Net Unrealized Appreciation/ (Depreciation)	Late-Year Loss Deferral	Post-October Loss Deferral
$—	$—	$(11,170,658)	$108,837	$8,442,698

14

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 29, 2020 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2019 was as follows:

Ordinary Income	Long-Term Gains	Return of Capital	Total
$5,151,579	$1,569,532	$33,637	$6,754,748

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. The Fund deferred qualified late-year losses of $8,551,535 which will be treated as arising on the first business day of the following fiscal year.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2019, the Fund had no tax basis capital loss carryovers to offset future capital gains.

6.	SECURITIES LENDING

The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

market Value of Securities Loaned	market Value of Collateral	Income Received from Securities Lending
$1,973,695	$1,932,540	$6,616

15

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 29, 2020 (Unaudited)

Securities lending transactions are entered into by the Fund’s securities lending agent on behalf of the Fund under a Master Securities Lending Agreement (“MSLA”), which permits the Fund’s securities lending agent on behalf of the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions, which are subject to a MSLA as of the end of the reporting period:

			Gross Amount Not Offset in the Statement of Assets and Liabilities
GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	FAIR VALUE CASH COLLATERAL RECEIVED	NET AMOUNT[2]
$1,973,695	$—	$1,973,695	$(1,973,695)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Fund’s financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

8.	SUBSEQUENT EVENTS

ACQUISITION OF FUND’S DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, the Fund may

16

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Concluded)

February 29, 2020 (Unaudited)

be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Fund’s service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Fund by its service providers.

17

SCHNEIDER SMALL CAP VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

18

Investment Adviser

Schneider Capital Management
1000 Westlakes Drive
Suite 150
Berwyn, PA 19312

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SCH-SAR20

SGI U.S. LARGE CAP EQUITY FUND

SGI U.S. SMALL CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-855-744-8500.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-855-744-8500 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

SGI U.S. LARGE CAP EQUITY FUND

SEMI-Annual Investment Adviser’s Report
FEBRUARY 29, 2020 (Unaudited)

Dear Shareholder:

Established in 2010, Summit Global Investments (SGI) is a specialized asset management firm. SGI’s strategies utilize a distinct quantitative process to analyze the market and select stocks SGI determines and believes provide the least amount of adverse surprises. SGI further incorporates fundamental analysis, examining each potential holding for idiosyncratic downside risks and environmental, social, and governance (“ESG”) characteristics. The goal is to invest in outstanding companies with the least potential for surprises.

As fine as 2019 was for U.S. stocks it now seems but a faint memory, one many wish could be back with us now. To continue to manage risk effectively, SGI began closely monitoring the spread of COVID-19 (coronavirus) in January 2020. Panic has started to grip the market and the mindshare of the world. The stock market volatility is increasing.

SGI cannot foresee every bump or every cliff, let alone every turn of this virus, but we feel a bit like Chicken Little, saying the “sky is falling”. In January 2020, we believed the economic impact of COVID-19 would be unprecedented. As such, we began selling exposure to COVID-19, including selling out of all travel, leisure and energy. We sold stocks with high exposure to China. In February we continued to reduce our risk, selling specific industrials and financials. In addition, Apple, one of the stocks I personally think is extremely well managed, was removed from our portfolios. COVID-19 doesn’t really care who you are nor how well managed you are as a company.

As China started reporting information on the virus, we looked to avoid the hardest hit names and sectors from the onset through active management. There will be days when “the baby is thrown out with the bath water” and all stocks suffer. We know no one, not the great trader nor the great timer, can walk between the rain drops, but we are hopeful these moves will help the portfolio.

While we repositioned our portfolios with hope and experience, we ended the year with our highest cash levels, throughout the various funds, in the history of SGI.

SGI is defensive in nature; however, we are also quite cognizant of the fact that having a portfolio of utilities, real estate investment trusts (“REITs”), and consumer staples still wouldn’t mitigate risks as much as we’d like. Going to really high cash levels makes little sense too, since we never know what tomorrow will bring.

I know everyone, especially clients, care about downside protection. At SGI, we have designed our distinct quantitative and qualitative processes with loss mitigation in mind. Again, the goal is to invest in outstanding companies with the least potential for surprises. But sometimes you lose. And Personally, I HATE losing. But I also realize that consistent long-term outperformance speaks volumes.

Market volatility comes down to massive uncertainty, fear of the unknown, anxiety, changes to our daily norms, etc. On top of all this, when markets have little information and less visibility into the future, volatility may intensify.

In addition to taking steps within portfolios to limit the impact of COVID-19, we have taken precautions to minimize risk to our employees, customers and operations.

Our plan to protect employees and continue business operations to all aspects of SGI; business lines and SGI employees. It augments existing preparedness and recovery planning and outlines technologies and strategies by which the impact of a virus upon the company and its employees may be mitigated.

We are ready to respond as necessary should the virus become more prevalent in the areas where we operate. Currently every SGI employee, where possible, has configured work environments at home with the necessary technology and connectivity required to work remotely. Additionally, we will continue to monitor relevant information and to make appropriate adjustments where necessary.

The continual delivery of critical financial services is the focus and foundational basis of our strategic planning. We will continue to provide financial services to our customers at the highest service levels.

SGI U.S. LARGE CAP EQUITY FUND

SEMI-Annual Investment Adviser’s Report (CONTINUED)
FEBRUARY 29, 2020 (Unaudited)

Everyone at SGI is 100% committed to doing everything we can to ensure your investments perform as designed. Again, if there is any doubt you have or any questions, please do not hesitate to reach out to me directly or to the team collectively.

Sincerely,

David Harden

Highlights

●

The SGI U.S. Large Cap Equity Fund I Shares returned -1.41% on a gross basis in the six months ended February 29, 2020. The fund underperformed its benchmark, the S&P 500 Index, which increased 1.91% over the same time period.

●

Underweighting the Energy and Financials sectors benefitted relative performance, while underweighting the Information Technology sector and overweighting the Utilities and Consumer Staples sectors detracted.

●

Stock selection in the Health Care, Industrials, and Consumer Discretionary sectors were positive and contributed to relative performance, while stock selection in Information Technology, Communication Services, and Utilities sectors hurt.

●	From a factor exposure standpoint, underweight the size factor and overweight the momentum factor both hurt relative performance, while our slight underweight to the value factor benefitted.

INVESTMENT OBJECTIVE

The Fund seeks to outperform the S&P 500 Index over a market cycle while reducing overall volatility.

FUND COMMENTARY

How did the fund perform in the past six months?

The SGI U.S. Large Cap Equity Fund I Shares returned -1.41% on a gross basis in the six-month period ended February 29, 2020. The fund lagged its benchmark, the S&P 500 Index, which increased 1.91%. Performance of other share classes will differ. Please see prospectus for details.

What factors influenced the fund’s performance?

The fund’s significant underweight in the poorly performing Energy sector benefitted relative performance. Oil prices fell from $63 to below $45 per barrel late in the period as the global demand slipped due to the impact from the coronavirus in China. The Organization of Petroleum Exporting Countries (OPEC) debated but could not agree on production cuts.

The fund’s significant underweight in the strongly performing Information Technology sector detracted from relative performance. Especially costly was the fund’s underweight position to several of the largest Information Technology companies such as Apple and Microsoft, each representing over 4% of the benchmark. Significant overweight positioning in the defensive sectors Utilities and Consumer Staples also hurt relative performance.

Stock selection in the Health Care sector was a positive contributor to relative performance with pharmaceutical companies Bristol Myers and AbbVie both returning over 30% during the period. Stock selection in the Industrials sector was also a positive contributor to relative performance with Toro and Copart both returning over 12% during the period. Several other top contributing companies to relative performance were Charter Communications, Teradyne, and TJX Companies which all generated solid total returns. Stocks that detracted from relative performance included American International Group, Darden Restaurants, Public Storage, Flir Systems, and ViacomCBS all of which declined more than 18% during the period.

SGI U.S. LARGE CAP EQUITY FUND

SEMI-Annual Investment Adviser’s Report (Concluded)
FEBRUARY 29, 2020 (Unaudited)

From a factor exposure standpoint, underweight the size factor and overweight the momentum factor both hurt relative performance, while our slight underweight to the value factor benefitted.

How is the fund positioned?

The Information Technology sector remains our largest allocation, however, the fund remains substantially below the benchmark weighting. The fund is positioned significantly overweight traditionally defensive sectors Utilities, Real Estate, and Consumer Staples. In addition to the Information Technology sector the fund is positioned underweight Financials, Health Care, Communications Services, and Industrials. The fund also maintains no Energy sector exposure.

What is portfolio management’s outlook?

The risks in the market today are clearly more challenging than those that existed at the end of 2019. The coronavirus outbreak which began in China has spread throughout the world. The pandemic will clearly diminish global economic activities and likely begin a global recession. The degree of economic disruption and the length remains to be seen. Only time will tell. Central banks and governments have already responded with interest rate cuts, bond market support, and various stimulus measures. The effectiveness of these measures is difficult to calibrate because the numbers of coronavirus infections is still rising globally.

Additionally, the U.S. election season creates more uncertainty, especially for certain sectors such as Health Care and Information Technology. It is difficult for forecast these macroeconomic factors and how they will affect stock prices.

Despite these uncertainties, we remain optimistic because just as the market and economic disruptions occurred rapidly, we believe the recovery is likely to also be rapid. Accommodative monetary policies combined with fiscal stimulus should support asset prices in the medium to longer term, in our view. Additionally, in our opinion, the coronavirus pandemic will plateau and recede just as all other pandemics have historically. Over longer time horizons, we believe that our managed risk approach towards investing can provide favorable relative returns. As always, we maintain a disciplined adherence to our rigorous quantitative and fundamental investment process.

The views expressed reflect the opinions of Summit Global Investments as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Portfolio of Investments in this report for a complete list of fund holdings.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

Mutual Fund investing involves risk. Principal loss is possible. Equity securities (stocks) are subject to market, economic, and business risks that will cause their price to rise or fall over time. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio change and an investor may lose money. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses and will be subject to the risks of the underlying investments. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger companies.

Must be preceded or accompanied by a prospectus.

The Funds are distributed by Quasar Distributors, LLC.

SGI U.S. SMALL CAP EQUITY FUND

SEMI-Annual Investment Adviser’s Report
FEBRUARY 29, 2020 (Unaudited)

Dear Shareholder:

Established in 2010, Summit Global Investments (SGI) is a specialized asset management firm. SGI’s strategies utilize a distinct quantitative process to analyze the market and select stocks SGI determines and believes provide the least amount of adverse surprises. SGI further incorporates fundamental analysis, examining each potential holding for idiosyncratic downside risks and environmental, social, and governance (“ESG”) characteristics. The goal is to invest in outstanding companies with the least potential for surprises.

As tough as 2019 was for small cap stocks it now seems but a faint memory, one many wish could be back with us now. To continue to manage risk effectively, SGI began closely monitoring the spread of COVID-19 (coronavirus) in January 2020. Panic has started to grip the market and the mindshare of the world. The stock market volatility is increasing.

SGI cannot foresee every bump or every cliff, let alone every turn of this virus, but we feel a bit like Chicken Little, saying the “sky is falling”. In January 2020, we believed the economic impact of the virus was under appreciated. As such, we began selling exposure to COVID-19, including selling out of all travel, leisure and energy. We sold stocks with high exposure to China. In February we continued to reduce our risk, selling specific industrials and financials. COVID-19 doesn’t really care who you are nor how well managed you are as a company.

As China started reporting information on the virus, we looked to avoid the hardest hit names and sectors from the onset through active management. There will be days when “the baby is thrown out with the bath water” and all stocks suffer. We know no one, not the great trader nor the great timer, can walk between the rain drops, but we are hopeful these moves will help the portfolio.

While we repositioned our portfolios with hope and experience, we ended the year with our highest cash levels, throughout the various funds, in the history of SGI.

SGI is defensive in nature; however, we are also quite cognizant of the fact that having a portfolio of utilities, real estate investment trusts (“REITs”), and consumer staples still wouldn’t mitigate risks as much as we’d like. Going to really high cash levels makes little sense too, since we never know what tomorrow will bring.

I know everyone, especially clients, care about downside protection. At SGI, we have designed our distinct quantitative and qualitative processes with loss mitigation in mind. Again, the goal is to invest in outstanding companies with the least potential for surprises. But sometimes you lose. And Personally, I HATE losing. But I also realize that consistent long-term outperformance speaks volumes.

Market volatility comes down to massive uncertainty, fear of the unknown, anxiety, changes to our daily norms, etc. On top of all this, when markets have little information and less visibility into the future, volatility may intensify.

In addition to taking steps within portfolios to limit the impact of COVID-19, we have taken precautions to minimize risk to our employees, customers and operations.

Our plan to protect employees and continue business operations to all aspects of SGI; business lines and SGI employees. It augments existing preparedness and recovery planning and outlines technologies and strategies by which the impact of a virus upon the company and its employees may be mitigated.

We are ready to respond as necessary should the virus become more prevalent in the areas where we operate. Currently every SGI employee, where possible, has configured work environments at home with the necessary technology and connectivity required to work via remote. Additionally, we will continue to monitor relevant information and to make appropriate adjustments where necessary.

The continual delivery of critical financial services is the focus and foundational basis of our strategic planning. We will continue to provide financial services to our customers at the highest service levels.

SGI U.S. SMALL CAP EQUITY FUND

SEMI-Annual Investment Adviser’s Report (CONTINUED)
FEBRUARY 29, 2020 (Unaudited)

Everyone at SGI is 100% committed to doing everything we can to ensure your investments perform as designed. Again, if there is any doubt you have or any questions, please do not hesitate to reach out to me directly or to the team collectively.

Sincerely,

David Harden

Highlights

●

The SGI U.S. Small Cap Equity Fund I Shares returned -4.43% on a gross basis in the six months ended February 29, 2020. The fund underperformed its benchmark, the Russell 2000 Index, which declined -0.54% over the same time period.

●	Underweighting the Energy sector benefitted relative performance, while underweighting the Health Care sector and overweighting the Utilities sector detracted.

●

Stock selection in the Health Care and Consumer Discretionary sectors was challenging and detracted from relative performance, while stock selection in Financials and Energy sectors benefitted the fund.

●

From a factor exposure standpoint, underweight the growth and trading activity factors and overweight the value factor all hurt relative performance, while our underweight to the earnings variability factor benefitted.

INVESTMENT OBJECTIVE

The Fund seeks to outperform the Russell 2000 Index over a market cycle while reducing overall volatility.

FUND COMMENTARY

How did the fund perform in the past six months?

The SGI U.S. Small Cap Equity Fund I Shares -4.43% on a gross basis in the six-month period ended February 29, 2020. The fund lagged its benchmark, the Russell 2000 Index, which declined -0.54%. Performance of other share classes will differ. Please see the prospectus for details.

What factors influenced the fund’s performance?

The fund’s significant underweight in the poorly performing Energy sector benefitted relative performance. Oil prices fell from $63 to below $45 per barrel late in the period as the global demand slipped due to the impact from the coronavirus in China. The Organization of Petroleum Exporting Countries (OPEC) debated but could not agree on production cuts.

The fund’s good security selection in the largest sector, Financials, also benefitted relative performance, while significant underweight in the Health Care sector combined with challenging security selection hurt the fund. Challenging security selection also hurt relative performance in the underweighted Consumer Discretionary sector. The fund’s significant overweight in the Utilities sector did not benefit the fund because the sector relatively underperformed.

In terms of individual stocks, the six largest contributors to relative performance were Vectrus, Northwest Pipe, Emergent Biosolutions, Rush Enterprise, Opus Bank, and Comtech Telecommunication each returned more than 30% during the period. The six worst contributors to relative performance Amphastar Pharmaceutical, Kelly Services, Lindblad Expeditions, International Money Express, Eagle Pharmaceuticals, and Southwest Gas Holdings each fell more than 21% during the period.

SGI U.S. SMALL CAP EQUITY FUND

SEMI-Annual Investment Adviser’s Report (Concluded)
FEBRUARY 29, 2020 (Unaudited)

From a factor exposure standpoint, underweight the growth and trading activity factors and overweight the value factor all hurt relative performance, while our underweight to the earnings variability factor benefitted.

How is the fund positioned?

The fund is significantly underweight four sectors, Health Care, Consumer Discretionary, Industrials, and Information Technology. The fund is overweight three sectors, Utilities, Financials, and Real Estate. The fund also had a higher than typical cash position at the end of the period due to cash inflows. This cash will likely be deployed into what we believe to be attractive stocks in the near term.

What is portfolio management’s outlook?

The risks in the market today are clearly more challenging than those that existed at the end of 2019. The coronavirus outbreak which began in China has spread throughout the world. The pandemic will clearly diminish global economic activities and likely begin a global recession. The degree of economic disruption and the length remains to be seen. Only time will tell. Central banks and governments have already responded with interest rate cuts, bond market support, and various stimulus measures. The effectiveness of these measures is difficult to calibrate because the numbers of coronavirus infections is still rising globally.

Additionally, the U.S. election season creates more uncertainty, especially for certain sectors such as Health Care and Information Technology. It is difficult for forecast these macroeconomic factors and how they will affect stock prices.

Despite these uncertainties, we remain optimistic because just as the market and economic disruptions occurred rapidly, we believe the recovery is likely to also be rapid. Accommodative monetary policies combined with fiscal stimulus should support asset prices in the medium to longer term, in our view. Additionally, in our opinion, the coronavirus pandemic will plateau and recede just as all other pandemics have historically. Over longer time horizons, we believe that our managed risk approach towards investing can provide favorable relative returns. As always, we maintain a disciplined adherence to our rigorous quantitative and fundamental investment process.

The views expressed reflect the opinions of Summit Global Investments as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Portfolio of Investments in this report for a complete list of fund holdings.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization. It is not possible to invest directly in an index.

Mutual Fund investing involves risk. Principal loss is possible. Equity securities (stocks) are subject to market, economic, and business risks that will cause their price to rise or fall over time. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio change and an investor may lose money. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected. Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses and will be subject to the risks of the underlying investments.

Must be preceded or accompanied by a prospectus.

The Funds are distributed by Quasar Distributors, LLC.

SGI GLOBAL EQUITY FUND

SEMI-Annual Investment Adviser’s Report
FEBRUARY 29, 2020 (Unaudited)

Dear Shareholder:

Established in 2010, Summit Global Investments (SGI) is a specialized asset management firm. SGI’s strategies utilize a distinct quantitative process to analyze the market and select stocks SGI determines and believes provide the least amount of adverse surprises. SGI further incorporates fundamental analysis, examining each potential holding for idiosyncratic downside risks and environmental, social, and governance (“ESG”) characteristics. The goal is to invest in outstanding companies with the least potential for surprises.

As fine as 2019 was for U.S. stocks it now seems but a faint memory, one many wish could be back with us now. To continue to manage risk effectively, SGI began closely monitoring the spread of COVID-19 (coronavirus) in January 2020. Panic has started to grip the market and the mindshare of the world. The stock market volatility is increasing.

SGI cannot foresee every bump or every cliff, let alone every turn of this virus, but we feel a bit like Chicken Little, saying the “sky is falling”. In January 2020, we believed the economic impact of COVID-19 would be unprecedented. As such, we began selling exposure to COVID-19, including selling out of all travel, leisure and energy. We sold stocks with high exposure to China. For example, stocks like Nike, Starbucks and McDonalds. In February we continued to reduce our risk, selling specific industrials and financials. COVID-19 doesn’t really care who you are nor how well managed you are as a company.

As China started reporting information on the virus, we looked to avoid the hardest hit names and sectors from the onset through active management. There will be days when “the baby is thrown out with the bath water” and all stocks suffer. We know no one, not the great trader nor the great timer, can walk between the rain drops, but we are hopeful these moves will help the portfolio.

While we repositioned our portfolios with hope and experience, we ended the year with our highest cash levels, throughout the various funds, in the history of SGI.

SGI is defensive in nature; however, we are also quite cognizant of the fact that having a portfolio of utilities, real estate investment trusts (“REITs”), and consumer staples still wouldn’t mitigate risks as much as we’d like. Going to really high cash levels makes little sense too, since we never know what tomorrow will bring.

I know everyone, especially clients, care about downside protection. At SGI, we have designed our distinct quantitative and qualitative processes with loss mitigation in mind. Again, the goal is to invest in outstanding companies with the least potential for surprises. But sometimes you lose. And Personally, I HATE losing. But I also realize that consistent long-term outperformance speaks volumes.

Market volatility comes down to massive uncertainty, fear of the unknown, anxiety, changes to our daily norms, etc. On top of all this, when markets have little information and less visibility into the future, volatility may intensify.

In addition to taking steps within portfolios to limit the impact of COVID-19, we have taken precautions to minimize risk to our employees, customers and operations.

Our plan to protect employees and continue business operations to all aspects of SGI; business lines and SGI employees. It augments existing preparedness and recovery planning and outlines technologies and strategies by which the impact of a virus upon the company and its employees may be mitigated.

We are ready to respond as necessary should the virus become more prevalent in the areas where we operate. Currently every SGI employee, where possible, has configured work environments at home with the necessary technology and connectivity required to work via remote. Additionally, we will continue to monitor relevant information and to make appropriate adjustments where necessary.

The continual delivery of critical financial services is the focus and foundational basis of our strategic planning. We will continue to provide financial services to our customers at the highest service levels.

SGI GLOBAL EQUITY FUND

SEMI-Annual Investment Adviser’s Report (CONTINUED)
FEBRUARY 29, 2020 (Unaudited)

Everyone at SGI is 100% committed to doing everything we can to ensure your investments perform as designed. Again, if there is any doubt you have or any questions, please do not hesitate to reach out to me directly or to the team collectively.

Sincerely,

David Harden

Highlights

●

The SGI Global Equity Fund I Shares returned -1.30% on a gross basis in the six months ended February 29, 2020. The fund underperformed its benchmark, the MSCI ACWI Index, which increased 1.35% over the same time period.

●	Underweighting the Information Technology sector and overweighting the Consumer Staples sector hurt relative performance, while underweighting both Industrials and Real Estate sectors benefitted.

●

Stock selection in both the Energy and Consumer Staples sectors was positive and contributed to relative performance, while stock selection in Information Technology, Real Estate, and Communications Services sectors detracted.

●	From a factor exposure standpoint, underweight both growth and momentum factors hurt relative performance, while our slight underweight to the volatility factor benefitted.

INVESTMENT OBJECTIVE

The Fund seeks greater long term capital appreciation relative to the MSCI ACWI Index over a market cycle while reducing overall volatility.

FUND COMMENTARY

How did the fund perform in the past six months?

The SGI Global Equity Fund I Shares returned -1.30% on a gross basis in the six-month period ended February 29, 2020. The fund lagged its benchmark, the MSCI ACWI Index, which increased 1.35%.

What factors influenced the fund’s performance?

The fund’s significant underweight in the Information Technology sector detracted from relative performance. The fund’s significant overweight in the Consumer Staples sector also detracted. The fund’s underweight in both the Industrials and Real Estate sectors somewhat benefitted relative performance. All sectors of the market had a meaningful pullback during the last several weeks of the period as coronavirus fears gripped the financial markets.

Stock selection in the Information Technology sector was frankly poor. Especially costly was the fund’s underweight position to several of the largest Information Technology companies such as Apple and Microsoft, each representing over 2.5% of the benchmark. Our position in Infosys was also costly hurting performance.

In terms of individual stocks, the six largest contributors to relative performance were Eli Lilly, Nike, Enbridge, Algonquin Power, Novo-Nordisk, and Telus each returned more than 11% during the period. The six worst contributors to relative performance were Infosys, Telekomunika Indonesia, Public Storage, Agnico Eagle Mining, and Alleghany each fell more than 17% during the period.

SGI GLOBAL EQUITY FUND

SEMI-Annual Investment Adviser’s Report (Concluded)
FEBRUARY 29, 2020 (Unaudited)

From a factor exposure standpoint, underweight both growth and momentum factors hurt relative performance, while our slight underweight to the volatility factor benefitted the fund.

How is the fund positioned?

The fund is significantly underweight three sectors, Consumer Discretionary, Industrials, and Information Technology. The fund is overweight three traditionally more defensive sectors, Consumer Staples, Utilities, and Communications Services. The fund also had a higher than typical cash position at the end of the period due to cash inflows. This cash will likely be deployed into what we believe to be attractive stocks in the near term.

What is portfolio management’s outlook?

The risks in the market today are clearly more challenging than those that existed at the end of 2019. The coronavirus outbreak which began in China has spread throughout the world. The pandemic will clearly diminish global economic activities and likely begin a global recession. The degree of economic disruption and the length remains to be seen. Only time will tell. Central banks and governments have already responded with interest rate cuts, bond market support, and various stimulus measures. The effectiveness of these measures is difficult to calibrate because the numbers of coronavirus infections is still rising globally.

Additionally, the U.S. election season creates more uncertainty, especially for certain sectors such as Health Care and Information Technology. It is difficult for forecast these macroeconomic factors and how they will affect stock prices.

Despite these uncertainties, we remain optimistic because just as the market and economic disruptions occurred rapidly, we believe the recovery is likely to also be rapid. Accommodative monetary policies combined with fiscal stimulus should support asset prices in the medium to longer term, in our view. Additionally, in our opinion, the coronavirus pandemic will plateau and recede just as all other pandemics have historically. Over longer time horizons, we believe that our managed risk approach towards investing can provide favorable relative returns. As always, we maintain a disciplined adherence to our rigorous quantitative and fundamental investment process.

The views expressed reflect the opinions of Summit Global Investments as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Portfolio of Investments in this report for a complete list of fund holdings.

The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets countries. With more than 2, 800 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in an index.

Mutual Fund investing involves risk. Principal loss is possible. Equity securities (stocks) are subject to market, economic, and business risks that will cause their price to rise or fall over time. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio change and an investor may lose money. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected. International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses and will be subject to the risks of the underlying investments. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger companies.

Must be preceded or accompanied by a prospectus.

The Funds are distributed by Quasar Distributors, LLC.

SGI U.S. LARGE CAP EQUITY FUND - CLASS I SHARES

Performance Data

FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class I Shares	-1.90%	6.70%	10.18%	9.03%	11.41%
S&P 500® Index(3)	3.90%	8.19%	9.87%	9.23%	12.36%(3)

(1)	Not annualized.

(2)	Class I Shares of the Fund commenced operations on February 29, 2012.

(3)	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual operating expenses, as stated in the current prospectus dated February 28, 2020, is 0.93% of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through February 28, 2021 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.98% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before February 28, 2021 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.98% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS A SHARES

Performance Data (continued)

FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months(1)	One Year	Three Years	Since Inception(2)
Class A Shares (without sales charge)	-2.04%	6.39%	9.91%	9.46%
Class A Shares (with sales charge)	-7.17%	0.83%	7.95%	8.12%
S&P 500® Index(3)	3.90%	8.19%	9.87%	10.69%(3)

(1)	Not annualized.

(2)	Class A Shares of the Fund commenced operations on October 29, 2015.

(3)	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual operating expenses, as stated in the current prospectus dated February 28, 2020, is 1.18% of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through February 28, 2021 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse certain expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before February 28, 2021 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS C SHARES

Performance Data (Continued)

FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months(1)	One Year	Three Years	Since Inception(2)
Class C Shares	-2.38%	5.63%	9.13%	9.25%
S&P 500® Index(3)	3.90%	8.19%	9.87%	11.51%(3)

(1)	Not annualized.

(2)	Class C Shares of the Fund commenced operations on December 31, 2015.

(3)	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual operating expenses, as stated in the current prospectus dated February 28, 2020, is 1.93% of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through February 28, 2021 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.98% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before February 28, 2021 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.98% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI U.S. SMALL CAP EQUITY FUND - CLASS I SHARES

Performance Data (Continued)

FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months(1)	One Year	Three Years	Since Inception(2)
Class I Shares	-5.15%	-6.70%	1.64%	6.15%
Russell 2000® Index(3)	-1.03%	-4.92%	3.52%	8.86%(3)

(1)	Not annualized.

(2)	Class I Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 28, 2020, are 1.92% and 1.75%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through February 28, 2021 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before February 28, 2021 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI U.S. SMALL CAP EQUITY FUND - CLASS A SHARES (FORMERLY RETAIL CLASS SHARES)

Performance Data (Continued)

FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months(1)	One Year	Three Years	Since Inception(2)
Class A Shares (without sales charge)	-5.26%	-6.88%	1.41%	5.93%
Class A Shares (with sales charge)	-10.20%	-11.80%	-0.39%	4.49%
Russell 2000® Index(3)	-1.03%	-4.92%	3.52%	8.86%(3)

(1)	Not annualized.

(2)	Class A Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 28, 2020, are 2.17% and 2.00%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through February 28, 2021 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.48% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.48%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before February 28, 2021 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.48% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI U.S. SMALL CAP EQUITY FUND - CLASS C SHARES

Performance Data (Continued)

FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020
	Six Months(1)	One Year	Three Years	Since Inception(2)
Class C Shares	-5.58%	-7.63%	0.64%	5.12%
Russell 2000® Index(3)	-1.03%	-4.92%	3.52%	8.86%(3)

(1)	Not annualized.

(2)	Class C Shares of the Fund commenced operations on March 31, 2016.

(3)	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 28, 2020, are 2.92% and 2.75%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through February 28, 2021 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 2.23% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 2.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before February 28, 2021 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 2.23% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SGI GLOBAL EQUITY FUND - CLASS I SHARES

Performance Data (Continued)

FEBRUARY 29, 2020 (Unaudited)

Average Annual Total Returns for the periods ended February 29, 2020(1)
	Six Months(2)	One Year	Five Years	Ten Years	Since Inception
Class I Shares(3)	-1.72%	5.87%	4.65%	13.25%	15.66%
MSCI ACWI Index(4)	2.28%	3.89%	5.55%	8.10%	11.03%(4)

(1)	Returns for periods prior to January 3, 2017 were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy.

(2)	Not annualized.

(3)

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund, a newly created series of The RBB Fund, Inc. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009. Effective January 3, 2017, the Scotia Dynamic U.S. Growth Fund changed its name to the Summit Global Investments Global Low Volatility Fund (the “Fund”).

(4)	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 28, 2020, are 1.11% and 0.84%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through February 28, 2021 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until February 28, 2021, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.84% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices.

The MSCI ACWI Index (the “Index”) captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With more than 2,700 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly with an index.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

FEBRUARY 29, 2020 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2019 through February 29, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	SGI U.S. Large Cap Equity Fund
	Beginning Account Value SEPTEMBER 1, 2019	Ending Account Value FEBRUARY 29, 2020	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 981.00	$ 4.14	0.84%	-1.90%
Class A Shares	1,000.00	979.60	5.36	1.09	-2.04
Class C Shares	1,000.00	976.20	9.04	1.84	-2.38

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,020.69	$ 4.22	0.84%	N/A
Class A Shares	1,000.00	1,019.44	5.47	1.09	N/A
Class C Shares	1,000.00	1,015.71	9.22	1.84	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

FEBRUARY 29, 2020 (Unaudited)

	SGI U.S. Small Cap Equity Fund
	Beginning Account Value SEPTEMBER 1, 2019	Ending Account Value FEBRUARY 29, 2020	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 948.50	$ 5.96	1.23%	-5.15%
Class A Shares	1,000.00	947.40	7.17	1.48	-5.26
Class C Shares	1,000.00	944.20	10.78	2.23	-5.58

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,018.75	$ 6.17	1.23%	N/A
Class A Shares	1,000.00	1,017.50	7.42	1.48	N/A
Class C Shares	1,000.00	1,013.77	11.17	2.23	N/A

	SGI Global Equity Fund
	Beginning Account Value SEPTEMBER 1, 2019	Ending Account Value FEBRUARY 29, 2020	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 982.80	$ 4.14	0.84%	-1.72%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,020.69	$ 4.22	0.84%	N/A

*

Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2019 to February 29, 2020, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. Each Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for each Fund.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio Holdings Summary Table

FEBRUARY 29, 2020 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
REITs	11.0%	$62,479,601
Software	9.6	54,810,589
Retail	9.4	53,064,641
Food	8.6	48,391,731
Electric	8.0	45,078,494
Pharmaceuticals	5.0	28,115,958
Commercial Services	4.8	27,125,927
Internet	3.6	20,438,346
Telecommunications	3.5	19,622,276
Computers	3.1	17,320,604
Electronics	3.0	17,046,787
Home Builders	2.9	16,135,592
Water	2.8	15,940,231
Healthcare-Products	2.7	14,965,188
Healthcare-Services	1.9	10,545,666
Diversified Financial Services	1.9	10,524,090
Aerospace/Defense	1.9	10,407,801
Distribution & Wholesale	1.6	8,853,504
Household Products & Wares	1.6	8,847,810
Cosmetics & Personal Care	1.5	8,311,110
Beverages	1.4	8,080,236
Media	1.1	6,078,880
Banks	1.1	5,883,459
Home Furnishings	1.0	5,531,940
Advertising	1.0	5,440,056
Environmental Control	0.9	5,082,561
Insurance	0.9	4,827,320
Machinery-Diversified	0.7	3,935,412
Chemicals	0.4	2,237,580
SHORT-TERM INVESTMENT	2.1	11,708,471
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	5,672,780
NET ASSETS	100%	$562,504,641

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.9%
Advertising — 1.0%
Interpublic Group of Cos Inc., (The)	73,700	$1,574,232
Omnicom Group, Inc.	55,800	3,865,824
		5,440,056
Aerospace/Defense — 1.9%
L3Harris Technologies, Inc.	41,600	8,225,568
Lockheed Martin Corp.	5,900	2,182,233
		10,407,801
Banks — 1.1%
Northern Trust Corp.	12,300	1,079,448
Regions Financial Corp.	72,000	973,440
Umpqua Holdings Corp.	248,900	3,830,571
		5,883,459
Beverages — 1.4%
PepsiCo, Inc.	61,200	8,080,236
Chemicals — 0.4%
Ecolab, Inc.	12,400	2,237,580
Commercial Services — 4.8%
Cintas Corp.	4,300	1,146,982
Gartner, Inc.*	58,600	7,582,254
Robert Half International, Inc.	45,500	2,293,655
S&P Global, Inc.	56,300	14,970,733
Verisk Analytics, Inc.	7,300	1,132,303
		27,125,927
Computers — 3.1%
Accenture PLC, Class A, (Ireland)	27,400	4,948,166
Amdocs Ltd	46,200	2,945,250
Cognizant Technology Solutions Corp., Class A	136,900	8,341,317
Hewlett Packard Enterprise Co.	84,900	1,085,871
		17,320,604
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	123,000	8,311,110
Distribution & Wholesale — 1.6%
Copart, Inc.*	104,800	8,853,504
Diversified Financial Services — 1.9%
Cboe Global Markets, Inc.	83,000	9,462,000
T Rowe Price Group, Inc.	9,000	1,062,090
		10,524,090
Electric — 8.0%
Alliant Energy Corp.	21,300	1,110,156
Avangrid, Inc.	242,900	12,069,701
Consolidated Edison, Inc.	13,300	1,048,306
DTE Energy Co.	45,000	5,025,150
Evergy, Inc.	165,100	10,789,285
Eversource Energy	14,100	1,219,086

	Number of Shares	Value
Electric — 8.0% (Continued)
OGE Energy Corp.	173,000	$6,591,300
Pinnacle West Capital Corp.	13,400	1,199,166
Xcel Energy, Inc.	96,700	6,026,344
		45,078,494
Electronics — 3.0%
FLIR Systems, Inc.	95,900	4,072,873
Garmin Ltd., (Switzerland)	22,600	1,997,614
National Instruments Corp.	272,500	10,976,300
		17,046,787
Environmental Control — 0.9%
Republic Services, Inc.	39,000	3,520,140
Waste Management, Inc.	14,100	1,562,421
		5,082,561
Food — 8.6%
Flowers Foods, Inc.	778,100	16,752,493
Hershey Co., (The)	49,000	7,055,510
Ingredion, Inc.	106,200	8,846,460
Lamb Weston Holdings, Inc.	70,200	6,099,678
Sysco Corp.	144,600	9,637,590
		48,391,731
Healthcare-Products — 2.7%
IDEXX Laboratories, Inc.*	58,800	14,965,188
Healthcare-Services — 1.9%
Chemed Corp.	3,000	1,252,860
Humana, Inc.	3,600	1,150,848
Quest Diagnostics, Inc.	10,900	1,156,054
UnitedHealth Group, Inc.	27,400	6,985,904
		10,545,666
Home Builders — 2.9%
NVR, Inc.*	4,400	16,135,592
Home Furnishings — 1.0%
Dolby Laboratories Inc., Class A	84,200	5,531,940
Household Products & Wares — 1.6%
Clorox Co., (The)	55,500	8,847,810
Insurance — 0.9%
American International Group, Inc.	114,500	4,827,320
Internet — 3.6%
Alphabet, Inc., Class A*	1,600	2,142,800
Amazon.com, Inc.*	2,900	5,462,875
CDW Corp.	14,300	1,633,346
F5 Networks, Inc.*	10,000	1,199,500
VeriSign, Inc.*	52,700	9,999,825
		20,438,346
Machinery-Diversified — 0.7%
Graco, Inc.	22,400	1,104,768
Xylem, Inc.	36,600	2,830,644
		3,935,412

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Portfolio of Investments (CONCLUDED)

FEBRUARY 29, 2020 (Unaudited)

	Number of Shares	Value
Media — 1.1%
Charter Communications, Inc., Class A*	2,300	$1,134,291
Comcast Corp., Class A	122,300	4,944,589
		6,078,880
Pharmaceuticals — 5.0%
AbbVie, Inc.	79,800	6,839,658
Eli Lilly & Co.	43,300	5,461,429
Jazz Pharmaceuticals PLC, (Ireland)*	8,300	951,014
PRA Health Sciences, Inc.*	56,100	5,284,620
Zoetis, Inc.	71,900	9,579,237
		28,115,958
REITs — 11.0%
American Tower Corp.	26,300	5,964,840
Crown Castle International Corp.	40,800	5,846,232
Equity LifeStyle Properties Inc.	185,800	12,695,714
Essex Property Trust, Inc.	52,200	14,791,392
Public Storage	54,500	11,397,040
UDR, Inc.	44,300	1,992,614
Ventas, Inc.	36,700	1,973,359
WP Carey, Inc.	101,000	7,818,410
		62,479,601
Retail — 9.4%
Darden Restaurants, Inc.	103,800	10,120,500
Dollar General Corp.	39,800	5,981,940
Home Depot, Inc., (The)	28,400	6,186,656
O’Reilly Automotive, Inc.*	3,000	1,106,160
Ross Stores, Inc.	14,400	1,566,432
TJX Cos, Inc., (The)	204,100	12,205,180
Tractor Supply Co.	12,700	1,124,077
Wal-Mart Stores, Inc.	137,200	14,773,696
		53,064,641
Software — 9.6%
Adobe Systems, Inc.*	8,600	2,968,032
Cadence Design Systems, Inc.*	55,400	3,664,156
Fiserv, Inc.*	92,800	10,148,608
Intuit, Inc.	32,000	8,507,200
Jack Henry & Associates, Inc.	66,800	10,136,232
Microsoft Corp.	18,700	3,029,587
Paychex, Inc.	44,800	3,471,104
Synopsys, Inc.*	40,200	5,544,786
Take-Two Interactive Software, Inc.*	68,300	7,340,884
		54,810,589

	Number of Shares	Value
Telecommunications — 3.5%
Cisco Systems, Inc.	110,000	$4,392,300
T-Mobile US, Inc.*	15,200	1,370,432
Verizon Communications, Inc.	255,900	13,859,544
		19,622,276
Water — 2.8%
American Water Works Co., Inc.	116,000	14,344,560
Essential Utilities, Inc.	37,100	1,595,671
		15,940,231
TOTAL COMMON STOCKS
(Cost $512,634,313)		545,123,390

SHORT-TERM INVESTMENTS - 2.1%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.46% (a)	11,708,471	11,708,471
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,708,471)		11,708,471
TOTAL INVESTMENTS - 99.0%
(Cost $524,342,784)		556,831,861
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		5,672,780
NET ASSETS - 100.0%		$562,504,641

*	Non-income producing security.

(a)	Seven-day yield as of February 29, 2020.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio Holdings Summary Table

FEBRUARY 29, 2020 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
REITs	16.3%	$7,386,159
Banks	6.5	3,005,167
Electric	6.2	2,796,865
Software	5.4	2,448,013
Commercial Services	4.3	1,955,382
Insurance	3.9	1,771,449
Investment Companies	3.6	1,655,705
Pharmaceuticals	3.3	1,486,078
Retail	2.9	1,362,425
Gas	2.6	1,200,609
Biotechnology	2.1	971,280
Electronics	2.1	956,863
Diversified Financial Services	2.0	921,066
Healthcare-Products	2.0	917,980
Home Builders	2.0	877,845
Food	1.8	839,167
Savings & Loans	1.8	792,745
Water	1.7	774,504
Internet	1.2	542,336
Healthcare-Services	1.2	531,522
Metal Fabricate/Hardware	1.1	521,616
Auto Parts & Equipment	1.1	489,637
Household Products/Wares	1.1	488,880
Apparel	1.0	475,799
Building Materials	1.0	452,682
Semiconductors	1.0	445,374
Computers	1.0	443,520
Agriculture	1.0	440,880
Telecommunications	0.9	423,120
Forest Products & Paper	0.9	421,721
Machinery-Diversified	0.9	416,455
Textiles	0.9	408,782
Miscellaneous Manufacturing	0.9	401,672
Engineering & Construction	0.8	369,570
Real Estate	0.8	361,140
Auto Manufacturers	0.8	345,084
SHORT-TERM INVESTMENT	1.7	759,166
OTHER ASSETS IN EXCESS OF LIABILITIES	10.2	4,633,325
NET ASSETS	100%	$45,491,583

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 88.1%
Agriculture — 1.0%
Limoneira Co.	26,400	$440,880
Apparel — 1.0%
Rocky Brands, Inc.	19,540	475,799
Auto Manufacturers — 0.8%
Blue Bird Corp.*	19,300	345,084
Auto Parts & Equipment — 1.1%
Cooper Tire & Rubber Co.	19,209	489,637
Banks — 6.5%
Byline Bancorp, Inc.	25,176	440,580
First Bancshares, Inc., (The)	14,200	423,728
First Financial Corp.	11,490	459,026
Great Southern Bancorp, Inc.	8,400	431,004
Heritage Commerce Corp.	39,400	404,244
Independent Bank Corp.	22,300	436,411
WesBanco, Inc.	13,400	410,174
		3,005,167
Biotechnology — 2.1%
Emergent BioSolutions, Inc.*	9,600	563,328
NeoGenomics, Inc.*	14,400	407,952
		971,280
Building Materials — 1.0%
Select Interior Concepts, Inc., Class A*	60,600	452,682
Commercial Services — 4.3%
Carriage Services, Inc.	24,404	516,145
Ennis, Inc.	27,900	560,790
ICF International, Inc.	5,200	395,096
Kelly Services, Inc., Class A	29,100	483,351
		1,955,382
Computers — 1.0%
Sykes Enterprises, Inc.*	14,000	443,520
Diversified Financial Services — 2.0%
International Money Express, Inc.*	52,600	495,492
Provident Financial Services, Inc.	21,300	425,574
		921,066
Electric — 6.2%
Avista Corp.	8,900	419,635
NorthWestern Corp.	6,300	443,142
Otter Tail Corp.	10,100	490,961
PNM Resources, Inc.	10,800	508,464
Portland General Electric Co.	9,000	489,690
Unitil Corp.	7,898	444,973
		2,796,865

	Number of Shares	Value
Electronics — 2.1%
Ituran Location and Control Ltd., (Israel)	21,210	$485,497
OSI Systems, Inc.*	5,800	471,366
		956,863
Engineering & Construction — 0.8%
Great Lakes Dredge & Dock Corp.*	38,100	369,570
Food — 1.8%
Ingles Markets, Inc., Class A	13,569	485,363
J&J Snack Foods Corp.	2,200	353,804
		839,167
Forest Products & Paper — 0.9%
Neenah, Inc.	7,300	421,721
Gas — 2.6%
Chesapeake Utilities Corp.	4,500	384,750
New Jersey Resources Corp.	10,100	356,631
Southwest Gas Holdings, Inc.	7,100	459,228
		1,200,609
Healthcare-Products — 2.0%
iRadimed Corp.*	17,600	417,824
NuVasive, Inc.*	7,600	500,156
		917,980
Healthcare-Services — 1.2%
US Physical Therapy, Inc.	5,100	531,522
Home Builders — 2.0%
Forestar Group, Inc.*	24,900	445,461
Taylor Morrison Home Corp.*	19,200	432,384
		877,845
Household Products/Wares — 1.1%
Quanex Building Products Corp.	29,100	488,880
Insurance — 3.9%
CNO Financial Group, Inc.	27,900	446,958
FBL Financial Group, Inc., Class A	9,400	448,944
Heritage Insurance Holdings, Inc.	39,200	437,472
National General Holdings Corp.	22,500	438,075
		1,771,449
Internet — 1.2%
HealthStream, Inc.*	22,300	542,336
Investment Companies — 3.6%
Fidus Investment Corp.	32,948	434,255
Gladstone Capital Corp.	43,495	375,362
PennantPark Investment Corp.	75,977	435,348
Solar Capital Ltd.	22,000	410,740
		1,655,705

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Portfolio of Investments (Concluded)

FEBRUARY 29, 2020 (Unaudited)

	Number of Shares	Value
Machinery-Diversified — 0.9%
Albany International Corp., Class A	6,500	$416,455
Metal Fabricate/Hardware — 1.1%
Northwest Pipe Co.*	16,533	521,616
Miscellaneous Manufacturing — 0.9%
Myers Industries, Inc.	29,600	401,672
Pharmaceuticals — 3.3%
Amphastar Pharmaceuticals, Inc.*	30,400	467,856
BioSpecifics Technologies Corp.*	9,800	540,862
Eagle Pharmaceuticals, Inc.*	10,400	477,360
		1,486,078
Real Estate — 0.8%
McGrath RentCorp	5,200	361,140
REITs — 16.3%
American Assets Trust, Inc.	10,920	452,634
Ares Commercial Real Estate Corp.	31,777	484,917
Cherry Hill Mortgage Investment Corp.	28,700	409,262
Chimera Investment Corp.	22,900	449,985
CorEnergy Infrastructure Trust, Inc.	10,100	352,490
Exantas Capital Corp.	47,670	546,298
First Industrial Realty Trust, Inc.	11,200	431,200
Investors Real Estate Trust	6,300	443,835
Lexington Realty Trust	46,700	484,279
National Health Investors, Inc.	6,100	498,553
One Liberty Properties, Inc.	21,000	506,100
Piedmont Office Realty Trust, Inc., Class A	22,800	492,252
Saul Centers, Inc.	8,682	373,413
Urstadt Biddle Properties, Inc., Class A	25,200	519,372
Western Asset Mortgage Capital Corp.	49,200	492,984
Whitestone REIT	36,500	448,585
		7,386,159
Retail — 2.9%
Foundation Building Materials, Inc.*	26,389	411,668
PC Connection, Inc.	12,794	520,332
Ruth’s Hospitality Group, Inc.	22,500	430,425
		1,362,425
Savings & Loans — 1.8%
First Defiance Financial Corp.	14,500	346,767
Flushing Financial Corp.	24,565	445,978
		792,745

	Number of Shares	Value
Semiconductors — 1.0%
Photronics, Inc.*	35,773	$445,374
Software — 5.4%
Computer Programs & Systems, Inc.	21,900	586,482
CSG Systems International, Inc.	9,500	420,375
Digi International, Inc.*	27,000	357,480
ManTech International Corp., Class A	6,600	494,340
Simulations Plus, Inc.	18,100	589,336
		2,448,013
Telecommunications — 0.9%
InterDigital, Inc.	8,000	423,120
Textiles — 0.9%
UniFirst Corp.	2,200	408,782
Water — 1.7%
California Water Service Group	8,089	387,949
Middlesex Water Co.	6,500	386,555
		774,504
TOTAL COMMON STOCKS
(Cost $43,202,567)		40,099,092

SHORT-TERM INVESTMENTS - 1.7%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.46% (a)	759,166	759,166
TOTAL SHORT-TERM INVESTMENTS
(Cost $759,166)		759,166
TOTAL INVESTMENTS - 89.8%
(Cost $43,961,733)		40,858,258
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.2%		4,633,325
NET ASSETS - 100.0%		$45,491,583

*	Non-income producing security.

(a)	Seven-day yield as of February 29, 2020.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio Holdings Summary Table

FEBRUARY 29, 2020 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	11.0%	$3,350,663
Software	10.2	3,134,414
Insurance	8.8	2,699,690
Telecommunications	8.0	2,437,086
Electric	5.3	1,627,974
Food	4.6	1,425,986
Banks	4.5	1,389,785
REITs	4.2	1,285,184
Retail	3.7	1,139,265
Internet	3.6	1,100,857
Media	3.1	954,813
Diversified Financial Services	2.1	647,145
Household Products & Wares	2.0	605,796
Investment Companies	1.9	568,989
Computers	1.8	561,516
Beverages	1.7	523,656
Healthcare-Products	1.6	503,350
Oil & Gas	1.6	501,562
Transportation	1.4	424,550
Aerospace/Defense	1.3	406,857
Mining	1.2	370,734
SHORT-TERM INVESTMENT	8.3	2,560,350
OTHER ASSETS IN EXCESS OF LIABILITIES	8.1	2,503,032
NET ASSETS	100%	$30,723,254

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio of Investments

FEBRUARY 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 83.6%
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	1,100	$406,857
Banks — 4.5%
HDFC Bank Ltd., (India), ADR	8,200	449,770
ICICI Bank Ltd., (India), ADR	31,800	441,066
Royal Bank of Canada, (Canada)	6,700	498,949
		1,389,785
Beverages — 1.7%
Coca-Cola Co., (The)	5,100	272,799
PepsiCo, Inc.	1,900	250,857
		523,656
Computers — 1.8%
Genpact Ltd.	14,600	561,516
Diversified Financial Services — 2.1%
Mastercard, Inc., Class A	400	116,100
T Rowe Price Group, Inc.	4,500	531,045
		647,145
Electric — 5.3%
Algonquin Power & Utilities Corp., (Canada)	40,700	607,244
Fortis Inc., (Canada)	12,100	489,566
Sempra Energy	3,800	531,164
		1,627,974
Food — 4.6%
Hershey Co., (The)	3,400	489,566
Lancaster Colony Corp.	3,900	563,355
Tyson Foods, Inc., Class A	5,500	373,065
		1,425,986
Healthcare-Products — 1.6%
Medtronic PLC, (Ireland)	5,000	503,350
Household Products & Wares — 2.0%
Clorox Co., (The)	3,800	605,796
Insurance — 8.8%
Alleghany Corp.*	600	403,350
American International Group, Inc.	9,300	392,088
Berkshire Hathaway, Inc., Class B*	2,700	557,118
Chubb Ltd., (Switzerland)	3,520	510,505
Everest Re Group Ltd.	1,700	421,396
Loews Corp.	9,100	415,233
		2,699,690

	Number of Shares	Value
Internet — 3.6%
Alphabet, Inc., Class C*	400	$535,732
Amazon.com, Inc.*	300	565,125
		1,100,857
Investment Companies — 1.9%
Ares Capital Corp.	33,100	568,989
Media — 3.1%
Shaw Communications, Inc., (Canada), Class B	26,700	463,245
Thomson Reuters Corp., (Canada)	6,600	491,568
		954,813
Mining — 1.2%
Agnico Eagle Mines Ltd., (Canada)	7,800	370,734
Oil & Gas — 1.6%
Enbridge, Inc., (Canada)	13,400	501,562
Pharmaceuticals — 11.0%
Eli Lilly & Co.	3,270	412,445
GlaxoSmithKline PLC, (United Kingdom), SP ADR	11,800	478,254
Merck & Co., Inc.	6,800	520,608
Novartis AG, (Switzerland), SP ADR	4,900	411,404
Novo Nordisk, (Denmark), SP ADR	8,500	494,105
Pfizer, Inc.	15,200	507,984
Sanofi, (France), ADR	11,370	525,863
		3,350,663
REITs — 4.2%
Apartment Investment & Management Co., Class A	8,800	420,992
Essex Property Trust, Inc.	1,500	425,040
Public Storage	2,100	439,152
		1,285,184
Retail — 3.7%
TJX Cos, Inc., (The)	10,300	615,940
Wal-Mart Stores, Inc.	4,860	523,325
		1,139,265
Software — 10.2%
Adobe Systems, Inc.*	700	241,584
Microsoft Corp.	3,900	631,839
Nice Ltd., (Isreal), SP ADR	3,800	622,554
Salesforce.com, Inc.*	3,000	511,200
SAP SE, (Germany), SP ADR	4,900	605,493
ServiceNow, Inc.*	1,600	521,744
		3,134,414

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Portfolio of Investments (Concluded)

FEBRUARY 29, 2020 (Unaudited)

	Number of Shares	Value
Telecommunications — 8.0%
China Mobile Ltd., (China), SP ADR	14,100	$561,462
Orange SA, (France), SP ADR	36,900	493,722
SK Telecom Co., Ltd., (Korea), SP ADR	25,300	486,013
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia), SP ADR	19,300	468,025
Verizon Communications, Inc.	7,900	427,864
		2,437,086
Transportation — 1.4%
Canadian National Railway Co., (Canada)	5,000	424,550
TOTAL COMMON STOCKS
(Cost $25,695,100)		25,659,872

SHORT-TERM INVESTMENTS - 8.3%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.46% (a)	2,560,350	2,560,350
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,560,350)		2,560,350
TOTAL INVESTMENTS - 91.9%
(Cost $28,255,450)		28,220,222
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%		2,503,032
NET ASSETS - 100.0%		$30,723,254

*	Non-income producing security.

(a)	Seven-day yield as of February 29, 2020.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
ASSETS
Investments, at value (cost $512,634,313, $43,202,567 and $25,695,100, respectively)	$545,123,390	$40,099,092	$25,659,872
Short-term investments, at value (cost $11,708,471, $759,166 and $2,560,350, respectively)	11,708,471	759,166	2,560,350
Receivables for:
Investments sold	9,493,372	4,575,544	2,651,320
Capital shares sold	3,703,527	248,462	169,888
Dividends	636,318	37,335	56,048
Prepaid expenses and other assets	94,260	48,341	10,207
Total assets	$570,759,338	$45,767,940	$31,107,685

LIABILITIES
Payables for:
Capital shares redeemed	$7,822,962	$213,029	$345,769
Advisory fees	344,222	38,449	14,515
Investments purchased	904	—	—
Other accrued expenses and liabilities	86,609	24,879	24,147
Total liabilities	8,254,697	276,357	384,431
Net assets	$562,504,641	$45,491,583	$30,723,254

NET ASSETS CONSIST OF:
Par value	$32,296	$4,221	$992
Paid-in capital	508,042,232	49,786,390	30,108,225
Total distributable earnings/(loss)	54,430,113	(4,299,028)	614,037
Net assets	$562,504,641	$45,491,583	$30,723,254

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

FEBRUARY 29, 2020 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
CLASS I SHARES:
Net assets applicable to Class I Shares	$542,674,745	$40,429,815	$30,723,254
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	31,156,899	3,750,115	992,398
Net asset value, offering and redemption price per share	$17.42	$10.78	$30.96

CLASS A SHARES:
Net assets applicable to Class A Shares	$17,126,947	$4,953,197	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	979,994	460,400	—
Net asset value and redemption price per share	$17.48	$10.76	$—
Maximum offering price per share (100/94.75 of $17.48 and $10.76, respectively)	$18.45	$11.36	$—

CLASS C SHARES:
Net assets applicable to Class C Shares	$2,702,949	$108,571	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	158,658	10,312	—
Net asset value, offering and redemption price per share	$17.04	$10.53	$—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI U.S. Small Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME
Dividends (net of foreign withholdings taxes of $904, $2,167 and $22,381 respectively)	$5,153,690	$575,814	$296,889
Total investment income	5,153,690	575,814	296,889

EXPENSES
Advisory fees (Note 2)	1,950,958	214,074	96,742
Transfer agent fees (Note 2)	110,704	13,933	1,270
Administration and accounting fees (Note 2)	100,885	10,744	6,747
Legal fees	47,244	2,106	63
Director fees	35,852	2,284	220
Officer fees	30,341	895	395
Registration and filing fees	27,310	22,488	10,397
Distribution fees - Class A Shares	20,755	5,936	—
Distribution fees - Class C Shares	12,940	601	—
Audit and tax service fees	17,086	16,264	18,347
Printing and shareholder reporting fees	8,159	2,033	2,403
Custodian fees (Note 2)	5,393	4,334	1,564
Other expenses	19,115	3,101	2,823
Total expenses before waivers and/or reimbursements	2,386,742	298,793	140,971
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	—	(15,086)	(24,879)
Net expenses after waivers and/or reimbursements net of amounts recouped	2,386,742	283,707	116,092
Net investment income/(loss)	2,766,948	292,107	180,797

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	25,708,867	125,575	975,939
Net change in unrealized appreciation/(depreciation) on investments	(42,465,936)	(3,578,609)	(1,927,905)
Net realized and unrealized gain/(loss) on investments	(16,757,069)	(3,453,034)	(951,966)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,990,121)	$(3,160,927)	$(771,169)

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$2,766,948	$4,824,569
Net realized gain/(loss) from investments	25,708,867	10,735,023
Net change in unrealized appreciation/(depreciation) on investments	(42,465,936)	11,308,915
Net increase/(decrease) in net assets resulting from operations	(13,990,121)	26,868,507

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(14,903,187)	(17,517,675)
Net decrease in net assets from dividends and distributions to shareholders	(14,903,187)	(17,517,675)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	128,114,482	172,452,578
Reinvestment of distributions	4,370,538	5,036,367
Shares redeemed	(58,974,484)	(126,569,669)
Total from Class I Shares	73,510,536	50,919,276
Class A Shares
Proceeds from shares sold	4,342,104	7,959,689
Reinvestment of distributions	410,286	403,709
Shares redeemed	(1,526,950)	(3,680,077)
Total from Class A Shares	3,225,440	4,683,321
Class C Shares
Proceeds from shares sold	781,338	613,171
Reinvestment of distributions	48,859	62,829
Shares redeemed	(366,656)	(300,742)
Total from Class C Shares	463,541	375,258
Net increase/(decrease) in net assets from capital share transactions	77,199,517	55,977,855
Total increase/(decrease) in net assets	48,306,209	65,328,687

NET ASSETS:
Beginning of period	514,198,432	448,869,745
End of period	$562,504,641	$514,198,432

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2019
SHARES TRANSACTIONS:
Class I Shares
Shares sold	6,855,894	10,188,257
Shares reinvested	238,109	323,051
Shares redeemed	(3,184,144)	(7,611,254)
Total Class I Shares	3,909,859	2,900,054
Class A Shares
Shares sold	232,607	465,645
Shares reinvested	22,298	25,780
Shares redeemed	(81,461)	(214,621)
Total Class A Shares	173,444	276,804
Class C Shares
Shares sold	44,016	37,288
Shares reinvested	2,734	4,104
Shares redeemed	(20,198)	(18,244)
Total Class C Shares	26,552	23,148
Net increase/(decrease) in shares outstanding	4,109,855	3,200,006

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$292,107	$414,594
Net realized gain/(loss) from investments	125,575	(817,062)
Net change in unrealized appreciation/(depreciation) on investments	(3,578,609)	(4,332,683)
Net increase/(decrease) in net assets resulting from operations	(3,160,927)	(4,735,151)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(502,871)	(1,658,610)
Net decrease in net assets from dividends and distributions to shareholders	(502,871)	(1,658,610)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	15,281,234	20,004,763
Reinvestment of distributions	300,161	838,394
Shares redeemed	(5,601,782)	(12,930,454)
Total from Class I Shares.	9,979,613	7,912,703
Class A Shares*
Proceeds from shares sold	2,215,115	2,224,523
Reinvestment of distributions	46,214	151,457
Shares redeemed	(799,672)	(1,449,518)
Total from Class A Shares	1,461,657	926,462
Class C Shares
Proceeds from shares sold	900	14,600
Reinvestment of distributions	755	7,326
Shares redeemed	(165)	(72,888)
Total from Class C Shares	1,490	(50,962)
Net increase/(decrease) in net assets from capital share transactions	11,442,760	8,788,203
Total increase/(decrease) in net assets	7,778,962	2,394,442

NET ASSETS:
Beginning of period	37,712,621	35,318,179
End of period	$45,491,583	$37,712,621

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	For the Year Ended August 31, 2019
SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,257,236	1,698,457
Shares reinvested	24,285	76,496
Shares redeemed	(465,190)	(1,124,567)
Total Class I Shares	816,331	650,386
Class A Shares*
Shares sold	183,237	191,173
Shares reinvested	3,745	13,832
Shares redeemed	(66,220)	(123,219)
Total Class A Shares	120,762	81,786
Class C Shares
Shares sold	77	1,304
Shares reinvested	63	680
Shares redeemed	(14)	(6,497)
Total Class C Shares	126	(4,513)
Net increase/(decrease) in shares outstanding	937,219	727,659

*	Formerly Retail Class Shares.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)	For the Year Ended August 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$180,797	$344,925
Net realized gain/(loss) from investments	975,939	2,120,140
Net change in unrealized appreciation/(depreciation) on investments	(1,927,905)	(688,644)
Net increase/(decrease) in net assets resulting from operations	(771,169)	1,776,421

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(985,930)	(258,783)
Net decrease in net assets from dividends and distributions to shareholders	(985,930)	(258,783)

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	14,667,202	2,899,780
Reinvestment of distributions	698,565	254,839
Shares redeemed	(4,405,713)	(2,681,816)
Net increase/(decrease) in net assets from capital share transactions	10,960,054	472,803
Total increase/(decrease) in net assets	9,202,955	1,990,441

NET ASSETS:
Beginning of period	21,520,299	19,529,858
End of period	$30,723,254	$21,520,299

SHARES TRANSACTIONS:
Class I Shares
Shares sold	445,118	93,423
Shares reinvested	21,205	8,846
Shares redeemed	(133,712)	(87,129)
Net increase/(decrease) in shares outstanding	332,611	15,140

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$18.24		$17.97	$15.43	$14.69	$13.78	$13.72
Net investment income/(loss)(1)	0.09		0.18	0.16	0.22	0.21	0.21
Net realized and unrealized gain/(loss) on investments(2)	(0.42)		0.75	3.52	0.90	1.66	0.44
Net increase/(decrease) in net assets resulting from operations	(0.33)		0.93	3.68	1.12	1.87	0.65
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.11)	(0.18)	(0.16)	(0.21)	(0.16)
Net realized capital gains	(0.31)		(0.55)	(0.96)	(0.22)	(0.75)	(0.43)
Total dividends and distributions to shareholders	(0.49)		(0.66)	(1.14)	(0.38)	(0.96)	(0.59)
Net asset value, end of period	$17.42		$18.24	$17.97	$15.43	$14.69	$13.78
Total investment return/(loss)(3)	(1.90	)%(5)	5.83%	24.98%	7.73%	13.99%	4.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$542,675		$497,097	$437,424	$91,977	$106,110	$72,850
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	0.84	%(6)	0.93%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	0.84	%(6)	0.86%	0.94%	1.14%	1.14%	1.20%
Ratio of net investment income/(loss) to average net assets	1.00	%(6)	1.07%	0.87%	1.32%	1.49%	1.47%
Portfolio turnover rate(4)	47	%(5)	104%	85%	31%	41%	42%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class A Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period October 29, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$18.29		$17.99	$15.40	$14.67	$14.69
Net investment income/(loss)(2)	0.07		0.14	0.10	0.16	0.14
Net realized and unrealized gain/(loss) on investments(3)	(0.43)		0.76	3.55	0.92	0.79
Net increase/(decrease) in net assets resulting from operations	(0.36)		0.90	3.65	1.08	0.93
Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.05)	(0.10)	(0.13)	(0.20)
Net realized capital gains	(0.31)		(0.55)	(0.96)	(0.22)	(0.75)
Total dividends and distributions to shareholders	(0.45)		(0.60)	(1.06)	(0.35)	(0.95)
Net asset value, end of period	$17.48		$18.29	$17.99	$15.40	$14.67
Total investment return/(loss)(4)	(2.04	)%(5)	5.61%	24.68%	7.48%	6.74	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,127		$14,751	$9,530	$22,195	$19,288
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.09	%(6)	1.18%	1.23%	1.23%	1.23	%(6)
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.09	%(6)	1.11%	1.27%	1.39%	1.38	%(6)
Ratio of net investment income/(loss) to average net assets	0.76	%(6)	0.84%	0.62%	1.07%	1.15	%(6)
Portfolio turnover rate(7)	47	%(5)	104%	85%	31%	41	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class C Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period December 31, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$17.79		$17.59	$15.15	$14.51	$13.57
Net investment income/(loss)(2)	—		0.01	(0.02)	0.04	0.03
Net realized and unrealized gain/(loss) on investments(3)	(0.41)		0.74	3.48	0.93	0.91
Net increase/(decrease) in net assets resulting from operations	(0.41)		0.75	3.46	0.97	0.94
Dividends and distributions to shareholders from:
Net investment income	(0.03)		—	(0.06)	(0.11)	—
Net realized capital gains	(0.31)		(0.55)	(0.96)	(0.22)	—
Total dividends and distributions to shareholders	(0.34)		(0.55)	(1.02)	(0.33)	—
Net asset value, end of period	$17.04		$17.79	$17.59	$15.15	$14.51
Total investment return/(loss)(4)	(2.38	)%(5)	4.78%	23.80%	6.74%	6.93	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,703		$2,350	$1,916	$1,226	$373
Ratio of expenses to average net assets with waivers and/or reimbursements net of amounts recouped	1.84	%(6)	1.93%	1.98%	1.98%	1.99	%(6)
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	1.84	%(6)	1.86%	2.00%	2.15%	2.16	%(6)
Ratio of net investment income/(loss) to average net assets	0.01	%(6)	0.07%	(0.11)%	0.30%	0.32	%(6)
Portfolio turnover rate(7)	47	%(5)	104%	85%	31%	41	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$11.49		$13.82	$12.39	$10.83	$10.00
Net investment income/(loss)(2)	0.08		0.14	(0.01)	0.04	0.02
Net realized and unrealized gain/(loss) on investments(3)	(0.66)		(1.89)	2.61	1.57	0.81
Net increase/(decrease) in net assets resulting from operations	(0.58)		(1.75)	2.60	1.61	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.04)	(0.05)	(0.05)	—
Net realized capital gains	—		(0.54)	(1.12)	— (7)	—
Total dividends and distributions to shareholders	(0.13)		(0.58)	(1.17)	(0.05)	—
Net asset value, end of period	$10.78		$11.49	$13.82	$12.39	$10.83
Total investment return/(loss)(4)	(5.15	)%(5)	(12.43)%	22.26%	14.86%	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,430		$33,707	$31,559	$12,919	$10,095
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.23%	1.23%	1.23%	1.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.30	%(6)	1.40%	1.60%	2.21%	4.43	%(6)
Ratio of net investment income/(loss) to average net assets	1.33	%(6)	1.19%	(0.05)%	0.31%	0.53	%(6)
Portfolio turnover rate(8)	70	%(5)	145%	122%	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class A Shares (Formerly Retail Class Shares)
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$11.46		$13.80	$12.38	$10.83	$10.00
Net investment income/(loss)(2)	0.06		0.11	(0.03)	0.01	0.01
Net realized and unrealized gain/(loss) on investments(3)	(0.65)		(1.88)	2.59	1.57	0.82
Net increase/(decrease) in net assets resulting from operations	(0.59)		(1.77)	2.56	1.58	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.03)	(0.02)	(0.03)	—
Net realized capital gains	—		(0.54)	(1.12)	— (7)	—
Total dividends and distributions to shareholders	(0.11)		(0.57)	(1.14)	(0.03)	—
Net asset value, end of period	$10.76		$11.46	$13.80	$12.38	$10.83
Total investment return/(loss)(4)	(5.26	)%(5)	(12.61)%	21.90%	14.63%	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,953		$3,892	$3,560	$3,132	$2,010
Ratio of expenses to average net assets with waivers and reimbursements	1.48	%(6)	1.48%	1.48%	1.48%	1.48	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.55	%(6)	1.65%	1.86%	2.44%	4.68	%(6)
Ratio of net investment income/(loss) to average net assets	1.08	%(6)	0.94%	(0.23)%	0.06%	0.28	%(6)
Portfolio turnover rate(8)	70	%(5)	145%	122%	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class C Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$11.22		$13.59	$12.27	$10.80	$10.00
Net investment income/(loss)(2)	0.02		0.01	(0.12)	(0.08)	(0.02)
Net realized and unrealized gain/(loss) on investments(3)	(0.64)		(1.84)	2.56	1.55	0.82
Net increase/(decrease) in net assets resulting from operations	(0.62)		(1.83)	2.44	1.47	0.80
Dividends and distributions to shareholders from:
Net realized capital gains	(0.07)		(0.54)	(1.12)	— (7)	—
Total dividends and distributions to shareholders	(0.07)		(0.54)	(1.12)	— (7)	—
Net asset value, end of period	$10.53		$11.22	$13.59	$12.27	$10.80
Total investment return/(loss)(4)	(5.58	)%(5)	(13.30)%	21.05%	13.63%	8.00	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109		$114	$200	$168	$26
Ratio of expenses to average net assets with waivers and reimbursements	2.23	%(6)	2.23%	2.23%	2.23%	2.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	2.30	%(6)	2.40%	2.61%	2.89%	5.43	%(6)
Ratio of net investment income/(loss) to average net assets	0.33	%(6)	0.09%	(0.95)%	(0.67)%	(0.47	)%(6)
Portfolio turnover rate(8)	70	%(5)	145%	122%	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Financial Highlights (concluded)

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$32.62		$30.30	$27.20	$24.93	$28.29	$27.64
Net investment income/(loss)(1)	0.22		0.53	0.35	0.06	(0.19)	(0.21)
Net realized and unrealized gain/(loss) on investments	(0.72)		2.20	2.75	2.21	(1.25)	3.04
Net increase/(decrease) in net assets resulting from operations	(0.50)		2.73	3.10	2.27	(1.44)	2.83
Dividends and distributions to shareholders from:
Net investment income	(0.85)		(0.41)	—	—	—	—
Net realized capital gains	(0.31)		—	—	—	(1.93)	(2.18)
Total dividends and distributions to shareholders	(1.16)		(0.41)	—	—	(1.93)	(2.18)
Redemption fees added to paid-in capital(1)	—		— (2)	— (2)	— (2)	0.01	— (2)
Net asset value, end of period	$30.96		$32.62	$30.30	$27.20	$24.93	$28.29
Total investment return/(loss)(3)	(1.72	)%(5)	9.18%	11.36%	9.15%	(5.44)%	11.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,723		$21,520	$19,530	$22,765	$64,378	$71,523
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(6)	0.84%	0.84%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets without waivers and reimbursements	1.02	%(6)	1.11%	1.25%	1.32%	1.13%	1.20%
Ratio of net investment income/(loss) to average net assets	1.31	%(6)	1.75%	1.19%	0.26%	(0.76)%	(0.77)%
Portfolio turnover rate (4)	69	%(5)	74%	44%	247%	375%	297%

(1)	The selected per share data was calculated based on average shares outstanding method for the period.
(2)	Amount represents less than $0.005 per share.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

FEBRUARY 29, 2020 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirty-four separate investment portfolios, including the SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund and SGI Global Equity Fund (each a “Fund” and, collectively, the “Funds”). The SGI U.S. Large Cap Equity Fund and SGI U.S. Small Cap Equity Fund commenced investment operations on February 29, 2012 and March 31, 2016, respectively.

The Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, transferred all of its assets and liabilities to the SGI Global Equity Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Effective January 3, 2017, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund offers three classes of shares: Class I Shares, Class A Shares and Class C Shares; the SGI U.S. Small Cap Equity Fund offers three classes of shares: Class I Shares, Class A Shares (formerly Retail Class Shares) and Class C Shares and the SGI Global Equity Fund offers three classes of shares: Class I Shares, Class A Shares and Class C Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 87.523 billion shares are currently classified into one hundred and eighty-six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the SGI U.S. Large Cap Equity Fund is to outperform the S&P 500® Index over a market cycle while reducing overall volatility. The investment objective of the SGI U.S. Small Cap Equity Fund is to outperform the Russell 2000® Index over a market cycle while reducing overall volatility. The investment objective of the SGI Global Equity Fund is to seek long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 29, 2020, and the period covered by these Notes to Financial Statements is the six-months fiscal period ended February 29, 2020 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

adopted by The RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing each Funds’ investments carried at fair value:

	Total	Level 1	Level 2	Level 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$545,123,390	$545,123,390	$—	$—
Short-Term Investments	11,708,471	11,708,471	—	—
Total Investments*	$556,831,861	$556,831,861	$—	$—

SGI U.S. Small Cap Equity Fund
Common Stocks	$40,099,092	$40,099,092	$—	$—
Short-Term Investments	759,166	759,166	—	—
Total Investments*	$40,858,258	$40,858,258	$—	$—

SGI Global Equity Fund
Common Stocks	$25,659,872	$25,659,872	$—	$—
Short-Term Investments	2,560,350	2,560,350	—	—
Total Investments*	$28,220,222	$28,220,222	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

2. Investment Adviser and Other Services

Summit serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after February 28, 2021.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I	CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%	1.23%	1.98%
SGI U.S. Small Cap Equity Fund	0.95	1.23	1.48	2.23
SGI Global Equity Fund	0.70	0.84	1.09	1.84

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’ Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such recoupment does not cause the Fund to exceed the relevant share class’ Expense Cap that was in effect at the time of the waiver or reimbursement.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed and recoupments were as follows:

FUND	Gross Advisory Fees	Waivers AND/OR Reimbursements	RECOUPMENTS	Net Advisory Fees
SGI U.S. Large Cap Equity Fund	$1,950,958	$—	$—	$1,950,958
SGI U.S. Small Cap Equity Fund	214,074	(15,086)	—	198,988
SGI Global Equity Fund	96,742	(24,879)	—	71,863

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
FUND	August 31, 2020	August 31, 2021	August 31, 2022	August 31, 2023
SGI U.S. Small Cap Equity Fund	$70,466	$87,054	$61,230	$15,086
SGI Global Equity Fund	49,139	87,592	54,073	24,879

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as President and Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as Treasurer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Equity Fund	$310,539,589	$251,108,590
SGI U.S. Small Cap Equity Fund	36,600,843	29,980,952
SGI Global Equity Fund	23,347,839	18,026,770

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

FEBRUARY 29, 2020 (Unaudited)

As of August 31, 2019, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$437,481,737	$88,739,872	$(14,426,502)	$74,313,370
SGI U.S. Small Cap Equity Fund	37,028,525	2,878,339	(2,525,958)	352,381
SGI Global Equity Fund	19,596,586	2,403,604	(510,927)	1,892,677

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended August 31, 2019 there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

As of August 31, 2019, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Qualified late-year loss deferral	OTHER TEMPORARY DIFFERENCES	Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$5,027,617	$3,982,437	$—	$—	$74,313,370
SGI U.S. Small Cap Equity Fund	76,079	—	(1,047,348)	(16,342)	352,381
SGI Global Equity Fund	345,003	133,456	—	—	1,892,677

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in publicly traded partnerships.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2019 was as follows:

FUND	Ordinary Income	Long-Term Gains	Total
SGI U.S. Large Cap Equity Fund	$9,549,200	$7,968,475	$17,517,675
SGI U.S. Small Cap Equity Fund	348,578	1,310,032	1,658,610
SGI Global Equity Fund	258,783	—	258,783

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

During the period ended August 31, 2019 the SGI Global Equity Fund utilized $1,986,607 of total capital loss carryforwards.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (concluded)

FEBRUARY 29, 2020 (Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2019. SGI U.S. Small Cap Equity Fund deferred qualified late-year losses of $1,047,348 which will be treated as arising on the first business day of the following fiscal year.

6. NEW ACCOUNTING PRONOUNCEMENTS and regulatory updates

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all affected entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An affected entity is permitted to adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of additional disclosures, which are required for public companies only, until their effective date. Management evaluated the impact of these changes on the Funds’ financial statements and has elected to early adopt the removed and modified disclosures effective February 28, 2019. The impact of adoption was limited to changes in the financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy. Management is still evaluating the impact of the additional disclosure requirements.

7. SUBSEQUENT EVENTS

ACQUISITION OF FUNDS’ DISTRIBUTOR

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Directors of the Funds has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

Covid-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. Substantial market volatility may result in more than the usual redemptions. In the case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

As a result of the outbreak of COVID-19 and measures taken to mitigate its effects, the Funds’ service providers have implemented their business continuity plans and most personnel are working remotely. This could result in disruptions to the services provided to the Funds by their service providers.

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor, Form N-PORT). The Company’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov.

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Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI-SAR20

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*		/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	May 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	May 4, 2020

By (Signature and Title)*		/s/ James G Shaw
James Shaw, Treasurer
(principal financial officer)

Date	May 4, 2020

*	Print the name and title of each signing officer under his or her signature.